Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 01/15/23	106,475,382	110,895,924
0.63%, 04/15/23	90,881,584	95,821,747
0.38%, 07/15/23	102,356,868	108,553,371
0.63%, 01/15/24	98,357,078	105,373,777
0.50%, 04/15/24	54,987,650	58,971,288
0.13%, 07/15/24	89,166,778	95,605,986
0.13%, 10/15/24	78,820,338	84,569,786
0.25%, 01/15/25	84,388,501	90,862,749
2.38%, 01/15/25	57,515,306	65,972,810
0.13%, 04/15/25	65,004,739	69,845,156
0.38%, 07/15/25	89,751,505	97,930,252
0.13%, 10/15/25	78,602,835	85,013,562
0.63%, 01/15/26	76,540,966	84,396,133
2.00%, 01/15/26	40,382,750	46,968,838
0.13%, 04/15/26	66,242,589	71,702,213
0.13%, 07/15/26	75,138,743	81,794,067
0.13%, 10/15/26	44,321,421	48,319,689
0.38%, 01/15/27	70,541,417	77,854,105
2.38%, 01/15/27	34,437,416	41,783,439
0.38%, 07/15/27	76,484,920	85,146,577
0.50%, 01/15/28	77,989,293	87,768,681
1.75%, 01/15/28	32,453,912	39,184,855
3.63%, 04/15/28	33,080,717	44,371,837
0.75%, 07/15/28	68,148,475	78,592,484
0.88%, 01/15/29	58,409,237	68,069,631
2.50%, 01/15/29	30,044,310	38,700,000
3.88%, 04/15/29	39,132,037	54,944,510
0.25%, 07/15/29	70,380,178	79,162,588
0.13%, 01/15/30	77,855,441	86,745,505
0.13%, 07/15/30	86,088,241	96,480,683
0.13%, 01/15/31	89,165,548	99,781,656
0.13%, 07/15/31	96,314,278	108,164,936
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/32	14,000,445	20,821,383
2.13%, 02/15/40	18,096,732	28,048,874
2.13%, 02/15/41	26,100,845	40,938,461
0.75%, 02/15/42	42,657,950	54,644,926
0.63%, 02/15/43	33,194,188	41,853,662
1.38%, 02/15/44	45,735,118	66,164,328
0.75%, 02/15/45	50,407,714	65,836,620
1.00%, 02/15/46	26,120,563	36,171,231
0.88%, 02/15/47	32,004,238	43,858,555
1.00%, 02/15/48	23,278,360	33,080,937
1.00%, 02/15/49	21,866,034	31,477,875
0.25%, 02/15/50	33,063,272	40,547,724
0.13%, 02/15/51	34,700,629	41,679,719
Total Treasuries (Cost $2,865,253,355)		3,034,473,130

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	56,329	56,329
Total Short-Term Investments (Cost $56,329)		56,329
Total Investments in Securities (Cost $2,865,309,684)		3,034,529,459

(a)	The rate shown is the 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries	$—	$3,034,473,130	$—	$3,034,473,130
Short-Term Investments[1]	56,329	—	—	56,329
Total	$56,329	$3,034,473,130	$—	$3,034,529,459

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.9% OF NET ASSETS

Financial Institutions 8.1%
Banking 5.5%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	205,732
1.45%, 10/02/23 (a)	400,000	401,880
3.88%, 05/21/24 (a)	200,000	210,802
5.13%, 09/30/24	150,000	164,988
5.80%, 05/01/25 (a)	150,000	170,216
8.00%, 11/01/31	450,000	633,626
American Express Co.
2.65%, 12/02/22	200,000	204,304
3.40%, 02/27/23 (a)	450,000	464,562
3.70%, 08/03/23 (a)	500,000	522,765
3.40%, 02/22/24 (a)	200,000	210,020
2.50%, 07/30/24 (a)	350,000	361,809
3.00%, 10/30/24 (a)	450,000	472,644
4.20%, 11/06/25 (a)	150,000	165,768
3.13%, 05/20/26 (a)	150,000	159,368
1.65%, 11/04/26 (a)	250,000	249,938
4.05%, 12/03/42	150,000	180,972
American Express Credit Corp.
3.30%, 05/03/27 (a)	450,000	484,209
Australia & New Zealand Banking Group Ltd.
2.05%, 11/21/22	250,000	253,855
3.70%, 11/16/25	250,000	273,255
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	200,030
1.13%, 09/18/25	200,000	196,342
Banco Santander S.A.
3.13%, 02/23/23	200,000	205,636
3.85%, 04/12/23	200,000	207,952
2.71%, 06/27/24	200,000	207,578
0.70%, 06/30/24 (a)(b)	400,000	398,320
2.75%, 05/28/25	200,000	207,310
5.18%, 11/19/25	400,000	446,512
1.85%, 03/25/26	400,000	398,880
4.25%, 04/11/27	200,000	220,398
1.72%, 09/14/27 (a)(b)	400,000	393,036
3.80%, 02/23/28	200,000	217,712
4.38%, 04/12/28	200,000	224,640
3.31%, 06/27/29	200,000	213,746
3.49%, 05/28/30	200,000	211,618
2.75%, 12/03/30	200,000	195,692
2.96%, 03/25/31	200,000	203,532
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of America Corp.
3.30%, 01/11/23	800,000	823,952
4.10%, 07/24/23	500,000	528,090
3.00%, 12/20/23 (a)(b)	1,300,000	1,329,705
4.13%, 01/22/24	500,000	532,830
3.55%, 03/05/24 (a)(b)	650,000	671,255
4.00%, 04/01/24	500,000	532,705
1.49%, 05/19/24 (a)(b)	200,000	201,510
0.52%, 06/14/24 (a)(b)	350,000	347,532
3.86%, 07/23/24 (a)(b)	450,000	470,380
4.20%, 08/26/24	650,000	697,001
0.81%, 10/24/24 (a)(b)	500,000	496,850
4.00%, 01/22/25	350,000	374,531
3.46%, 03/15/25 (a)(b)	450,000	471,672
3.95%, 04/21/25	450,000	483,210
0.98%, 04/22/25 (a)(b)	500,000	496,070
3.88%, 08/01/25	450,000	489,208
0.98%, 09/25/25 (a)(b)	550,000	543,345
3.09%, 10/01/25 (a)(b)	250,000	261,503
2.46%, 10/22/25 (a)(b)	350,000	359,912
3.37%, 01/23/26 (a)(b)	450,000	475,434
2.02%, 02/13/26 (a)(b)	250,000	253,828
4.45%, 03/03/26	600,000	660,960
3.50%, 04/19/26	500,000	538,515
1.32%, 06/19/26 (a)(b)	600,000	594,408
4.25%, 10/22/26	250,000	275,612
1.20%, 10/24/26 (a)(b)	600,000	588,408
1.66%, 03/11/27 (a)(b)	500,000	496,025
3.56%, 04/23/27 (a)(b)	600,000	640,758
1.73%, 07/22/27 (a)(b)	1,200,000	1,189,836
3.25%, 10/21/27 (a)	650,000	689,487
4.18%, 11/25/27 (a)	350,000	383,082
3.82%, 01/20/28 (a)(b)	400,000	434,144
3.71%, 04/24/28 (a)(b)	500,000	539,375
3.59%, 07/21/28 (a)(b)	400,000	430,236
3.42%, 12/20/28 (a)(b)	1,200,000	1,278,948
3.97%, 03/05/29 (a)(b)	500,000	549,970
2.09%, 06/14/29 (a)(b)	500,000	493,435
4.27%, 07/23/29 (a)(b)	550,000	615,378
3.97%, 02/07/30 (a)(b)	500,000	553,365
3.19%, 07/23/30 (a)(b)	400,000	422,844
2.88%, 10/22/30 (a)(b)	350,000	362,498
2.50%, 02/13/31 (a)(b)	800,000	802,896
2.59%, 04/29/31 (a)(b)	700,000	707,917
1.90%, 07/23/31 (a)(b)	600,000	574,368
1.92%, 10/24/31 (a)(b)	500,000	477,610
2.65%, 03/11/32 (a)(b)	500,000	505,815
2.69%, 04/22/32 (a)(b)	950,000	963,794
2.30%, 07/21/32 (a)(b)	750,000	736,807
2.57%, 10/20/32 (a)(b)	700,000	704,501
2.48%, 09/21/36 (a)(b)	400,000	386,908

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.11%, 01/29/37	400,000	540,684
4.24%, 04/24/38 (a)(b)	450,000	529,681
7.75%, 05/14/38	320,000	503,610
4.08%, 04/23/40 (a)(b)	350,000	404,148
2.68%, 06/19/41 (a)(b)	1,050,000	1,018,741
5.88%, 02/07/42	300,000	430,587
3.31%, 04/22/42 (a)(b)	750,000	795,427
5.00%, 01/21/44	450,000	589,576
4.88%, 04/01/44	100,000	131,170
4.75%, 04/21/45	100,000	127,179
4.44%, 01/20/48 (a)(b)	350,000	444,129
3.95%, 01/23/49 (a)(b)	200,000	237,252
4.33%, 03/15/50 (a)(b)	550,000	690,932
4.08%, 03/20/51 (a)(b)	1,100,000	1,345,058
2.83%, 10/24/51 (a)(b)	250,000	249,020
3.48%, 03/13/52 (a)(b)	250,000	279,287
2.97%, 07/21/52 (a)(b)	500,000	510,155
Bank of America NA
6.00%, 10/15/36	418,000	575,293
Bank of Montreal
0.40%, 09/15/23	300,000	298,434
0.45%, 12/08/23	100,000	99,241
3.30%, 02/05/24	250,000	262,128
2.50%, 06/28/24	200,000	207,020
0.63%, 07/09/24	250,000	246,938
1.85%, 05/01/25	350,000	356,188
1.25%, 09/15/26	350,000	343,185
0.95%, 01/22/27 (a)(b)	350,000	340,707
4.34%, 10/05/28 (a)(b)	250,000	264,025
3.80%, 12/15/32 (a)(b)	200,000	214,930
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	110,628
5.13%, 06/11/30 (a)	100,000	115,263
Barclays Bank PLC
3.75%, 05/15/24	200,000	213,268
Barclays PLC
3.68%, 01/10/23 (a)	450,000	451,431
4.34%, 05/16/24 (a)(b)	200,000	209,440
4.38%, 09/11/24	200,000	214,200
1.01%, 12/10/24 (a)(b)	250,000	248,505
3.65%, 03/16/25	350,000	371,889
3.93%, 05/07/25 (a)(b)	400,000	422,724
4.38%, 01/12/26	500,000	547,445
2.85%, 05/07/26 (a)(b)	350,000	361,945
5.20%, 05/12/26	500,000	562,530
4.34%, 01/10/28 (a)	200,000	219,136
4.84%, 05/09/28 (a)	450,000	496,809
4.97%, 05/16/29 (a)(b)	250,000	286,877
5.09%, 06/20/30 (a)(b)	300,000	341,574
2.65%, 06/24/31 (a)(b)	300,000	299,448
2.67%, 03/10/32 (a)(b)	200,000	198,316
3.56%, 09/23/35 (a)(b)	350,000	360,325
3.81%, 03/10/42 (a)(b)	200,000	211,252
5.25%, 08/17/45	200,000	269,314
4.95%, 01/10/47	400,000	522,444
BBVA USA
3.88%, 04/10/25 (a)	250,000	269,762
BNP Paribas S.A.
3.25%, 03/03/23	195,000	201,408
4.25%, 10/15/24	200,000	216,574
BPCE S.A.
4.00%, 04/15/24	250,000	266,925
3.38%, 12/02/26	250,000	269,238
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	52,162
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	250,000	250,720
3.50%, 09/13/23	350,000	367,612
0.50%, 12/14/23	200,000	197,838
3.10%, 04/02/24	200,000	209,268
2.25%, 01/28/25	200,000	205,536
0.95%, 10/23/25	200,000	196,464
1.25%, 06/22/26	150,000	146,046
Capital One Bank USA NA
3.38%, 02/15/23	250,000	257,500
2.28%, 01/28/26 (a)(b)	350,000	357,843
Capital One Financial Corp.
3.20%, 01/30/23 (a)	250,000	256,628
2.60%, 05/11/23 (a)	250,000	256,038
3.50%, 06/15/23	250,000	260,233
3.90%, 01/29/24 (a)	150,000	158,388
3.75%, 04/24/24 (a)	200,000	211,620
3.30%, 10/30/24 (a)	500,000	526,655
3.20%, 02/05/25 (a)	250,000	263,430
4.20%, 10/29/25 (a)	250,000	271,827
3.75%, 07/28/26 (a)	250,000	268,495
3.75%, 03/09/27 (a)	300,000	325,191
3.65%, 05/11/27 (a)	250,000	270,267
1.88%, 11/02/27 (a)(b)	225,000	223,900
3.80%, 01/31/28 (a)	200,000	219,174
2.62%, 11/02/32 (a)(b)	200,000	199,704
Citibank NA
3.65%, 01/23/24 (a)	500,000	527,825
Citigroup, Inc.
3.38%, 03/01/23	200,000	206,408
3.50%, 05/15/23	350,000	362,670
3.88%, 10/25/23	150,000	158,894
1.68%, 05/15/24 (a)(b)	250,000	252,655
4.04%, 06/01/24 (a)(b)	150,000	156,984
3.75%, 06/16/24	100,000	106,575
4.00%, 08/05/24	150,000	160,515
0.78%, 10/30/24 (a)(b)	500,000	497,140
3.88%, 03/26/25	150,000	160,617
3.35%, 04/24/25 (a)(b)	650,000	680,751
3.30%, 04/27/25	300,000	319,023
0.98%, 05/01/25 (a)(b)	450,000	446,935
4.40%, 06/10/25	550,000	598,339
5.50%, 09/13/25	524,000	593,110
1.28%, 11/03/25 (a)(b)	250,000	249,403
3.70%, 01/12/26	500,000	541,130
4.60%, 03/09/26	345,000	382,012
3.11%, 04/08/26 (a)(b)	800,000	840,872
3.40%, 05/01/26	250,000	268,588
3.20%, 10/21/26 (a)	750,000	795,405
4.30%, 11/20/26	150,000	165,647
1.12%, 01/28/27 (a)(b)	500,000	486,070
1.46%, 06/09/27 (a)(b)	400,000	392,532
4.45%, 09/29/27	680,000	758,656
3.89%, 01/10/28 (a)(b)	650,000	704,866
3.67%, 07/24/28 (a)(b)	550,000	593,186
4.13%, 07/25/28	450,000	494,806
3.52%, 10/27/28 (a)(b)	500,000	535,730
4.08%, 04/23/29 (a)(b)	450,000	497,452
3.98%, 03/20/30 (a)(b)	550,000	608,855
2.98%, 11/05/30 (a)(b)	300,000	312,777
2.67%, 01/29/31 (a)(b)	600,000	610,968
4.41%, 03/31/31 (a)(b)	800,000	912,672
2.57%, 06/03/31 (a)(b)	800,000	805,816
2.56%, 05/01/32 (a)(b)	650,000	655,011
6.63%, 06/15/32	200,000	268,054
2.52%, 11/03/32 (a)(b)	200,000	200,104
5.88%, 02/22/33	100,000	128,007
6.00%, 10/31/33	150,000	195,548

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 08/25/36	100,000	136,844
3.88%, 01/24/39 (a)(b)	200,000	228,128
8.13%, 07/15/39	470,000	800,617
5.32%, 03/26/41 (a)(b)	350,000	465,045
5.88%, 01/30/42	130,000	186,787
2.90%, 11/03/42 (a)(b)	200,000	199,120
6.68%, 09/13/43	200,000	306,722
5.30%, 05/06/44	200,000	264,510
4.65%, 07/30/45	180,000	230,875
4.75%, 05/18/46	430,000	543,481
4.28%, 04/24/48 (a)(b)	150,000	187,760
4.65%, 07/23/48 (a)	600,000	792,492
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	259,170
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	157,754
3.25%, 04/30/30 (a)	250,000	266,525
2.64%, 09/30/32 (a)	200,000	200,136
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	208,924
4.00%, 02/01/29 (a)	250,000	283,452
Cooperatieve Rabobank UA
3.95%, 11/09/22	250,000	257,233
2.75%, 01/10/23	250,000	255,950
4.63%, 12/01/23	491,000	524,565
0.38%, 01/12/24	250,000	247,255
3.38%, 05/21/25	250,000	268,498
4.38%, 08/04/25	241,000	263,331
3.75%, 07/21/26	300,000	324,486
5.25%, 05/24/41	300,000	418,539
5.75%, 12/01/43	250,000	353,340
5.25%, 08/04/45	250,000	339,042
Credit Suisse AG
1.00%, 05/05/23	250,000	250,938
0.52%, 08/09/23	250,000	248,855
0.50%, 02/02/24	250,000	247,418
3.63%, 09/09/24	550,000	585,200
2.95%, 04/09/25	400,000	420,144
1.25%, 08/07/26	250,000	244,220
Credit Suisse Group AG
3.80%, 06/09/23	500,000	520,690
3.75%, 03/26/25	500,000	532,425
4.55%, 04/17/26	500,000	553,010
4.88%, 05/15/45	500,000	639,245
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	214,422
Deutsche Bank AG
3.30%, 11/16/22	250,000	255,885
3.95%, 02/27/23	400,000	414,008
0.90%, 05/28/24	300,000	298,038
3.70%, 05/30/24	300,000	315,687
2.22%, 09/18/24 (a)(b)	350,000	355,082
3.96%, 11/26/25 (a)(b)	350,000	372,256
4.10%, 01/13/26	250,000	270,082
2.13%, 11/24/26 (a)(b)	500,000	500,430
Deutsche Bank AG/New York NY
3.55%, 09/18/31 (a)(b)	350,000	369,750
3.04%, 05/28/32 (a)(b)	300,000	301,815
Discover Bank
3.35%, 02/06/23 (a)	500,000	513,690
2.45%, 09/12/24 (a)	250,000	256,248
3.45%, 07/27/26 (a)	250,000	265,548
4.65%, 09/13/28 (a)	250,000	285,992
Discover Financial Services
3.75%, 03/04/25 (a)	150,000	159,899
4.10%, 02/09/27 (a)	150,000	163,836
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bancorp
1.63%, 05/05/23 (a)	175,000	177,051
3.65%, 01/25/24 (a)	250,000	262,985
2.38%, 01/28/25 (a)	250,000	257,568
2.55%, 05/05/27 (a)	200,000	207,024
1.71%, 11/01/27 (a)(b)	250,000	248,258
3.95%, 03/14/28 (a)	250,000	278,877
8.25%, 03/01/38	250,000	417,240
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	217,486
2.25%, 02/01/27 (a)	250,000	256,943
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	302,180
First Horizon Corp.
3.55%, 05/26/23 (a)	100,000	103,453
4.00%, 05/26/25 (a)	150,000	160,928
First Republic Bank
4.63%, 02/13/47 (a)	250,000	323,120
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	209,078
HSBC Bank USA NA
5.88%, 11/01/34	250,000	324,037
7.00%, 01/15/39	250,000	390,265
HSBC Holdings PLC
3.60%, 05/25/23	400,000	416,428
3.03%, 11/22/23 (a)(b)	200,000	204,174
4.25%, 03/14/24	500,000	529,545
3.95%, 05/18/24 (a)(b)	400,000	416,900
0.73%, 08/17/24 (a)(b)	350,000	347,574
3.80%, 03/11/25 (a)(b)	450,000	474,084
0.98%, 05/24/25 (a)(b)	500,000	494,060
4.25%, 08/18/25	200,000	215,712
2.63%, 11/07/25 (a)(b)	400,000	411,380
4.30%, 03/08/26	600,000	658,140
1.65%, 04/18/26 (a)(b)	425,000	423,062
3.90%, 05/25/26	650,000	703,280
2.10%, 06/04/26 (a)(b)	300,000	302,406
4.29%, 09/12/26 (a)(b)	400,000	433,176
4.38%, 11/23/26	309,000	337,879
1.59%, 05/24/27 (a)(b)	550,000	538,065
4.04%, 03/13/28 (a)(b)	400,000	433,008
2.01%, 09/22/28 (a)(b)	350,000	342,377
4.58%, 06/19/29 (a)(b)	600,000	673,194
2.21%, 08/17/29 (a)(b)	400,000	391,888
4.95%, 03/31/30	400,000	469,736
3.97%, 05/22/30 (a)(b)	650,000	709,540
2.85%, 06/04/31 (a)(b)	250,000	254,253
2.36%, 08/18/31 (a)(b)	250,000	244,870
7.63%, 05/17/32	200,000	279,026
2.80%, 05/24/32 (a)(b)	700,000	700,735
6.50%, 05/02/36	200,000	272,168
6.50%, 09/15/37	505,000	698,364
6.80%, 06/01/38	400,000	571,740
6.10%, 01/14/42	200,000	286,846
5.25%, 03/14/44	400,000	520,288
HSBC USA, Inc.
3.50%, 06/23/24	150,000	158,756
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	200,000	206,890
2.55%, 02/04/30 (a)	200,000	203,834
2.49%, 08/15/36 (a)(b)(c)	250,000	243,150
ING Groep N.V.
4.10%, 10/02/23	300,000	317,142
3.55%, 04/09/24	200,000	210,958
3.95%, 03/29/27	200,000	218,924
1.73%, 04/01/27 (a)(b)	300,000	298,770
4.55%, 10/02/28	300,000	346,263

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 04/09/29	200,000	225,630
2.73%, 04/01/32 (a)(b)	200,000	203,734
JPMorgan Chase & Co.
2.97%, 01/15/23 (a)	500,000	501,410
3.20%, 01/25/23	563,000	579,839
3.38%, 05/01/23	450,000	466,177
2.70%, 05/18/23 (a)	300,000	307,590
3.88%, 02/01/24	250,000	265,485
0.70%, 03/16/24 (a)(b)	400,000	399,652
3.56%, 04/23/24 (a)(b)	250,000	259,318
3.63%, 05/13/24	500,000	530,355
1.51%, 06/01/24 (a)(b)	400,000	403,700
3.80%, 07/23/24 (a)(b)	450,000	470,331
3.88%, 09/10/24	700,000	747,355
0.65%, 09/16/24 (a)(b)	400,000	398,128
4.02%, 12/05/24 (a)(b)	450,000	475,839
3.13%, 01/23/25 (a)	745,000	783,837
0.56%, 02/16/25 (a)(b)	300,000	296,664
3.22%, 03/01/25 (a)(b)	250,000	261,028
0.82%, 06/01/25 (a)(b)	250,000	247,095
0.97%, 06/23/25 (a)(b)	500,000	495,685
3.90%, 07/15/25 (a)	450,000	486,805
0.77%, 08/09/25 (a)(b)	250,000	246,690
2.30%, 10/15/25 (a)(b)	600,000	613,644
2.01%, 03/13/26 (a)(b)	500,000	507,670
3.30%, 04/01/26 (a)	535,000	570,353
2.08%, 04/22/26 (a)(b)	700,000	712,075
3.20%, 06/15/26 (a)	250,000	265,485
2.95%, 10/01/26 (a)	550,000	580,871
1.05%, 11/19/26 (a)(b)	700,000	682,038
4.13%, 12/15/26	450,000	498,046
3.96%, 01/29/27 (a)(b)	500,000	543,515
1.04%, 02/04/27 (a)(b)	450,000	436,783
1.58%, 04/22/27 (a)(b)	750,000	741,570
8.00%, 04/29/27	150,000	195,498
1.47%, 09/22/27 (a)(b)	550,000	540,012
4.25%, 10/01/27	250,000	279,640
3.63%, 12/01/27 (a)	150,000	160,992
3.78%, 02/01/28 (a)(b)	500,000	542,370
3.54%, 05/01/28 (a)(b)	450,000	483,412
2.18%, 06/01/28 (a)(b)	300,000	301,080
3.51%, 01/23/29 (a)(b)	550,000	591,189
4.01%, 04/23/29 (a)(b)	300,000	331,851
2.07%, 06/01/29 (a)(b)	450,000	445,108
4.20%, 07/23/29 (a)(b)	650,000	726,472
4.45%, 12/05/29 (a)(b)	450,000	512,199
3.70%, 05/06/30 (a)(b)	450,000	489,573
8.75%, 09/01/30	50,000	75,540
2.74%, 10/15/30 (a)(b)	750,000	770,805
4.49%, 03/24/31 (a)(b)	650,000	751,127
2.52%, 04/22/31 (a)(b)	750,000	757,530
2.96%, 05/13/31 (a)(b)	700,000	723,506
1.76%, 11/19/31 (a)(b)	250,000	236,548
1.95%, 02/04/32 (a)(b)	750,000	720,007
2.58%, 04/22/32 (a)(b)	700,000	706,468
6.40%, 05/15/38	650,000	945,470
3.88%, 07/24/38 (a)(b)	400,000	458,572
5.50%, 10/15/40	230,000	314,304
3.11%, 04/22/41 (a)(b)	250,000	260,755
5.60%, 07/15/41	350,000	491,557
2.53%, 11/19/41 (a)(b)	400,000	380,976
5.40%, 01/06/42	300,000	413,280
3.16%, 04/22/42 (a)(b)	400,000	418,816
5.63%, 08/16/43	250,000	347,917
4.85%, 02/01/44	100,000	132,156
4.95%, 06/01/45	450,000	595,845
4.26%, 02/22/48 (a)(b)	350,000	433,457
4.03%, 07/24/48 (a)(b)	250,000	298,942
3.96%, 11/15/48 (a)(b)	800,000	952,320
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 01/23/49 (a)(b)	400,000	470,872
3.11%, 04/22/51 (a)(b)	400,000	420,552
3.33%, 04/22/52 (a)(b)	750,000	818,452
KeyBank NA
3.38%, 03/07/23	250,000	258,653
1.25%, 03/10/23	250,000	251,990
0.42%, 01/03/24 (a)(b)	250,000	249,198
3.40%, 05/20/26	250,000	268,888
3.90%, 04/13/29	250,000	278,020
KeyCorp
4.15%, 10/29/25	100,000	109,956
4.10%, 04/30/28	150,000	170,238
2.55%, 10/01/29	150,000	154,547
Lloyds Bank PLC
3.50%, 05/14/25	200,000	213,236
Lloyds Banking Group PLC
4.05%, 08/16/23	400,000	420,872
2.91%, 11/07/23 (a)(b)	450,000	458,379
3.90%, 03/12/24	250,000	265,263
0.70%, 05/11/24 (a)(b)	200,000	199,348
4.50%, 11/04/24	200,000	216,340
4.45%, 05/08/25	200,000	218,732
3.87%, 07/09/25 (a)(b)	400,000	425,128
4.58%, 12/10/25	200,000	219,534
2.44%, 02/05/26 (a)(b)	200,000	205,180
4.65%, 03/24/26	524,000	579,455
3.75%, 01/11/27	400,000	432,952
4.38%, 03/22/28	300,000	338,568
4.55%, 08/16/28	200,000	228,826
3.57%, 11/07/28 (a)(b)	200,000	214,210
5.30%, 12/01/45	200,000	270,204
4.34%, 01/09/48	300,000	360,021
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	263,488
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/23	250,000	258,483
3.76%, 07/26/23	250,000	262,218
3.41%, 03/07/24	550,000	577,841
2.80%, 07/18/24	200,000	208,326
0.85%, 09/15/24 (a)(b)	550,000	548,658
2.19%, 02/25/25	650,000	665,944
1.41%, 07/17/25	350,000	348,649
0.95%, 07/19/25 (a)(b)	400,000	396,552
0.96%, 10/11/25 (a)(b)	200,000	197,834
3.85%, 03/01/26	550,000	598,554
2.76%, 09/13/26	200,000	208,976
3.68%, 02/22/27	200,000	218,256
1.54%, 07/20/27 (a)(b)	450,000	443,623
3.29%, 07/25/27	250,000	268,058
1.64%, 10/13/27 (a)(b)	250,000	247,513
3.96%, 03/02/28	250,000	278,045
4.05%, 09/11/28	250,000	282,040
3.74%, 03/07/29	300,000	330,852
3.20%, 07/18/29	200,000	211,600
2.56%, 02/25/30	200,000	203,228
2.05%, 07/17/30	450,000	440,167
2.31%, 07/20/32 (a)(b)	400,000	395,512
2.49%, 10/13/32 (a)(b)	200,000	200,862
4.15%, 03/07/39	300,000	359,466
3.75%, 07/18/39	200,000	227,690
Mizuho Financial Group, Inc.
1.24%, 07/10/24 (a)(b)	250,000	251,153
0.85%, 09/08/24 (a)(b)	375,000	374,197
3.92%, 09/11/24 (a)(b)	250,000	262,830
2.56%, 09/13/25 (a)(b)	200,000	206,230
2.23%, 05/25/26 (a)(b)	200,000	203,440
3.66%, 02/28/27	200,000	217,764

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.23%, 05/22/27 (a)(b)	250,000	243,045
1.55%, 07/09/27 (a)(b)	250,000	246,083
3.17%, 09/11/27	300,000	318,318
4.02%, 03/05/28	200,000	223,466
3.15%, 07/16/30 (a)(b)	200,000	211,942
2.87%, 09/13/30 (a)(b)	200,000	207,658
2.20%, 07/10/31 (a)(b)	250,000	245,315
1.98%, 09/08/31 (a)(b)	250,000	240,980
2.56%, 09/13/31	200,000	196,994
2.17%, 05/22/32 (a)(b)	250,000	244,720
2.26%, 07/09/32 (a)(b)(d)	200,000	197,108
Morgan Stanley
3.13%, 01/23/23	350,000	359,597
3.75%, 02/25/23	500,000	518,365
4.10%, 05/22/23	600,000	627,522
0.56%, 11/10/23 (a)(b)	300,000	299,388
0.53%, 01/25/24 (a)(b)	750,000	747,202
0.73%, 04/05/24 (a)(b)	250,000	249,408
3.74%, 04/24/24 (a)(b)	550,000	570,801
3.88%, 04/29/24	750,000	796,192
3.70%, 10/23/24	500,000	533,100
0.79%, 01/22/25 (a)(b)	450,000	445,599
0.79%, 05/30/25 (a)(b)	500,000	492,625
2.72%, 07/22/25 (a)(b)	350,000	361,427
4.00%, 07/23/25	524,000	568,603
0.86%, 10/21/25 (a)(b)	250,000	246,520
1.16%, 10/21/25 (a)(b)	500,000	496,045
5.00%, 11/24/25	324,000	362,452
3.88%, 01/27/26	700,000	760,249
2.19%, 04/28/26 (a)(b)	700,000	714,987
3.13%, 07/27/26	500,000	529,330
6.25%, 08/09/26	412,000	493,914
4.35%, 09/08/26	300,000	331,584
0.99%, 12/10/26 (a)(b)	500,000	483,900
3.63%, 01/20/27	450,000	486,868
3.95%, 04/23/27	500,000	546,780
1.59%, 05/04/27 (a)(b)	700,000	692,118
1.51%, 07/20/27 (a)(b)	700,000	687,449
3.59%, 07/22/28 (a)(b)	650,000	700,453
3.77%, 01/24/29 (a)(b)	650,000	708,812
4.43%, 01/23/30 (a)(b)	600,000	684,888
2.70%, 01/22/31 (a)(b)	750,000	771,517
3.62%, 04/01/31 (a)(b)	700,000	765,359
1.79%, 02/13/32 (a)(b)	600,000	568,644
7.25%, 04/01/32	330,000	476,117
1.93%, 04/28/32 (a)(b)	500,000	478,570
2.24%, 07/21/32 (a)(b)	750,000	735,562
2.51%, 10/20/32 (a)(b)	550,000	551,754
2.48%, 09/16/36 (a)(b)	600,000	579,612
3.97%, 07/22/38 (a)(b)	450,000	519,831
4.46%, 04/22/39 (a)(b)	250,000	304,545
3.22%, 04/22/42 (a)(b)	400,000	422,376
6.38%, 07/24/42	500,000	761,090
4.30%, 01/27/45	555,000	688,056
4.38%, 01/22/47	450,000	571,810
5.60%, 03/24/51 (a)(b)	450,000	686,403
2.80%, 01/25/52 (a)(b)	250,000	249,828
National Australia Bank Ltd.
2.88%, 04/12/23	250,000	257,598
3.38%, 01/14/26	250,000	270,172
2.50%, 07/12/26	500,000	523,695
National Bank of Canada
2.10%, 02/01/23	250,000	254,110
0.55%, 11/15/24 (a)(b)	250,000	247,825
Natwest Group PLC
3.88%, 09/12/23	400,000	418,408
6.00%, 12/19/23	550,000	600,831
2.36%, 05/22/24 (a)(b)	200,000	203,808
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 05/28/24	350,000	378,973
4.52%, 06/25/24 (a)(b)	200,000	210,458
4.27%, 03/22/25 (a)(b)	450,000	478,467
4.80%, 04/05/26	350,000	390,565
1.64%, 06/14/27 (a)(b)	300,000	295,323
3.07%, 05/22/28 (a)(b)	200,000	208,316
4.89%, 05/18/29 (a)(b)	500,000	575,310
3.75%, 11/01/29 (a)(b)	200,000	210,042
5.08%, 01/27/30 (a)(b)	200,000	233,168
4.45%, 05/08/30 (a)(b)	200,000	226,326
3.03%, 11/28/35 (a)(b)	250,000	247,938
Northern Trust Corp.
3.95%, 10/30/25	250,000	275,667
3.65%, 08/03/28 (a)	100,000	112,196
3.15%, 05/03/29 (a)	100,000	108,439
1.95%, 05/01/30 (a)	200,000	199,180
People's United Bank NA
4.00%, 07/15/24 (a)	250,000	263,498
PNC Bank NA
2.70%, 11/01/22 (a)	250,000	254,610
2.95%, 01/30/23 (a)	400,000	409,904
2.95%, 02/23/25 (a)	250,000	263,623
3.25%, 06/01/25 (a)	250,000	266,890
3.25%, 01/22/28 (a)	250,000	270,817
4.05%, 07/26/28	250,000	282,785
2.70%, 10/22/29	250,000	260,413
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	205,440
1.80%, 08/12/28 (a)	250,000	244,520
7.38%, 12/10/37	100,000	152,484
Royal Bank of Canada
1.95%, 01/17/23	200,000	203,134
1.60%, 04/17/23	300,000	304,104
3.70%, 10/05/23	350,000	368,273
0.50%, 10/26/23	300,000	298,245
0.43%, 01/19/24	500,000	494,885
2.55%, 07/16/24	150,000	155,564
0.75%, 10/07/24	100,000	98,867
2.25%, 11/01/24	200,000	206,246
1.15%, 06/10/25	350,000	347,203
0.88%, 01/20/26	400,000	390,024
4.65%, 01/27/26	300,000	333,477
1.20%, 04/27/26	200,000	196,996
1.15%, 07/14/26	150,000	147,224
1.40%, 11/02/26	200,000	197,226
2.30%, 11/03/31	250,000	251,663
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	200,000	205,112
3.50%, 06/07/24 (a)	200,000	209,266
3.45%, 06/02/25 (a)	200,000	211,068
4.50%, 07/17/25 (a)	300,000	325,914
3.24%, 10/05/26 (a)(c)	150,000	157,461
4.40%, 07/13/27 (a)	150,000	166,049
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	300,000	307,704
4.80%, 11/15/24 (a)(b)	200,000	213,940
1.09%, 03/15/25 (a)(b)	300,000	297,591
1.53%, 08/21/26 (a)(b)	200,000	197,584
1.67%, 06/14/27 (a)(b)	300,000	294,504
3.82%, 11/03/28 (a)(b)	250,000	268,838
2.90%, 03/15/32 (a)(b)	200,000	203,146
Santander UK PLC
4.00%, 03/13/24	200,000	212,856
2.88%, 06/18/24	200,000	209,056
State Street Corp.
3.10%, 05/15/23	200,000	207,062
3.78%, 12/03/24 (a)(b)	200,000	211,412

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 12/16/24	300,000	319,689
2.35%, 11/01/25 (a)(b)	200,000	206,764
2.90%, 03/30/26 (a)(b)	200,000	211,806
2.65%, 05/19/26	250,000	264,228
4.14%, 12/03/29 (a)(b)	250,000	285,492
2.40%, 01/24/30	100,000	103,108
2.20%, 03/03/31	200,000	198,698
3.15%, 03/30/31 (a)(b)	100,000	108,927
3.03%, 11/01/34 (a)(b)	100,000	104,473
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	265,285
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	750,000	770,137
3.75%, 07/19/23	200,000	209,352
0.51%, 01/12/24	200,000	197,990
2.70%, 07/16/24	450,000	466,843
2.45%, 09/27/24	200,000	206,544
2.35%, 01/15/25	200,000	205,076
1.47%, 07/08/25	500,000	499,270
0.95%, 01/12/26	250,000	243,568
3.78%, 03/09/26	600,000	650,478
2.63%, 07/14/26	400,000	415,104
1.40%, 09/17/26	250,000	245,088
3.01%, 10/19/26	250,000	264,583
3.45%, 01/11/27	200,000	214,796
3.36%, 07/12/27	200,000	216,048
3.35%, 10/18/27	250,000	269,880
3.94%, 07/19/28	250,000	278,465
1.90%, 09/17/28	400,000	391,988
4.31%, 10/16/28	250,000	284,402
3.04%, 07/16/29	600,000	630,372
3.20%, 09/17/29	100,000	104,845
2.72%, 09/27/29	200,000	206,012
2.75%, 01/15/30	200,000	206,294
2.13%, 07/08/30	300,000	295,500
2.14%, 09/23/30	250,000	241,875
1.71%, 01/12/31	200,000	189,704
2.22%, 09/17/31	200,000	196,584
SVB Financial Group
1.80%, 10/28/26 (a)	200,000	199,360
3.13%, 06/05/30 (a)	200,000	210,362
1.80%, 02/02/31 (a)	100,000	95,149
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	265,368
Synchrony Financial
4.38%, 03/19/24 (a)	150,000	159,417
4.25%, 08/15/24 (a)	300,000	319,500
4.50%, 07/23/25 (a)	250,000	271,497
3.70%, 08/04/26 (a)	200,000	213,278
3.95%, 12/01/27 (a)	200,000	216,070
5.15%, 03/19/29 (a)	150,000	174,629
Synovus Financial Corp.
3.13%, 11/01/22 (a)	50,000	50,814
The Bank of New York Mellon Corp.
2.95%, 01/29/23 (a)	250,000	256,368
3.50%, 04/28/23	200,000	208,010
2.20%, 08/16/23 (a)	250,000	255,940
0.35%, 12/07/23 (a)	200,000	198,506
3.65%, 02/04/24 (a)	500,000	528,220
3.25%, 09/11/24 (a)	200,000	211,386
2.10%, 10/24/24	200,000	205,670
1.60%, 04/24/25 (a)	250,000	252,770
0.75%, 01/28/26 (a)	500,000	488,155
2.80%, 05/04/26 (a)	200,000	210,488
2.45%, 08/17/26 (a)	150,000	156,611
3.25%, 05/16/27 (a)	250,000	270,022
3.44%, 02/07/28 (a)(b)	150,000	161,550
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 04/28/28	600,000	677,478
3.00%, 10/30/28 (a)	150,000	160,242
1.90%, 01/25/29 (a)	100,000	99,925
1.80%, 07/28/31 (a)	100,000	97,989
The Bank of Nova Scotia
1.95%, 02/01/23	200,000	203,032
1.63%, 05/01/23	500,000	506,760
0.55%, 09/15/23	350,000	348,743
3.40%, 02/11/24	150,000	157,785
0.70%, 04/15/24	250,000	247,605
0.65%, 07/31/24	200,000	197,616
2.20%, 02/03/25	200,000	205,666
1.30%, 06/11/25	400,000	398,972
4.50%, 12/16/25	150,000	166,277
1.05%, 03/02/26	200,000	195,978
1.35%, 06/24/26	250,000	247,248
2.70%, 08/03/26	200,000	209,320
1.30%, 09/15/26 (a)	250,000	245,715
2.15%, 08/01/31	150,000	148,964
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	400,000	413,052
0.48%, 01/27/23 (a)	500,000	498,770
3.20%, 02/23/23 (a)	350,000	359,698
3.63%, 02/20/24 (a)	350,000	368,497
4.00%, 03/03/24	500,000	531,160
0.67%, 03/08/24 (a)(b)	250,000	249,160
3.85%, 07/08/24 (a)	524,000	555,938
0.66%, 09/10/24 (a)(b)	350,000	347,459
0.93%, 10/21/24 (a)(b)	400,000	398,356
3.50%, 01/23/25 (a)	450,000	476,077
3.50%, 04/01/25 (a)	750,000	796,207
3.75%, 05/22/25 (a)	550,000	588,340
3.27%, 09/29/25 (a)(b)	450,000	472,311
4.25%, 10/21/25	500,000	544,290
0.86%, 02/12/26 (a)(b)	250,000	244,783
3.75%, 02/25/26 (a)	400,000	430,584
3.50%, 11/16/26 (a)	550,000	585,948
1.09%, 12/09/26 (a)(b)	500,000	486,740
5.95%, 01/15/27	157,000	185,483
3.85%, 01/26/27 (a)	600,000	643,956
1.43%, 03/09/27 (a)(b)	650,000	637,611
1.54%, 09/10/27 (a)(b)	600,000	587,712
1.95%, 10/21/27 (a)(b)	650,000	648,726
3.69%, 06/05/28 (a)(b)	650,000	700,830
3.81%, 04/23/29 (a)(b)	450,000	490,032
4.22%, 05/01/29 (a)(b)	700,000	778,162
2.60%, 02/07/30 (a)	350,000	354,998
3.80%, 03/15/30 (a)	600,000	658,374
1.99%, 01/27/32 (a)(b)	500,000	477,990
2.62%, 04/22/32 (a)(b)	700,000	701,638
2.38%, 07/21/32 (a)(b)	900,000	885,519
2.65%, 10/21/32 (a)(b)	650,000	653,354
6.13%, 02/15/33	150,000	198,488
6.45%, 05/01/36	100,000	136,612
6.75%, 10/01/37	1,200,000	1,697,964
4.02%, 10/31/38 (a)(b)	600,000	684,696
4.41%, 04/23/39 (a)(b)	300,000	358,278
6.25%, 02/01/41	500,000	727,525
3.21%, 04/22/42 (a)(b)	400,000	416,000
2.91%, 07/21/42 (a)(b)	350,000	349,545
4.80%, 07/08/44 (a)	350,000	449,165
5.15%, 05/22/45	400,000	524,076
4.75%, 10/21/45 (a)	400,000	522,204
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	261,963
The PNC Financial Services Group, Inc.
2.85%, 11/09/22	200,000	204,256
3.50%, 01/23/24 (a)	250,000	262,693

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 04/29/24 (a)	250,000	266,100
2.20%, 11/01/24 (a)	250,000	257,938
2.60%, 07/23/26 (a)	100,000	104,863
3.15%, 05/19/27 (a)	300,000	323,598
3.45%, 04/23/29 (a)	350,000	382,886
2.55%, 01/22/30 (a)	300,000	308,958
2.31%, 04/23/32 (a)(b)	200,000	201,334
The Toronto-Dominion Bank
1.90%, 12/01/22	250,000	253,580
0.25%, 01/06/23	200,000	199,364
0.30%, 06/02/23	250,000	248,753
0.75%, 06/12/23	400,000	400,500
3.50%, 07/19/23	250,000	261,705
0.45%, 09/11/23	400,000	398,024
0.55%, 03/04/24	200,000	198,188
3.25%, 03/11/24	200,000	210,112
2.65%, 06/12/24	200,000	207,944
0.70%, 09/10/24	250,000	247,323
1.15%, 06/12/25	250,000	248,640
0.75%, 09/11/25	400,000	390,804
0.75%, 01/06/26	200,000	194,560
1.20%, 06/03/26	250,000	246,543
1.25%, 09/10/26	300,000	294,915
3.63%, 09/15/31 (a)(b)	300,000	324,141
Truist Bank
3.69%, 08/02/24 (a)(b)	500,000	524,130
2.15%, 12/06/24 (a)	250,000	256,923
1.50%, 03/10/25 (a)	300,000	303,129
3.63%, 09/16/25 (a)	491,000	528,237
4.05%, 11/03/25 (a)	400,000	440,256
2.25%, 03/11/30 (a)	250,000	248,463
Truist Financial Corp.
2.20%, 03/16/23 (a)	250,000	254,598
3.75%, 12/06/23 (a)	100,000	105,544
2.50%, 08/01/24 (a)	300,000	310,263
2.85%, 10/26/24 (a)	300,000	313,326
4.00%, 05/01/25 (a)	200,000	216,972
1.20%, 08/05/25 (a)	200,000	199,334
1.27%, 03/02/27 (a)(b)	200,000	196,500
1.13%, 08/03/27 (a)	500,000	481,375
3.88%, 03/19/29 (a)	100,000	111,229
1.89%, 06/07/29 (a)(b)	250,000	246,610
1.95%, 06/05/30 (a)	200,000	198,296
US Bancorp
3.70%, 01/30/24 (a)	500,000	528,930
3.38%, 02/05/24 (a)	300,000	315,534
2.40%, 07/30/24 (a)	200,000	207,184
1.45%, 05/12/25 (a)	300,000	302,289
3.10%, 04/27/26 (a)	250,000	265,643
2.38%, 07/22/26 (a)	300,000	312,312
3.15%, 04/27/27 (a)	600,000	642,876
3.00%, 07/30/29 (a)	150,000	158,867
1.38%, 07/22/30 (a)	400,000	378,472
US Bank NA
2.85%, 01/23/23 (a)	250,000	256,103
US Bank NA/Cincinnati OH
3.40%, 07/24/23 (a)	250,000	260,648
2.05%, 01/21/25 (a)	250,000	256,765
2.80%, 01/27/25 (a)	250,000	262,045
Wachovia Corp.
5.50%, 08/01/35	330,000	424,380
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	55,341
Wells Fargo & Co.
3.07%, 01/24/23 (a)	200,000	200,522
3.45%, 02/13/23	443,000	456,999
4.13%, 08/15/23	250,000	263,263
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.48%, 01/16/24	150,000	160,490
3.75%, 01/24/24 (a)	650,000	685,464
1.65%, 06/02/24 (a)(b)	500,000	505,375
3.30%, 09/09/24	424,000	447,638
3.00%, 02/19/25	600,000	626,376
0.81%, 05/19/25 (a)(b)	250,000	247,508
3.55%, 09/29/25	600,000	643,290
2.41%, 10/30/25 (a)(b)	650,000	667,368
2.16%, 02/11/26 (a)(b)	650,000	663,416
3.00%, 04/22/26	700,000	735,175
2.19%, 04/30/26 (a)(b)	700,000	715,309
4.10%, 06/03/26	550,000	599,065
3.00%, 10/23/26	850,000	895,194
3.20%, 06/17/27 (a)(b)	400,000	422,948
4.30%, 07/22/27	480,000	533,194
3.58%, 05/22/28 (a)(b)	700,000	753,627
2.39%, 06/02/28 (a)(b)	550,000	557,892
4.15%, 01/24/29 (a)	550,000	615,472
2.88%, 10/30/30 (a)(b)	750,000	779,362
2.57%, 02/11/31 (a)(b)	650,000	659,951
4.48%, 04/04/31 (a)(b)	600,000	693,732
5.95%, 12/15/36	200,000	271,074
3.07%, 04/30/41 (a)(b)	800,000	823,408
5.38%, 11/02/43	400,000	532,376
5.61%, 01/15/44	600,000	815,970
4.65%, 11/04/44	250,000	307,087
3.90%, 05/01/45	430,000	503,500
4.90%, 11/17/45	350,000	447,636
4.40%, 06/14/46	450,000	541,849
4.75%, 12/07/46	400,000	504,860
5.01%, 04/04/51 (a)(b)	1,100,000	1,524,622
Wells Fargo Bank NA
5.85%, 02/01/37	250,000	337,927
6.60%, 01/15/38	250,000	367,397
Westpac Banking Corp.
2.75%, 01/11/23	250,000	256,080
2.00%, 01/13/23	250,000	254,123
3.65%, 05/15/23	500,000	521,770
3.30%, 02/26/24	200,000	210,600
2.35%, 02/19/25	250,000	258,930
2.85%, 05/13/26	200,000	211,820
1.15%, 06/03/26	250,000	246,303
2.70%, 08/19/26	100,000	105,417
3.35%, 03/08/27	150,000	161,808
3.40%, 01/25/28	250,000	273,460
1.95%, 11/20/28	200,000	199,154
2.65%, 01/16/30	100,000	104,931
2.89%, 02/04/30 (a)(b)	200,000	205,160
2.15%, 06/03/31	250,000	250,650
4.32%, 11/23/31 (a)(b)	450,000	489,118
4.11%, 07/24/34 (a)(b)	250,000	271,237
2.67%, 11/15/35 (a)(b)	300,000	294,231
3.02%, 11/18/36 (a)(b)	250,000	248,653
4.42%, 07/24/39	200,000	237,584
2.96%, 11/16/40	200,000	198,632
		301,887,099
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	106,851
3.30%, 06/15/30 (a)	150,000	160,034
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	264,572
3.00%, 04/02/25 (a)	100,000	105,166
2.88%, 09/15/26 (a)	200,000	212,034

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BGC Partners, Inc.
5.38%, 07/24/23	100,000	105,938
3.75%, 10/01/24 (a)	100,000	104,889
BlackRock, Inc.
3.50%, 03/18/24	424,000	449,504
3.25%, 04/30/29 (a)	150,000	164,420
2.40%, 04/30/30 (a)	200,000	206,760
1.90%, 01/28/31 (a)	250,000	248,700
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)(c)	400,000	389,124
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	161,501
Brookfield Finance I UK plc
2.34%, 01/30/32 (a)	150,000	146,957
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	105,959
4.25%, 06/02/26 (a)	100,000	110,754
3.90%, 01/25/28 (a)	150,000	165,690
4.85%, 03/29/29 (a)	400,000	464,596
4.35%, 04/15/30 (a)	150,000	169,894
4.70%, 09/20/47 (a)	100,000	124,031
3.45%, 04/15/50 (a)	100,000	106,854
3.50%, 03/30/51 (a)	250,000	268,320
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	109,184
1.63%, 12/15/30 (a)	200,000	192,034
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	206,060
4.10%, 06/15/51 (a)	150,000	167,484
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	421,548
5.30%, 09/15/43 (a)	200,000	281,486
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	150,000	163,803
4.50%, 06/20/28 (a)	100,000	113,529
Eaton Vance Corp.
3.63%, 06/15/23	100,000	104,227
3.50%, 04/06/27 (a)	200,000	215,924
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	105,336
1.60%, 10/30/30 (a)	150,000	142,593
Intercontinental Exchange, Inc.
0.70%, 06/15/23	200,000	199,554
3.45%, 09/21/23 (a)	100,000	104,423
3.75%, 12/01/25 (a)	250,000	270,995
3.10%, 09/15/27 (a)	100,000	106,661
3.75%, 09/21/28 (a)	400,000	443,192
2.10%, 06/15/30 (a)	250,000	246,765
1.85%, 09/15/32 (a)	250,000	235,865
2.65%, 09/15/40 (a)	250,000	240,710
4.25%, 09/21/48 (a)	150,000	181,039
3.00%, 06/15/50 (a)	400,000	402,020
3.00%, 09/15/60 (a)	250,000	243,832
Invesco Finance PLC
4.00%, 01/30/24	200,000	212,112
3.75%, 01/15/26	230,000	249,810
5.38%, 11/30/43	100,000	134,596
Jefferies Group LLC
6.45%, 06/08/27	100,000	122,858
2.75%, 10/15/32 (a)	100,000	99,681
6.25%, 01/15/36	100,000	133,346
6.50%, 01/20/43	100,000	140,754
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	350,000	400,281
4.15%, 01/23/30	200,000	222,518
2.63%, 10/15/31 (a)	200,000	196,658
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	172,288
4.38%, 03/11/29 (a)	200,000	225,912
Legg Mason, Inc.
4.75%, 03/15/26	150,000	169,424
5.63%, 01/15/44	75,000	104,423
Nasdaq, Inc.
0.45%, 12/21/22 (a)	250,000	249,502
3.85%, 06/30/26 (a)	150,000	164,091
2.50%, 12/21/40 (a)	250,000	234,797
3.25%, 04/28/50 (a)	100,000	103,148
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	206,644
1.85%, 07/16/25	400,000	402,144
1.65%, 07/14/26	200,000	197,098
2.17%, 07/14/28	200,000	196,426
3.10%, 01/16/30	400,000	413,928
2.68%, 07/16/30	300,000	301,407
2.61%, 07/14/31	200,000	197,626
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	98,482
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	116,575
4.95%, 07/15/46	150,000	198,876
3.75%, 04/01/51 (a)	150,000	170,083
Stifel Financial Corp.
4.25%, 07/18/24	100,000	107,300
4.00%, 05/15/30 (a)	150,000	166,175
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(e)	150,000	153,330
3.55%, 02/01/24 (a)(e)	100,000	105,606
0.75%, 03/18/24 (a)(e)	250,000	249,040
3.75%, 04/01/24 (a)(e)	50,000	53,020
4.20%, 03/24/25 (a)(e)	100,000	109,400
3.63%, 04/01/25 (a)(e)	50,000	53,548
3.85%, 05/21/25 (a)(e)	150,000	162,591
0.90%, 03/11/26 (a)(e)	250,000	244,542
1.15%, 05/13/26 (a)(e)	200,000	197,692
3.20%, 03/02/27 (a)(e)	100,000	107,632
3.30%, 04/01/27 (a)(e)	100,000	107,633
3.20%, 01/25/28 (a)(e)	100,000	108,298
2.00%, 03/20/28 (a)(e)	200,000	202,358
4.00%, 02/01/29 (a)(e)	100,000	113,206
3.25%, 05/22/29 (a)(e)	100,000	108,441
2.75%, 10/01/29 (a)(e)	50,000	52,755
4.63%, 03/22/30 (a)(e)	100,000	119,572
1.65%, 03/11/31 (a)(e)	100,000	96,170
2.30%, 05/13/31 (a)(e)	100,000	101,380
1.95%, 12/01/31 (a)(e)	150,000	147,888
		17,943,877
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	150,000	153,780
4.13%, 07/03/23 (a)	150,000	156,411
4.50%, 09/15/23 (a)	250,000	263,657
1.15%, 10/29/23	350,000	349,534
4.88%, 01/16/24 (a)	150,000	160,478
3.15%, 02/15/24 (a)	300,000	310,341
1.65%, 10/29/24 (a)	650,000	649,129
1.75%, 10/29/24 (a)	250,000	250,045
3.50%, 01/15/25 (a)	150,000	158,108
6.50%, 07/15/25 (a)	300,000	343,593
4.45%, 10/01/25 (a)	150,000	162,764
1.75%, 01/30/26 (a)	250,000	246,012
4.45%, 04/03/26 (a)	150,000	163,443
2.45%, 10/29/26 (a)	750,000	752,677

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 07/21/27 (a)	250,000	265,267
4.63%, 10/15/27 (a)	350,000	386,886
3.00%, 10/29/28 (a)	750,000	755,467
3.30%, 01/30/32 (a)	850,000	856,383
3.40%, 10/29/33 (a)	300,000	301,905
3.85%, 10/29/41 (a)	300,000	309,801
Air Lease Corp.
2.25%, 01/15/23	200,000	203,166
2.75%, 01/15/23 (a)	100,000	101,894
3.00%, 09/15/23 (a)	300,000	308,907
0.70%, 02/15/24 (a)	250,000	246,430
4.25%, 09/15/24 (a)	150,000	160,337
2.30%, 02/01/25 (a)	100,000	101,714
3.25%, 03/01/25 (a)	150,000	156,326
3.38%, 07/01/25 (a)	125,000	131,183
2.88%, 01/15/26 (a)	400,000	411,328
3.75%, 06/01/26 (a)	150,000	159,498
1.88%, 08/15/26 (a)	250,000	246,312
3.63%, 04/01/27 (a)	150,000	158,883
3.63%, 12/01/27 (a)	250,000	263,957
4.63%, 10/01/28 (a)	100,000	111,513
3.25%, 10/01/29 (a)	100,000	103,138
3.00%, 02/01/30 (a)	100,000	100,983
3.13%, 12/01/30 (a)	150,000	152,894
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	157,835
4.13%, 05/01/24 (a)	100,000	105,060
4.25%, 06/15/26 (a)	300,000	323,466
Ares Capital Corp.
4.20%, 06/10/24 (a)	250,000	263,090
4.25%, 03/01/25 (a)	100,000	106,082
3.25%, 07/15/25 (a)	250,000	257,400
3.88%, 01/15/26 (a)	450,000	474,250
2.15%, 07/15/26 (a)	150,000	148,389
2.88%, 06/15/28 (a)	200,000	199,276
3.20%, 11/15/31 (a)	150,000	147,009
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	97,494
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	101,102
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	106,030
1.65%, 10/12/24	100,000	98,401
4.13%, 02/01/25 (a)	100,000	104,855
3.40%, 01/15/26 (a)	200,000	204,154
2.63%, 01/15/27 (a)	100,000	98,537
3.13%, 10/12/28 (a)	150,000	147,770
GATX Corp.
3.25%, 09/15/26 (a)	200,000	212,070
3.85%, 03/30/27 (a)	150,000	162,959
3.50%, 03/15/28 (a)	150,000	162,333
4.70%, 04/01/29 (a)	150,000	172,976
1.90%, 06/01/31 (a)	100,000	95,143
3.10%, 06/01/51 (a)	100,000	99,446
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	52,498
2.88%, 01/15/26 (a)	150,000	153,332
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	250,000	247,092
Main Street Capital Corp.
5.20%, 05/01/24	50,000	53,718
3.00%, 07/14/26 (a)	100,000	100,690
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	52,186
2.70%, 01/15/27 (a)	50,000	49,621
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	107,259
3.75%, 07/22/25 (a)	100,000	103,884
4.25%, 01/15/26 (a)	250,000	263,702
3.40%, 07/15/26 (a)	200,000	203,478
2.88%, 06/11/28 (a)	150,000	146,748
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	99,900
3.44%, 10/15/28 (a)	200,000	192,030
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	99,762
		16,085,171
Financial Other 0.0%
Blackstone Secured Lending Fund
3.65%, 07/14/23	150,000	155,229
2.75%, 09/16/26 (a)	200,000	201,036
2.85%, 09/30/28 (a)(c)	200,000	194,800
ORIX Corp.
4.05%, 01/16/24	100,000	106,082
3.25%, 12/04/24	200,000	211,338
3.70%, 07/18/27	100,000	109,484
2.25%, 03/09/31	100,000	100,720
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	150,000	146,106
		1,224,795
Insurance 1.2%
Aegon NV
5.50%, 04/11/48 (a)(b)	200,000	229,276
Aetna, Inc.
2.75%, 11/15/22 (a)	100,000	101,395
2.80%, 06/15/23 (a)	450,000	461,916
3.50%, 11/15/24 (a)	100,000	106,101
6.63%, 06/15/36	100,000	143,550
6.75%, 12/15/37	150,000	219,802
4.13%, 11/15/42 (a)	100,000	114,474
4.75%, 03/15/44 (a)	150,000	187,061
3.88%, 08/15/47 (a)	250,000	284,390
Aflac, Inc.
3.63%, 11/15/24	100,000	107,257
1.13%, 03/15/26 (a)	200,000	198,180
2.88%, 10/15/26 (a)	100,000	106,503
3.60%, 04/01/30 (a)	250,000	277,402
4.75%, 01/15/49 (a)	200,000	269,474
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	219,068
3.25%, 08/15/51 (a)	100,000	101,485
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	108,082
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	102,608
American Financial Group, Inc.
3.50%, 08/15/26 (a)	150,000	161,516
4.50%, 06/15/47 (a)	100,000	125,138
American International Group, Inc.
4.13%, 02/15/24	200,000	213,184
2.50%, 06/30/25 (a)	350,000	362,281
3.75%, 07/10/25 (a)	300,000	322,359
3.90%, 04/01/26 (a)	350,000	381,668
4.20%, 04/01/28 (a)	150,000	169,332
4.25%, 03/15/29 (a)	100,000	114,144
3.40%, 06/30/30 (a)	350,000	379,477
3.88%, 01/15/35 (a)	228,000	257,189
6.25%, 05/01/36	150,000	211,413

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 07/16/44 (a)	495,000	609,365
4.80%, 07/10/45 (a)	100,000	129,683
4.75%, 04/01/48 (a)	200,000	263,232
5.75%, 04/01/48 (a)(b)	100,000	112,870
4.38%, 06/30/50 (a)	200,000	252,324
4.38%, 01/15/55 (a)	200,000	251,958
8.18%, 05/15/58 (a)(b)	100,000	147,632
Anthem, Inc.
2.95%, 12/01/22 (a)	200,000	204,418
3.30%, 01/15/23	330,000	339,639
3.50%, 08/15/24 (a)	195,000	205,887
3.35%, 12/01/24 (a)	100,000	105,809
2.38%, 01/15/25 (a)	175,000	180,252
3.65%, 12/01/27 (a)	500,000	544,965
4.10%, 03/01/28 (a)	150,000	167,409
2.88%, 09/15/29 (a)	250,000	261,427
2.25%, 05/15/30 (a)	200,000	199,672
2.55%, 03/15/31 (a)	200,000	204,192
6.38%, 06/15/37	250,000	356,805
4.63%, 05/15/42	200,000	249,606
4.65%, 01/15/43	150,000	187,170
5.10%, 01/15/44	150,000	199,192
4.65%, 08/15/44 (a)	300,000	377,916
4.38%, 12/01/47 (a)	250,000	308,222
4.55%, 03/01/48 (a)	150,000	188,910
3.70%, 09/15/49 (a)	200,000	224,398
3.13%, 05/15/50 (a)	200,000	206,544
3.60%, 03/15/51 (a)	200,000	223,292
Aon Corp.
4.50%, 12/15/28 (a)	150,000	172,770
3.75%, 05/02/29 (a)	150,000	164,597
2.80%, 05/15/30 (a)	200,000	205,512
2.05%, 08/23/31 (a)	200,000	193,466
2.90%, 08/23/51 (a)	100,000	98,152
Aon PLC
3.50%, 06/14/24 (a)	300,000	317,541
3.88%, 12/15/25 (a)	200,000	217,518
4.60%, 06/14/44 (a)	150,000	187,973
4.75%, 05/15/45 (a)	100,000	129,390
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	166,044
5.03%, 12/15/46 (a)	100,000	133,998
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	275,395
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	245,771
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	150,000	162,149
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	106,644
Assurant, Inc.
4.20%, 09/27/23 (a)	150,000	158,279
3.70%, 02/22/30 (a)	100,000	108,019
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	210,434
Athene Holding Ltd.
4.13%, 01/12/28 (a)	250,000	275,490
6.15%, 04/03/30 (a)	100,000	124,119
3.50%, 01/15/31 (a)	100,000	106,001
3.95%, 05/25/51 (a)	100,000	112,918
AXA S.A.
8.60%, 12/15/30	250,000	363,135
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	110,489
4.90%, 01/15/40 (a)(b)	50,000	52,419
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	100,000	99,394
1.45%, 10/15/30 (a)	150,000	143,556
5.75%, 01/15/40	250,000	359,755
4.30%, 05/15/43	300,000	367,545
4.20%, 08/15/48 (a)	600,000	742,398
4.25%, 01/15/49 (a)	350,000	436,649
2.85%, 10/15/50 (a)	300,000	300,864
2.50%, 01/15/51 (a)	100,000	94,143
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	430,000	440,432
3.13%, 03/15/26 (a)	550,000	588,615
4.50%, 02/11/43	100,000	125,451
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	270,005
5.63%, 05/15/30 (a)	150,000	180,707
4.70%, 06/22/47 (a)	250,000	278,650
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	107,237
2.38%, 03/15/31 (a)	250,000	246,697
Chubb INA Holdings, Inc.
2.70%, 03/13/23	300,000	307,818
3.15%, 03/15/25	150,000	159,341
3.35%, 05/03/26 (a)	400,000	431,452
1.38%, 09/15/30 (a)	400,000	374,764
4.15%, 03/13/43	400,000	487,300
4.35%, 11/03/45 (a)	250,000	319,717
Cincinnati Financial Corp.
6.13%, 11/01/34	250,000	340,650
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	106,223
4.50%, 03/01/26 (a)	150,000	166,818
3.45%, 08/15/27 (a)	150,000	162,185
3.90%, 05/01/29 (a)	100,000	111,298
2.05%, 08/15/30 (a)	150,000	146,999
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	173,636
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	113,234
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	97,000	100,912
4.35%, 04/20/28 (a)	350,000	394,282
5.00%, 04/20/48 (a)	350,000	449,907
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	129,260
3.50%, 10/15/50 (a)	250,000	266,890
3.13%, 10/15/52 (a)	150,000	148,121
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	113,278
4.63%, 04/29/30 (a)	200,000	224,554
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	265,475
2.45%, 03/15/31 (a)	250,000	248,015
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	110,242
2.40%, 08/15/31 (a)	100,000	97,531
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	114,004
2.15%, 08/15/30 (a)	150,000	149,103
Humana, Inc.
0.65%, 08/03/23 (a)	200,000	199,128
3.85%, 10/01/24 (a)	156,000	166,511
4.50%, 04/01/25 (a)	200,000	218,884
1.35%, 02/03/27 (a)	150,000	145,533
3.95%, 03/15/27 (a)	300,000	329,025

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 08/15/29 (a)	150,000	157,791
4.88%, 04/01/30 (a)	100,000	117,540
2.15%, 02/03/32 (a)	150,000	145,086
4.95%, 10/01/44 (a)	100,000	130,308
4.80%, 03/15/47 (a)	100,000	130,027
3.95%, 08/15/49 (a)	250,000	293,080
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	107,638
2.40%, 09/30/30 (a)	150,000	148,955
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	162,930
3.80%, 03/01/28 (a)	100,000	110,870
3.05%, 01/15/30 (a)	100,000	105,694
3.40%, 01/15/31 (a)	150,000	163,077
7.00%, 06/15/40	100,000	154,527
4.38%, 06/15/50 (a)	200,000	248,690
Loews Corp.
2.63%, 05/15/23 (a)	200,000	204,616
3.20%, 05/15/30 (a)	100,000	106,942
4.13%, 05/15/43 (a)	100,000	118,078
Manulife Financial Corp.
4.15%, 03/04/26	200,000	220,828
2.48%, 05/19/27 (a)	200,000	205,350
4.06%, 02/24/32 (a)(b)	250,000	271,185
Markel Corp.
3.50%, 11/01/27 (a)	150,000	161,666
3.35%, 09/17/29 (a)	100,000	108,441
5.00%, 04/05/46	200,000	262,220
4.30%, 11/01/47 (a)	150,000	181,682
4.15%, 09/17/50 (a)	100,000	119,275
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	200,000	212,378
3.50%, 06/03/24 (a)	150,000	158,339
3.50%, 03/10/25 (a)	200,000	212,820
3.75%, 03/14/26 (a)	150,000	162,965
4.38%, 03/15/29 (a)	250,000	285,292
2.25%, 11/15/30 (a)	190,000	188,964
5.88%, 08/01/33	100,000	134,487
4.75%, 03/15/39 (a)	150,000	190,893
4.35%, 01/30/47 (a)	100,000	128,145
4.20%, 03/01/48 (a)	150,000	186,740
4.90%, 03/15/49 (a)	250,000	344,465
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	110,711
MetLife, Inc.
4.37%, 09/15/23	250,000	265,682
3.60%, 04/10/24	250,000	264,917
3.60%, 11/13/25 (a)	200,000	216,582
4.55%, 03/23/30 (a)	200,000	236,220
6.38%, 06/15/34	200,000	282,408
5.70%, 06/15/35	250,000	338,280
6.40%, 12/15/36 (a)	230,000	285,554
10.75%, 08/01/39 (a)(b)	75,000	127,785
5.88%, 02/06/41	150,000	215,812
4.13%, 08/13/42	200,000	237,582
4.88%, 11/13/43	250,000	330,170
4.72%, 12/15/44	100,000	127,376
4.05%, 03/01/45	350,000	421,953
4.60%, 05/13/46 (a)	100,000	129,927
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	48,784
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	164,013
3.85%, 06/11/51 (a)	150,000	166,208
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	110,295
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	250,000	265,960
3.70%, 05/15/29 (a)	150,000	166,623
2.13%, 06/15/30 (a)	150,000	148,794
4.30%, 11/15/46 (a)	237,000	298,698
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	150,000	150,666
3.88%, 03/27/28 (a)	97,000	108,499
2.10%, 03/10/30 (a)	200,000	202,450
6.63%, 12/01/37	250,000	365,440
3.00%, 03/10/40 (a)	250,000	259,650
5.63%, 06/15/43 (a)(b)	330,000	344,048
5.20%, 03/15/44 (a)(b)	100,000	104,575
4.60%, 05/15/44	300,000	380,448
5.38%, 05/15/45 (a)(b)	150,000	161,760
4.50%, 09/15/47 (a)(b)	100,000	105,052
3.91%, 12/07/47 (a)	350,000	412,345
5.70%, 09/15/48 (a)(b)	150,000	169,400
3.94%, 12/07/49 (a)	100,000	120,052
4.35%, 02/25/50 (a)	150,000	192,258
3.70%, 10/01/50 (a)(b)	200,000	203,722
3.70%, 03/13/51 (a)	200,000	231,296
Prudential PLC
3.13%, 04/14/30	200,000	214,878
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	222,606
3.15%, 06/15/30 (a)	200,000	211,976
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	164,142
The Allstate Corp.
3.15%, 06/15/23	100,000	103,813
0.75%, 12/15/25 (a)	150,000	146,739
3.28%, 12/15/26 (a)	150,000	161,535
5.35%, 06/01/33	250,000	318,770
5.55%, 05/09/35	150,000	200,737
4.50%, 06/15/43	200,000	250,226
4.20%, 12/15/46 (a)	100,000	125,185
3.85%, 08/10/49 (a)	100,000	120,416
5.75%, 08/15/53 (a)(b)	290,000	304,497
The Chubb Corp.
6.50%, 05/15/38	100,000	150,782
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	200,000	200,710
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	156,440
6.10%, 10/01/41	230,000	328,612
4.40%, 03/15/48 (a)	100,000	125,893
3.60%, 08/19/49 (a)	100,000	111,511
2.90%, 09/15/51 (a)	150,000	149,831
The Progressive Corp.
2.45%, 01/15/27	200,000	209,364
4.00%, 03/01/29 (a)	150,000	170,936
3.20%, 03/26/30 (a)	100,000	108,798
6.25%, 12/01/32	150,000	207,063
3.70%, 01/26/45	200,000	230,454
4.20%, 03/15/48 (a)	250,000	313,082
3.95%, 03/26/50 (a)	100,000	122,731
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	224,856
5.35%, 11/01/40	100,000	138,232
4.60%, 08/01/43	200,000	259,404
4.00%, 05/30/47 (a)	300,000	367,014
4.10%, 03/04/49 (a)	100,000	125,786
2.55%, 04/27/50 (a)	400,000	391,712
3.05%, 06/08/51 (a)	200,000	213,960

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	159,404
UnitedHealth Group, Inc.
2.75%, 02/15/23 (a)	195,000	198,972
3.50%, 02/15/24	150,000	158,331
0.55%, 05/15/24 (a)	250,000	247,590
3.75%, 07/15/25	480,000	520,046
1.25%, 01/15/26	150,000	149,417
3.10%, 03/15/26	200,000	213,486
1.15%, 05/15/26 (a)	200,000	197,234
3.38%, 04/15/27	250,000	271,875
2.95%, 10/15/27	300,000	320,061
3.85%, 06/15/28	250,000	279,920
3.88%, 12/15/28	150,000	168,899
2.88%, 08/15/29	200,000	212,164
2.00%, 05/15/30	250,000	248,630
2.30%, 05/15/31 (a)	300,000	303,975
4.63%, 07/15/35	200,000	249,644
5.80%, 03/15/36	393,000	543,126
6.63%, 11/15/37	250,000	374,035
6.88%, 02/15/38	250,000	386,502
3.50%, 08/15/39 (a)	250,000	276,787
2.75%, 05/15/40 (a)	300,000	302,238
5.70%, 10/15/40 (a)	100,000	140,428
3.05%, 05/15/41 (a)	300,000	314,097
4.63%, 11/15/41 (a)	200,000	252,434
3.95%, 10/15/42 (a)	100,000	118,251
4.25%, 03/15/43 (a)	100,000	122,313
4.75%, 07/15/45	350,000	462,647
4.20%, 01/15/47 (a)	150,000	184,575
4.25%, 04/15/47 (a)	100,000	125,419
3.75%, 10/15/47 (a)	200,000	232,296
4.25%, 06/15/48 (a)	250,000	312,487
4.45%, 12/15/48 (a)	425,000	547,345
3.70%, 08/15/49 (a)	300,000	348,273
2.90%, 05/15/50 (a)	250,000	256,605
3.25%, 05/15/51 (a)	400,000	435,240
3.88%, 08/15/59 (a)	250,000	302,707
3.13%, 05/15/60 (a)	150,000	156,453
Unum Group
4.00%, 06/15/29 (a)	150,000	166,940
5.75%, 08/15/42	100,000	126,679
4.50%, 12/15/49 (a)	100,000	108,233
4.13%, 06/15/51 (a)	100,000	102,117
Voya Financial, Inc.
3.65%, 06/15/26	150,000	163,172
5.70%, 07/15/43	150,000	208,989
4.70%, 01/23/48 (a)(b)	100,000	103,546
5.65%, 05/15/53 (a)(b)	100,000	104,009
W R Berkley Corp.
3.15%, 09/30/61 (a)	100,000	98,505
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	210,510
4.50%, 09/15/28 (a)	250,000	282,477
2.95%, 09/15/29 (a)	200,000	206,566
3.88%, 09/15/49 (a)	150,000	164,208
WR Berkley Corp.
4.00%, 05/12/50 (a)	150,000	176,283
3.55%, 03/30/52 (a)	100,000	110,327
XLIT Ltd.
4.45%, 03/31/25	150,000	164,348
5.25%, 12/15/43	130,000	182,456
		63,630,866
REITs 0.8%
Agree LP
2.90%, 10/01/30 (a)	150,000	153,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	160,490
4.50%, 07/30/29 (a)	150,000	173,974
2.75%, 12/15/29 (a)	150,000	156,345
4.70%, 07/01/30 (a)	200,000	235,852
4.90%, 12/15/30 (a)	150,000	180,955
3.38%, 08/15/31 (a)	250,000	271,957
2.00%, 05/18/32 (a)	200,000	193,096
1.88%, 02/01/33 (a)	250,000	235,210
4.85%, 04/15/49 (a)	100,000	132,379
4.00%, 02/01/50 (a)	100,000	119,029
3.00%, 05/18/51 (a)	200,000	202,826
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	150,000	160,670
3.30%, 07/15/26 (a)	100,000	106,429
2.25%, 01/15/29 (a)	200,000	198,338
2.85%, 02/01/30 (a)	100,000	102,444
3.88%, 01/30/31 (a)	125,000	138,610
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	111,429
4.90%, 02/15/29 (a)	100,000	116,530
2.38%, 07/15/31 (a)	150,000	147,782
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	250,000	266,057
3.45%, 06/01/25 (a)	150,000	160,373
2.95%, 05/11/26 (a)	100,000	106,043
2.90%, 10/15/26 (a)	250,000	264,782
3.30%, 06/01/29 (a)	200,000	216,954
2.30%, 03/01/30 (a)	100,000	101,611
2.45%, 01/15/31 (a)	150,000	153,881
3.90%, 10/15/46 (a)	150,000	181,005
Boston Properties LP
3.13%, 09/01/23 (a)	250,000	258,407
3.80%, 02/01/24 (a)	195,000	204,545
3.65%, 02/01/26 (a)	150,000	161,097
2.75%, 10/01/26 (a)	100,000	104,192
4.50%, 12/01/28 (a)	150,000	170,476
3.40%, 06/21/29 (a)	200,000	213,008
2.90%, 03/15/30 (a)	200,000	205,048
3.25%, 01/30/31 (a)	200,000	209,390
2.55%, 04/01/32 (a)	150,000	149,568
2.45%, 10/01/33 (a)	200,000	193,808
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	159,554
4.55%, 10/01/29 (a)	100,000	111,832
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	159,827
4.13%, 06/15/26 (a)	150,000	163,773
4.13%, 05/15/29 (a)	150,000	167,188
4.05%, 07/01/30 (a)	450,000	493,956
2.50%, 08/16/31 (a)	100,000	97,989
Camden Property Trust
4.10%, 10/15/28 (a)	200,000	227,024
3.15%, 07/01/29 (a)	150,000	160,797
2.80%, 05/15/30 (a)	100,000	105,008
3.35%, 11/01/49 (a)	50,000	55,925
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	100,000	107,273
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	253,697
2.00%, 01/15/29 (a)	150,000	145,179
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	158,442
4.38%, 02/15/29 (a)	100,000	114,000
2.00%, 02/15/31 (a)	250,000	243,572

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	103,718
3.45%, 11/15/29 (a)	100,000	106,857
2.15%, 11/01/30 (a)	150,000	148,164
Digital Realty Trust LP
4.75%, 10/01/25 (a)	200,000	222,764
3.70%, 08/15/27 (a)	150,000	163,854
4.45%, 07/15/28 (a)	150,000	170,676
3.60%, 07/01/29 (a)	150,000	163,783
Duke Realty LP
3.75%, 12/01/24 (a)	150,000	160,110
3.25%, 06/30/26 (a)	230,000	246,052
2.88%, 11/15/29 (a)	50,000	52,604
1.75%, 07/01/30 (a)	150,000	144,066
3.05%, 03/01/50 (a)	50,000	50,751
EPR Properties
4.75%, 12/15/26 (a)	150,000	162,758
4.50%, 06/01/27 (a)	150,000	160,344
3.75%, 08/15/29 (a)	100,000	102,359
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	106,465
2.85%, 11/01/26 (a)	150,000	158,211
3.50%, 03/01/28 (a)	150,000	164,058
4.15%, 12/01/28 (a)	150,000	170,317
3.00%, 07/01/29 (a)	100,000	106,474
2.50%, 02/15/30 (a)	200,000	205,234
4.50%, 07/01/44 (a)	150,000	190,248
4.50%, 06/01/45 (a)	100,000	128,201
4.00%, 08/01/47 (a)	100,000	121,913
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	99,950
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	351,585
4.00%, 03/01/29 (a)	150,000	167,469
3.00%, 01/15/30 (a)	100,000	105,232
1.65%, 01/15/31 (a)	150,000	140,139
2.65%, 03/15/32 (a)	150,000	151,787
2.65%, 09/01/50 (a)	250,000	231,237
Extra Space Storage LP
2.55%, 06/01/31 (a)	100,000	99,524
2.35%, 03/15/32 (a)	150,000	146,204
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	175,000	184,439
1.25%, 02/15/26 (a)	150,000	147,837
3.25%, 07/15/27 (a)	100,000	106,525
3.50%, 06/01/30 (a)	100,000	107,785
4.50%, 12/01/44 (a)	100,000	120,796
Healthcare Realty Trust, Inc.
2.05%, 03/15/31 (a)	250,000	242,030
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	214,858
3.10%, 02/15/30 (a)	150,000	155,796
2.00%, 03/15/31 (a)	250,000	236,770
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	200,000	211,890
3.25%, 07/15/26 (a)	250,000	267,335
3.50%, 07/15/29 (a)	150,000	163,413
3.00%, 01/15/30 (a)	100,000	105,322
2.88%, 01/15/31 (a)	250,000	259,887
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	111,257
3.05%, 02/15/30 (a)	150,000	155,774
2.60%, 02/01/31 (a)	150,000	150,453
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	105,024
4.00%, 06/15/25 (a)	180,000	191,128
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 12/15/29 (a)	150,000	153,908
3.50%, 09/15/30 (a)	225,000	231,030
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	114,077
3.25%, 01/15/30 (a)	250,000	261,230
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	197,984
2.00%, 08/15/31 (a)	100,000	94,906
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	115,620
4.25%, 08/15/29 (a)	195,000	219,841
3.05%, 02/15/30 (a)	150,000	156,227
2.50%, 11/15/32 (a)	150,000	147,546
Kimco Realty Corp.
3.40%, 11/01/22 (a)	145,000	147,838
3.30%, 02/01/25 (a)	250,000	264,285
1.90%, 03/01/28 (a)	200,000	198,004
2.70%, 10/01/30 (a)	200,000	205,552
4.25%, 04/01/45 (a)	250,000	295,615
4.13%, 12/01/46 (a)	100,000	117,092
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	150,938
Life Storage LP
3.88%, 12/15/27 (a)	150,000	166,102
4.00%, 06/15/29 (a)	100,000	110,574
2.20%, 10/15/30 (a)	150,000	147,662
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	109,038
1.10%, 09/15/26 (a)	150,000	145,983
3.60%, 06/01/27 (a)	150,000	163,277
4.20%, 06/15/28 (a)	150,000	170,392
3.95%, 03/15/29 (a)	50,000	56,180
2.75%, 03/15/30 (a)	100,000	103,337
1.70%, 02/15/31 (a)	150,000	142,913
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	96,753
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	250,000	283,702
2.50%, 04/15/30 (a)	100,000	101,182
4.80%, 10/15/48 (a)	100,000	128,911
3.10%, 04/15/50 (a)	100,000	99,530
3.00%, 04/15/52 (a)	250,000	245,557
Office Properties Income Trust
4.25%, 05/15/24 (a)	150,000	156,992
4.50%, 02/01/25 (a)	225,000	238,232
2.65%, 06/15/26 (a)	50,000	49,881
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	532,168
4.50%, 04/01/27 (a)	150,000	165,238
4.75%, 01/15/28 (a)	100,000	111,538
3.63%, 10/01/29 (a)	150,000	156,872
3.38%, 02/01/31 (a)	250,000	252,902
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	98,342
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	111,703
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	102,797
3.15%, 08/15/30 (a)	150,000	154,478
Prologis LP
2.13%, 04/15/27 (a)	150,000	153,347
4.38%, 02/01/29 (a)	150,000	174,654
2.25%, 04/15/30 (a)	250,000	252,700
1.25%, 10/15/30 (a)	200,000	186,130
1.63%, 03/15/31 (a)	100,000	95,876

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 04/15/50 (a)	150,000	156,326
2.13%, 10/15/50 (a)	200,000	176,150
Public Storage
0.88%, 02/15/26 (a)	125,000	122,063
1.50%, 11/09/26 (a)	150,000	149,676
3.09%, 09/15/27 (a)	150,000	161,027
1.85%, 05/01/28 (a)	150,000	149,736
3.39%, 05/01/29 (a)	150,000	164,272
2.30%, 05/01/31 (a)	100,000	101,199
Realty Income Corp.
4.65%, 08/01/23 (a)	300,000	316,821
4.60%, 02/06/24 (a)	200,000	213,478
3.88%, 04/15/25 (a)	150,000	162,384
0.75%, 03/15/26 (a)	250,000	241,532
4.13%, 10/15/26 (a)	100,000	111,249
3.00%, 01/15/27 (a)	180,000	190,501
3.95%, 08/15/27 (a)	150,000	167,536
3.40%, 01/15/28 (a)	200,000	215,178
2.20%, 06/15/28 (a)	200,000	201,954
3.10%, 12/15/29 (a)	100,000	107,259
3.25%, 01/15/31 (a)	200,000	215,066
2.85%, 12/15/32 (a)	150,000	156,639
4.65%, 03/15/47 (a)	150,000	197,127
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	168,387
3.70%, 06/15/30 (a)	100,000	109,293
4.40%, 02/01/47 (a)	100,000	120,635
4.65%, 03/15/49 (a)	100,000	127,338
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	200,000	221,796
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	239,370
Sabra Health Care LP
3.20%, 12/01/31 (a)	150,000	147,017
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (a)	150,000	158,261
Simon Property Group LP
2.00%, 09/13/24 (a)	250,000	255,262
3.38%, 10/01/24 (a)	400,000	422,900
3.50%, 09/01/25 (a)	250,000	267,572
3.30%, 01/15/26 (a)	250,000	268,112
3.25%, 11/30/26 (a)	250,000	267,875
3.38%, 12/01/27 (a)	250,000	268,695
2.45%, 09/13/29 (a)	250,000	253,335
2.65%, 07/15/30 (a)	250,000	255,290
2.20%, 02/01/31 (a)	150,000	147,279
2.25%, 01/15/32 (a)	200,000	195,252
6.75%, 02/01/40 (a)	250,000	372,227
4.25%, 11/30/46 (a)	150,000	179,719
3.25%, 09/13/49 (a)	150,000	156,450
3.80%, 07/15/50 (a)	250,000	281,957
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	157,698
4.70%, 06/01/27 (a)	100,000	111,565
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	101,692
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	110,794
2.10%, 03/15/28 (a)	100,000	98,228
3.40%, 01/15/30 (a)	150,000	157,809
3.20%, 02/15/31 (a)	150,000	155,930
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	111,224
Sun Communities Operating LP
2.70%, 07/15/31 (a)	100,000	100,387
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	107,482
2.75%, 09/01/31 (a)	100,000	96,204
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	157,473
3.50%, 01/15/28 (a)	250,000	270,655
3.20%, 01/15/30 (a)	150,000	159,608
3.00%, 08/15/31 (a)	100,000	104,225
2.10%, 08/01/32 (a)	150,000	143,708
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	105,229
2.65%, 01/15/25 (a)	300,000	310,884
3.50%, 02/01/25 (a)	150,000	158,841
3.25%, 10/15/26 (a)	100,000	106,769
3.85%, 04/01/27 (a)	250,000	273,410
4.40%, 01/15/29 (a)	250,000	283,455
4.75%, 11/15/30 (a)	100,000	117,189
5.70%, 09/30/43 (a)	100,000	134,992
4.38%, 02/01/45 (a)	100,000	118,500
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	157,932
2.15%, 06/01/26 (a)	200,000	201,230
Welltower, Inc.
4.50%, 01/15/24 (a)	200,000	212,598
3.63%, 03/15/24 (a)	200,000	210,658
4.00%, 06/01/25 (a)	300,000	323,361
4.25%, 04/01/26 (a)	350,000	385,633
4.25%, 04/15/28 (a)	200,000	224,842
4.13%, 03/15/29 (a)	150,000	168,049
2.75%, 01/15/31 (a)	150,000	154,272
6.50%, 03/15/41 (a)	150,000	220,450
4.95%, 09/01/48 (a)	100,000	131,956
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	107,137
4.25%, 10/01/26 (a)	150,000	165,537
2.40%, 02/01/31 (a)	200,000	198,212
2.25%, 04/01/33 (a)	100,000	95,720
		41,393,790
		442,165,598

Industrial 15.7%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	251,802
2.05%, 05/15/30 (a)	200,000	200,958
2.70%, 05/15/40 (a)	200,000	204,068
2.80%, 05/15/50 (a)	200,000	207,190
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	107,571
5.45%, 12/01/44 (a)	50,000	66,227
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	200,396
ArcelorMittal S.A.
4.25%, 07/16/29	100,000	109,178
7.00%, 10/15/39	200,000	275,756
6.75%, 03/01/41 (f)	150,000	204,429
Barrick Gold Corp.
5.25%, 04/01/42	300,000	394,473
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	137,638
5.75%, 05/01/43	150,000	208,241
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	344,650

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BHP Billiton Finance (USA) Ltd.
3.85%, 09/30/23	200,000	211,466
6.42%, 03/01/26	150,000	180,065
4.13%, 02/24/42	95,000	113,661
5.00%, 09/30/43	600,000	800,742
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	163,980
Celanese US Holdings LLC
4.63%, 11/15/22	100,000	103,579
3.50%, 05/08/24 (a)	100,000	105,053
1.40%, 08/05/26 (a)	100,000	97,618
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	213,184
3.88%, 11/02/27 (a)	200,000	211,424
CF Industries, Inc.
3.45%, 06/01/23	200,000	206,826
5.15%, 03/15/34	200,000	240,638
5.38%, 03/15/44	200,000	253,530
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	600,000	634,572
4.49%, 11/15/25 (a)	400,000	442,676
4.73%, 11/15/28 (a)	400,000	466,752
5.32%, 11/15/38 (a)	350,000	453,323
5.42%, 11/15/48 (a)	400,000	563,376
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	160,502
4.50%, 12/01/28 (a)	250,000	286,440
4.80%, 09/01/42 (a)	250,000	307,090
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	157,572
3.25%, 12/01/27 (a)	150,000	162,311
4.80%, 03/24/30 (a)	200,000	241,202
1.30%, 01/30/31 (a)	200,000	188,686
2.13%, 08/15/50 (a)	250,000	227,288
2.75%, 08/18/55 (a)(c)	150,000	151,391
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	202,362
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	220,116
FMC Corp.
3.20%, 10/01/26 (a)	100,000	106,302
3.45%, 10/01/29 (a)	100,000	107,897
4.50%, 10/01/49 (a)	100,000	122,999
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	211,599
8.88%, 05/15/31	100,000	156,098
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	111,648
2.95%, 06/15/31 (a)	250,000	255,450
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	114,254
4.38%, 06/01/47 (a)	100,000	120,008
5.00%, 09/26/48 (a)	150,000	197,694
International Paper Co.
7.30%, 11/15/39	100,000	154,709
6.00%, 11/15/41 (a)	200,000	280,466
4.80%, 06/15/44 (a)	100,000	128,061
5.15%, 05/15/46 (a)	100,000	136,191
4.40%, 08/15/47 (a)	200,000	253,602
4.35%, 08/15/48 (a)	100,000	126,047
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	112,079
Linde, Inc.
2.65%, 02/05/25 (a)	250,000	261,230
3.20%, 01/30/26 (a)	150,000	160,935
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.10%, 08/10/30 (a)	200,000	187,010
2.00%, 08/10/50 (a)	250,000	224,795
LYB International Finance BV
4.00%, 07/15/23	85,000	89,218
5.25%, 07/15/43	150,000	193,775
4.88%, 03/15/44 (a)	150,000	187,038
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	269,740
LYB International Finance III LLC
1.25%, 10/01/25 (a)	200,000	197,858
3.38%, 05/01/30 (a)	200,000	217,858
2.25%, 10/01/30 (a)	250,000	250,400
3.38%, 10/01/40 (a)	250,000	260,692
4.20%, 10/15/49 (a)	100,000	117,032
4.20%, 05/01/50 (a)	250,000	291,782
3.63%, 04/01/51 (a)	250,000	268,657
3.80%, 10/01/60 (a)	150,000	161,663
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	124,666
NewMarket Corp.
2.70%, 03/18/31 (a)	200,000	199,364
Newmont Corp.
3.70%, 03/15/23 (a)	127,000	130,614
2.80%, 10/01/29 (a)	100,000	102,947
2.25%, 10/01/30 (a)	200,000	195,694
5.88%, 04/01/35	100,000	131,318
4.88%, 03/15/42 (a)	330,000	414,972
5.45%, 06/09/44 (a)	100,000	136,064
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	254,340
3.95%, 05/01/28 (a)	250,000	278,957
2.70%, 06/01/30 (a)	250,000	258,072
2.98%, 12/15/55 (a)	200,000	202,318
Nutrien Ltd.
1.90%, 05/13/23	200,000	202,834
3.63%, 03/15/24 (a)	200,000	211,824
3.38%, 03/15/25 (a)	180,000	192,416
4.20%, 04/01/29 (a)	100,000	113,505
5.88%, 12/01/36	200,000	268,664
6.13%, 01/15/41 (a)	145,000	208,074
4.90%, 06/01/43 (a)	100,000	129,680
5.25%, 01/15/45 (a)	150,000	205,116
5.00%, 04/01/49 (a)	100,000	134,959
3.95%, 05/13/50 (a)	150,000	176,892
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	108,542
3.00%, 12/15/29 (a)	150,000	157,886
4.05%, 12/15/49 (a)	100,000	120,339
3.05%, 10/01/51 (a)	150,000	152,618
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	102,933
2.40%, 08/15/24 (a)	100,000	103,351
1.20%, 03/15/26 (a)	100,000	97,991
2.80%, 08/15/29 (a)	100,000	105,062
2.55%, 06/15/30 (a)	200,000	205,662
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	195,690
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	140,530
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25	150,000	162,743
7.13%, 07/15/28	100,000	131,852
5.20%, 11/02/40	250,000	335,752
2.75%, 11/02/51 (a)	250,000	249,827

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	200,000	259,212
4.13%, 08/21/42 (a)	200,000	241,982
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	163,080
4.55%, 03/01/29 (a)	100,000	114,119
4.25%, 01/15/48 (a)	100,000	117,100
Southern Copper Corp.
3.88%, 04/23/25	250,000	267,885
7.50%, 07/27/35	300,000	427,791
6.75%, 04/16/40	300,000	416,139
5.25%, 11/08/42	250,000	311,485
5.88%, 04/23/45	250,000	338,930
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	103,953
2.40%, 06/15/25 (a)	150,000	154,083
5.00%, 12/15/26 (a)	200,000	205,430
1.65%, 10/15/27 (a)	150,000	146,192
3.45%, 04/15/30 (a)	100,000	106,754
3.25%, 10/15/50 (a)	150,000	152,222
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	93,892
6.00%, 01/15/29 (a)	400,000	453,948
5.00%, 01/15/30 (a)	200,000	212,568
3.75%, 01/15/31 (a)	250,000	246,235
3.13%, 01/15/32 (a)	200,000	186,324
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	214,804
6.13%, 10/01/35	75,000	97,163
6.00%, 08/15/40 (a)	100,000	128,909
6.25%, 07/15/41 (a)	100,000	131,762
5.20%, 03/01/42 (a)	150,000	179,448
5.40%, 02/01/43 (a)	100,000	122,771
The Dow Chemical Co.
3.63%, 05/15/26 (a)	150,000	162,021
7.38%, 11/01/29	174,000	234,754
2.10%, 11/15/30 (a)	250,000	246,352
4.25%, 10/01/34 (a)	150,000	174,354
9.40%, 05/15/39	100,000	181,250
5.25%, 11/15/41 (a)	100,000	129,774
4.38%, 11/15/42 (a)	250,000	300,062
4.63%, 10/01/44 (a)	100,000	123,878
5.55%, 11/30/48 (a)	150,000	213,843
4.80%, 05/15/49 (a)	300,000	389,748
3.60%, 11/15/50 (a)	250,000	274,482
The Mosaic Co.
3.25%, 11/15/22 (a)	300,000	306,645
4.05%, 11/15/27 (a)	250,000	275,090
4.88%, 11/15/41 (a)	100,000	120,220
5.63%, 11/15/43 (a)	100,000	134,902
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	104,604
3.45%, 08/01/25 (a)	200,000	213,888
3.45%, 06/01/27 (a)	250,000	269,562
2.95%, 08/15/29 (a)	200,000	210,456
2.30%, 05/15/30 (a)	100,000	100,361
4.00%, 12/15/42 (a)	100,000	115,167
4.50%, 06/01/47 (a)	350,000	439,138
3.80%, 08/15/49 (a)	100,000	115,469
3.30%, 05/15/50 (a)	100,000	106,614
Vale Overseas Ltd.
6.25%, 08/10/26	450,000	512,154
3.75%, 07/08/30 (a)	400,000	402,572
8.25%, 01/17/34	100,000	138,327
6.88%, 11/21/36	350,000	451,314
6.88%, 11/10/39	200,000	262,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vale S.A.
5.63%, 09/11/42	100,000	116,744
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	107,762
3.38%, 06/15/30 (a)	250,000	267,555
5.00%, 08/15/46 (a)	100,000	127,488
4.38%, 11/15/47 (a)	100,000	118,590
3.13%, 08/15/51 (a)	150,000	146,838
3.38%, 08/15/61 (a)	100,000	98,309
WestRock MWV LLC
7.95%, 02/15/31	150,000	212,045
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	127,460
4.00%, 11/15/29 (a)	150,000	168,152
4.00%, 04/15/30 (a)	150,000	168,224
7.38%, 03/15/32	250,000	355,612
WRKCo, Inc.
3.75%, 03/15/25 (a)	300,000	321,708
4.65%, 03/15/26 (a)	250,000	280,757
4.00%, 03/15/28 (a)	150,000	166,287
3.90%, 06/01/28 (a)	100,000	110,164
4.90%, 03/15/29 (a)	100,000	116,721
3.00%, 06/15/33 (a)	250,000	259,105
		38,932,540
Capital Goods 1.6%
3M Co.
2.25%, 03/15/23 (a)	250,000	254,775
3.25%, 02/14/24 (a)	250,000	262,255
2.00%, 02/14/25 (a)	150,000	153,801
2.65%, 04/15/25 (a)	150,000	156,902
3.00%, 08/07/25	100,000	106,572
2.88%, 10/15/27 (a)	250,000	266,472
3.63%, 09/14/28 (a)	150,000	167,622
3.38%, 03/01/29 (a)	350,000	382,879
3.05%, 04/15/30 (a)	200,000	215,622
3.88%, 06/15/44	100,000	119,228
3.13%, 09/19/46 (a)	100,000	107,425
3.63%, 10/15/47 (a)	150,000	175,071
4.00%, 09/14/48 (a)	250,000	307,530
3.25%, 08/26/49 (a)	200,000	220,746
3.70%, 04/15/50 (a)	100,000	119,135
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	225,196
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	97,837
Allegion PLC
3.50%, 10/01/29 (a)	100,000	107,518
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	250,000	261,245
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	114,584
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	254,700
2.69%, 05/25/31 (a)	150,000	152,736
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	104,479
2.05%, 03/01/25 (a)	100,000	102,532
2.80%, 02/15/30 (a)	150,000	155,738
2.20%, 09/15/31 (a)	200,000	197,034
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	98,864
2.65%, 04/30/30 (a)	100,000	102,080
2.25%, 02/15/32 (a)	100,000	97,559

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berry Global, Inc.
0.95%, 02/15/24 (a)	200,000	198,126
1.57%, 01/15/26 (a)	350,000	343,220
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	250,000	248,417
3.75%, 12/01/27 (a)	150,000	162,773
2.75%, 03/01/30 (a)	150,000	154,073
Carrier Global Corp.
2.24%, 02/15/25 (a)	425,000	434,919
2.49%, 02/15/27 (a)	250,000	255,842
2.72%, 02/15/30 (a)	400,000	408,384
2.70%, 02/15/31 (a)(c)	250,000	253,995
3.38%, 04/05/40 (a)	350,000	366,009
3.58%, 04/05/50 (a)(c)	325,000	347,903
Caterpillar Financial Services Corp.
2.63%, 03/01/23	100,000	102,515
0.65%, 07/07/23	400,000	400,028
0.45%, 09/14/23	250,000	249,200
3.65%, 12/07/23	250,000	264,445
2.85%, 05/17/24	100,000	104,505
3.30%, 06/09/24	200,000	211,348
0.60%, 09/13/24	150,000	148,245
2.15%, 11/08/24	150,000	154,539
3.25%, 12/01/24	100,000	106,353
1.45%, 05/15/25	300,000	301,785
0.80%, 11/13/25	200,000	195,692
2.40%, 08/09/26	362,000	376,914
1.15%, 09/14/26	250,000	246,430
1.10%, 09/14/27	250,000	241,712
Caterpillar, Inc.
3.40%, 05/15/24 (a)	135,000	142,343
2.60%, 09/19/29 (a)	100,000	104,995
2.60%, 04/09/30 (a)	200,000	209,494
1.90%, 03/12/31 (a)	200,000	199,286
5.20%, 05/27/41	150,000	206,779
3.80%, 08/15/42	350,000	412,310
4.30%, 05/15/44 (a)	100,000	128,075
3.25%, 09/19/49 (a)	100,000	111,130
3.25%, 04/09/50 (a)	400,000	447,100
4.75%, 05/15/64 (a)	100,000	147,479
CNH Industrial Capital LLC
1.95%, 07/02/23	100,000	101,562
4.20%, 01/15/24	200,000	212,116
1.88%, 01/15/26 (a)	250,000	251,057
CNH Industrial N.V.
4.50%, 08/15/23	100,000	105,576
3.85%, 11/15/27 (a)	100,000	109,171
Crane Co.
4.45%, 12/15/23 (a)	100,000	106,017
Deere & Co.
2.75%, 04/15/25 (a)	150,000	157,206
5.38%, 10/16/29	362,000	454,527
3.10%, 04/15/30 (a)	150,000	162,207
3.90%, 06/09/42 (a)	300,000	362,871
2.88%, 09/07/49 (a)	100,000	105,149
3.75%, 04/15/50 (a)	150,000	182,157
Dover Corp.
3.15%, 11/15/25 (a)	150,000	159,398
5.38%, 03/01/41 (a)	100,000	130,565
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	247,625
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	159,794
4.00%, 11/02/32	196,000	226,907
4.15%, 11/02/42	150,000	179,144
3.92%, 09/15/47 (a)	100,000	118,054
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Emerson Electric Co.
0.88%, 10/15/26 (a)	250,000	241,095
1.80%, 10/15/27 (a)	150,000	149,949
5.25%, 11/15/39	100,000	135,644
2.75%, 10/15/50 (a)	200,000	200,014
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	259,820
Fortive Corp.
4.30%, 06/15/46 (a)	180,000	220,633
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	150,000	157,661
3.25%, 09/15/29 (a)	200,000	214,504
GE Capital Funding LLC
3.45%, 05/15/25 (a)	350,000	373,600
4.05%, 05/15/27 (a)	200,000	223,328
4.40%, 05/15/30 (a)	700,000	833,322
4.55%, 05/15/32 (a)	250,000	303,047
GE Capital International Funding Co.
3.37%, 11/15/25	500,000	540,720
4.42%, 11/15/35	2,305,000	2,788,658
General Dynamics Corp.
3.38%, 05/15/23 (a)	100,000	103,757
1.88%, 08/15/23 (a)	250,000	254,717
2.38%, 11/15/24 (a)	250,000	259,012
3.25%, 04/01/25 (a)	100,000	106,085
3.50%, 05/15/25 (a)	100,000	107,402
1.15%, 06/01/26 (a)	100,000	99,183
3.50%, 04/01/27 (a)	100,000	109,104
3.75%, 05/15/28 (a)	400,000	446,260
3.63%, 04/01/30 (a)	150,000	167,676
2.25%, 06/01/31 (a)	100,000	101,768
4.25%, 04/01/40 (a)	200,000	244,916
2.85%, 06/01/41 (a)	100,000	103,544
3.60%, 11/15/42 (a)	150,000	172,386
4.25%, 04/01/50 (a)	200,000	259,886
General Electric Co.
3.38%, 03/11/24	50,000	52,705
3.45%, 05/15/24 (a)	74,000	78,015
5.55%, 01/05/26	100,000	116,852
3.45%, 05/01/27 (a)	200,000	218,188
3.63%, 05/01/30 (a)(d)	200,000	226,094
6.75%, 03/15/32	650,000	903,519
5.88%, 01/14/38	200,000	281,216
6.88%, 01/10/39	350,000	547,442
4.25%, 05/01/40 (a)	200,000	248,368
4.50%, 03/11/44	225,000	288,310
4.35%, 05/01/50 (a)	300,000	399,822
Honeywell International, Inc.
2.30%, 08/15/24 (a)	200,000	206,788
1.35%, 06/01/25 (a)	300,000	301,263
2.50%, 11/01/26 (a)	300,000	313,680
1.10%, 03/01/27 (a)	250,000	243,470
2.70%, 08/15/29 (a)	150,000	157,820
1.95%, 06/01/30 (a)	200,000	199,484
1.75%, 09/01/31 (a)	150,000	145,599
5.70%, 03/15/37	100,000	138,522
3.81%, 11/21/47 (a)	350,000	427,822
2.80%, 06/01/50 (a)	150,000	157,671
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	108,875
2.30%, 03/15/31 (a)	100,000	99,794
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(c)	100,000	99,412
3.84%, 05/01/25 (a)	200,000	212,954
3.48%, 12/01/27 (a)	100,000	106,661
4.20%, 05/01/30 (a)	100,000	112,396

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	209,882
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	157,833
2.65%, 11/15/26 (a)	200,000	210,084
3.90%, 09/01/42 (a)	300,000	355,221
John Deere Capital Corp.
0.25%, 01/17/23	150,000	149,538
2.80%, 03/06/23	200,000	205,606
0.40%, 10/10/23	300,000	298,644
3.45%, 01/10/24	150,000	158,297
2.60%, 03/07/24	150,000	155,672
0.45%, 06/07/24	250,000	246,867
3.35%, 06/12/24	100,000	106,208
2.05%, 01/09/25	100,000	103,009
0.70%, 01/15/26	100,000	97,369
2.65%, 06/10/26	200,000	210,104
1.05%, 06/17/26	250,000	245,605
1.30%, 10/13/26	300,000	297,126
1.75%, 03/09/27	200,000	200,690
3.05%, 01/06/28	250,000	270,227
3.45%, 03/07/29	100,000	111,016
2.80%, 07/18/29	150,000	159,231
2.45%, 01/09/30	100,000	103,409
1.45%, 01/15/31	200,000	190,806
2.00%, 06/17/31	200,000	199,680
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	206,115
6.00%, 01/15/36	100,000	138,977
4.63%, 07/02/44 (a)	195,000	241,743
5.13%, 09/14/45 (a)	169,000	226,697
4.95%, 07/02/64 (a)	100,000	137,209
Johnson Controls International plc / Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	144,846
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	112,661
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	104,303
3.83%, 04/27/25 (a)	150,000	160,779
4.40%, 06/15/28 (a)	450,000	508,064
2.90%, 12/15/29 (a)	150,000	156,689
1.80%, 01/15/31 (a)	200,000	190,892
6.15%, 12/15/40	95,000	137,110
5.05%, 04/27/45 (a)	100,000	133,137
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	105,888
3.50%, 11/15/27 (a)	100,000	107,289
4.40%, 03/15/29 (a)	100,000	112,904
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	198,828
1.70%, 08/01/27 (a)	150,000	148,191
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	250,000	256,090
2.90%, 03/01/25 (a)	150,000	157,772
3.55%, 01/15/26 (a)	450,000	487,629
3.60%, 03/01/35 (a)	100,000	112,930
4.50%, 05/15/36 (a)	150,000	185,118
4.07%, 12/15/42	200,000	239,204
3.80%, 03/01/45 (a)	150,000	175,538
4.70%, 05/15/46 (a)	250,000	330,895
2.80%, 06/15/50 (a)	250,000	254,510
4.09%, 09/15/52 (a)	538,000	672,887
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	150,000	149,763
4.25%, 07/02/24 (a)	100,000	107,305
3.45%, 06/01/27 (a)	50,000	53,775
3.50%, 12/15/27 (a)	200,000	215,664
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 03/15/30 (a)	100,000	101,006
2.40%, 07/15/31 (a)	200,000	199,264
4.25%, 12/15/47 (a)	100,000	120,122
3.20%, 07/15/51 (a)	150,000	154,203
Masco Corp.
2.00%, 10/01/30 (a)	250,000	240,935
4.50%, 05/15/47 (a)	200,000	245,134
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	100,000	102,845
3.63%, 05/15/30 (a)	160,000	172,747
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	500,000	522,695
3.20%, 02/01/27 (a)	100,000	106,787
3.25%, 01/15/28 (a)	500,000	534,865
4.40%, 05/01/30 (a)	150,000	174,266
5.15%, 05/01/40 (a)	100,000	131,092
5.05%, 11/15/40	200,000	261,030
4.75%, 06/01/43	150,000	191,096
4.03%, 10/15/47 (a)	500,000	602,620
5.25%, 05/01/50 (a)	200,000	285,012
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	167,625
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	104,676
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	203,788
2.29%, 04/05/27 (a)	100,000	101,627
2.57%, 02/15/30 (a)	250,000	254,600
3.11%, 02/15/40 (a)	225,000	232,850
3.36%, 02/15/50 (a)	125,000	135,211
Owens Corning
4.20%, 12/01/24 (a)	150,000	161,271
3.95%, 08/15/29 (a)	300,000	330,117
3.88%, 06/01/30 (a)	100,000	109,491
4.30%, 07/15/47 (a)	100,000	117,866
4.40%, 01/30/48 (a)	100,000	119,894
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	155,721
3.30%, 11/21/24 (a)	250,000	263,300
3.25%, 03/01/27 (a)	150,000	161,033
3.25%, 06/14/29 (a)	150,000	159,774
4.20%, 11/21/34 (a)	150,000	173,262
6.25%, 05/15/38	50,000	70,435
4.45%, 11/21/44 (a)	100,000	122,387
4.10%, 03/01/47 (a)	100,000	117,845
4.00%, 06/14/49 (a)	100,000	118,954
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	85,888
Precision Castparts Corp.
2.50%, 01/15/23 (a)	250,000	254,307
3.25%, 06/15/25 (a)	100,000	106,928
3.90%, 01/15/43 (a)	100,000	116,113
4.38%, 06/15/45 (a)	100,000	125,460
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	100,000	105,151
3.20%, 03/15/24 (a)	200,000	208,720
3.95%, 08/16/25 (a)	350,000	379,536
2.65%, 11/01/26 (a)	150,000	157,451
3.50%, 03/15/27 (a)	350,000	377,993
3.13%, 05/04/27 (a)	200,000	212,952
4.13%, 11/16/28 (a)	650,000	731,867
7.50%, 09/15/29	100,000	138,392
2.25%, 07/01/30 (a)	250,000	250,115
1.90%, 09/01/31 (a)	200,000	193,344
6.05%, 06/01/36	200,000	280,148
6.13%, 07/15/38	100,000	143,685
4.45%, 11/16/38 (a)	200,000	244,658

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 04/15/40	100,000	140,754
4.88%, 10/15/40 (c)	150,000	192,974
4.70%, 12/15/41	100,000	126,437
4.50%, 06/01/42	650,000	807,345
4.80%, 12/15/43 (a)	100,000	128,515
4.15%, 05/15/45 (a)	100,000	119,209
3.75%, 11/01/46 (a)	150,000	170,043
4.35%, 04/15/47 (a)	150,000	185,355
4.05%, 05/04/47 (a)	100,000	118,741
4.63%, 11/16/48 (a)	450,000	585,400
3.13%, 07/01/50 (a)	200,000	208,190
2.82%, 09/01/51 (a)	200,000	195,936
Republic Services, Inc.
4.75%, 05/15/23 (a)	82,000	85,902
2.50%, 08/15/24 (a)	300,000	309,633
0.88%, 11/15/25 (a)	200,000	194,676
2.90%, 07/01/26 (a)	200,000	210,068
3.38%, 11/15/27 (a)	150,000	160,875
3.95%, 05/15/28 (a)	100,000	111,226
2.30%, 03/01/30 (a)	300,000	301,401
1.45%, 02/15/31 (a)	250,000	232,670
3.05%, 03/01/50 (a)	100,000	104,272
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	111,152
1.75%, 08/15/31 (a)	150,000	146,739
4.20%, 03/01/49 (a)	100,000	127,565
2.80%, 08/15/61 (a)	150,000	151,368
Roper Technologies, Inc.
3.13%, 11/15/22 (a)	150,000	152,607
3.65%, 09/15/23 (a)	100,000	104,599
1.00%, 09/15/25 (a)	250,000	244,197
3.85%, 12/15/25 (a)	100,000	108,487
3.80%, 12/15/26 (a)	150,000	163,530
1.40%, 09/15/27 (a)	250,000	242,660
2.95%, 09/15/29 (a)	100,000	104,709
2.00%, 06/30/30 (a)	250,000	241,685
1.75%, 02/15/31 (a)	250,000	234,357
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	123,812
3.10%, 05/01/50 (a)	200,000	216,690
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	211,768
5.75%, 11/01/40 (a)	150,000	206,309
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	288,962
2.30%, 03/15/30 (a)	200,000	205,130
5.20%, 09/01/40	100,000	132,861
4.85%, 11/15/48 (a)	150,000	206,088
4.00%, 03/15/60 (a)(b)	100,000	101,630
Teledyne Technologies, Inc.
0.65%, 04/01/23	200,000	199,314
2.25%, 04/01/28 (a)	500,000	503,715
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	108,918
3.38%, 03/01/28 (a)	200,000	214,646
3.00%, 06/01/30 (a)	100,000	104,457
2.45%, 03/15/31 (a)	250,000	248,410
The Boeing Co.
1.17%, 02/04/23 (a)	250,000	250,170
2.80%, 03/01/23 (a)	250,000	255,232
4.51%, 05/01/23 (a)	820,000	856,752
1.95%, 02/01/24	275,000	278,836
1.43%, 02/04/24 (a)	600,000	600,102
2.80%, 03/01/24 (a)	200,000	206,138
4.88%, 05/01/25 (a)	600,000	657,648
2.60%, 10/30/25 (a)	50,000	51,262
2.75%, 02/01/26 (a)	250,000	256,960
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 02/04/26 (a)	950,000	948,356
3.10%, 05/01/26 (a)	350,000	363,951
2.25%, 06/15/26 (a)	50,000	50,200
2.80%, 03/01/27 (a)	200,000	204,940
5.04%, 05/01/27 (a)	450,000	507,492
3.25%, 02/01/28 (a)	250,000	260,275
3.45%, 11/01/28 (a)	150,000	157,421
3.20%, 03/01/29 (a)	150,000	155,111
2.95%, 02/01/30 (a)	150,000	151,481
5.15%, 05/01/30 (a)	800,000	929,768
3.63%, 02/01/31 (a)	350,000	371,812
3.60%, 05/01/34 (a)	100,000	104,400
3.25%, 02/01/35 (a)	150,000	150,327
6.63%, 02/15/38	200,000	269,250
3.55%, 03/01/38 (a)	200,000	203,254
3.50%, 03/01/39 (a)	150,000	150,381
6.88%, 03/15/39	80,000	111,323
5.88%, 02/15/40	100,000	129,258
5.71%, 05/01/40 (a)	600,000	766,530
3.65%, 03/01/47 (a)	150,000	150,519
3.63%, 03/01/48 (a)	50,000	50,384
3.85%, 11/01/48 (a)	100,000	104,516
3.90%, 05/01/49 (a)	100,000	105,225
3.75%, 02/01/50 (a)	175,000	181,696
5.81%, 05/01/50 (a)	1,000,000	1,350,320
3.83%, 03/01/59 (a)	150,000	150,921
3.95%, 08/01/59 (a)	150,000	156,795
5.93%, 05/01/60 (a)	800,000	1,111,768
The Timken Co.
4.50%, 12/15/28 (a)	100,000	112,047
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	150,000	157,322
3.75%, 08/21/28 (a)	100,000	110,029
5.75%, 06/15/43	100,000	144,812
4.30%, 02/21/48 (a)	150,000	186,206
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	159,605
3.50%, 03/21/26 (a)	200,000	214,538
3.80%, 03/21/29 (a)	100,000	109,617
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	200,000	207,788
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	125,195
Vontier Corp.
1.80%, 04/01/26 (a)(c)	200,000	198,014
2.95%, 04/01/31 (a)(c)	200,000	199,086
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	110,313
3.50%, 06/01/30 (a)	200,000	217,556
4.50%, 06/15/47 (a)	150,000	188,832
4.70%, 03/01/48 (a)	100,000	129,313
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	113,173
3.50%, 05/01/29 (a)	100,000	108,955
2.60%, 02/01/30 (a)	150,000	153,797
3.05%, 04/01/50 (a)	100,000	102,854
2.95%, 01/15/52 (a)	200,000	200,290
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	263,662
0.75%, 11/15/25 (a)	100,000	97,511
3.15%, 11/15/27 (a)	200,000	213,496
1.15%, 03/15/28 (a)	100,000	95,387
4.10%, 03/01/45 (a)	262,000	323,062
4.15%, 07/15/49 (a)	100,000	128,013
2.50%, 11/15/50 (a)	250,000	240,627

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	100,000	106,600
3.20%, 06/15/25 (a)	200,000	209,816
3.45%, 11/15/26 (a)	200,000	213,012
4.95%, 09/15/28 (a)(f)(g)	250,000	285,642
WW Grainger, Inc.
1.85%, 02/15/25 (a)	250,000	254,740
4.60%, 06/15/45 (a)	100,000	131,260
4.20%, 05/15/47 (a)	200,000	255,454
Xylem, Inc.
3.25%, 11/01/26 (a)	200,000	214,368
1.95%, 01/30/28 (a)	200,000	199,814
2.25%, 01/30/31 (a)	150,000	150,780
		84,619,063
Communications 2.4%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	160,751
1.35%, 09/15/30 (a)	250,000	229,215
4.50%, 06/15/47 (a)	100,000	121,062
2.50%, 09/15/50 (a)	250,000	218,060
America Movil, S.A.B. de CV
3.63%, 04/22/29 (a)	200,000	217,280
2.88%, 05/07/30 (a)	200,000	208,296
6.38%, 03/01/35	200,000	280,060
6.13%, 03/30/40	430,000	607,874
4.38%, 07/16/42	400,000	483,076
4.38%, 04/22/49 (a)	200,000	249,246
American Tower Corp.
3.50%, 01/31/23	100,000	102,953
3.00%, 06/15/23	150,000	154,667
0.60%, 01/15/24	250,000	247,448
5.00%, 02/15/24	350,000	378,283
3.38%, 05/15/24 (a)	100,000	104,773
2.95%, 01/15/25 (a)	150,000	156,167
2.40%, 03/15/25 (a)	250,000	256,483
4.00%, 06/01/25 (a)	150,000	161,237
4.40%, 02/15/26 (a)	200,000	219,338
1.45%, 09/15/26 (a)	250,000	245,063
3.38%, 10/15/26 (a)	150,000	159,291
2.75%, 01/15/27 (a)	150,000	155,019
3.13%, 01/15/27 (a)	130,000	136,327
3.55%, 07/15/27 (a)	200,000	214,378
3.60%, 01/15/28 (a)	100,000	107,630
1.50%, 01/31/28 (a)	250,000	238,778
3.95%, 03/15/29 (a)	100,000	109,509
3.80%, 08/15/29 (a)	250,000	271,550
2.90%, 01/15/30 (a)	150,000	153,443
1.88%, 10/15/30 (a)	250,000	236,228
2.30%, 09/15/31 (a)	200,000	194,090
3.70%, 10/15/49 (a)	100,000	107,405
3.10%, 06/15/50 (a)	300,000	291,825
2.95%, 01/15/51 (a)	250,000	236,608
AT&T, Inc.
4.05%, 12/15/23	200,000	212,568
0.90%, 03/25/24 (a)	500,000	497,510
4.45%, 04/01/24 (a)	150,000	160,394
3.95%, 01/15/25 (a)	300,000	322,098
3.40%, 05/15/25 (a)	480,000	509,784
3.60%, 07/15/25 (a)	200,000	214,430
4.13%, 02/17/26 (a)	550,000	602,189
1.70%, 03/25/26 (a)	450,000	449,532
2.95%, 07/15/26 (a)	100,000	105,395
3.80%, 02/15/27 (a)	150,000	162,533
4.25%, 03/01/27 (a)	200,000	221,498
2.30%, 06/01/27 (a)	500,000	508,460
1.65%, 02/01/28 (a)	300,000	292,275
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 02/15/28 (a)	327,000	364,961
4.35%, 03/01/29 (a)	600,000	673,296
4.30%, 02/15/30 (a)	547,000	618,411
2.75%, 06/01/31 (a)	750,000	761,572
2.25%, 02/01/32 (a)	550,000	530,612
2.55%, 12/01/33 (a)	857,000	829,765
6.15%, 09/15/34	100,000	131,514
4.50%, 05/15/35 (a)	550,000	634,040
5.25%, 03/01/37 (a)	500,000	620,535
4.90%, 08/15/37 (a)	250,000	302,517
4.85%, 03/01/39 (a)	200,000	240,308
6.00%, 08/15/40 (a)	100,000	136,950
5.35%, 09/01/40	250,000	316,242
3.50%, 06/01/41 (a)	550,000	564,855
5.15%, 03/15/42	200,000	250,352
4.90%, 06/15/42	150,000	183,650
4.30%, 12/15/42 (a)	200,000	226,022
3.10%, 02/01/43 (a)	350,000	338,047
4.65%, 06/01/44 (a)	150,000	177,287
4.80%, 06/15/44 (a)	200,000	241,650
4.35%, 06/15/45 (a)	300,000	341,532
4.75%, 05/15/46 (a)	300,000	365,361
5.15%, 11/15/46 (a)	250,000	320,405
5.65%, 02/15/47 (a)	150,000	200,957
5.45%, 03/01/47 (a)	250,000	332,007
4.50%, 03/09/48 (a)	400,000	474,072
4.55%, 03/09/49 (a)	200,000	238,502
5.15%, 02/15/50 (a)	300,000	385,392
3.65%, 06/01/51 (a)	600,000	623,544
3.30%, 02/01/52 (a)	550,000	537,663
3.50%, 09/15/53 (a)	1,485,000	1,503,087
3.55%, 09/15/55 (a)	1,573,000	1,590,319
3.80%, 12/01/57 (a)	1,311,000	1,373,666
3.65%, 09/15/59 (a)	1,274,000	1,293,887
3.85%, 06/01/60 (a)	300,000	315,252
3.50%, 02/01/61 (a)	350,000	344,400
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	212,810
5.13%, 12/04/28 (a)	250,000	283,980
9.63%, 12/15/30 (f)(g)	600,000	893,742
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200,000	207,710
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	266,242
4.91%, 07/23/25 (a)	1,000,000	1,104,210
3.75%, 02/15/28 (a)	200,000	215,458
4.20%, 03/15/28 (a)	200,000	219,364
2.25%, 01/15/29 (a)	200,000	194,544
5.05%, 03/30/29 (a)	300,000	346,374
2.80%, 04/01/31 (a)	350,000	346,902
2.30%, 02/01/32 (a)	200,000	189,306
6.38%, 10/23/35 (a)	480,000	623,371
5.38%, 04/01/38 (a)	150,000	180,780
3.50%, 06/01/41 (a)	300,000	293,379
3.50%, 03/01/42 (a)	300,000	290,853
6.48%, 10/23/45 (a)	850,000	1,159,374
5.38%, 05/01/47 (a)	450,000	543,793
5.75%, 04/01/48 (a)	500,000	633,605
5.13%, 07/01/49 (a)	200,000	235,676
4.80%, 03/01/50 (a)	500,000	565,285
3.70%, 04/01/51 (a)	500,000	489,130
3.90%, 06/01/52 (a)	300,000	303,204
6.83%, 10/23/55 (a)	100,000	147,901
3.85%, 04/01/61 (a)	400,000	382,956
4.40%, 12/01/61 (a)	400,000	418,768
3.95%, 06/30/62 (a)	300,000	292,893

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comcast Corp.
3.60%, 03/01/24	100,000	106,412
3.70%, 04/15/24 (a)	600,000	636,222
3.38%, 02/15/25 (a)	200,000	212,222
3.10%, 04/01/25	100,000	105,836
3.38%, 08/15/25 (a)	150,000	159,920
3.95%, 10/15/25 (a)	650,000	709,774
3.15%, 03/01/26 (a)	550,000	585,860
2.35%, 01/15/27 (a)	350,000	360,993
3.30%, 02/01/27 (a)	300,000	322,161
3.30%, 04/01/27 (a)	200,000	215,030
3.15%, 02/15/28 (a)	350,000	375,739
3.55%, 05/01/28 (a)	200,000	219,352
4.15%, 10/15/28 (a)	850,000	963,968
2.65%, 02/01/30 (a)	300,000	309,756
3.40%, 04/01/30 (a)	250,000	272,455
4.25%, 10/15/30 (a)	350,000	403,914
1.95%, 01/15/31 (a)	300,000	293,334
1.50%, 02/15/31 (a)	400,000	375,996
4.25%, 01/15/33	250,000	292,597
7.05%, 03/15/33	350,000	506,821
4.20%, 08/15/34 (a)	250,000	293,902
5.65%, 06/15/35	100,000	132,871
4.40%, 08/15/35 (a)	300,000	357,072
6.50%, 11/15/35	295,000	425,909
3.20%, 07/15/36 (a)	100,000	106,764
6.45%, 03/15/37	100,000	146,944
3.90%, 03/01/38 (a)	250,000	284,995
4.60%, 10/15/38 (a)	200,000	243,874
3.25%, 11/01/39 (a)	200,000	211,882
3.75%, 04/01/40 (a)	350,000	393,347
4.65%, 07/15/42	200,000	250,192
4.75%, 03/01/44	150,000	190,877
4.60%, 08/15/45 (a)	100,000	126,329
3.40%, 07/15/46 (a)	200,000	214,266
4.00%, 08/15/47 (a)	100,000	116,489
3.97%, 11/01/47 (a)	500,000	580,390
4.00%, 03/01/48 (a)	200,000	233,220
4.70%, 10/15/48 (a)	500,000	651,630
4.00%, 11/01/49 (a)	400,000	467,108
3.45%, 02/01/50 (a)	400,000	432,416
2.80%, 01/15/51 (a)	400,000	387,576
2.89%, 11/01/51 (a)(c)	944,000	929,557
2.45%, 08/15/52 (a)	400,000	366,576
4.05%, 11/01/52 (a)	202,000	241,198
2.94%, 11/01/56 (a)(c)	1,251,000	1,218,512
4.95%, 10/15/58 (a)	200,000	283,036
2.65%, 08/15/62 (a)	300,000	271,866
2.99%, 11/01/63 (a)(c)	789,000	764,707
Crown Castle International Corp.
3.15%, 07/15/23 (a)	150,000	155,126
3.20%, 09/01/24 (a)	200,000	209,476
1.35%, 07/15/25 (a)	200,000	198,200
4.45%, 02/15/26 (a)	195,000	214,465
3.70%, 06/15/26 (a)	100,000	107,536
1.05%, 07/15/26 (a)	150,000	144,995
3.65%, 09/01/27 (a)	200,000	215,384
3.80%, 02/15/28 (a)	150,000	163,553
4.30%, 02/15/29 (a)	100,000	111,465
3.10%, 11/15/29 (a)	200,000	208,202
3.30%, 07/01/30 (a)	200,000	210,656
2.25%, 01/15/31 (a)	200,000	193,942
2.10%, 04/01/31 (a)	200,000	191,448
2.50%, 07/15/31 (a)	150,000	148,400
2.90%, 04/01/41 (a)	250,000	242,383
4.75%, 05/15/47 (a)	100,000	124,696
5.20%, 02/15/49 (a)	150,000	196,752
4.15%, 07/01/50 (a)	150,000	172,035
3.25%, 01/15/51 (a)	200,000	200,146
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	750,000	1,098,562
9.25%, 06/01/32	150,000	241,775
Discovery Communications LLC
3.80%, 03/13/24 (a)	250,000	263,538
3.90%, 11/15/24 (a)	200,000	213,464
3.95%, 06/15/25 (a)	250,000	268,777
4.90%, 03/11/26 (a)	100,000	111,946
3.95%, 03/20/28 (a)	250,000	272,835
4.13%, 05/15/29 (a)	300,000	331,812
3.63%, 05/15/30 (a)	250,000	268,022
5.00%, 09/20/37 (a)	150,000	180,534
4.88%, 04/01/43	150,000	180,683
5.20%, 09/20/47 (a)	260,000	328,013
5.30%, 05/15/49 (a)	150,000	191,364
4.65%, 05/15/50 (a)	200,000	237,334
4.00%, 09/15/55 (a)	357,000	382,465
Electronic Arts, Inc.
2.95%, 02/15/51 (a)	250,000	242,448
Fox Corp.
4.03%, 01/25/24 (a)	250,000	264,750
3.05%, 04/07/25 (a)	100,000	105,349
4.71%, 01/25/29 (a)	400,000	458,504
3.50%, 04/08/30 (a)	100,000	108,173
5.48%, 01/25/39 (a)	300,000	387,858
5.58%, 01/25/49 (a)	350,000	480,224
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	229,732
6.63%, 01/15/40	200,000	275,466
5.00%, 05/13/45 (a)	300,000	361,890
5.25%, 05/24/49 (a)	200,000	256,770
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	142,877
NBCUniversal Media LLC
5.95%, 04/01/41	100,000	144,586
4.45%, 01/15/43	230,000	280,400
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	200,000	199,126
4.20%, 06/01/30 (a)	100,000	112,562
2.60%, 08/01/31 (a)	200,000	201,530
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	130,000	137,678
3.60%, 04/15/26 (a)	250,000	267,945
Orange S.A.
9.00%, 03/01/31	600,000	923,928
5.38%, 01/13/42	150,000	200,061
5.50%, 02/06/44 (a)	150,000	206,847
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	153,183
4.10%, 10/01/23 (a)	150,000	157,241
3.63%, 12/15/25 (a)	300,000	320,592
2.90%, 11/15/26 (a)	150,000	157,434
4.50%, 03/15/43 (a)	100,000	115,811
5.45%, 10/01/43 (a)	200,000	260,586
5.00%, 03/15/44 (a)	330,000	407,382
4.30%, 02/15/48 (a)	100,000	114,622
4.35%, 05/01/49 (a)	150,000	174,633
3.70%, 11/15/49 (a)	150,000	158,220
TCI Communications, Inc.
7.13%, 02/15/28	30,000	39,091
Telefonica Emisiones S.A.
4.10%, 03/08/27	450,000	496,786
7.05%, 06/20/36	365,000	524,337
4.67%, 03/06/38	150,000	174,003
5.21%, 03/08/47	500,000	627,250

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/06/48	300,000	363,570
5.52%, 03/01/49 (a)	300,000	392,172
Telefonica Europe BV
8.25%, 09/15/30	100,000	142,668
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	382,707
4.30%, 06/15/49 (a)	150,000	186,135
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	99,146
4.46%, 04/01/48 (a)	300,000	377,748
4.30%, 07/29/49 (a)	100,000	123,690
3.65%, 03/17/51 (a)	100,000	112,276
3.20%, 02/15/52 (a)	200,000	207,128
The Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	115,685
4.75%, 03/30/30 (a)	150,000	175,778
2.40%, 03/01/31 (a)	100,000	100,550
3.38%, 03/01/41 (a)	100,000	105,834
5.40%, 10/01/48 (a)	100,000	141,714
The Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	152,261
3.70%, 09/15/24 (a)	300,000	319,026
3.35%, 03/24/25	250,000	265,848
3.70%, 10/15/25 (a)	200,000	215,750
1.75%, 01/13/26	400,000	403,084
3.70%, 03/23/27	250,000	274,465
2.20%, 01/13/28	200,000	203,138
2.00%, 09/01/29 (a)	450,000	450,346
3.80%, 03/22/30	200,000	224,764
2.65%, 01/13/31	500,000	520,285
6.55%, 03/15/33	300,000	418,257
6.20%, 12/15/34	150,000	211,064
6.40%, 12/15/35	230,000	332,184
6.15%, 03/01/37	150,000	213,329
6.65%, 11/15/37	200,000	299,462
4.63%, 03/23/40 (a)	200,000	250,454
3.50%, 05/13/40 (a)	500,000	551,260
4.13%, 12/01/41	150,000	179,673
4.75%, 09/15/44 (a)	150,000	193,470
4.95%, 10/15/45 (a)	200,000	266,184
4.75%, 11/15/46 (a)	100,000	131,876
2.75%, 09/01/49 (a)	350,000	343,745
4.70%, 03/23/50 (a)	300,000	402,621
3.60%, 01/13/51 (a)	600,000	688,836
3.80%, 05/13/60 (a)	300,000	356,724
Time Warner Cable LLC
6.55%, 05/01/37	200,000	268,506
7.30%, 07/01/38	300,000	431,235
6.75%, 06/15/39	250,000	343,585
5.88%, 11/15/40 (a)	324,000	409,439
5.50%, 09/01/41 (a)	250,000	307,000
4.50%, 09/15/42 (a)	300,000	330,285
Time Warner Entertainment Co. LP
8.38%, 03/15/23	357,000	391,322
8.38%, 07/15/33	200,000	294,476
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	529,490
1.50%, 02/15/26 (a)	250,000	246,770
3.75%, 04/15/27 (a)	750,000	806,767
2.05%, 02/15/28 (a)	550,000	541,942
3.88%, 04/15/30 (a)	1,300,000	1,413,282
2.55%, 02/15/31 (a)	650,000	642,135
2.25%, 11/15/31 (a)	250,000	240,305
4.38%, 04/15/40 (a)	550,000	625,850
3.00%, 02/15/41 (a)	550,000	525,272
4.50%, 04/15/50 (a)	500,000	588,555
3.30%, 02/15/51 (a)	550,000	538,241
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 10/15/52 (a)(c)	300,000	298,983
3.60%, 11/15/60 (a)	200,000	199,282
3.60%, 11/15/60 (a)(c)	150,000	149,421
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	200,000	203,498
3.00%, 02/13/26	350,000	370,580
1.85%, 07/30/26	150,000	151,613
2.95%, 06/15/27	200,000	214,148
4.38%, 08/16/41	100,000	121,558
4.13%, 06/01/44	250,000	299,702
3.00%, 07/30/46	100,000	104,274
Verizon Communications, Inc.
0.75%, 03/22/24	200,000	198,674
3.50%, 11/01/24 (a)	330,000	351,028
3.38%, 02/15/25	500,000	531,220
0.85%, 11/20/25 (a)	300,000	291,666
1.45%, 03/20/26 (a)	200,000	198,560
2.63%, 08/15/26	400,000	416,808
4.13%, 03/16/27	650,000	723,261
3.00%, 03/22/27 (a)	150,000	158,442
2.10%, 03/22/28 (a)	500,000	499,975
4.33%, 09/21/28	800,000	912,016
3.88%, 02/08/29 (a)	200,000	222,098
4.02%, 12/03/29 (a)	800,000	896,792
3.15%, 03/22/30 (a)	250,000	265,148
1.50%, 09/18/30 (a)	350,000	328,321
1.68%, 10/30/30 (a)	317,000	299,267
7.75%, 12/01/30	52,000	74,489
1.75%, 01/20/31 (a)	500,000	473,715
2.55%, 03/21/31 (a)	1,000,000	1,011,060
2.36%, 03/15/32 (a)	863,000	853,844
4.50%, 08/10/33	650,000	768,027
4.40%, 11/01/34 (a)	630,000	739,015
4.27%, 01/15/36	505,000	596,158
5.25%, 03/16/37	400,000	526,300
4.81%, 03/15/39	350,000	439,796
2.65%, 11/20/40 (a)	500,000	479,645
3.40%, 03/22/41 (a)	750,000	796,972
2.85%, 09/03/41 (a)	250,000	248,518
4.75%, 11/01/41	124,000	155,972
3.85%, 11/01/42 (a)	200,000	224,976
6.55%, 09/15/43	100,000	158,038
4.13%, 08/15/46	200,000	235,946
4.86%, 08/21/46	800,000	1,054,000
5.50%, 03/16/47	100,000	142,678
4.52%, 09/15/48	850,000	1,083,129
5.01%, 04/15/49	100,000	136,409
4.00%, 03/22/50 (a)	150,000	175,172
2.88%, 11/20/50 (a)	500,000	485,930
3.55%, 03/22/51 (a)	1,000,000	1,097,070
5.01%, 08/21/54	100,000	140,440
4.67%, 03/15/55	350,000	468,982
2.99%, 10/30/56 (a)	746,000	723,083
3.00%, 11/20/60 (a)	500,000	483,505
3.70%, 03/22/61 (a)	750,000	830,115
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	150,000	158,391
3.70%, 08/15/24 (a)	250,000	265,615
3.50%, 01/15/25 (a)	330,000	349,750
4.75%, 05/15/25 (a)	200,000	220,444
2.90%, 01/15/27 (a)	150,000	157,170
3.38%, 02/15/28 (a)	250,000	268,112
4.20%, 06/01/29 (a)	150,000	167,358
7.88%, 07/30/30	50,000	69,808
4.95%, 01/15/31 (a)	200,000	237,410
4.20%, 05/19/32 (a)	300,000	340,233
6.88%, 04/30/36	250,000	360,595
4.38%, 03/15/43	250,000	283,592

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 09/01/43 (a)	350,000	477,151
5.25%, 04/01/44 (a)	100,000	126,717
4.90%, 08/15/44 (a)	195,000	237,360
4.60%, 01/15/45 (a)	130,000	157,902
4.95%, 05/19/50 (a)	200,000	253,188
Vodafone Group PLC
3.75%, 01/16/24	200,000	211,844
4.13%, 05/30/25	250,000	272,205
4.38%, 05/30/28	750,000	847,777
7.88%, 02/15/30	150,000	210,605
6.15%, 02/27/37	400,000	544,228
5.00%, 05/30/38	200,000	250,306
4.38%, 02/19/43	350,000	410,637
5.25%, 05/30/48	600,000	782,352
4.88%, 06/19/49	350,000	440,566
4.25%, 09/17/50	250,000	289,362
5.13%, 06/19/59	100,000	131,418
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	206,430
3.38%, 07/08/30 (a)	200,000	199,012
WPP Finance 2010
3.75%, 09/19/24	100,000	106,503
		129,110,771
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	150,000	146,477
3.90%, 04/15/30 (a)	100,000	109,816
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	150,000	154,068
3.60%, 11/28/24 (a)	400,000	424,160
3.40%, 12/06/27 (a)	500,000	533,190
2.13%, 02/09/31 (a)	200,000	194,540
4.50%, 11/28/34 (a)	250,000	288,667
4.00%, 12/06/37 (a)	200,000	218,286
2.70%, 02/09/41 (a)	250,000	234,120
4.20%, 12/06/47 (a)	400,000	454,924
3.15%, 02/09/51 (a)	300,000	287,421
4.40%, 12/06/57 (a)	200,000	235,526
3.25%, 02/09/61 (a)	200,000	192,340
Amazon.com, Inc.
2.40%, 02/22/23 (a)	200,000	204,192
0.25%, 05/12/23	300,000	299,013
0.40%, 06/03/23	250,000	249,235
0.45%, 05/12/24	500,000	494,720
2.80%, 08/22/24 (a)	450,000	470,340
3.80%, 12/05/24 (a)	195,000	209,598
0.80%, 06/03/25 (a)	250,000	246,562
5.20%, 12/03/25 (a)	200,000	228,632
1.00%, 05/12/26 (a)	500,000	494,465
1.20%, 06/03/27 (a)	300,000	294,342
3.15%, 08/22/27 (a)	600,000	646,266
1.65%, 05/12/28 (a)	500,000	497,425
1.50%, 06/03/30 (a)	450,000	434,961
2.10%, 05/12/31 (a)	600,000	604,290
4.80%, 12/05/34 (a)	350,000	447,412
3.88%, 08/22/37 (a)	600,000	707,778
2.88%, 05/12/41 (a)	400,000	415,364
4.95%, 12/05/44 (a)	330,000	452,130
4.05%, 08/22/47 (a)	750,000	925,665
2.50%, 06/03/50 (a)	550,000	530,442
3.10%, 05/12/51 (a)	650,000	704,509
4.25%, 08/22/57 (a)	550,000	716,380
2.70%, 06/03/60 (a)	400,000	392,132
3.25%, 05/12/61 (a)	300,000	331,218
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Honda Finance Corp.
2.05%, 01/10/23	150,000	152,460
1.95%, 05/10/23	200,000	203,496
0.88%, 07/07/23	250,000	250,535
0.65%, 09/08/23	250,000	249,450
2.90%, 02/16/24	290,000	301,394
2.40%, 06/27/24	300,000	309,969
0.75%, 08/09/24	200,000	198,030
2.15%, 09/10/24	250,000	256,860
1.20%, 07/08/25	250,000	248,632
1.00%, 09/10/25	250,000	246,845
2.30%, 09/09/26	300,000	310,236
2.35%, 01/08/27	50,000	51,523
3.50%, 02/15/28	100,000	110,154
2.00%, 03/24/28	250,000	252,187
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	171,842
5.40%, 03/15/49 (a)	100,000	136,426
AutoNation, Inc.
3.50%, 11/15/24 (a)	150,000	158,078
4.75%, 06/01/30 (a)	250,000	290,010
AutoZone, Inc.
2.88%, 01/15/23 (a)	250,000	254,620
3.13%, 07/15/23 (a)	100,000	103,189
3.25%, 04/15/25 (a)	200,000	211,266
3.75%, 04/18/29 (a)	150,000	165,363
4.00%, 04/15/30 (a)	150,000	168,249
1.65%, 01/15/31 (a)	250,000	235,030
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	113,834
1.95%, 10/01/30 (a)	250,000	240,328
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	111,756
3.88%, 08/15/30 (a)	250,000	266,592
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	256,207
3.60%, 06/01/26 (a)	150,000	162,132
4.63%, 04/13/30 (a)	450,000	527,094
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	106,047
2.65%, 07/01/27 (a)	250,000	259,427
4.38%, 03/15/45 (a)	100,000	118,762
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	112,354
2.50%, 04/01/31 (a)	100,000	100,245
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	106,499
3.70%, 01/15/31 (a)	250,000	263,537
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	208,454
3.00%, 05/18/27 (a)	300,000	323,859
1.38%, 06/20/27 (a)	250,000	246,557
1.60%, 04/20/30 (a)	100,000	97,673
1.75%, 04/20/32 (a)	400,000	390,464
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	147,678
1.50%, 09/01/30 (a)	250,000	238,080
4.88%, 10/01/43 (a)	150,000	201,728
2.60%, 09/01/50 (a)	150,000	144,768
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	267,307
2.60%, 10/15/25 (a)	175,000	181,661
1.40%, 10/15/27 (a)	150,000	144,965
Daimler Finance North America LLC
8.50%, 01/18/31	350,000	524,863

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	216,608
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	102,705
3.88%, 04/15/27 (a)	200,000	220,486
4.13%, 05/01/28 (a)	100,000	112,497
3.50%, 04/03/30 (a)	200,000	217,196
4.13%, 04/03/50 (a)	100,000	118,343
Dollar Tree, Inc.
3.70%, 05/15/23	100,000	104,242
4.00%, 05/15/25 (a)	300,000	323,553
4.20%, 05/15/28 (a)	250,000	280,145
eBay, Inc.
2.75%, 01/30/23 (a)	200,000	204,322
3.45%, 08/01/24 (a)	200,000	210,596
1.90%, 03/11/25 (a)	250,000	253,515
1.40%, 05/10/26 (a)	200,000	197,234
3.60%, 06/05/27 (a)	150,000	162,773
2.70%, 03/11/30 (a)	100,000	102,583
2.60%, 05/10/31 (a)	150,000	152,144
4.00%, 07/15/42 (a)	150,000	171,332
3.65%, 05/10/51 (a)	200,000	220,744
Expedia Group, Inc.
3.60%, 12/15/23 (a)	200,000	208,994
4.50%, 08/15/24 (a)	150,000	160,844
5.00%, 02/15/26 (a)	200,000	223,708
4.63%, 08/01/27 (a)	200,000	223,406
3.80%, 02/15/28 (a)	200,000	213,912
3.25%, 02/15/30 (a)	200,000	206,226
2.95%, 03/15/31 (a)	100,000	100,886
General Motors Co.
4.88%, 10/02/23	462,000	491,744
5.40%, 10/02/23	250,000	269,262
6.13%, 10/01/25 (a)	450,000	518,985
4.20%, 10/01/27 (a)	300,000	327,720
6.80%, 10/01/27 (a)	300,000	367,713
5.00%, 10/01/28 (a)	250,000	286,877
5.00%, 04/01/35	100,000	118,851
6.60%, 04/01/36 (a)	300,000	406,125
5.15%, 04/01/38 (a)	250,000	301,535
6.25%, 10/02/43	350,000	478,359
5.20%, 04/01/45	250,000	310,090
6.75%, 04/01/46 (a)	100,000	145,153
5.40%, 04/01/48 (a)	75,000	96,365
5.95%, 04/01/49 (a)	200,000	275,484
General Motors Financial Co., Inc.
3.25%, 01/05/23 (a)	250,000	256,027
3.70%, 05/09/23 (a)	312,000	322,727
4.25%, 05/15/23	150,000	156,813
4.15%, 06/19/23 (a)	250,000	261,185
1.70%, 08/18/23	350,000	353,566
5.10%, 01/17/24 (a)	200,000	215,230
1.05%, 03/08/24	250,000	248,702
3.95%, 04/13/24 (a)	150,000	158,196
1.20%, 10/15/24	150,000	149,106
3.50%, 11/07/24 (a)	150,000	158,010
4.00%, 01/15/25 (a)	100,000	106,483
2.90%, 02/26/25 (a)	200,000	207,286
4.35%, 04/09/25 (a)	150,000	162,314
2.75%, 06/20/25 (a)	250,000	258,525
4.30%, 07/13/25 (a)	200,000	216,256
1.25%, 01/08/26 (a)	200,000	195,332
5.25%, 03/01/26 (a)	450,000	506,547
1.50%, 06/10/26 (a)	250,000	245,733
4.35%, 01/17/27 (a)	200,000	219,418
2.70%, 08/20/27 (a)	200,000	203,692
3.85%, 01/05/28 (a)	150,000	162,519
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 10/15/28 (a)	250,000	247,957
5.65%, 01/17/29 (a)	100,000	119,161
3.60%, 06/21/30 (a)	400,000	425,568
2.35%, 01/08/31 (a)	200,000	193,848
2.70%, 06/10/31 (a)	200,000	198,392
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	116,901
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	266,622
5.25%, 06/01/25 (a)	100,000	110,366
5.38%, 04/15/26 (a)	150,000	166,434
5.75%, 06/01/28 (a)	100,000	115,619
5.30%, 01/15/29 (a)	100,000	114,170
4.00%, 01/15/30 (a)	100,000	105,600
4.00%, 01/15/31 (a)	400,000	423,296
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	105,997
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	81,221
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	205,864
5.38%, 04/23/25 (a)	100,000	110,865
4.38%, 09/15/28 (a)	150,000	162,783
5.75%, 04/23/30 (a)	150,000	180,647
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	210,038
4.13%, 01/14/50 (a)	200,000	217,284
Kohl's Corp.
3.38%, 05/01/31 (a)	100,000	102,808
5.55%, 07/17/45 (a)	100,000	120,471
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	250,000	255,002
2.90%, 06/25/25 (a)	400,000	403,992
3.50%, 08/18/26 (a)	150,000	152,963
3.90%, 08/08/29 (a)	150,000	152,160
Lear Corp.
3.80%, 09/15/27 (a)	50,000	54,736
4.25%, 05/15/29 (a)	50,000	55,830
3.50%, 05/30/30 (a)	150,000	160,154
5.25%, 05/15/49 (a)	150,000	189,827
Lennar Corp.
4.75%, 11/15/22 (a)	350,000	359,457
4.75%, 05/30/25 (a)	350,000	384,755
4.75%, 11/29/27 (a)	250,000	283,950
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	104,749
3.13%, 09/15/24 (a)	100,000	105,305
3.38%, 09/15/25 (a)	474,000	507,204
2.50%, 04/15/26 (a)	200,000	208,174
3.10%, 05/03/27 (a)	250,000	266,600
1.30%, 04/15/28 (a)	250,000	239,780
3.65%, 04/05/29 (a)	400,000	441,052
4.50%, 04/15/30 (a)	200,000	232,576
1.70%, 10/15/30 (a)	250,000	237,738
2.63%, 04/01/31 (a)	250,000	255,800
5.00%, 04/15/40 (a)	100,000	127,272
2.80%, 09/15/41 (a)	200,000	197,144
4.65%, 04/15/42 (a)	195,000	241,878
4.38%, 09/15/45 (a)	100,000	122,328
3.70%, 04/15/46 (a)	150,000	167,370
4.05%, 05/03/47 (a)	250,000	293,530
4.55%, 04/05/49 (a)	300,000	384,099
5.13%, 04/15/50 (a)	250,000	346,450
3.00%, 10/15/50 (a)	250,000	252,190
3.50%, 04/01/51 (a)	150,000	165,060

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	212,408
2.45%, 06/15/30 (a)	200,000	203,738
Marriott International, Inc.
3.75%, 03/15/25 (a)	330,000	349,902
5.75%, 05/01/25 (a)	300,000	338,814
3.13%, 06/15/26 (a)	150,000	157,596
4.00%, 04/15/28 (a)	100,000	108,894
4.63%, 06/15/30 (a)	200,000	225,490
3.50%, 10/15/32 (a)	350,000	367,878
McDonald's Corp.
3.35%, 04/01/23 (a)	150,000	154,916
3.38%, 05/26/25 (a)	150,000	159,693
3.30%, 07/01/25 (a)	100,000	106,553
1.45%, 09/01/25 (a)	150,000	150,690
3.70%, 01/30/26 (a)	430,000	464,985
3.50%, 03/01/27 (a)	200,000	216,600
3.50%, 07/01/27 (a)	200,000	216,452
3.80%, 04/01/28 (a)	350,000	386,442
2.63%, 09/01/29 (a)	100,000	103,251
2.13%, 03/01/30 (a)	250,000	250,140
3.60%, 07/01/30 (a)	150,000	166,106
4.70%, 12/09/35 (a)	250,000	307,750
6.30%, 03/01/38	250,000	359,627
5.70%, 02/01/39	150,000	205,379
4.88%, 07/15/40	100,000	127,054
3.70%, 02/15/42	200,000	223,610
4.60%, 05/26/45 (a)	100,000	125,301
4.88%, 12/09/45 (a)	420,000	545,614
4.45%, 03/01/47 (a)	100,000	124,158
4.45%, 09/01/48 (a)	250,000	311,282
3.63%, 09/01/49 (a)	300,000	335,364
4.20%, 04/01/50 (a)	100,000	122,078
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	144,783
6.00%, 01/15/43 (a)	150,000	188,831
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	101,985
2.40%, 03/27/25 (a)	150,000	155,879
2.38%, 11/01/26 (a)	100,000	104,682
2.75%, 03/27/27 (a)	350,000	370,888
2.85%, 03/27/30 (a)	350,000	372,309
3.25%, 03/27/40 (a)	300,000	329,052
3.38%, 11/01/46 (a)	350,000	397,334
3.38%, 03/27/50 (a)	200,000	229,706
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	208,490
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	163,686
4.35%, 06/01/28 (a)	200,000	227,660
4.20%, 04/01/30 (a)	100,000	113,654
1.75%, 03/15/31 (a)	250,000	238,270
PACCAR Financial Corp.
2.65%, 04/06/23	150,000	154,122
0.35%, 08/11/23	150,000	149,081
0.35%, 02/02/24	100,000	98,922
0.50%, 08/09/24	250,000	246,642
1.80%, 02/06/25	200,000	204,106
PulteGroup, Inc.
5.50%, 03/01/26 (a)	250,000	285,292
7.88%, 06/15/32	200,000	287,536
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	274,945
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	156,734
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	242,990
Sands China Ltd.
5.13%, 08/08/25 (a)	400,000	422,092
5.40%, 08/08/28 (a)	650,000	702,299
4.38%, 06/18/30 (a)	200,000	206,416
Starbucks Corp.
3.10%, 03/01/23 (a)	100,000	102,808
3.85%, 10/01/23 (a)	245,000	256,718
3.80%, 08/15/25 (a)	300,000	324,213
2.45%, 06/15/26 (a)	250,000	260,255
2.00%, 03/12/27 (a)	200,000	201,784
4.00%, 11/15/28 (a)	150,000	168,903
3.55%, 08/15/29 (a)	200,000	219,566
2.25%, 03/12/30 (a)	100,000	100,144
2.55%, 11/15/30 (a)	195,000	198,906
3.75%, 12/01/47 (a)	250,000	278,660
4.50%, 11/15/48 (a)	300,000	376,467
4.45%, 08/15/49 (a)	150,000	186,779
3.35%, 03/12/50 (a)	100,000	105,769
3.50%, 11/15/50 (a)	200,000	217,570
Stellantis N.V.
5.25%, 04/15/23	250,000	264,062
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	163,173
4.13%, 07/15/27 (a)	100,000	109,468
Target Corp.
3.50%, 07/01/24	263,000	279,666
2.25%, 04/15/25 (a)	300,000	309,489
2.50%, 04/15/26	200,000	209,984
3.38%, 04/15/29 (a)	150,000	164,688
2.35%, 02/15/30 (a)	250,000	257,437
2.65%, 09/15/30 (a)	350,000	369,754
4.00%, 07/01/42	75,000	93,051
3.90%, 11/15/47 (a)	400,000	503,456
The Ford Foundation
2.42%, 06/01/50 (a)	100,000	98,176
The Home Depot, Inc.
2.70%, 04/01/23 (a)	150,000	153,501
3.75%, 02/15/24 (a)	195,000	205,986
3.35%, 09/15/25 (a)	400,000	428,908
3.00%, 04/01/26 (a)	150,000	159,761
2.13%, 09/15/26 (a)	200,000	206,478
2.50%, 04/15/27 (a)	200,000	209,356
2.80%, 09/14/27 (a)	150,000	159,036
3.90%, 12/06/28 (a)	300,000	339,861
2.95%, 06/15/29 (a)	350,000	373,415
2.70%, 04/15/30 (a)	200,000	209,860
1.38%, 03/15/31 (a)	250,000	235,383
1.88%, 09/15/31 (a)	250,000	245,180
5.88%, 12/16/36	755,000	1,072,591
3.30%, 04/15/40 (a)	450,000	489,046
5.40%, 09/15/40 (a)	100,000	137,360
4.20%, 04/01/43 (a)	230,000	279,698
4.88%, 02/15/44 (a)	195,000	260,822
4.40%, 03/15/45 (a)	150,000	189,600
4.25%, 04/01/46 (a)	350,000	438,098
3.90%, 06/15/47 (a)	300,000	360,543
4.50%, 12/06/48 (a)	350,000	459,053
3.13%, 12/15/49 (a)	200,000	214,638
3.35%, 04/15/50 (a)	400,000	445,860
2.38%, 03/15/51 (a)	250,000	233,303
2.75%, 09/15/51 (a)	250,000	252,550
3.50%, 09/15/56 (a)	150,000	171,881
The Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	253,670

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	250,000	255,552
2.25%, 09/15/26 (a)	200,000	206,710
1.15%, 05/15/28 (a)	150,000	144,327
3.88%, 04/15/30 (a)	250,000	284,540
1.60%, 05/15/31 (a)	100,000	96,300
Toyota Motor Corp.
3.42%, 07/20/23	200,000	209,002
0.68%, 03/25/24 (a)	250,000	248,027
2.36%, 07/02/24	100,000	103,361
1.34%, 03/25/26 (a)	200,000	198,802
3.67%, 07/20/28	150,000	167,007
Toyota Motor Credit Corp.
2.63%, 01/10/23	100,000	102,282
2.90%, 03/30/23	450,000	463,635
0.40%, 04/06/23	250,000	249,392
0.50%, 08/14/23	450,000	448,569
1.35%, 08/25/23	200,000	202,114
3.45%, 09/20/23	100,000	104,851
3.35%, 01/08/24	150,000	157,655
0.45%, 01/11/24	250,000	247,642
2.90%, 04/17/24	200,000	208,794
0.50%, 06/18/24	100,000	98,655
0.63%, 09/13/24	200,000	197,532
2.00%, 10/07/24	100,000	102,431
1.80%, 02/13/25	400,000	407,168
3.00%, 04/01/25	300,000	316,722
0.80%, 10/16/25	250,000	244,438
0.80%, 01/09/26	150,000	146,367
1.13%, 06/18/26	250,000	246,028
3.20%, 01/11/27	150,000	161,361
1.15%, 08/13/27	450,000	436,288
3.65%, 01/08/29	150,000	167,993
2.15%, 02/13/30	100,000	101,160
3.38%, 04/01/30	200,000	220,854
1.90%, 09/12/31	300,000	295,614
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	118,875
VF Corp.
2.40%, 04/23/25 (a)	250,000	257,847
2.95%, 04/23/30 (a)	200,000	208,672
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	430,000	456,776
3.45%, 06/01/26 (a)	300,000	319,086
3.20%, 04/15/30 (a)	150,000	158,409
4.80%, 11/18/44 (a)	250,000	303,152
4.10%, 04/15/50 (a)	150,000	170,322
Walmart, Inc.
2.35%, 12/15/22 (a)	250,000	254,645
2.55%, 04/11/23 (a)	500,000	511,010
3.40%, 06/26/23 (a)	400,000	416,736
3.30%, 04/22/24 (a)	250,000	262,770
2.85%, 07/08/24 (a)	250,000	262,300
2.65%, 12/15/24 (a)	200,000	210,082
3.55%, 06/26/25 (a)	250,000	271,072
3.05%, 07/08/26 (a)	200,000	214,798
1.05%, 09/17/26 (a)	200,000	197,814
3.70%, 06/26/28 (a)	300,000	336,657
1.50%, 09/22/28 (a)	200,000	198,272
3.25%, 07/08/29 (a)	300,000	331,920
2.38%, 09/24/29 (a)	100,000	104,619
1.80%, 09/22/31 (a)	250,000	247,262
5.25%, 09/01/35	450,000	613,440
6.50%, 08/15/37	150,000	231,495
6.20%, 04/15/38	100,000	152,723
3.95%, 06/28/38 (a)	250,000	301,510
5.63%, 04/01/40	100,000	145,457
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 10/25/40	150,000	205,524
5.63%, 04/15/41	200,000	296,214
4.30%, 04/22/44 (a)	100,000	129,517
3.63%, 12/15/47 (a)	150,000	180,891
4.05%, 06/29/48 (a)	350,000	451,626
2.95%, 09/24/49 (a)	150,000	164,090
2.65%, 09/22/51 (a)	250,000	258,697
		94,785,270
Consumer Non-Cyclical 4.0%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	209,690
2.95%, 03/15/25 (a)	350,000	369,446
3.75%, 11/30/26 (a)	400,000	441,112
1.15%, 01/30/28 (a)	250,000	242,775
1.40%, 06/30/30 (a)	200,000	192,892
4.75%, 11/30/36 (a)	350,000	449,690
5.30%, 05/27/40	100,000	139,034
4.75%, 04/15/43 (a)	150,000	198,278
4.90%, 11/30/46 (a)	726,000	1,013,808
AbbVie, Inc.
2.85%, 05/14/23 (a)	300,000	307,569
3.75%, 11/14/23 (a)	300,000	315,342
3.85%, 06/15/24 (a)	300,000	317,985
2.60%, 11/21/24 (a)	775,000	802,202
3.80%, 03/15/25 (a)	750,000	802,402
3.60%, 05/14/25 (a)	800,000	852,656
3.20%, 05/14/26 (a)	350,000	370,524
2.95%, 11/21/26 (a)	850,000	893,095
4.25%, 11/14/28 (a)	300,000	338,076
3.20%, 11/21/29 (a)	1,150,000	1,223,887
4.55%, 03/15/35 (a)	350,000	418,603
4.50%, 05/14/35 (a)	400,000	475,120
4.30%, 05/14/36 (a)	450,000	525,393
4.05%, 11/21/39 (a)	850,000	974,397
4.63%, 10/01/42 (a)	100,000	121,394
4.40%, 11/06/42	450,000	540,486
4.85%, 06/15/44 (a)	150,000	190,316
4.75%, 03/15/45 (a)	111,000	139,813
4.70%, 05/14/45 (a)	700,000	873,719
4.45%, 05/14/46 (a)	400,000	486,792
4.88%, 11/14/48 (a)	300,000	390,777
4.25%, 11/21/49 (a)	1,200,000	1,447,332
Adventist Health System
3.63%, 03/01/49 (a)	100,000	112,629
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	56,275
4.27%, 08/15/48 (a)	150,000	193,980
3.39%, 10/15/49 (a)	100,000	115,390
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	150,000	156,284
2.75%, 09/15/29 (a)	150,000	155,639
2.10%, 06/04/30 (a)	150,000	147,063
2.30%, 03/12/31 (a)	200,000	198,262
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	98,625
AHS Hospital Corp.
5.02%, 07/01/45	150,000	209,721
2.78%, 07/01/51 (a)	150,000	153,221
Allina Health System
3.89%, 04/15/49	100,000	121,292
Altria Group, Inc.
4.00%, 01/31/24	200,000	212,188
3.80%, 02/14/24 (a)	150,000	158,448
2.35%, 05/06/25 (a)	170,000	174,763
4.40%, 02/14/26 (a)	350,000	385,507

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 09/16/26 (a)	100,000	103,517
4.80%, 02/14/29 (a)	450,000	510,318
3.40%, 05/06/30 (a)	200,000	207,506
2.45%, 02/04/32 (a)	200,000	189,178
5.80%, 02/14/39 (a)	300,000	364,623
3.40%, 02/04/41 (a)	300,000	280,026
4.25%, 08/09/42	200,000	204,628
4.50%, 05/02/43	100,000	106,082
5.38%, 01/31/44	445,000	520,850
3.88%, 09/16/46 (a)	200,000	196,728
5.95%, 02/14/49 (a)	500,000	634,975
4.45%, 05/06/50 (a)	200,000	211,640
3.70%, 02/04/51 (a)	250,000	236,783
4.00%, 02/04/61 (a)	200,000	192,692
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	300,000	300,015
3.40%, 05/15/24 (a)	200,000	209,808
3.25%, 03/01/25 (a)	100,000	105,512
3.45%, 12/15/27 (a)	100,000	107,558
2.80%, 05/15/30 (a)	150,000	154,883
2.70%, 03/15/31 (a)	200,000	202,348
4.25%, 03/01/45 (a)	100,000	116,786
4.30%, 12/15/47 (a)	100,000	118,294
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	204,512
3.63%, 05/22/24 (a)	250,000	263,980
1.90%, 02/21/25 (a)	100,000	101,692
3.13%, 05/01/25 (a)	250,000	263,337
2.60%, 08/19/26 (a)	330,000	342,771
2.20%, 02/21/27 (a)	300,000	303,990
3.20%, 11/02/27 (a)	150,000	159,668
1.65%, 08/15/28 (a)	300,000	291,459
2.45%, 02/21/30 (a)	200,000	202,128
2.30%, 02/25/31 (a)	225,000	223,511
2.00%, 01/15/32 (a)	300,000	288,432
3.15%, 02/21/40 (a)	400,000	409,688
2.80%, 08/15/41 (a)	200,000	194,808
4.95%, 10/01/41	300,000	378,900
5.15%, 11/15/41 (a)	200,000	258,034
4.40%, 05/01/45 (a)	600,000	720,990
4.56%, 06/15/48 (a)	300,000	375,234
3.38%, 02/21/50 (a)	400,000	418,860
4.66%, 06/15/51 (a)	725,000	931,900
3.00%, 01/15/52 (a)	300,000	293,709
2.77%, 09/01/53 (a)	269,000	254,662
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	750,000	808,545
4.70%, 02/01/36 (a)	1,055,000	1,270,610
4.90%, 02/01/46 (a)	2,000,000	2,540,500
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	350,000	377,275
4.70%, 02/01/36 (a)	150,000	181,103
4.00%, 01/17/43	100,000	111,802
4.63%, 02/01/44	400,000	484,864
4.90%, 02/01/46 (a)	200,000	252,774
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	503,019
4.75%, 01/23/29 (a)	950,000	1,108,327
3.50%, 06/01/30 (a)	400,000	437,640
4.90%, 01/23/31 (a)	250,000	301,212
4.38%, 04/15/38 (a)	250,000	291,905
8.20%, 01/15/39	250,000	410,907
5.45%, 01/23/39 (a)	300,000	393,363
8.00%, 11/15/39	150,000	247,041
4.35%, 06/01/40 (a)	250,000	294,672
4.95%, 01/15/42	200,000	251,168
3.75%, 07/15/42	100,000	109,515
4.60%, 04/15/48 (a)	600,000	734,130
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.44%, 10/06/48 (a)	400,000	482,904
5.55%, 01/23/49 (a)	800,000	1,110,832
4.50%, 06/01/50 (a)	400,000	496,140
4.75%, 04/15/58 (a)	300,000	381,309
5.80%, 01/23/59 (a)	300,000	441,852
4.60%, 06/01/60 (a)	400,000	499,048
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	208,956
3.25%, 03/27/30 (a)	200,000	218,362
5.38%, 09/15/35	100,000	134,683
4.54%, 03/26/42	100,000	129,825
3.75%, 09/15/47 (a)	200,000	241,322
4.50%, 03/15/49 (a)	100,000	134,202
2.70%, 09/15/51 (a)	100,000	101,348
Ascension Health
3.11%, 11/15/39 (a)	100,000	108,860
3.95%, 11/15/46	250,000	316,370
4.85%, 11/15/53 (d)	200,000	298,388
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	400,000	396,308
1.20%, 05/28/26 (a)	250,000	246,645
1.75%, 05/28/28 (a)	250,000	248,285
2.25%, 05/28/31 (a)	250,000	252,887
AstraZeneca PLC
3.50%, 08/17/23 (a)	250,000	261,232
3.38%, 11/16/25	450,000	483,151
0.70%, 04/08/26 (a)	300,000	289,731
3.13%, 06/12/27 (a)	250,000	267,720
4.00%, 01/17/29 (a)	250,000	282,807
1.38%, 08/06/30 (a)	250,000	235,710
6.45%, 09/15/37	430,000	638,322
4.00%, 09/18/42	250,000	300,942
4.38%, 11/16/45	100,000	129,060
4.38%, 08/17/48 (a)	150,000	195,740
2.13%, 08/06/50 (a)	250,000	223,783
3.00%, 05/28/51 (a)	200,000	212,550
Banner Health
2.34%, 01/01/30 (a)	150,000	153,338
1.90%, 01/01/31 (a)	100,000	98,824
3.18%, 01/01/50 (a)	150,000	165,971
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	200,000	222,478
BAT Capital Corp.
3.22%, 08/15/24 (a)	400,000	416,968
2.79%, 09/06/24 (a)	150,000	155,027
3.22%, 09/06/26 (a)	200,000	208,816
4.70%, 04/02/27 (a)	150,000	165,582
3.56%, 08/15/27 (a)	800,000	839,128
2.26%, 03/25/28 (a)	350,000	342,251
3.46%, 09/06/29 (a)	100,000	103,563
4.91%, 04/02/30 (a)	225,000	254,189
2.73%, 03/25/31 (a)	250,000	242,095
4.39%, 08/15/37 (a)	250,000	265,855
3.73%, 09/25/40 (a)	350,000	339,510
4.54%, 08/15/47 (a)	500,000	524,940
4.76%, 09/06/49 (a)	150,000	161,537
5.28%, 04/02/50 (a)	100,000	116,109
3.98%, 09/25/50 (a)	350,000	343,413
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	343,959
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	162,189
5.25%, 06/23/45 (a)	99,000	133,567

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	133,885
3.95%, 04/01/30 (a)	125,000	139,791
1.73%, 04/01/31 (a)	150,000	143,463
3.50%, 08/15/46 (a)	85,000	93,665
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	124,256
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	97,546
4.19%, 11/15/45 (a)	100,000	127,291
2.84%, 11/15/50 (a)	200,000	207,028
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	191,000	200,340
3.73%, 12/15/24 (a)	252,000	268,879
3.70%, 06/06/27 (a)	298,000	323,270
2.82%, 05/20/30 (a)	200,000	206,876
1.96%, 02/11/31 (a)	200,000	192,442
4.69%, 12/15/44 (a)	250,000	314,560
4.67%, 06/06/47 (a)	200,000	254,406
3.79%, 05/20/50 (a)	200,000	228,630
Biogen, Inc.
4.05%, 09/15/25 (a)	500,000	544,120
2.25%, 05/01/30 (a)	300,000	295,002
3.15%, 05/01/50 (a)	300,000	294,771
3.25%, 02/15/51 (a)	392,000	391,467
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	99,046
3.21%, 06/01/50 (a)	100,000	108,564
Boston Scientific Corp.
3.85%, 05/15/25	275,000	296,235
1.90%, 06/01/25 (a)	200,000	202,674
3.75%, 03/01/26 (a)	250,000	269,615
4.00%, 03/01/28 (a)	150,000	170,142
4.00%, 03/01/29 (a)	300,000	335,472
4.55%, 03/01/39 (a)	150,000	180,425
4.70%, 03/01/49 (a)	300,000	387,762
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (a)	200,000	204,832
3.25%, 02/20/23 (a)	144,000	148,360
0.54%, 11/13/23 (a)	500,000	498,225
2.90%, 07/26/24 (a)	500,000	523,120
3.88%, 08/15/25 (a)	400,000	433,944
0.75%, 11/13/25 (a)	250,000	243,980
3.20%, 06/15/26 (a)	450,000	483,525
3.25%, 02/27/27	150,000	162,518
1.13%, 11/13/27 (a)	250,000	242,310
3.45%, 11/15/27 (a)	250,000	272,220
3.90%, 02/20/28 (a)	300,000	335,811
3.40%, 07/26/29 (a)	800,000	876,480
1.45%, 11/13/30 (a)	150,000	142,904
4.13%, 06/15/39 (a)	400,000	475,708
2.35%, 11/13/40 (a)	300,000	284,163
3.25%, 08/01/42	200,000	219,842
4.63%, 05/15/44 (a)	150,000	192,041
5.00%, 08/15/45 (a)	450,000	608,310
4.35%, 11/15/47 (a)	350,000	439,904
4.55%, 02/20/48 (a)	150,000	194,015
4.25%, 10/26/49 (a)	600,000	750,804
2.55%, 11/13/50 (a)	300,000	286,845
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	176,576
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	98,778
2.40%, 08/18/31 (a)	150,000	145,089
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	200,224
3.25%, 08/15/26 (a)	150,000	159,153
3.75%, 09/25/27 (a)	250,000	272,295
2.75%, 05/14/31 (a)	150,000	151,556
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	155,099
3.95%, 03/15/25 (a)	100,000	107,489
3.30%, 03/19/25 (a)	150,000	158,993
4.15%, 03/15/28 (a)	250,000	278,467
4.80%, 03/15/48 (a)	100,000	127,188
3.13%, 04/24/50 (a)	200,000	200,190
Cardinal Health, Inc.
3.20%, 03/15/23	150,000	154,272
3.08%, 06/15/24 (a)	200,000	208,118
3.75%, 09/15/25 (a)	130,000	140,189
3.41%, 06/15/27 (a)	250,000	268,462
4.50%, 11/15/44 (a)	100,000	115,362
4.90%, 09/15/45 (a)	180,000	219,584
4.37%, 06/15/47 (a)	100,000	114,203
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	150,000	162,062
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	145,674
Children's Hospital
2.93%, 07/15/50 (a)	100,000	103,462
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	127,441
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	106,554
3.95%, 08/01/47 (a)	100,000	121,053
Cigna Corp.
3.05%, 11/30/22 (a)	200,000	204,536
3.00%, 07/15/23 (a)	150,000	154,713
3.75%, 07/15/23 (a)	271,000	282,875
3.50%, 06/15/24 (a)	145,000	152,746
3.25%, 04/15/25 (a)	200,000	210,938
4.13%, 11/15/25 (a)	450,000	491,530
4.50%, 02/25/26 (a)	194,000	214,936
1.25%, 03/15/26 (a)	200,000	196,944
3.40%, 03/01/27 (a)	142,000	152,191
3.05%, 10/15/27 (a)	145,000	154,096
4.38%, 10/15/28 (a)	760,000	862,828
2.40%, 03/15/30 (a)	400,000	400,716
2.38%, 03/15/31 (a)	250,000	250,610
4.80%, 08/15/38 (a)	380,000	466,788
3.20%, 03/15/40 (a)	250,000	257,882
6.13%, 11/15/41	100,000	144,938
4.80%, 07/15/46 (a)	320,000	406,259
3.88%, 10/15/47 (a)	145,000	162,771
4.90%, 12/15/48 (a)	700,000	909,258
3.40%, 03/15/50 (a)	250,000	261,757
3.40%, 03/15/51 (a)	300,000	318,246
City of Hope
5.62%, 11/15/43	100,000	144,516
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	108,326
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	206,856
1.85%, 09/01/32 (a)	250,000	237,153
5.25%, 11/26/43	150,000	199,598
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	101,839
1.95%, 02/01/23	100,000	101,645
2.10%, 05/01/23	150,000	153,140
3.25%, 03/15/24	100,000	105,713

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 08/15/45	100,000	128,386
3.70%, 08/01/47 (a)	100,000	125,009
CommonSpirit Health
2.95%, 11/01/22	100,000	101,941
2.76%, 10/01/24 (a)	100,000	103,673
1.55%, 10/01/25 (a)	325,000	323,407
3.35%, 10/01/29 (a)	150,000	160,109
4.35%, 11/01/42	150,000	173,880
3.82%, 10/01/49 (a)	150,000	176,900
4.19%, 10/01/49 (a)	250,000	298,802
3.91%, 10/01/50 (a)	100,000	115,239
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	155,459
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	104,000	106,192
0.50%, 08/11/23 (a)	150,000	149,127
4.30%, 05/01/24 (a)	200,000	213,882
4.60%, 11/01/25 (a)	150,000	166,310
1.38%, 11/01/27 (a)	250,000	239,690
4.85%, 11/01/28 (a)	250,000	290,300
5.30%, 11/01/38 (a)	250,000	317,635
5.40%, 11/01/48 (a)	250,000	340,850
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	400,000	410,612
4.75%, 11/15/24	150,000	164,756
4.40%, 11/15/25 (a)	100,000	110,275
4.75%, 12/01/25	100,000	112,053
3.70%, 12/06/26 (a)	250,000	271,097
3.50%, 05/09/27 (a)	100,000	107,937
3.15%, 08/01/29 (a)	50,000	52,878
2.88%, 05/01/30 (a)	400,000	410,196
4.50%, 05/09/47 (a)	150,000	182,859
5.25%, 11/15/48 (a)	150,000	201,336
3.75%, 05/01/50 (a)	200,000	222,410
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	111,201
CVS Health Corp.
2.75%, 12/01/22 (a)	250,000	253,952
3.70%, 03/09/23 (a)	550,000	569,178
3.38%, 08/12/24 (a)	230,000	242,112
2.63%, 08/15/24 (a)	150,000	155,247
4.10%, 03/25/25 (a)	300,000	324,528
3.88%, 07/20/25 (a)	500,000	539,155
2.88%, 06/01/26 (a)	200,000	209,690
3.00%, 08/15/26 (a)	200,000	211,102
3.63%, 04/01/27 (a)	150,000	162,386
1.30%, 08/21/27 (a)	400,000	385,096
4.30%, 03/25/28 (a)	1,445,000	1,627,099
3.25%, 08/15/29 (a)	300,000	319,371
3.75%, 04/01/30 (a)	300,000	329,808
1.75%, 08/21/30 (a)	400,000	381,164
1.88%, 02/28/31 (a)	250,000	239,538
4.88%, 07/20/35 (a)	200,000	244,784
4.78%, 03/25/38 (a)	1,000,000	1,223,040
4.13%, 04/01/40 (a)	300,000	344,841
2.70%, 08/21/40 (a)	200,000	191,706
5.30%, 12/05/43 (a)	250,000	332,462
5.13%, 07/20/45 (a)	600,000	789,084
5.05%, 03/25/48 (a)	1,700,000	2,251,310
4.25%, 04/01/50 (a)	200,000	243,964
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	53,774
4.38%, 09/15/45 (a)	100,000	127,547
2.60%, 10/01/50 (a)	250,000	244,817
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	264,485
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	101,361
2.20%, 11/15/24 (a)	100,000	102,759
2.60%, 11/15/29 (a)	100,000	103,790
3.25%, 11/15/39 (a)	250,000	269,007
3.40%, 11/15/49 (a)	250,000	278,865
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	51,096
3.50%, 09/18/23 (a)	200,000	209,240
2.13%, 10/24/24 (a)	200,000	205,380
1.38%, 09/29/25 (a)	400,000	400,172
3.88%, 05/18/28 (a)	200,000	226,300
2.38%, 10/24/29 (a)	200,000	205,472
2.00%, 04/29/30 (a)	250,000	248,667
2.13%, 04/29/32 (a)	200,000	199,834
3.88%, 04/29/43 (a)	100,000	118,639
Diageo Investment Corp.
4.25%, 05/11/42	150,000	185,516
Dignity Health
4.50%, 11/01/42	50,000	60,481
5.27%, 11/01/64	100,000	143,430
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	245,008
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	113,119
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	105,038
3.10%, 05/15/27 (a)	100,000	107,470
3.38%, 03/15/29 (a)	200,000	219,906
3.70%, 03/01/45 (a)	100,000	117,714
3.95%, 05/15/47 (a)	50,000	62,743
3.95%, 03/15/49 (a)	200,000	250,928
2.25%, 05/15/50 (a)	200,000	186,604
4.15%, 03/15/59 (a)	200,000	263,154
2.50%, 09/15/60 (a)	250,000	237,523
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	99,173
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	239,640
3.50%, 01/16/50 (a)	500,000	533,855
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	150,000	177,495
General Mills, Inc.
3.70%, 10/17/23 (a)	200,000	209,902
4.00%, 04/17/25 (a)	300,000	324,156
4.20%, 04/17/28 (a)	375,000	423,075
2.88%, 04/15/30 (a)	150,000	157,355
5.40%, 06/15/40	150,000	201,353
3.00%, 02/01/51 (a)(c)	300,000	308,154
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	200,000	205,344
0.75%, 09/29/23 (a)	375,000	373,999
3.50%, 02/01/25 (a)	500,000	530,135
3.65%, 03/01/26 (a)	450,000	485,064
2.95%, 03/01/27 (a)	200,000	210,868
1.20%, 10/01/27 (a)	150,000	144,051
1.65%, 10/01/30 (a)	200,000	191,072
4.60%, 09/01/35 (a)	500,000	604,915
4.00%, 09/01/36 (a)	100,000	114,891
2.60%, 10/01/40 (a)	100,000	95,843
5.65%, 12/01/41 (a)	524,000	722,020
4.80%, 04/01/44 (a)	300,000	379,551
4.50%, 02/01/45 (a)	350,000	431,473
4.75%, 03/01/46 (a)	470,000	597,036
4.15%, 03/01/47 (a)	300,000	355,794
2.80%, 10/01/50 (a)	250,000	243,380

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	250,000	249,047
3.00%, 06/01/24 (a)	200,000	209,200
3.38%, 06/01/29 (a)	200,000	218,942
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	250,000	256,665
3.38%, 05/15/23	200,000	207,830
3.63%, 05/15/25	300,000	323,607
3.88%, 05/15/28	400,000	449,868
6.38%, 05/15/38	563,000	837,175
4.20%, 03/18/43	100,000	123,141
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	250,320
2.88%, 09/01/50 (a)	100,000	103,447
4.50%, 07/01/57 (a)	50,000	68,720
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	80,200
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	104,535
3.55%, 11/19/26 (a)	150,000	161,273
3.90%, 11/19/29 (a)	100,000	110,128
6.35%, 03/15/40	50,000	69,993
5.10%, 05/15/44 (a)	150,000	184,356
HCA, Inc.
4.75%, 05/01/23	250,000	263,067
5.00%, 03/15/24	600,000	647,442
5.25%, 04/15/25	300,000	333,633
5.25%, 06/15/26 (a)	350,000	393,883
4.50%, 02/15/27 (a)	200,000	220,302
4.13%, 06/15/29 (a)	350,000	385,546
2.38%, 07/15/31 (a)	200,000	195,428
5.13%, 06/15/39 (a)	250,000	308,095
5.50%, 06/15/47 (a)	450,000	592,830
5.25%, 06/15/49 (a)	350,000	451,584
3.50%, 07/15/51 (a)	200,000	204,600
Hormel Foods Corp.
0.65%, 06/03/24 (a)	250,000	248,157
1.70%, 06/03/28 (a)	150,000	148,998
3.05%, 06/03/51 (a)	250,000	268,587
Illumina, Inc.
2.55%, 03/23/31 (a)	150,000	150,618
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	68,527
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	156,695
3.90%, 06/01/50 (a)	100,000	116,969
Integris Baptist Medical Center, Inc.
Series A 3.88%, 08/15/50 (a)	150,000	176,232
Johnson & Johnson
2.05%, 03/01/23 (a)	300,000	304,728
3.38%, 12/05/23	400,000	421,696
2.63%, 01/15/25 (a)	100,000	104,632
0.55%, 09/01/25 (a)	500,000	488,520
2.45%, 03/01/26 (a)	250,000	260,607
2.95%, 03/03/27 (a)	100,000	106,887
0.95%, 09/01/27 (a)	400,000	387,652
2.90%, 01/15/28 (a)	200,000	213,800
1.30%, 09/01/30 (a)	400,000	381,876
4.38%, 12/05/33 (a)	150,000	184,418
3.55%, 03/01/36 (a)	100,000	114,553
3.63%, 03/03/37 (a)	600,000	694,272
3.40%, 01/15/38 (a)	150,000	169,563
2.10%, 09/01/40 (a)	350,000	335,170
4.50%, 09/01/40	150,000	191,517
3.70%, 03/01/46 (a)	530,000	635,035
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 03/03/47 (a)	200,000	241,682
3.50%, 01/15/48 (a)	150,000	175,947
2.25%, 09/01/50 (a)	350,000	332,048
2.45%, 09/01/60 (a)	250,000	240,718
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	300,000	321,798
2.81%, 06/01/41 (a)	250,000	255,460
4.88%, 04/01/42	150,000	201,645
4.15%, 05/01/47 (a)	350,000	440,055
3.27%, 11/01/49 (a)	150,000	167,394
3.00%, 06/01/51 (a)	250,000	263,235
Kellogg Co.
2.65%, 12/01/23	300,000	310,107
3.40%, 11/15/27 (a)	100,000	107,778
4.30%, 05/15/28 (a)	100,000	113,873
2.10%, 06/01/30 (a)	250,000	246,352
7.45%, 04/01/31	100,000	142,206
4.50%, 04/01/46	100,000	126,922
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	176,000	183,823
3.13%, 12/15/23 (a)	250,000	260,345
0.75%, 03/15/24 (a)	100,000	99,160
4.42%, 05/25/25 (a)	250,000	273,527
2.55%, 09/15/26 (a)	100,000	103,699
4.60%, 05/25/28 (a)	550,000	628,996
3.20%, 05/01/30 (a)	200,000	212,548
2.25%, 03/15/31 (a)	100,000	99,191
4.99%, 05/25/38 (a)	200,000	250,334
4.50%, 11/15/45 (a)	250,000	305,422
5.09%, 05/25/48 (a)	100,000	132,576
3.80%, 05/01/50 (a)	150,000	168,986
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	159,102
1.05%, 09/15/27 (a)	250,000	240,700
3.95%, 11/01/28 (a)	200,000	228,550
3.20%, 04/25/29 (a)	100,000	108,891
3.10%, 03/26/30 (a)	250,000	271,272
2.00%, 11/02/31 (a)	150,000	150,189
3.20%, 07/30/46 (a)	200,000	222,390
3.90%, 05/04/47 (a)	100,000	122,718
2.88%, 02/07/50 (a)	100,000	104,820
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	52,647
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	223,551
5.00%, 03/15/42	195,000	252,045
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	200,000	210,226
3.25%, 09/01/24 (a)	100,000	105,055
2.30%, 12/01/24 (a)	100,000	102,811
3.60%, 02/01/25 (a)	150,000	159,128
3.60%, 09/01/27 (a)	150,000	162,176
2.95%, 12/01/29 (a)	100,000	104,774
2.70%, 06/01/31 (a)	150,000	152,669
4.70%, 02/01/45 (a)	200,000	247,064
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	119,978
4.12%, 07/01/55	100,000	127,420
3.34%, 07/01/60 (a)	100,000	113,192
Mayo Clinic
4.00%, 11/15/47	150,000	187,553
3.20%, 11/15/61 (a)	200,000	217,816
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	157,241
0.90%, 02/15/26 (a)	200,000	193,202
3.40%, 08/15/27 (a)	150,000	161,244

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.85%, 02/15/31 (a)	100,000	95,617
4.20%, 08/15/47 (a)	50,000	61,292
McKesson Corp.
2.70%, 12/15/22 (a)	100,000	101,568
2.85%, 03/15/23 (a)	100,000	102,106
3.80%, 03/15/24 (a)	100,000	105,489
0.90%, 12/03/25 (a)	200,000	194,732
3.95%, 02/16/28 (a)	100,000	111,471
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	129,985
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	164,499
5.90%, 11/01/39	150,000	216,420
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	150,000	162,354
Medtronic, Inc.
3.50%, 03/15/25	350,000	374,916
4.38%, 03/15/35	400,000	492,524
4.63%, 03/15/45	475,000	633,788
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	135,426
4.20%, 07/01/55	190,000	255,067
Merck & Co., Inc.
2.80%, 05/18/23	500,000	515,890
2.90%, 03/07/24 (a)	150,000	156,489
2.75%, 02/10/25 (a)	480,000	501,701
0.75%, 02/24/26 (a)	250,000	243,807
3.40%, 03/07/29 (a)	350,000	383,488
1.45%, 06/24/30 (a)	250,000	239,815
3.90%, 03/07/39 (a)	450,000	527,454
2.35%, 06/24/40 (a)	250,000	239,595
3.60%, 09/15/42 (a)	100,000	113,290
4.15%, 05/18/43	200,000	243,574
3.70%, 02/10/45 (a)	550,000	639,292
4.00%, 03/07/49 (a)	300,000	371,022
2.45%, 06/24/50 (a)	250,000	239,628
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	367,300
5.00%, 05/01/42	250,000	303,840
4.20%, 07/15/46 (a)	330,000	366,274
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	175,553
3.63%, 02/13/26 (a)	100,000	108,308
2.75%, 04/13/30 (a)	300,000	311,805
1.50%, 02/04/31 (a)	150,000	140,712
1.88%, 10/15/32 (a)	150,000	143,909
2.63%, 09/04/50 (a)	300,000	284,025
Montefiore Obligated Group
4.29%, 09/01/50	100,000	105,034
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	111,530
3.39%, 07/01/50 (a)	150,000	160,487
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	101,010
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	242,247
4.55%, 04/15/28 (a)	300,000	337,161
5.40%, 11/29/43 (a)	100,000	125,952
5.20%, 04/15/48 (a)	100,000	124,052
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	145,000	168,861
4.26%, 11/01/47 (a)	150,000	182,094
3.81%, 11/01/49 (a)	100,000	115,626
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	101,438
3.17%, 11/01/51 (a)	100,000	109,443
Novartis Capital Corp.
3.40%, 05/06/24	350,000	370,492
1.75%, 02/14/25 (a)	550,000	559,328
3.00%, 11/20/25 (a)	250,000	265,335
2.00%, 02/14/27 (a)	200,000	203,340
3.10%, 05/17/27 (a)	200,000	214,376
2.20%, 08/14/30 (a)	250,000	255,202
3.70%, 09/21/42	100,000	116,975
4.40%, 05/06/44	350,000	451,458
4.00%, 11/20/45 (a)	300,000	368,613
2.75%, 08/14/50 (a)	200,000	205,402
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	148,073
NYU Langone Hospitals
4.78%, 07/01/44	100,000	130,833
4.37%, 07/01/47 (a)	100,000	120,713
3.38%, 07/01/55 (a)	150,000	161,613
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	61,107
3.33%, 10/01/50 (a)	100,000	110,149
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	200,000	200,502
4.79%, 11/15/48 (a)	100,000	138,433
3.22%, 11/15/50 (a)	150,000	161,757
PepsiCo, Inc.
2.75%, 03/01/23	200,000	205,572
0.75%, 05/01/23	150,000	150,510
0.40%, 10/07/23	200,000	199,124
3.60%, 03/01/24 (a)	300,000	316,299
2.25%, 03/19/25 (a)	300,000	309,960
2.75%, 04/30/25 (a)	150,000	157,185
3.50%, 07/17/25 (a)	150,000	161,514
2.85%, 02/24/26 (a)	250,000	264,945
2.38%, 10/06/26 (a)	250,000	261,702
2.63%, 03/19/27 (a)	150,000	157,916
3.00%, 10/15/27 (a)	250,000	268,567
2.63%, 07/29/29 (a)	350,000	368,637
2.75%, 03/19/30 (a)	350,000	370,331
1.63%, 05/01/30 (a)	200,000	194,620
1.40%, 02/25/31 (a)	300,000	286,707
1.95%, 10/21/31 (a)	250,000	248,677
3.50%, 03/19/40 (a)	350,000	405,748
3.60%, 08/13/42	150,000	174,687
4.45%, 04/14/46 (a)	200,000	265,438
3.45%, 10/06/46 (a)	300,000	343,113
4.00%, 05/02/47 (a)	100,000	125,518
3.38%, 07/29/49 (a)	150,000	172,088
2.88%, 10/15/49 (a)	150,000	158,682
3.63%, 03/19/50 (a)	350,000	419,618
3.88%, 03/19/60 (a)	200,000	258,246
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	148,124
1.90%, 09/15/28 (a)	200,000	195,770
3.30%, 09/15/29 (a)	150,000	159,305
2.55%, 03/15/31 (a)	100,000	102,062
2.25%, 09/15/31 (a)	250,000	243,512
Pfizer, Inc.
3.00%, 06/15/23	300,000	310,692
3.20%, 09/15/23 (a)	200,000	208,632
2.95%, 03/15/24 (a)	350,000	365,897
0.80%, 05/28/25 (a)	250,000	246,815
2.75%, 06/03/26	300,000	318,378
3.00%, 12/15/26	450,000	483,349

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 09/15/28 (a)	200,000	223,148
3.45%, 03/15/29 (a)	300,000	331,350
2.63%, 04/01/30 (a)	300,000	314,463
1.70%, 05/28/30 (a)	200,000	196,002
1.75%, 08/18/31 (a)	300,000	292,224
4.00%, 12/15/36	150,000	178,244
4.10%, 09/15/38 (a)	150,000	179,955
3.90%, 03/15/39 (a)	200,000	234,958
7.20%, 03/15/39	460,000	742,955
2.55%, 05/28/40 (a)	200,000	199,700
4.30%, 06/15/43	200,000	248,376
4.40%, 05/15/44	180,000	227,788
4.13%, 12/15/46	250,000	311,212
4.20%, 09/15/48 (a)	250,000	317,540
4.00%, 03/15/49 (a)	250,000	310,037
2.70%, 05/28/50 (a)	250,000	253,557
Philip Morris International, Inc.
1.13%, 05/01/23	200,000	201,320
2.13%, 05/10/23 (a)	150,000	152,706
3.60%, 11/15/23	100,000	105,509
2.88%, 05/01/24 (a)	150,000	156,461
3.25%, 11/10/24	230,000	244,182
1.50%, 05/01/25 (a)	175,000	175,905
3.38%, 08/11/25 (a)	330,000	351,714
0.88%, 05/01/26 (a)	250,000	241,920
3.13%, 03/02/28 (a)	150,000	159,899
3.38%, 08/15/29 (a)	150,000	162,749
2.10%, 05/01/30 (a)	200,000	197,228
1.75%, 11/01/30 (a)	150,000	143,732
6.38%, 05/16/38	250,000	352,150
4.38%, 11/15/41	200,000	230,578
4.50%, 03/20/42	250,000	291,882
3.88%, 08/21/42	100,000	108,116
4.13%, 03/04/43	350,000	389,490
4.88%, 11/15/43	100,000	121,659
4.25%, 11/10/44	200,000	229,704
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	199,222
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	208,048
3.93%, 10/01/48 (a)	100,000	120,695
2.70%, 10/01/51 (a)	150,000	147,314
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	159,467
3.45%, 06/01/26 (a)	150,000	161,043
4.20%, 06/30/29 (a)	100,000	113,786
2.95%, 06/30/30 (a)	150,000	156,603
2.80%, 06/30/31 (a)	200,000	206,582
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	300,000	281,835
2.80%, 09/15/50 (a)	200,000	188,936
Reynolds American, Inc.
4.85%, 09/15/23	150,000	159,953
4.45%, 06/12/25 (a)	495,000	536,154
5.70%, 08/15/35 (a)	150,000	179,420
7.25%, 06/15/37	250,000	338,085
6.15%, 09/15/43	100,000	124,770
5.85%, 08/15/45 (a)	350,000	426,667
Royalty Pharma PLC
0.75%, 09/02/23	250,000	248,682
1.20%, 09/02/25 (a)	250,000	245,767
1.75%, 09/02/27 (a)	200,000	195,640
2.20%, 09/02/30 (a)	200,000	193,666
2.15%, 09/02/31 (a)	250,000	237,990
3.30%, 09/02/40 (a)	200,000	200,582
3.55%, 09/02/50 (a)	150,000	151,017
3.35%, 09/02/51 (a)	200,000	195,048
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	112,716
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	48,140
Sanofi
3.38%, 06/19/23 (a)	150,000	156,191
3.63%, 06/19/28 (a)	250,000	282,900
Sharp HealthCare
2.68%, 08/01/50 (a)	150,000	149,300
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	525,000	541,768
3.20%, 09/23/26 (a)	635,000	673,240
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	241,900
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	57,204
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	109,836
3.80%, 11/15/48 (a)	200,000	243,300
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	151,760
3.75%, 03/15/51 (a)	150,000	166,916
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	198,578
1.15%, 06/15/25 (a)	200,000	198,512
3.38%, 11/01/25 (a)	150,000	160,497
3.50%, 03/15/26 (a)	150,000	161,274
3.65%, 03/07/28 (a)	150,000	165,233
1.95%, 06/15/30 (a)	250,000	245,790
4.38%, 05/15/44 (a)	100,000	123,593
4.63%, 03/15/46 (a)	250,000	325,590
2.90%, 06/15/50 (a)	200,000	205,156
Sutter Health
1.32%, 08/15/25 (a)	200,000	199,830
2.29%, 08/15/30 (a)	100,000	101,188
3.16%, 08/15/40 (a)	100,000	104,333
4.09%, 08/15/48 (a)	65,000	79,980
3.36%, 08/15/50 (a)	200,000	219,476
Sysco Corp.
3.55%, 03/15/25 (a)	100,000	106,850
5.65%, 04/01/25 (a)	250,000	281,987
3.75%, 10/01/25 (a)	100,000	107,572
3.30%, 07/15/26 (a)	150,000	159,584
3.25%, 07/15/27 (a)	150,000	159,479
2.40%, 02/15/30 (a)	200,000	201,758
5.95%, 04/01/30 (a)	300,000	377,139
4.85%, 10/01/45 (a)	100,000	125,337
4.50%, 04/01/46 (a)	150,000	178,373
4.45%, 03/15/48 (a)	100,000	119,913
3.30%, 02/15/50 (a)	100,000	103,876
6.60%, 04/01/50 (a)	250,000	394,972
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	400,000	425,756
5.00%, 11/26/28 (a)	250,000	294,182
2.05%, 03/31/30 (a)	500,000	487,765
3.03%, 07/09/40 (a)	400,000	405,724
3.18%, 07/09/50 (a)	450,000	461,182
3.38%, 07/09/60 (a)	200,000	212,990
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	234,315
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	127,744
2.59%, 02/01/50 (a)	80,000	79,480
The Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	100,171

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	155,481
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	266,245
3.10%, 10/01/27 (a)	150,000	160,346
3.90%, 05/15/28 (a)	100,000	112,788
The Coca-Cola Co.
1.75%, 09/06/24	200,000	204,196
3.38%, 03/25/27	300,000	325,899
1.45%, 06/01/27	200,000	198,082
1.50%, 03/05/28	200,000	197,122
1.00%, 03/15/28	350,000	334,281
2.13%, 09/06/29	150,000	152,616
3.45%, 03/25/30	200,000	221,484
1.65%, 06/01/30	300,000	290,430
2.00%, 03/05/31	200,000	199,134
1.38%, 03/15/31	350,000	329,245
2.25%, 01/05/32	350,000	354,056
2.50%, 06/01/40	200,000	198,136
2.88%, 05/05/41	150,000	156,108
4.20%, 03/25/50	150,000	194,312
2.60%, 06/01/50	350,000	348,246
3.00%, 03/05/51	350,000	373,180
2.50%, 03/15/51	300,000	293,262
2.75%, 06/01/60	200,000	200,918
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	200,000	205,334
3.15%, 03/15/27 (a)	100,000	107,781
2.38%, 12/01/29 (a)	100,000	102,933
2.60%, 04/15/30 (a)	150,000	156,402
1.95%, 03/15/31 (a)	150,000	149,219
6.00%, 05/15/37	90,000	129,332
4.15%, 03/15/47 (a)	100,000	127,390
3.13%, 12/01/49 (a)	150,000	165,168
The Hershey Co.
3.38%, 05/15/23 (a)	100,000	103,801
2.05%, 11/15/24 (a)	100,000	102,888
0.90%, 06/01/25 (a)	150,000	148,416
2.45%, 11/15/29 (a)	100,000	104,861
3.13%, 11/15/49 (a)	100,000	109,800
2.65%, 06/01/50 (a)	200,000	205,112
The JM Smucker Co.
3.50%, 03/15/25	487,000	519,123
2.38%, 03/15/30 (a)	100,000	100,824
2.13%, 03/15/32 (a)	250,000	242,132
4.38%, 03/15/45	100,000	123,857
3.55%, 03/15/50 (a)	100,000	109,708
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	182,870
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	215,518
2.65%, 10/15/26 (a)	150,000	155,922
3.70%, 08/01/27 (a)	100,000	109,169
4.50%, 01/15/29 (a)	200,000	231,568
2.20%, 05/01/30 (a)	400,000	399,476
1.70%, 01/15/31 (a)	100,000	95,074
5.40%, 07/15/40 (a)	200,000	263,150
5.00%, 04/15/42 (a)	100,000	127,921
3.88%, 10/15/46 (a)	100,000	112,821
4.45%, 02/01/47 (a)	350,000	427,262
4.65%, 01/15/48 (a)	150,000	188,999
3.95%, 01/15/50 (a)	150,000	173,981
The Methodist Hospital
Series 20A 2.71%, 12/01/50 (a)	150,000	149,711
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	241,355
4.02%, 08/01/45	150,000	191,829
2.61%, 08/01/60 (a)	100,000	95,950
3.95%, 08/01/19 (a)	100,000	125,543
The Procter & Gamble Co.
3.10%, 08/15/23	150,000	156,338
0.55%, 10/29/25	125,000	122,101
2.70%, 02/02/26	150,000	158,892
1.00%, 04/23/26	250,000	247,682
2.45%, 11/03/26	241,000	253,792
2.80%, 03/25/27	200,000	212,664
2.85%, 08/11/27	150,000	160,016
3.00%, 03/25/30	200,000	217,692
1.20%, 10/29/30	150,000	142,176
1.95%, 04/23/31	150,000	151,752
3.55%, 03/25/40	300,000	352,959
3.50%, 10/25/47	200,000	249,452
3.60%, 03/25/50	175,000	221,624
The Toledo Hospital
5.33%, 11/15/28	150,000	168,849
6.02%, 11/15/48	50,000	62,066
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	300,000	299,397
1.22%, 10/18/24 (a)	500,000	500,310
4.13%, 03/25/25	150,000	163,098
2.95%, 09/19/26 (a)	400,000	423,012
3.20%, 08/15/27 (a)	100,000	107,117
1.75%, 10/15/28 (a)	200,000	197,072
2.60%, 10/01/29 (a)	150,000	155,859
4.50%, 03/25/30	250,000	298,350
2.00%, 10/15/31 (a)	250,000	245,015
2.80%, 10/15/41 (a)	250,000	253,877
5.30%, 02/01/44 (a)	145,000	203,610
4.10%, 08/15/47 (a)	150,000	189,137
Trinity Health Corp.
4.13%, 12/01/45	100,000	128,170
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	157,742
3.95%, 08/15/24 (a)	300,000	319,482
4.00%, 03/01/26 (a)	100,000	108,686
3.55%, 06/02/27 (a)	350,000	377,139
4.35%, 03/01/29 (a)	150,000	171,291
4.88%, 08/15/34 (a)	150,000	183,704
5.15%, 08/15/44 (a)	150,000	197,265
4.55%, 06/02/47 (a)	100,000	125,953
5.10%, 09/28/48 (a)	300,000	405,591
Unilever Capital Corp.
0.38%, 09/14/23	250,000	248,752
2.60%, 05/05/24 (a)	200,000	207,704
3.38%, 03/22/25 (a)	100,000	106,997
2.00%, 07/28/26	250,000	256,915
2.90%, 05/05/27 (a)	250,000	266,190
3.50%, 03/22/28 (a)	250,000	275,895
2.13%, 09/06/29 (a)	150,000	152,955
1.38%, 09/14/30 (a)	250,000	238,260
1.75%, 08/12/31 (a)	150,000	146,456
5.90%, 11/15/32	300,000	405,654
2.63%, 08/12/51 (a)	100,000	101,197
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(c)	150,000	147,203
2.65%, 10/15/30 (a)(c)	225,000	222,512
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	323,028
5.25%, 06/15/46 (a)	200,000	246,938

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	149,846
2.30%, 06/22/27 (a)	250,000	251,580
2.70%, 06/22/30 (a)	300,000	299,697
3.85%, 06/22/40 (a)	300,000	319,746
4.00%, 06/22/50 (a)	400,000	431,600
West Virginia United Health System Obligated Group
Series 2020 3.13%, 06/01/50 (a)	100,000	102,962
Whirlpool Corp.
3.70%, 05/01/25	100,000	107,399
4.75%, 02/26/29 (a)	100,000	116,192
2.40%, 05/15/31 (a)	100,000	100,388
4.50%, 06/01/46 (a)	100,000	121,750
4.60%, 05/15/50 (a)	100,000	125,242
Wyeth LLC
6.50%, 02/01/34	150,000	214,688
6.00%, 02/15/36	100,000	141,230
5.95%, 04/01/37	500,000	711,260
Yale-New Haven Health Services Corp.
Series 2020 2.50%, 07/01/50 (a)	150,000	143,448
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	250,000	258,697
3.55%, 04/01/25 (a)	350,000	372,774
3.05%, 01/15/26 (a)	100,000	105,153
3.55%, 03/20/30 (a)	100,000	109,244
4.45%, 08/15/45 (a)	150,000	183,456
Zoetis, Inc.
3.25%, 02/01/23 (a)	70,000	71,510
3.00%, 09/12/27 (a)	200,000	211,088
3.90%, 08/20/28 (a)	200,000	223,536
2.00%, 05/15/30 (a)	250,000	245,677
4.70%, 02/01/43 (a)	195,000	250,052
3.95%, 09/12/47 (a)	150,000	180,176
4.45%, 08/20/48 (a)	100,000	129,995
3.00%, 05/15/50 (a)	200,000	213,030
		220,509,598
Energy 2.0%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	204,184
3.34%, 12/15/27 (a)	200,000	213,690
3.14%, 11/07/29 (a)	100,000	105,910
4.49%, 05/01/30 (a)	150,000	172,607
4.08%, 12/15/47 (a)	300,000	337,284
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	251,520
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	380,667
4.80%, 05/03/29 (a)	100,000	113,203
3.40%, 02/15/31 (a)	250,000	258,985
BP Capital Markets America, Inc.
2.94%, 04/06/23	200,000	205,500
2.75%, 05/10/23	300,000	308,205
3.22%, 11/28/23 (a)	250,000	261,392
3.79%, 02/06/24 (a)	150,000	158,727
3.22%, 04/14/24 (a)	250,000	263,142
3.19%, 04/06/25 (a)	250,000	263,500
3.80%, 09/21/25 (a)	300,000	324,864
3.41%, 02/11/26 (a)	150,000	160,467
3.12%, 05/04/26 (a)	200,000	211,678
3.02%, 01/16/27 (a)	100,000	105,219
3.59%, 04/14/27 (a)	200,000	216,068
3.94%, 09/21/28 (a)	150,000	166,946
4.23%, 11/06/28 (a)	350,000	396,424
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 04/06/30 (a)	300,000	329,391
1.75%, 08/10/30 (a)	350,000	336,728
3.06%, 06/17/41 (a)	300,000	302,796
3.00%, 02/24/50 (a)	400,000	393,656
2.77%, 11/10/50 (a)	400,000	377,636
2.94%, 06/04/51 (a)	450,000	437,346
3.00%, 03/17/52 (a)	250,000	245,357
3.38%, 02/08/61 (a)	400,000	413,980
BP Capital Markets PLC
2.50%, 11/06/22	150,000	152,780
3.81%, 02/10/24	250,000	264,122
3.54%, 11/04/24	200,000	212,804
3.51%, 03/17/25	100,000	106,502
3.28%, 09/19/27 (a)	650,000	695,448
3.72%, 11/28/28 (a)	150,000	165,222
Burlington Resources LLC
7.20%, 08/15/31	150,000	212,302
5.95%, 10/15/36	100,000	136,978
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	255,092
3.80%, 04/15/24 (a)	100,000	105,132
3.90%, 02/01/25 (a)	130,000	138,982
2.05%, 07/15/25 (a)	150,000	151,739
3.85%, 06/01/27 (a)	250,000	268,545
6.45%, 06/30/33	295,000	385,335
6.25%, 03/15/38	330,000	434,702
6.75%, 02/01/39	150,000	208,428
4.95%, 06/01/47 (a)	100,000	124,078
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	250,000	277,880
4.25%, 04/15/27 (a)	300,000	326,751
4.40%, 04/15/29 (a)	200,000	221,422
2.65%, 01/15/32 (a)	100,000	96,430
6.75%, 11/15/39	400,000	539,616
5.40%, 06/15/47 (a)	200,000	246,830
3.75%, 02/15/52 (a)	150,000	148,052
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	400,000	444,612
5.88%, 03/31/25 (a)	300,000	334,164
5.13%, 06/30/27 (a)	400,000	453,464
3.70%, 11/15/29 (a)	200,000	214,076
Chevron Corp.
2.36%, 12/05/22 (a)	600,000	608,394
1.14%, 05/11/23	250,000	251,937
3.19%, 06/24/23 (a)	650,000	671,463
1.55%, 05/11/25 (a)	450,000	454,207
2.95%, 05/16/26 (a)	500,000	530,675
2.00%, 05/11/27 (a)	200,000	202,430
2.24%, 05/11/30 (a)	200,000	202,700
3.08%, 05/11/50 (a)	200,000	213,346
Chevron USA, Inc.
0.43%, 08/11/23	200,000	199,270
3.90%, 11/15/24 (a)	200,000	214,988
0.69%, 08/12/25 (a)	100,000	97,989
1.02%, 08/12/27 (a)	150,000	143,978
3.85%, 01/15/28 (a)	200,000	222,416
3.25%, 10/15/29 (a)	100,000	108,734
6.00%, 03/01/41 (a)	50,000	73,701
5.25%, 11/15/43 (a)	100,000	139,846
2.34%, 08/12/50 (a)	250,000	232,555
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	219,202
5.80%, 06/01/45 (a)	100,000	136,766
Conoco Funding Co.
7.25%, 10/15/31	150,000	213,097

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ConocoPhillips
3.75%, 10/01/27 (a)	150,000	163,640
4.30%, 08/15/28 (a)(c)	200,000	226,410
2.40%, 02/15/31 (a)(c)	250,000	251,610
4.88%, 10/01/47 (a)(c)	100,000	132,873
4.85%, 08/15/48 (a)(c)	100,000	132,467
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	106,048
4.95%, 03/15/26 (a)	450,000	508,531
6.95%, 04/15/29	400,000	526,288
6.50%, 02/01/39	800,000	1,171,288
4.30%, 11/15/44 (a)	150,000	180,417
5.95%, 03/15/46 (a)	100,000	150,918
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(c)	180,000	191,596
4.38%, 03/15/29 (a)(c)	100,000	111,406
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	172,074
5.25%, 10/15/27 (a)	130,000	137,522
5.88%, 06/15/28 (a)(c)	30,000	32,699
4.50%, 01/15/30 (a)(c)	130,000	139,741
7.95%, 04/15/32	300,000	426,354
5.60%, 07/15/41 (a)	400,000	503,952
4.75%, 05/15/42 (a)	100,000	114,635
5.00%, 06/15/45 (a)	100,000	121,199
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	311,331
4.75%, 05/31/25 (a)	150,000	164,528
3.25%, 12/01/26 (a)	200,000	210,084
3.50%, 12/01/29 (a)	150,000	157,638
3.13%, 03/24/31 (a)	500,000	510,505
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	200,000	208,846
2.50%, 11/15/24 (a)	100,000	103,366
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(c)	200,000	210,104
4.80%, 11/01/43 (a)(c)	100,000	123,669
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	150,000	157,232
4.95%, 05/15/28 (a)	300,000	335,235
4.15%, 09/15/29 (a)	150,000	161,541
5.00%, 05/15/44 (a)	75,000	81,076
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	200,000	229,114
5.50%, 09/15/40 (a)	180,000	230,782
7.38%, 10/15/45 (a)	100,000	159,084
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	261,920
1.60%, 10/04/26 (a)	100,000	98,681
3.70%, 07/15/27 (a)	350,000	377,825
3.13%, 11/15/29 (a)	250,000	261,772
2.50%, 08/01/33 (a)	200,000	197,246
4.50%, 06/10/44 (a)	200,000	234,394
5.50%, 12/01/46 (a)	200,000	273,376
4.00%, 11/15/49 (a)	100,000	113,506
3.40%, 08/01/51 (a)	150,000	153,933
Energy Transfer LP
3.45%, 01/15/23 (a)	150,000	153,059
3.60%, 02/01/23 (a)	150,000	153,507
4.25%, 03/15/23 (a)	250,000	258,102
4.20%, 09/15/23 (a)	200,000	209,942
5.88%, 01/15/24 (a)	250,000	269,870
4.25%, 04/01/24 (a)	250,000	263,557
4.05%, 03/15/25 (a)	150,000	158,867
2.90%, 05/15/25 (a)	250,000	258,067
5.95%, 12/01/25 (a)	200,000	228,204
4.75%, 01/15/26 (a)	150,000	164,916
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 07/15/26 (a)	100,000	107,711
4.20%, 04/15/27 (a)	100,000	108,050
5.50%, 06/01/27 (a)	150,000	171,960
4.00%, 10/01/27 (a)	200,000	214,740
4.95%, 06/15/28 (a)	150,000	169,653
5.25%, 04/15/29 (a)	150,000	171,344
3.75%, 05/15/30 (a)	300,000	316,644
4.90%, 03/15/35 (a)	230,000	260,544
5.80%, 06/15/38 (a)	150,000	181,642
7.50%, 07/01/38	150,000	208,164
6.05%, 06/01/41 (a)	100,000	123,653
6.50%, 02/01/42 (a)	300,000	386,568
6.10%, 02/15/42	100,000	123,637
5.95%, 10/01/43 (a)	200,000	244,448
5.30%, 04/01/44 (a)	200,000	229,476
5.15%, 03/15/45 (a)	250,000	286,445
5.35%, 05/15/45 (a)	100,000	115,976
6.13%, 12/15/45 (a)	265,000	332,538
5.30%, 04/15/47 (a)	100,000	115,683
5.40%, 10/01/47 (a)	350,000	414,592
6.00%, 06/15/48 (a)	150,000	188,094
6.25%, 04/15/49 (a)	250,000	326,262
5.00%, 05/15/50 (a)	350,000	402,062
Energy Transfer LP/Regency Energy Finance Corp
4.50%, 11/01/23 (a)	150,000	157,898
Energy Transfer Partners LP
5.15%, 02/01/43 (a)	100,000	111,510
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	410,948
3.90%, 02/15/24 (a)	195,000	205,725
3.75%, 02/15/25 (a)	230,000	245,856
3.70%, 02/15/26 (a)	100,000	107,695
3.95%, 02/15/27 (a)	150,000	163,838
4.15%, 10/16/28 (a)	250,000	281,200
3.13%, 07/31/29 (a)	200,000	212,210
2.80%, 01/31/30 (a)	350,000	362,124
7.55%, 04/15/38	100,000	151,012
6.13%, 10/15/39	350,000	481,215
5.95%, 02/01/41	100,000	135,191
5.70%, 02/15/42	200,000	262,908
4.85%, 08/15/42 (a)	100,000	121,550
4.45%, 02/15/43 (a)	200,000	230,608
4.85%, 03/15/44 (a)	300,000	363,039
5.10%, 02/15/45 (a)	300,000	374,745
4.90%, 05/15/46 (a)	350,000	427,182
4.25%, 02/15/48 (a)	400,000	454,064
4.80%, 02/01/49 (a)	150,000	183,702
4.20%, 01/31/50 (a)	250,000	283,155
3.70%, 01/31/51 (a)	200,000	211,754
3.20%, 02/15/52 (a)	250,000	245,255
3.30%, 02/15/53 (a)	250,000	250,327
3.95%, 01/31/60 (a)	150,000	162,320
5.25%, 08/16/77 (a)(b)	200,000	205,850
5.38%, 02/15/78 (a)(b)	100,000	101,275
EOG Resources, Inc.
2.63%, 03/15/23 (a)	260,000	264,893
3.15%, 04/01/25 (a)	100,000	105,788
4.15%, 01/15/26 (a)	100,000	109,990
4.38%, 04/15/30 (a)	150,000	172,688
3.90%, 04/01/35 (a)	174,000	196,801
4.95%, 04/15/50 (a)	150,000	202,590
Exxon Mobil Corp.
2.73%, 03/01/23 (a)	350,000	358,162
1.57%, 04/15/23	600,000	607,422
2.02%, 08/16/24 (a)	250,000	256,495
2.71%, 03/06/25 (a)	300,000	312,798
2.99%, 03/19/25 (a)	700,000	737,359
3.04%, 03/01/26 (a)	500,000	530,480

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.28%, 08/16/26 (a)	150,000	155,234
3.29%, 03/19/27 (a)	150,000	161,955
2.44%, 08/16/29 (a)	200,000	205,274
3.48%, 03/19/30 (a)	600,000	658,260
2.61%, 10/15/30 (a)	450,000	466,119
3.00%, 08/16/39 (a)	150,000	154,257
4.23%, 03/19/40 (a)	450,000	536,085
3.57%, 03/06/45 (a)	230,000	255,206
4.11%, 03/01/46 (a)	550,000	653,845
3.10%, 08/16/49 (a)	300,000	310,278
4.33%, 03/19/50 (a)	500,000	624,925
3.45%, 04/15/51 (a)	550,000	603,713
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	207,288
3.80%, 11/15/25 (a)	250,000	270,565
2.92%, 03/01/30 (a)	250,000	255,975
4.85%, 11/15/35 (a)	150,000	177,909
6.70%, 09/15/38	100,000	138,463
7.45%, 09/15/39	200,000	295,420
4.50%, 11/15/41 (a)	300,000	336,231
4.75%, 08/01/43 (a)	200,000	233,670
5.00%, 11/15/45 (a)	330,000	403,748
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	197,108
Hess Corp.
4.30%, 04/01/27 (a)	250,000	272,092
7.88%, 10/01/29	100,000	135,862
7.30%, 08/15/31	100,000	133,836
7.13%, 03/15/33	200,000	268,422
6.00%, 01/15/40	100,000	127,172
5.60%, 02/15/41	100,000	123,404
5.80%, 04/01/47 (a)	250,000	325,412
HollyFrontier Corp.
2.63%, 10/01/23	100,000	102,447
5.88%, 04/01/26 (a)	150,000	169,031
4.50%, 10/01/30 (a)	200,000	215,542
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	200,000	204,870
4.15%, 02/01/24 (a)	100,000	105,672
4.30%, 05/01/24 (a)	296,000	315,631
7.30%, 08/15/33	200,000	280,006
5.80%, 03/15/35	150,000	188,490
6.95%, 01/15/38	330,000	459,815
6.55%, 09/15/40	150,000	205,180
7.50%, 11/15/40	100,000	149,183
5.63%, 09/01/41	200,000	253,110
5.00%, 08/15/42 (a)	100,000	117,106
4.70%, 11/01/42 (a)	45,000	50,793
5.00%, 03/01/43 (a)	200,000	234,298
5.50%, 03/01/44 (a)	200,000	247,210
5.40%, 09/01/44 (a)	195,000	240,472
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	150,000	153,549
4.30%, 06/01/25 (a)	395,000	428,456
1.75%, 11/15/26 (a)	100,000	99,252
4.30%, 03/01/28 (a)	200,000	222,236
2.00%, 02/15/31 (a)	250,000	235,960
7.75%, 01/15/32	150,000	212,376
5.30%, 12/01/34 (a)	250,000	301,570
5.55%, 06/01/45 (a)	330,000	421,750
5.05%, 02/15/46 (a)	200,000	240,580
5.20%, 03/01/48 (a)	100,000	124,727
3.25%, 08/01/50 (a)	250,000	236,662
3.60%, 02/15/51 (a)	150,000	151,625
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	210,776
5.15%, 10/15/43 (a)	250,000	306,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 02/01/49 (a)	150,000	182,647
3.95%, 03/01/50 (a)	150,000	161,447
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	218,426
6.80%, 03/15/32	100,000	128,665
6.60%, 10/01/37	150,000	198,840
5.20%, 06/01/45 (a)	200,000	239,106
Marathon Petroleum Corp.
4.50%, 05/01/23	200,000	209,674
4.75%, 12/15/23	150,000	160,547
3.63%, 09/15/24 (a)	230,000	242,523
4.70%, 05/01/25 (a)	200,000	218,654
5.13%, 12/15/26 (a)	100,000	113,735
3.80%, 04/01/28 (a)	100,000	107,596
6.50%, 03/01/41 (a)	100,000	138,376
4.75%, 09/15/44 (a)	150,000	175,481
4.50%, 04/01/48 (a)	150,000	172,503
5.00%, 09/15/54 (a)	100,000	122,820
MPLX LP
3.50%, 12/01/22 (a)	150,000	153,671
4.50%, 07/15/23 (a)	200,000	209,156
4.88%, 12/01/24 (a)	300,000	326,019
4.00%, 02/15/25 (a)	100,000	107,174
4.88%, 06/01/25 (a)	300,000	328,800
1.75%, 03/01/26 (a)	250,000	247,485
4.13%, 03/01/27 (a)	200,000	217,398
4.25%, 12/01/27 (a)	350,000	385,360
4.00%, 03/15/28 (a)	150,000	163,250
4.80%, 02/15/29 (a)	150,000	170,520
2.65%, 08/15/30 (a)	250,000	247,470
4.50%, 04/15/38 (a)	350,000	389,616
5.20%, 03/01/47 (a)	250,000	304,990
5.20%, 12/01/47 (a)	100,000	122,146
4.70%, 04/15/48 (a)	300,000	346,191
5.50%, 02/15/49 (a)	350,000	443,873
4.90%, 04/15/58 (a)	100,000	117,028
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	109,987
5.50%, 01/15/26 (a)	100,000	113,417
3.95%, 09/15/27 (a)	100,000	107,028
4.75%, 09/01/28 (a)	100,000	111,056
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	219,020
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	102,856
3.95%, 12/01/42 (a)	150,000	148,001
ONEOK Partners LP
5.00%, 09/15/23 (a)	150,000	158,895
4.90%, 03/15/25 (a)	150,000	164,738
6.65%, 10/01/36	250,000	337,532
6.13%, 02/01/41 (a)	150,000	192,702
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	164,273
2.75%, 09/01/24 (a)	150,000	155,180
2.20%, 09/15/25 (a)	50,000	50,787
5.85%, 01/15/26 (a)	155,000	178,517
4.55%, 07/15/28 (a)	150,000	167,633
3.40%, 09/01/29 (a)	150,000	156,326
3.10%, 03/15/30 (a)	200,000	204,656
6.35%, 01/15/31 (a)	220,000	277,792
5.20%, 07/15/48 (a)	250,000	302,670
4.45%, 09/01/49 (a)	150,000	167,079
4.50%, 03/15/50 (a)	200,000	225,056
7.15%, 01/15/51 (a)	200,000	297,612
Phillips 66
3.85%, 04/09/25 (a)	400,000	428,140
1.30%, 02/15/26 (a)	150,000	147,213

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 03/15/28 (a)	150,000	163,943
2.15%, 12/15/30 (a)	250,000	240,150
4.65%, 11/15/34 (a)	150,000	175,307
5.88%, 05/01/42	300,000	408,168
4.88%, 11/15/44 (a)	350,000	436,170
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	150,000	154,295
3.61%, 02/15/25 (a)	130,000	137,742
3.55%, 10/01/26 (a)	150,000	160,440
3.75%, 03/01/28 (a)	100,000	107,773
3.15%, 12/15/29 (a)	100,000	103,469
4.68%, 02/15/45 (a)	100,000	118,919
4.90%, 10/01/46 (a)	100,000	122,795
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	200,000	197,770
1.13%, 01/15/26 (a)	200,000	194,940
4.45%, 01/15/26 (a)	250,000	275,045
1.90%, 08/15/30 (a)	200,000	189,596
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	250,000	254,152
4.65%, 10/15/25 (a)	250,000	272,835
4.50%, 12/15/26 (a)	230,000	251,385
3.55%, 12/15/29 (a)	150,000	155,525
3.80%, 09/15/30 (a)	250,000	262,590
6.65%, 01/15/37	250,000	326,097
5.15%, 06/01/42 (a)	100,000	111,245
4.30%, 01/31/43 (a)	100,000	102,325
4.70%, 06/15/44 (a)	100,000	107,566
4.90%, 02/15/45 (a)	100,000	110,387
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	300,000	315,321
5.75%, 05/15/24 (a)	380,000	415,215
5.63%, 03/01/25 (a)	450,000	501,403
5.88%, 06/30/26 (a)	200,000	230,284
5.00%, 03/15/27 (a)	400,000	450,552
4.20%, 03/15/28 (a)	350,000	385,388
4.50%, 05/15/30 (a)	375,000	425,400
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	149,996
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	209,412
2.65%, 06/26/30 (a)	350,000	356,909
Shell International Finance BV
2.25%, 01/06/23	200,000	204,018
3.40%, 08/12/23	150,000	157,092
0.38%, 09/15/23	200,000	199,014
3.50%, 11/13/23 (a)	250,000	262,795
2.00%, 11/07/24 (a)	200,000	204,996
2.38%, 04/06/25 (a)	300,000	310,968
3.25%, 05/11/25	430,000	458,655
2.88%, 05/10/26	400,000	424,180
2.50%, 09/12/26	250,000	261,392
3.88%, 11/13/28 (a)	450,000	503,932
2.38%, 11/07/29 (a)	400,000	408,868
2.75%, 04/06/30 (a)	300,000	314,220
4.13%, 05/11/35	400,000	469,928
6.38%, 12/15/38	500,000	734,585
5.50%, 03/25/40	250,000	344,512
3.63%, 08/21/42	230,000	255,679
4.55%, 08/12/43	150,000	188,130
4.38%, 05/11/45	530,000	653,887
4.00%, 05/10/46	430,000	507,198
3.75%, 09/12/46	200,000	227,658
3.13%, 11/07/49 (a)	300,000	313,341
3.25%, 04/06/50 (a)	500,000	537,045
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	321,414
3.50%, 03/15/25 (a)	200,000	211,676
4.50%, 03/15/45 (a)	150,000	175,609
Suncor Energy, Inc.
2.80%, 05/15/23	300,000	307,668
3.10%, 05/15/25 (a)	100,000	104,945
5.35%, 07/15/33	100,000	123,545
6.80%, 05/15/38	100,000	141,303
6.50%, 06/15/38	500,000	689,815
6.85%, 06/01/39	200,000	288,542
4.00%, 11/15/47 (a)	100,000	112,129
3.75%, 03/04/51 (a)	150,000	162,395
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	162,260
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	255,644
The Williams Cos., Inc.
3.70%, 01/15/23 (a)	150,000	153,782
4.50%, 11/15/23 (a)	150,000	158,640
4.30%, 03/04/24 (a)	850,000	901,969
4.55%, 06/24/24 (a)	100,000	107,519
3.90%, 01/15/25 (a)	100,000	106,943
3.75%, 06/15/27 (a)	200,000	216,638
7.50%, 01/15/31	150,000	205,245
2.60%, 03/15/31 (a)	300,000	297,549
8.75%, 03/15/32	250,000	376,362
6.30%, 04/15/40	300,000	406,218
5.80%, 11/15/43 (a)	222,000	294,106
5.40%, 03/04/44 (a)	100,000	126,096
5.75%, 06/24/44 (a)	100,000	131,296
4.90%, 01/15/45 (a)	200,000	242,714
5.10%, 09/15/45 (a)	100,000	123,685
4.85%, 03/01/48 (a)	150,000	183,142
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	400,000	412,552
TotalEnergies Capital International S.A.
3.70%, 01/15/24	200,000	211,260
3.75%, 04/10/24	400,000	425,096
2.43%, 01/10/25 (a)	150,000	155,166
3.46%, 02/19/29 (a)	300,000	327,528
2.83%, 01/10/30 (a)	200,000	210,884
2.99%, 06/29/41 (a)	200,000	204,584
3.46%, 07/12/49 (a)	200,000	218,982
3.13%, 05/29/50 (a)	450,000	466,695
3.39%, 06/29/60 (a)	200,000	215,972
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	167,772
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	100,000	104,412
4.88%, 01/15/26 (a)	200,000	223,786
4.25%, 05/15/28 (a)	450,000	502,771
4.10%, 04/15/30 (a)	200,000	222,552
2.50%, 10/12/31 (a)	200,000	197,212
4.63%, 03/01/34 (a)	350,000	410,109
5.60%, 03/31/34	100,000	126,083
5.85%, 03/15/36	100,000	130,318
6.20%, 10/15/37	300,000	409,575
4.75%, 05/15/38 (a)	100,000	119,869
7.63%, 01/15/39	150,000	233,361
6.10%, 06/01/40	150,000	206,850
5.00%, 10/16/43 (a)	200,000	247,282
4.88%, 05/15/48 (a)	250,000	319,020
5.10%, 03/15/49 (a)	250,000	332,812
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	200,000	210,716
5.40%, 08/15/41 (a)	100,000	129,334

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 03/15/48 (a)	100,000	122,266
3.95%, 05/15/50 (a)	100,000	112,929
Valero Energy Corp.
1.20%, 03/15/24	200,000	199,904
2.85%, 04/15/25 (a)	550,000	572,621
3.40%, 09/15/26 (a)	400,000	424,264
2.15%, 09/15/27 (a)	250,000	249,457
4.00%, 04/01/29 (a)	150,000	162,770
7.50%, 04/15/32	150,000	208,266
6.63%, 06/15/37	200,000	273,730
4.90%, 03/15/45	230,000	271,430
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	166,743
		110,132,459
Industrial Other 0.1%
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	112,945
California Institute of Technology
4.32%, 08/01/45	100,000	133,020
3.65%, 09/01/19 (a)	200,000	240,314
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	327,978
Duke University
2.68%, 10/01/44	100,000	104,165
2.76%, 10/01/50	100,000	106,831
2.83%, 10/01/55	100,000	106,971
Emory University
2.97%, 09/01/50 (a)	250,000	268,860
Johns Hopkins University
4.08%, 07/01/53	100,000	130,761
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	180,648
2.99%, 07/01/50 (a)	100,000	113,305
2.29%, 07/01/51 (a)	100,000	98,645
5.60%, 07/01/11	150,000	282,376
4.68%, 07/01/14	100,000	156,711
Northeastern University
2.89%, 10/01/50	150,000	153,978
Northwestern University
4.64%, 12/01/44	100,000	133,158
2.64%, 12/01/50 (a)	100,000	104,339
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	114,659
2.52%, 10/15/50 (a)	100,000	104,096
3.30%, 07/15/56 (a)	100,000	120,066
Princeton University
5.70%, 03/01/39	200,000	293,084
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	257,277
3.05%, 10/01/41 (a)	150,000	149,394
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	113,724
The American University
3.67%, 04/01/49	100,000	118,304
The George Washington University
4.30%, 09/15/44	100,000	128,409
4.87%, 09/15/45	50,000	68,753
4.13%, 09/15/48 (a)	250,000	315,575
The Georgetown University
4.32%, 04/01/49 (a)	50,000	63,718
2.94%, 04/01/50	100,000	103,165
5.22%, 10/01/18 (a)	50,000	74,464
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	199,086
3.65%, 05/01/48 (a)	100,000	124,847
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	150,407
4.67%, 09/01/12	50,000	78,362
The Trustees of the University of Princeton
Series 2020 2.52%, 07/01/50 (a)	100,000	102,310
The University of Chicago
2.76%, 04/01/45 (a)	100,000	103,482
2.55%, 04/01/50 (a)	100,000	100,456
Trustees of Boston College
3.13%, 07/01/52	150,000	165,972
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	119,776
University of Southern California
3.03%, 10/01/39	350,000	375,774
3.84%, 10/01/47 (a)	150,000	184,495
2.95%, 10/01/51 (a)	100,000	107,683
3.23%, 10/01/20 (a)	100,000	109,081
William Marsh Rice University
3.57%, 05/15/45	200,000	232,510
Yale University
0.87%, 04/15/25 (a)	100,000	99,834
1.48%, 04/15/30 (a)	200,000	196,196
2.40%, 04/15/50 (a)	100,000	101,329
		7,331,293
Technology 2.6%
Adobe, Inc.
1.70%, 02/01/23	150,000	152,037
1.90%, 02/01/25 (a)	200,000	204,386
3.25%, 02/01/25 (a)	150,000	158,928
2.15%, 02/01/27 (a)	200,000	206,188
2.30%, 02/01/30 (a)	200,000	204,314
Alphabet, Inc.
3.38%, 02/25/24	345,000	364,285
0.45%, 08/15/25 (a)	150,000	146,544
2.00%, 08/15/26 (a)	400,000	412,076
0.80%, 08/15/27 (a)	250,000	240,198
1.10%, 08/15/30 (a)	250,000	234,878
1.90%, 08/15/40 (a)	300,000	275,301
2.05%, 08/15/50 (a)	500,000	454,135
2.25%, 08/15/60 (a)	500,000	456,675
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	249,743
Analog Devices, Inc.
2.95%, 04/01/25 (a)	150,000	158,253
3.50%, 12/05/26 (a)	100,000	108,934
1.70%, 10/01/28 (a)	200,000	198,782
2.10%, 10/01/31 (a)	200,000	200,314
2.80%, 10/01/41 (a)	200,000	204,058
2.95%, 10/01/51 (a)	250,000	261,947
Apple Inc.
2.40%, 01/13/23 (a)	250,000	254,795
2.85%, 02/23/23 (a)	150,000	153,713
2.40%, 05/03/23	1,080,000	1,106,816
0.75%, 05/11/23	350,000	350,927
3.00%, 02/09/24 (a)	250,000	260,607
3.45%, 05/06/24	400,000	423,344
2.85%, 05/11/24 (a)	300,000	313,068
1.80%, 09/11/24 (a)	100,000	102,264
2.75%, 01/13/25 (a)	300,000	314,262
2.50%, 02/09/25	539,000	561,859

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 05/11/25 (a)	400,000	399,292
3.20%, 05/13/25	450,000	479,317
0.55%, 08/20/25 (a)	350,000	342,020
0.70%, 02/08/26 (a)	600,000	586,110
3.25%, 02/23/26 (a)	680,000	728,069
2.45%, 08/04/26 (a)	550,000	573,259
2.05%, 09/11/26 (a)	450,000	462,307
3.35%, 02/09/27 (a)	300,000	325,164
3.20%, 05/11/27 (a)	350,000	377,142
3.00%, 06/20/27 (a)	200,000	213,966
2.90%, 09/12/27 (a)	500,000	531,875
3.00%, 11/13/27 (a)	350,000	374,349
1.20%, 02/08/28 (a)	500,000	484,990
1.40%, 08/05/28 (a)	450,000	439,956
2.20%, 09/11/29 (a)	450,000	460,588
1.65%, 05/11/30 (a)	400,000	390,000
1.25%, 08/20/30 (a)	500,000	471,295
1.65%, 02/08/31 (a)	500,000	485,535
1.70%, 08/05/31 (a)	400,000	389,392
4.50%, 02/23/36 (a)	200,000	251,404
2.38%, 02/08/41 (a)	300,000	292,518
3.85%, 05/04/43	480,000	570,211
4.45%, 05/06/44	150,000	193,532
3.45%, 02/09/45	400,000	449,516
4.38%, 05/13/45	300,000	384,495
4.65%, 02/23/46 (a)	850,000	1,128,052
3.85%, 08/04/46 (a)	400,000	478,496
4.25%, 02/09/47 (a)	195,000	246,854
3.75%, 09/12/47 (a)	250,000	296,282
3.75%, 11/13/47 (a)	350,000	414,956
2.95%, 09/11/49 (a)	400,000	418,124
2.65%, 05/11/50 (a)	600,000	598,062
2.40%, 08/20/50 (a)	300,000	284,988
2.65%, 02/08/51 (a)	500,000	497,535
2.70%, 08/05/51 (a)	350,000	351,190
2.55%, 08/20/60 (a)	400,000	379,916
2.80%, 02/08/61 (a)	250,000	250,485
2.85%, 08/05/61 (a)	300,000	303,315
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	273,310
3.30%, 04/01/27 (a)	150,000	162,519
1.75%, 06/01/30 (a)	250,000	246,400
5.10%, 10/01/35 (a)	150,000	196,392
4.35%, 04/01/47 (a)	150,000	194,591
2.75%, 06/01/50 (a)	200,000	205,090
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	103,433
3.25%, 09/08/24 (a)	250,000	260,925
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	218,858
2.85%, 01/15/30 (a)	100,000	104,044
2.40%, 12/15/31 (a)	200,000	198,002
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	214,618
1.70%, 05/15/28 (a)	200,000	199,602
1.25%, 09/01/30 (a)	300,000	284,019
Avnet, Inc.
4.88%, 12/01/22	100,000	103,988
4.63%, 04/15/26 (a)	200,000	219,888
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	209,170
4.13%, 06/30/25	500,000	540,465
1.72%, 04/09/26 (a)	200,000	198,282
4.88%, 11/14/28 (a)	200,000	230,822
2.38%, 10/09/30 (a)	200,000	195,372
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	150,000	157,286
3.13%, 01/15/25 (a)	100,000	104,699
3.88%, 01/15/27 (a)	600,000	645,666
3.50%, 01/15/28 (a)	150,000	160,383
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	159,197
4.70%, 04/15/25 (a)	150,000	164,579
3.15%, 11/15/25 (a)	250,000	262,527
4.25%, 04/15/26 (a)	150,000	163,883
3.46%, 09/15/26 (a)	356,000	378,051
1.95%, 02/15/28 (a)(c)	250,000	244,575
4.11%, 09/15/28 (a)	413,000	452,830
4.75%, 04/15/29 (a)	500,000	567,355
5.00%, 04/15/30 (a)	400,000	463,452
4.15%, 11/15/30 (a)	450,000	493,222
2.45%, 02/15/31 (a)(c)	450,000	435,199
4.30%, 11/15/32 (a)	350,000	389,959
2.60%, 02/15/33 (a)(c)	400,000	385,016
3.42%, 04/15/33 (a)(c)	350,000	361,305
3.47%, 04/15/34 (a)(c)	650,000	670,481
3.14%, 11/15/35 (a)(c)	750,000	738,232
3.19%, 11/15/36 (a)(c)	300,000	296,145
3.50%, 02/15/41 (a)(c)	650,000	649,727
3.75%, 02/15/51 (a)(c)	450,000	466,227
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	106,929
2.90%, 12/01/29 (a)	150,000	154,404
2.60%, 05/01/31 (a)	200,000	201,918
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	205,798
4.25%, 04/01/28 (a)	200,000	206,268
3.25%, 02/15/29 (a)	200,000	200,182
CGI, Inc.
2.30%, 09/14/31 (a)(c)	100,000	96,763
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	150,000	153,894
3.50%, 06/15/25	512,000	554,184
2.95%, 02/28/26	200,000	213,458
2.50%, 09/20/26 (a)	100,000	105,375
5.90%, 02/15/39	100,000	145,072
5.50%, 01/15/40	650,000	916,051
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	250,000	242,835
4.50%, 12/01/27 (a)	100,000	108,899
3.30%, 03/01/30 (a)	125,000	126,895
Corning, Inc.
5.75%, 08/15/40	150,000	205,835
4.75%, 03/15/42	100,000	128,806
5.35%, 11/15/48 (a)	100,000	139,522
3.90%, 11/15/49 (a)	100,000	115,579
4.38%, 11/15/57 (a)	100,000	123,411
5.85%, 11/15/68 (a)	100,000	151,588
5.45%, 11/15/79 (a)	290,000	394,841
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	660,000	700,247
4.00%, 07/15/24 (a)	250,000	266,327
5.85%, 07/15/25 (a)	200,000	228,874
6.02%, 06/15/26 (a)	980,000	1,144,473
4.90%, 10/01/26 (a)	350,000	395,759
6.10%, 07/15/27 (a)	100,000	120,659
5.30%, 10/01/29 (a)	300,000	357,066
6.20%, 07/15/30 (a)	200,000	254,144
8.10%, 07/15/36 (a)	350,000	535,125
8.35%, 07/15/46 (a)	400,000	671,604
DXC Technology Co.
2.38%, 09/15/28 (a)	150,000	146,808

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equifax, Inc.
2.60%, 12/01/24 (a)	150,000	155,741
2.60%, 12/15/25 (a)	200,000	207,436
3.10%, 05/15/30 (a)	200,000	211,046
2.35%, 09/15/31 (a)	250,000	246,343
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	154,725
1.25%, 07/15/25 (a)	250,000	246,035
1.00%, 09/15/25 (a)	200,000	194,454
2.90%, 11/18/26 (a)	100,000	103,857
1.55%, 03/15/28 (a)	250,000	241,458
3.20%, 11/18/29 (a)	200,000	209,438
2.15%, 07/15/30 (a)	300,000	290,586
2.50%, 05/15/31 (a)	200,000	198,302
3.00%, 07/15/50 (a)	100,000	95,916
2.95%, 09/15/51 (a)	150,000	143,412
3.40%, 02/15/52 (a)	150,000	154,722
Fidelity National Information Services, Inc.
0.38%, 03/01/23	200,000	199,094
0.60%, 03/01/24	150,000	147,956
1.15%, 03/01/26 (a)	250,000	244,010
1.65%, 03/01/28 (a)	200,000	193,370
3.75%, 05/21/29 (a)	250,000	273,600
2.25%, 03/01/31 (a)	200,000	195,802
3.10%, 03/01/41 (a)	200,000	200,476
Fiserv, Inc.
3.80%, 10/01/23 (a)	150,000	157,463
2.75%, 07/01/24 (a)	450,000	465,804
3.85%, 06/01/25 (a)	100,000	107,166
3.20%, 07/01/26 (a)	450,000	475,195
2.25%, 06/01/27 (a)	250,000	254,203
4.20%, 10/01/28 (a)	150,000	167,952
3.50%, 07/01/29 (a)	650,000	694,037
2.65%, 06/01/30 (a)	150,000	151,568
4.40%, 07/01/49 (a)	475,000	569,587
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	218,574
3.75%, 02/01/26 (a)	200,000	213,860
4.88%, 06/15/29 (a)	100,000	113,644
4.88%, 05/12/30 (a)	200,000	227,838
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	146,040
2.20%, 03/15/31 (a)	100,000	98,331
Global Payments, Inc.
3.75%, 06/01/23 (a)	200,000	206,854
4.00%, 06/01/23 (a)	100,000	104,352
2.65%, 02/15/25 (a)	250,000	257,507
1.20%, 03/01/26 (a)	200,000	194,004
4.45%, 06/01/28 (a)	100,000	111,501
3.20%, 08/15/29 (a)	200,000	207,476
2.90%, 05/15/30 (a)	225,000	228,303
4.15%, 08/15/49 (a)	200,000	226,560
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (a)	150,000	152,534
1.45%, 04/01/24 (a)	500,000	502,775
4.90%, 10/15/25 (a)	350,000	389,441
1.75%, 04/01/26 (a)	400,000	400,748
6.20%, 10/15/35 (a)	150,000	197,940
6.35%, 10/15/45 (a)	262,000	355,696
HP, Inc.
2.20%, 06/17/25 (a)	150,000	153,620
1.45%, 06/17/26 (a)(c)	200,000	197,168
3.00%, 06/17/27 (a)	300,000	316,233
3.40%, 06/17/30 (a)	200,000	210,358
2.65%, 06/17/31 (a)(c)	200,000	197,580
6.00%, 09/15/41	250,000	332,735
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IHS Markit Ltd.
4.13%, 08/01/23 (a)	100,000	104,909
4.75%, 08/01/28 (a)	150,000	174,546
4.25%, 05/01/29 (a)	175,000	198,921
Intel Corp.
2.70%, 12/15/22	350,000	357,878
2.88%, 05/11/24 (a)	300,000	313,251
3.40%, 03/25/25 (a)	350,000	373,012
3.70%, 07/29/25 (a)	450,000	486,580
2.60%, 05/19/26 (a)	150,000	157,439
3.75%, 03/25/27 (a)	250,000	275,275
1.60%, 08/12/28 (a)	400,000	394,376
2.45%, 11/15/29 (a)	450,000	464,202
3.90%, 03/25/30 (a)	300,000	341,205
2.00%, 08/12/31 (a)	300,000	296,436
4.00%, 12/15/32	150,000	175,562
4.60%, 03/25/40 (a)	350,000	437,209
4.80%, 10/01/41	295,000	385,745
4.25%, 12/15/42	100,000	123,531
4.10%, 05/19/46 (a)	450,000	542,340
4.10%, 05/11/47 (a)	100,000	120,656
3.73%, 12/08/47 (a)	350,000	402,878
3.25%, 11/15/49 (a)	300,000	319,659
4.75%, 03/25/50 (a)	400,000	539,812
3.05%, 08/12/51 (a)	250,000	259,345
3.10%, 02/15/60 (a)	160,000	163,712
4.95%, 03/25/60 (a)	300,000	426,834
3.20%, 08/12/61 (a)	200,000	208,364
International Business Machines Corp.
3.38%, 08/01/23	350,000	365,197
3.63%, 02/12/24	400,000	422,652
3.00%, 05/15/24	650,000	680,212
3.45%, 02/19/26	300,000	322,164
3.30%, 05/15/26	550,000	589,523
3.30%, 01/27/27	250,000	269,057
1.70%, 05/15/27 (a)	300,000	297,762
6.22%, 08/01/27	230,000	284,328
3.50%, 05/15/29	650,000	707,772
1.95%, 05/15/30 (a)	200,000	195,386
4.15%, 05/15/39	450,000	526,198
5.60%, 11/30/39	150,000	208,350
2.85%, 05/15/40 (a)	200,000	198,300
4.00%, 06/20/42	200,000	231,628
4.70%, 02/19/46	150,000	196,353
4.25%, 05/15/49	650,000	802,860
2.95%, 05/15/50 (a)	200,000	200,906
Intuit, Inc.
0.65%, 07/15/23	150,000	149,816
0.95%, 07/15/25 (a)	100,000	98,837
1.35%, 07/15/27 (a)	250,000	245,843
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	198,622
3.60%, 01/15/30 (a)	100,000	108,254
3.00%, 01/15/31 (a)	200,000	205,630
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	250,000	247,170
3.75%, 08/15/29 (a)	150,000	163,505
5.95%, 03/15/41	100,000	133,290
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	169,299
3.00%, 10/30/29 (a)	100,000	105,075
KLA Corp.
4.65%, 11/01/24 (a)	230,000	250,583
4.10%, 03/15/29 (a)	100,000	113,649
5.00%, 03/15/49 (a)	100,000	137,456
3.30%, 03/01/50 (a)	200,000	216,090

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(c)	150,000	146,447
3.15%, 10/15/31 (a)(c)	150,000	144,222
4.10%, 10/15/41 (a)(c)	150,000	146,225
Lam Research Corp.
3.80%, 03/15/25 (a)	230,000	247,712
3.75%, 03/15/26 (a)	200,000	218,776
4.00%, 03/15/29 (a)	150,000	168,870
1.90%, 06/15/30 (a)	200,000	197,858
4.88%, 03/15/49 (a)	200,000	277,414
2.88%, 06/15/50 (a)	200,000	205,108
Leidos, Inc.
2.95%, 05/15/23 (a)	100,000	102,779
3.63%, 05/15/25 (a)	150,000	160,073
4.38%, 05/15/30 (a)	150,000	168,368
2.30%, 02/15/31 (a)	250,000	242,720
Marvell Technology, Inc.
4.20%, 06/22/23 (a)(c)	150,000	156,807
1.65%, 04/15/26 (a)	100,000	99,471
2.45%, 04/15/28 (a)	100,000	100,719
4.88%, 06/22/28 (a)(c)	100,000	114,779
2.95%, 04/15/31 (a)	100,000	102,348
Mastercard, Inc.
2.00%, 03/03/25 (a)	400,000	411,284
2.95%, 11/21/26 (a)	250,000	266,800
3.30%, 03/26/27 (a)	150,000	162,330
3.50%, 02/26/28 (a)	100,000	110,341
2.95%, 06/01/29 (a)	150,000	160,875
3.35%, 03/26/30 (a)	300,000	331,575
1.90%, 03/15/31 (a)	150,000	150,251
3.80%, 11/21/46 (a)	200,000	240,058
3.95%, 02/26/48 (a)	150,000	183,351
3.65%, 06/01/49 (a)	250,000	292,922
3.85%, 03/26/50 (a)	200,000	241,412
2.95%, 03/15/51 (a)	150,000	159,555
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	108,369
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	350,000	366,401
2.67%, 09/01/23	200,000	205,364
Micron Technology, Inc.
4.98%, 02/06/26 (a)	250,000	280,265
4.19%, 02/15/27 (a)	150,000	164,882
5.33%, 02/06/29 (a)	200,000	235,660
4.66%, 02/15/30 (a)	150,000	172,194
2.70%, 04/15/32 (a)	200,000	201,198
3.48%, 11/01/51 (a)	150,000	152,162
Microsoft Corp.
2.38%, 05/01/23 (a)	300,000	306,429
2.00%, 08/08/23 (a)	400,000	408,560
3.63%, 12/15/23 (a)	350,000	368,557
2.88%, 02/06/24 (a)	450,000	468,513
2.70%, 02/12/25 (a)	450,000	472,203
3.13%, 11/03/25 (a)	530,000	565,743
2.40%, 08/08/26 (a)	800,000	835,024
3.30%, 02/06/27 (a)	750,000	813,615
3.50%, 02/12/35 (a)	250,000	287,225
4.20%, 11/03/35 (a)	250,000	309,155
3.45%, 08/08/36 (a)	350,000	402,780
4.10%, 02/06/37 (a)	450,000	551,682
5.30%, 02/08/41	100,000	142,137
4.45%, 11/03/45 (a)	100,000	135,183
3.70%, 08/08/46 (a)	749,000	910,087
4.25%, 02/06/47 (a)	200,000	262,136
2.53%, 06/01/50 (a)	1,050,000	1,043,679
2.92%, 03/17/52 (a)	1,675,000	1,782,384
4.00%, 02/12/55 (a)	100,000	129,269
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 08/08/56 (a)	150,000	191,841
4.50%, 02/06/57 (a)	150,000	213,537
2.68%, 06/01/60 (a)	629,000	633,573
3.04%, 03/17/62 (a)	445,000	486,283
Moody's Corp.
2.63%, 01/15/23 (a)	150,000	153,120
3.75%, 03/24/25 (a)	200,000	214,220
3.25%, 01/15/28 (a)	100,000	108,488
4.25%, 02/01/29 (a)	150,000	171,779
2.00%, 08/19/31 (a)	200,000	195,814
4.88%, 12/17/48 (a)	100,000	135,618
3.25%, 05/20/50 (a)	100,000	107,524
2.55%, 08/18/60 (a)	150,000	135,665
Motorola Solutions, Inc.
4.00%, 09/01/24	200,000	213,446
4.60%, 02/23/28 (a)	150,000	171,422
4.60%, 05/23/29 (a)	150,000	172,358
2.30%, 11/15/30 (a)	250,000	244,330
2.75%, 05/24/31 (a)	150,000	151,302
5.50%, 09/01/44	100,000	130,803
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	253,078
2.38%, 06/22/27 (a)	150,000	153,599
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	248,810
0.58%, 06/14/24 (a)	200,000	198,124
3.20%, 09/16/26 (a)	300,000	324,384
1.55%, 06/15/28 (a)	250,000	246,703
2.85%, 04/01/30 (a)	250,000	265,352
2.00%, 06/15/31 (a)	250,000	248,565
3.50%, 04/01/40 (a)	250,000	282,550
3.50%, 04/01/50 (a)	450,000	520,879
3.70%, 04/01/60 (a)	100,000	120,152
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	200,000	215,132
5.35%, 03/01/26 (a)(c)	250,000	284,330
5.55%, 12/01/28 (a)(c)	200,000	241,330
2.50%, 05/11/31 (a)(c)	200,000	200,300
3.25%, 05/11/41 (a)(c)	200,000	205,714
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	175,000	181,409
4.30%, 06/18/29 (a)(c)	150,000	168,893
3.40%, 05/01/30 (a)(c)	200,000	213,838
Oracle Corp.
2.63%, 02/15/23 (a)	400,000	408,408
3.63%, 07/15/23	212,000	221,483
2.40%, 09/15/23 (a)	500,000	511,580
3.40%, 07/08/24 (a)	250,000	262,937
2.95%, 11/15/24 (a)	450,000	470,142
2.50%, 04/01/25 (a)	750,000	773,445
2.95%, 05/15/25 (a)	601,000	627,967
1.65%, 03/25/26 (a)	750,000	746,512
2.65%, 07/15/26 (a)	600,000	619,470
2.80%, 04/01/27 (a)	400,000	414,796
3.25%, 11/15/27 (a)	400,000	423,652
2.30%, 03/25/28 (a)	500,000	503,160
2.95%, 04/01/30 (a)	700,000	723,170
3.25%, 05/15/30 (a)	200,000	211,862
2.88%, 03/25/31 (a)	450,000	460,840
4.30%, 07/08/34 (a)	300,000	339,426
3.90%, 05/15/35 (a)	250,000	272,570
3.85%, 07/15/36 (a)	150,000	162,393
3.80%, 11/15/37 (a)	400,000	426,644
6.50%, 04/15/38	200,000	280,832
6.13%, 07/08/39	250,000	341,302
3.60%, 04/01/40 (a)	650,000	675,369
5.38%, 07/15/40	600,000	755,778

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 03/25/41 (a)	500,000	524,685
4.50%, 07/08/44 (a)	230,000	265,523
4.13%, 05/15/45 (a)	450,000	495,283
4.00%, 07/15/46 (a)	470,000	508,098
4.00%, 11/15/47 (a)	500,000	538,800
3.60%, 04/01/50 (a)	850,000	861,305
3.95%, 03/25/51 (a)	700,000	754,236
4.38%, 05/15/55 (a)	350,000	402,314
3.85%, 04/01/60 (a)	650,000	678,535
4.10%, 03/25/61 (a)	300,000	328,431
PayPal Holdings, Inc.
1.35%, 06/01/23	200,000	202,062
2.40%, 10/01/24 (a)	250,000	258,562
1.65%, 06/01/25 (a)	250,000	252,675
2.65%, 10/01/26 (a)	250,000	262,695
2.85%, 10/01/29 (a)	300,000	316,296
2.30%, 06/01/30 (a)	200,000	202,922
3.25%, 06/01/50 (a)	250,000	270,952
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	211,352
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	150,000	153,186
2.90%, 05/20/24 (a)	150,000	156,752
3.45%, 05/20/25 (a)	350,000	374,055
3.25%, 05/20/27 (a)	350,000	376,869
1.30%, 05/20/28 (a)	367,000	356,093
2.15%, 05/20/30 (a)	200,000	202,534
1.65%, 05/20/32 (a)	283,000	269,255
4.65%, 05/20/35 (a)	300,000	373,974
4.80%, 05/20/45 (a)	350,000	473,938
4.30%, 05/20/47 (a)	200,000	255,534
3.25%, 05/20/50 (a)	225,000	250,821
RELX Capital, Inc.
3.50%, 03/16/23 (a)	100,000	103,241
4.00%, 03/18/29 (a)	150,000	166,734
3.00%, 05/22/30 (a)	250,000	263,600
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	217,874
2.50%, 12/01/29 (a)	100,000	103,567
1.25%, 08/15/30 (a)	150,000	141,159
3.25%, 12/01/49 (a)	100,000	111,217
2.30%, 08/15/60 (a)	250,000	222,105
salesforce.com, Inc.
3.25%, 04/11/23 (a)	250,000	258,340
0.63%, 07/15/24 (a)	200,000	198,398
3.70%, 04/11/28 (a)	300,000	334,827
1.95%, 07/15/31 (a)	450,000	446,341
2.70%, 07/15/41 (a)	350,000	353,237
2.90%, 07/15/51 (a)	500,000	518,850
3.05%, 07/15/61 (a)	150,000	158,297
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	280,098
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	200,342
3.00%, 06/01/31 (a)	200,000	202,906
SYNNEX Corp.
1.75%, 08/09/26 (a)(c)	250,000	244,563
2.38%, 08/09/28 (a)(c)	200,000	196,642
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	250,000	251,325
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	194,850
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	250,000	252,233
1.13%, 09/15/26 (a)	250,000	247,360
2.90%, 11/03/27 (a)	75,000	80,627
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 09/04/29 (a)	100,000	103,007
1.75%, 05/04/30 (a)	200,000	196,976
1.90%, 09/15/31 (a)	100,000	99,395
3.88%, 03/15/39 (a)	150,000	180,029
4.15%, 05/15/48 (a)	350,000	448,269
2.70%, 09/15/51 (a)	100,000	103,199
The Western Union Co.
4.25%, 06/09/23 (a)	100,000	104,733
2.85%, 01/10/25 (a)	100,000	103,961
1.35%, 03/15/26 (a)	200,000	195,318
6.20%, 11/17/36	100,000	125,199
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	158,469
3.35%, 05/15/26 (a)	150,000	160,254
5.50%, 08/15/35	100,000	130,344
5.65%, 11/23/43 (a)	150,000	209,976
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	156,737
4.75%, 12/01/24 (a)	50,000	54,542
4.90%, 06/15/28 (a)	100,000	114,719
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	251,228
2.50%, 10/25/31 (a)	250,000	255,700
3.13%, 10/25/41 (a)	250,000	263,867
3.25%, 10/25/51 (a)	250,000	269,867
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	105,385
3.70%, 02/15/26 (a)	100,000	108,222
3.13%, 08/15/27 (a)	100,000	107,705
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	156,504
2.70%, 06/15/31 (a)	250,000	252,750
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	162,587
4.13%, 03/15/29 (a)	150,000	168,396
5.50%, 06/15/45 (a)	50,000	69,092
3.63%, 05/15/50 (a)	100,000	110,457
Visa, Inc.
2.80%, 12/14/22 (a)	400,000	408,144
3.15%, 12/14/25 (a)	800,000	855,696
1.90%, 04/15/27 (a)	300,000	304,917
0.75%, 08/15/27 (a)	250,000	239,585
2.05%, 04/15/30 (a)	300,000	302,817
1.10%, 02/15/31 (a)	350,000	326,672
4.15%, 12/14/35 (a)	330,000	394,459
2.70%, 04/15/40 (a)	250,000	255,948
4.30%, 12/14/45 (a)	745,000	945,181
3.65%, 09/15/47 (a)	200,000	235,972
2.00%, 08/15/50 (a)	250,000	222,145
VMware, Inc.
0.60%, 08/15/23	200,000	198,928
1.00%, 08/15/24 (a)	250,000	248,288
4.50%, 05/15/25 (a)	150,000	163,896
1.40%, 08/15/26 (a)	300,000	293,451
4.65%, 05/15/27 (a)	150,000	169,455
3.90%, 08/21/27 (a)	200,000	218,016
1.80%, 08/15/28 (a)	200,000	194,132
4.70%, 05/15/30 (a)	150,000	174,036
2.20%, 08/15/31 (a)	350,000	340,550
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	104,046
2.38%, 06/01/30 (a)	200,000	203,244
		143,508,681

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	147,896	152,850
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	152,374	158,512
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	153,465	155,512
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	117,188	122,534
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	110,246	111,991
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (a)	150,000	153,603
3.85%, 09/01/23 (a)	150,000	157,121
3.75%, 04/01/24 (a)	200,000	211,620
3.40%, 09/01/24 (a)	200,000	211,806
3.65%, 09/01/25 (a)	200,000	216,300
3.25%, 06/15/27 (a)	200,000	217,100
6.20%, 08/15/36	150,000	215,179
5.75%, 05/01/40 (a)	100,000	139,575
5.05%, 03/01/41 (a)	100,000	131,438
5.40%, 06/01/41 (a)	100,000	136,295
4.95%, 09/15/41 (a)	200,000	262,654
4.38%, 09/01/42 (a)	250,000	308,170
5.15%, 09/01/43 (a)	100,000	135,509
4.90%, 04/01/44 (a)	100,000	132,298
4.55%, 09/01/44 (a)	90,000	114,005
4.15%, 04/01/45 (a)	250,000	305,717
4.70%, 09/01/45 (a)	100,000	131,546
3.90%, 08/01/46 (a)	250,000	296,975
4.05%, 06/15/48 (a)	400,000	488,520
4.15%, 12/15/48 (a)	500,000	619,340
3.55%, 02/15/50 (a)	100,000	114,199
3.05%, 02/15/51 (a)	100,000	105,152
3.30%, 09/15/51 (a)	200,000	219,678
Canadian National Railway Co.
2.75%, 03/01/26 (a)	300,000	315,459
6.90%, 07/15/28	150,000	196,687
6.20%, 06/01/36	150,000	211,270
3.20%, 08/02/46 (a)	150,000	161,348
3.65%, 02/03/48 (a)	100,000	115,152
4.45%, 01/20/49 (a)	150,000	194,970
2.45%, 05/01/50 (a)	200,000	188,768
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	200,000	209,630
4.00%, 06/01/28 (a)	150,000	167,931
2.05%, 03/05/30 (a)	100,000	99,043
4.80%, 09/15/35 (a)	150,000	186,366
5.95%, 05/15/37	200,000	275,208
4.80%, 08/01/45 (a)	100,000	130,658
6.13%, 09/15/15 (a)	100,000	151,882
CSX Corp.
3.40%, 08/01/24 (a)	150,000	158,633
3.35%, 11/01/25 (a)	100,000	107,227
2.60%, 11/01/26 (a)	100,000	105,095
3.25%, 06/01/27 (a)	150,000	160,214
3.80%, 03/01/28 (a)	200,000	220,428
4.25%, 03/15/29 (a)	150,000	170,870
2.40%, 02/15/30 (a)	150,000	152,768
6.22%, 04/30/40	500,000	725,525
4.75%, 05/30/42 (a)	250,000	315,690
4.10%, 03/15/44 (a)	200,000	236,030
3.80%, 11/01/46 (a)	100,000	115,276
4.30%, 03/01/48 (a)	200,000	246,416
4.75%, 11/15/48 (a)	100,000	132,536
4.50%, 03/15/49 (a)	150,000	192,042
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 09/15/49 (a)	100,000	108,525
3.80%, 04/15/50 (a)	100,000	117,535
3.95%, 05/01/50 (a)	200,000	240,342
2.50%, 05/15/51 (a)	250,000	233,737
4.50%, 08/01/54 (a)	100,000	129,576
4.65%, 03/01/68 (a)	50,000	66,907
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	208,194
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	94,021	92,692
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	268,392
3.40%, 02/15/28 (a)	150,000	163,491
3.10%, 08/05/29 (a)	200,000	212,584
4.90%, 01/15/34	150,000	183,249
1.88%, 02/20/34	236,632	233,733
3.90%, 02/01/35	200,000	224,792
3.88%, 08/01/42	150,000	165,465
4.10%, 04/15/43	100,000	113,610
5.10%, 01/15/44	75,000	96,647
4.10%, 02/01/45	250,000	282,782
4.75%, 11/15/45 (a)	300,000	373,389
4.55%, 04/01/46 (a)	300,000	365,043
4.40%, 01/15/47 (a)	100,000	119,418
4.05%, 02/15/48 (a)	250,000	286,425
4.95%, 10/17/48 (a)	150,000	194,509
5.25%, 05/15/50 (a)	300,000	406,365
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(c)	150,000	147,795
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	163,023
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	91,465	92,424
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/32	233,641	252,514
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	157,056
4.95%, 08/15/45 (a)	100,000	131,796
4.70%, 05/01/48 (a)	150,000	190,519
3.50%, 05/01/50 (a)	100,000	110,092
4.20%, 11/15/69 (a)	100,000	121,600
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	108,477
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	150,000	153,113
3.65%, 08/01/25 (a)	100,000	107,691
2.90%, 06/15/26 (a)	200,000	210,860
3.15%, 06/01/27 (a)	200,000	213,544
3.80%, 08/01/28 (a)	150,000	167,421
2.55%, 11/01/29 (a)	100,000	103,548
3.95%, 10/01/42 (a)	330,000	384,391
4.45%, 06/15/45 (a)	150,000	187,674
4.65%, 01/15/46 (a)	150,000	193,155
3.94%, 11/01/47 (a)	200,000	236,924
4.15%, 02/28/48 (a)	100,000	121,367
4.10%, 05/15/49 (a)	100,000	121,661
3.40%, 11/01/49 (a)	100,000	109,548
3.05%, 05/15/50 (a)	200,000	206,692
2.90%, 08/25/51 (a)	100,000	100,826
4.05%, 08/15/52 (a)	150,000	182,509
3.16%, 05/15/55 (a)	150,000	156,908
4.10%, 05/15/21 (a)	100,000	117,063
Ryder System, Inc.
3.75%, 06/09/23 (a)	150,000	156,188
3.88%, 12/01/23 (a)	150,000	158,232
3.65%, 03/18/24 (a)	100,000	105,642

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 06/01/25 (a)	150,000	165,453
3.35%, 09/01/25 (a)	150,000	159,578
2.90%, 12/01/26 (a)	100,000	104,638
Southwest Airlines Co.
4.75%, 05/04/23	225,000	236,308
5.25%, 05/04/25 (a)	320,000	356,893
3.00%, 11/15/26 (a)	145,000	152,169
5.13%, 06/15/27 (a)	400,000	456,636
3.45%, 11/16/27 (a)	100,000	106,217
2.63%, 02/10/30 (a)	150,000	151,097
Union Pacific Corp.
3.65%, 02/15/24 (a)	500,000	526,225
3.15%, 03/01/24 (a)	200,000	209,498
3.25%, 01/15/25 (a)	100,000	105,822
3.75%, 07/15/25 (a)	150,000	162,453
2.75%, 03/01/26 (a)	150,000	157,647
3.00%, 04/15/27 (a)	200,000	212,762
3.95%, 09/10/28 (a)	250,000	280,755
3.70%, 03/01/29 (a)	150,000	166,517
2.40%, 02/05/30 (a)	200,000	204,784
2.38%, 05/20/31 (a)	200,000	204,292
3.60%, 09/15/37 (a)	350,000	395,906
3.55%, 08/15/39 (a)	100,000	111,989
3.20%, 05/20/41 (a)	200,000	214,674
4.05%, 11/15/45 (a)	150,000	181,447
4.05%, 03/01/46 (a)	150,000	181,455
4.00%, 04/15/47 (a)	150,000	181,412
4.30%, 03/01/49 (a)	100,000	126,631
3.25%, 02/05/50 (a)	450,000	488,907
3.80%, 10/01/51 (a)	150,000	177,119
3.88%, 02/01/55 (a)	50,000	59,275
3.95%, 08/15/59 (a)	100,000	121,348
3.84%, 03/20/60 (a)	450,000	534,537
2.97%, 09/16/62 (a)	150,000	151,293
4.10%, 09/15/67 (a)	100,000	124,195
3.75%, 02/05/70 (a)	200,000	233,426
3.80%, 04/06/71 (a)	450,000	531,135
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	87,246	91,399
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	257,004	269,641
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	99,430	104,917
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	118,340	122,638
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	78,855	80,551
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	128,802	136,656
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	81,946	89,482
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	93,558	93,746
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	541,980	592,021
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	134,700	140,120
United Parcel Service, Inc.
2.50%, 04/01/23 (a)	250,000	255,695
2.20%, 09/01/24 (a)	100,000	103,070
3.90%, 04/01/25 (a)	150,000	162,510
3.05%, 11/15/27 (a)	250,000	270,322
3.40%, 03/15/29 (a)	100,000	109,319
4.45%, 04/01/30 (a)	250,000	295,020
6.20%, 01/15/38	295,000	430,865
5.20%, 04/01/40 (a)	100,000	135,885
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/15/40 (a)	250,000	331,112
3.40%, 11/15/46 (a)	100,000	114,184
3.75%, 11/15/47 (a)	350,000	423,293
4.25%, 03/15/49 (a)	100,000	130,387
3.40%, 09/01/49 (a)	100,000	115,463
5.30%, 04/01/50 (a)	300,000	447,423
		34,206,188
		863,135,863

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	278,125
2.10%, 07/01/30 (a)	175,000	169,894
4.15%, 05/01/49 (a)	100,000	117,863
3.45%, 05/15/51 (a)	100,000	105,427
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	172,898
3.80%, 06/15/49 (a)	100,000	117,948
3.65%, 04/01/50 (a)	200,000	228,596
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	235,885
6.00%, 03/01/39	100,000	141,469
3.85%, 12/01/42	150,000	172,512
4.15%, 08/15/44 (a)	150,000	178,665
3.70%, 12/01/47 (a)	250,000	285,105
4.30%, 07/15/48 (a)	150,000	186,594
3.45%, 10/01/49 (a)	100,000	109,169
3.13%, 07/15/51 (a)	100,000	104,884
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	103,096
1.75%, 03/15/28 (a)	100,000	97,494
3.50%, 01/15/31 (a)	200,000	217,786
Ameren Illinois Co.
4.15%, 03/15/46 (a)	150,000	185,967
3.70%, 12/01/47 (a)	250,000	293,762
4.50%, 03/15/49 (a)	100,000	131,999
2.90%, 06/15/51 (a)	100,000	104,070
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	150,000	159,621
4.30%, 12/01/28 (a)	100,000	112,536
2.30%, 03/01/30 (a)	150,000	148,611
3.25%, 03/01/50 (a)	150,000	152,654
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	107,250
2.70%, 04/01/31 (a)	150,000	153,618
7.00%, 04/01/38	100,000	147,516
4.50%, 03/01/49 (a)	100,000	124,302
3.70%, 05/01/50 (a)	200,000	221,764
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	102,924
4.50%, 04/01/42 (a)	300,000	361,815
4.25%, 03/01/49 (a)	100,000	121,559
3.35%, 05/15/50 (a)	250,000	266,192
2.65%, 09/15/50 (a)	150,000	142,058
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	113,083
2.30%, 03/15/31 (a)	100,000	101,222
Avangrid, Inc.
3.15%, 12/01/24 (a)	150,000	157,511
3.20%, 04/15/25 (a)	150,000	158,321
3.80%, 06/01/29 (a)	100,000	110,218
Avista Corp.
4.35%, 06/01/48 (a)	100,000	127,360

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	103,435
6.35%, 10/01/36	100,000	143,293
3.50%, 08/15/46 (a)	150,000	166,968
3.75%, 08/15/47 (a)	150,000	177,147
3.20%, 09/15/49 (a)	150,000	159,768
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	450,000	460,062
3.75%, 11/15/23 (a)	200,000	210,176
4.05%, 04/15/25 (a)	400,000	435,288
3.25%, 04/15/28 (a)	350,000	376,988
3.70%, 07/15/30 (a)	350,000	390,379
6.13%, 04/01/36	298,000	407,759
5.15%, 11/15/43 (a)	100,000	131,278
4.50%, 02/01/45 (a)	250,000	309,427
3.80%, 07/15/48 (a)	150,000	171,015
4.45%, 01/15/49 (a)	300,000	376,440
4.25%, 10/15/50 (a)	100,000	123,409
2.85%, 05/15/51 (a)	250,000	243,965
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	367,878
2.50%, 06/15/30 (a)	250,000	249,737
4.35%, 05/01/33 (a)	150,000	172,250
3.88%, 10/15/49 (a)	100,000	114,136
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	267,231
3.00%, 02/01/27 (a)	150,000	159,603
4.50%, 04/01/44 (a)	250,000	319,505
4.25%, 02/01/49 (a)	100,000	128,396
2.90%, 07/01/50 (a)	200,000	207,572
3.35%, 04/01/51 (a)	150,000	168,656
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	257,220
4.25%, 11/01/28 (a)	150,000	168,747
2.95%, 03/01/30 (a)	100,000	104,092
3.70%, 09/01/49 (a)	100,000	112,287
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	160,667
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	108,190
4.88%, 03/01/44 (a)	100,000	129,075
4.75%, 06/01/50 (a)(b)	100,000	109,343
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	200,000	209,240
2.95%, 08/15/27 (a)	150,000	159,713
2.20%, 03/01/30 (a)	100,000	101,102
3.80%, 10/01/42 (a)	200,000	230,236
4.60%, 08/15/43 (a)	100,000	127,653
3.70%, 03/01/45 (a)	200,000	233,388
4.35%, 11/15/45 (a)	100,000	124,475
3.65%, 06/15/46 (a)	100,000	115,888
3.75%, 08/15/47 (a)	250,000	296,855
4.00%, 03/01/48 (a)	150,000	180,044
4.00%, 03/01/49 (a)	150,000	183,071
3.20%, 11/15/49 (a)	100,000	108,286
3.00%, 03/01/50 (a)	150,000	155,558
3.13%, 03/15/51 (a)	200,000	211,222
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	56,441
3.35%, 04/01/30 (a)	200,000	216,084
5.30%, 03/01/35	230,000	290,745
5.85%, 03/15/36	150,000	199,428
5.50%, 12/01/39	200,000	264,540
4.20%, 03/15/42	350,000	406,171
4.45%, 03/15/44 (a)	230,000	274,905
4.50%, 12/01/45 (a)	150,000	182,060
3.85%, 06/15/46 (a)	200,000	225,008
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 06/15/47 (a)	150,000	168,822
4.65%, 12/01/48 (a)	100,000	126,429
4.13%, 05/15/49 (a)	100,000	118,761
3.95%, 04/01/50 (a)	250,000	292,310
4.63%, 12/01/54 (a)	100,000	127,291
4.00%, 11/15/57 (a)	100,000	117,114
4.50%, 05/15/58 (a)	100,000	126,358
3.70%, 11/15/59 (a)	100,000	111,452
3.00%, 12/01/60 (a)	200,000	192,914
3.60%, 06/15/61 (a)	200,000	217,356
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	250,000	248,715
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	342,652
3.95%, 05/15/43 (a)	330,000	395,904
4.05%, 05/15/48 (a)	100,000	123,810
4.35%, 04/15/49 (a)	100,000	129,435
3.50%, 08/01/51 (a)	200,000	229,238
2.50%, 05/01/60 (a)	200,000	183,710
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	200,000	209,174
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100,000	142,591
5.45%, 02/01/41 (a)	100,000	137,143
5.10%, 06/01/65 (a)	100,000	149,084
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	156,339
3.90%, 10/01/25 (a)	150,000	162,383
2.85%, 08/15/26 (a)	550,000	577,230
4.25%, 06/01/28 (a)	150,000	167,730
3.38%, 04/01/30 (a)	350,000	371,686
5.25%, 08/01/33	180,000	222,633
5.95%, 06/15/35	100,000	132,702
7.00%, 06/15/38	100,000	146,518
4.90%, 08/01/41 (a)	100,000	125,507
4.05%, 09/15/42 (a)	100,000	114,543
4.70%, 12/01/44 (a)	150,000	189,014
4.60%, 03/15/49 (a)	100,000	128,491
5.75%, 10/01/54 (a)(b)	150,000	161,037
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	152,343
2.63%, 03/01/31 (a)	300,000	312,096
3.70%, 03/15/45 (a)	250,000	288,302
3.75%, 08/15/47 (a)	150,000	176,123
4.05%, 05/15/48 (a)	100,000	122,563
3.95%, 03/01/49 (a)	150,000	181,913
2.95%, 03/01/50 (a)	100,000	104,278
DTE Energy Co.
0.55%, 11/01/22	200,000	199,730
2.53%, 10/01/24	100,000	103,530
1.05%, 06/01/25 (a)	200,000	197,144
2.85%, 10/01/26 (a)	200,000	209,476
3.40%, 06/15/29 (a)	100,000	106,935
2.95%, 03/01/30 (a)	100,000	104,477
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	250,000	257,137
2.95%, 12/01/26 (a)	150,000	158,903
3.95%, 11/15/28 (a)	150,000	168,978
2.45%, 08/15/29 (a)	150,000	154,575
2.45%, 02/01/30 (a)	100,000	102,055
6.45%, 10/15/32	230,000	309,716
6.05%, 04/15/38	150,000	210,916
5.30%, 02/15/40	150,000	200,898
4.25%, 12/15/41 (a)	155,000	185,509
3.75%, 06/01/45 (a)	150,000	172,562
3.88%, 03/15/46 (a)	100,000	115,864
3.70%, 12/01/47 (a)	150,000	169,365

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 03/15/48 (a)	100,000	118,866
3.20%, 08/15/49 (a)	150,000	160,563
3.45%, 04/15/51 (a)	150,000	168,120
Duke Energy Corp.
3.75%, 04/15/24 (a)	455,000	479,488
0.90%, 09/15/25 (a)	200,000	194,990
2.65%, 09/01/26 (a)	450,000	467,064
3.15%, 08/15/27 (a)	200,000	210,900
3.40%, 06/15/29 (a)	200,000	214,252
2.45%, 06/01/30 (a)	250,000	249,712
2.55%, 06/15/31 (a)	200,000	199,336
4.80%, 12/15/45 (a)	200,000	251,672
3.75%, 09/01/46 (a)	250,000	270,225
3.95%, 08/15/47 (a)	100,000	112,261
4.20%, 06/15/49 (a)	100,000	115,739
3.50%, 06/15/51 (a)	200,000	209,398
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	405,000	432,698
3.80%, 07/15/28 (a)	150,000	166,499
1.75%, 06/15/30 (a)	250,000	242,040
6.35%, 09/15/37	150,000	217,855
3.40%, 10/01/46 (a)	250,000	268,485
4.20%, 07/15/48 (a)	150,000	184,227
Duke Energy Indiana LLC
6.35%, 08/15/38	200,000	287,288
4.90%, 07/15/43 (a)	100,000	128,122
3.25%, 10/01/49 (a)	150,000	160,109
2.75%, 04/01/50 (a)	100,000	96,879
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	148,845
4.30%, 02/01/49 (a)	150,000	184,115
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	221,856
4.10%, 05/15/42 (a)	100,000	116,522
4.10%, 03/15/43 (a)	150,000	176,858
4.15%, 12/01/44 (a)	278,000	329,411
4.20%, 08/15/45 (a)	200,000	243,002
3.70%, 10/15/46 (a)	250,000	287,937
2.50%, 08/15/50 (a)	250,000	234,517
Edison International
3.55%, 11/15/24 (a)	100,000	105,326
4.95%, 04/15/25 (a)	350,000	381,773
5.75%, 06/15/27 (a)	100,000	114,248
4.13%, 03/15/28 (a)	100,000	106,696
El Paso Electric Co.
6.00%, 05/15/35	44,000	58,562
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	160,511
4.75%, 06/15/46 (a)	250,000	299,770
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	105,981
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	111,358
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	105,241
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	211,744
4.20%, 04/01/49 (a)	150,000	185,294
2.65%, 06/15/51 (a)	200,000	191,526
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	243,567
2.95%, 09/01/26 (a)	300,000	314,055
2.80%, 06/15/30 (a)	250,000	255,687
2.40%, 06/15/31 (a)	150,000	148,046
3.75%, 06/15/50 (a)	150,000	166,523
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	104,584
0.62%, 11/17/23 (a)	200,000	198,994
0.95%, 10/01/24 (a)	200,000	198,216
2.40%, 10/01/26 (a)	400,000	411,104
3.25%, 04/01/28 (a)	250,000	269,005
4.00%, 03/15/33 (a)	100,000	114,830
4.20%, 09/01/48 (a)	100,000	122,884
4.20%, 04/01/50 (a)	150,000	186,371
2.90%, 03/15/51 (a)	200,000	201,468
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	118,072
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	250,000	236,637
4.50%, 03/30/39 (a)	250,000	299,665
3.55%, 09/30/49 (a)	100,000	109,527
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	212,846
4.13%, 03/01/42 (a)	100,000	118,405
4.25%, 12/01/45 (a)	100,000	123,172
3.25%, 09/01/49 (a)	100,000	107,263
3.45%, 04/15/50 (a)	150,000	164,717
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	370,530
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	205,552
2.90%, 09/15/29 (a)	250,000	260,432
Eversource Energy
3.80%, 12/01/23 (a)	150,000	157,899
3.15%, 01/15/25 (a)	130,000	136,642
0.80%, 08/15/25 (a)	200,000	194,702
3.30%, 01/15/28 (a)	100,000	107,432
4.25%, 04/01/29 (a)	150,000	169,320
1.65%, 08/15/30 (a)	250,000	235,440
2.55%, 03/15/31 (a)	100,000	101,547
3.45%, 01/15/50 (a)	150,000	161,183
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	268,602
4.05%, 04/15/30 (a)	300,000	337,269
4.95%, 06/15/35 (a)(c)	230,000	280,007
5.63%, 06/15/35	400,000	514,552
4.45%, 04/15/46 (a)	200,000	249,158
4.70%, 04/15/50 (a)	100,000	129,212
Exelon Generation Co., LLC
3.25%, 06/01/25 (a)	250,000	262,950
6.25%, 10/01/39	262,000	335,719
5.75%, 10/01/41 (a)	100,000	121,833
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	157,328
5.63%, 04/01/34	150,000	202,257
5.65%, 02/01/37	100,000	137,260
5.96%, 04/01/39	200,000	289,124
5.69%, 03/01/40	150,000	215,250
5.25%, 02/01/41 (a)	150,000	204,168
4.05%, 06/01/42 (a)	250,000	300,805
3.70%, 12/01/47 (a)	100,000	117,464
3.95%, 03/01/48 (a)	100,000	122,218
4.13%, 06/01/48 (a)	250,000	314,637
3.99%, 03/01/49 (a)	250,000	308,147
3.15%, 10/01/49 (a)	100,000	109,644
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	318,996
Georgia Power Co.
2.10%, 07/30/23	200,000	203,846
2.20%, 09/15/24 (a)	200,000	204,856
2.65%, 09/15/29 (a)	150,000	153,831

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 09/01/40	150,000	177,900
4.30%, 03/15/42	150,000	172,248
4.30%, 03/15/43	100,000	115,604
3.70%, 01/30/50 (a)	100,000	108,929
3.25%, 03/15/51 (a)	100,000	101,485
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	483,808
Iberdrola International BV
6.75%, 07/15/36	100,000	149,866
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	190,335
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	200,000	255,126
3.75%, 07/01/47 (a)	100,000	114,162
4.25%, 08/15/48 (a)	100,000	124,239
3.25%, 05/01/51 (a)	150,000	162,734
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	105,481
2.30%, 06/01/30 (a)	200,000	201,426
6.25%, 07/15/39	150,000	213,519
3.50%, 09/30/49 (a)	100,000	111,816
ITC Holdings Corp.
2.70%, 11/15/22 (a)	200,000	203,548
3.25%, 06/30/26 (a)	100,000	106,445
5.30%, 07/01/43 (a)	100,000	133,140
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	131,604
4.38%, 10/01/45 (a)	100,000	125,884
3.30%, 06/01/50 (a)	250,000	268,952
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	125,230
McCormick & Co., Inc.
2.90%, 03/01/50 (a)	150,000	154,403
MidAmerican Energy Co.
6.75%, 12/30/31	100,000	140,004
4.80%, 09/15/43 (a)	100,000	130,465
4.40%, 10/15/44 (a)	100,000	124,769
4.25%, 05/01/46 (a)	100,000	125,634
3.95%, 08/01/47 (a)	150,000	179,960
3.65%, 08/01/48 (a)	150,000	173,883
4.25%, 07/15/49 (a)	150,000	188,349
3.15%, 04/15/50 (a)	100,000	107,667
2.70%, 08/01/52 (a)	200,000	199,066
Mississippi Power Co.
4.25%, 03/15/42	100,000	118,060
3.10%, 07/30/51 (a)	100,000	101,681
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	100,000	98,709
1.00%, 10/18/24	200,000	199,144
3.25%, 11/01/25 (a)	250,000	266,905
3.40%, 02/07/28 (a)	200,000	216,982
3.70%, 03/15/29 (a)	250,000	278,690
2.40%, 03/15/30 (a)	150,000	152,379
1.35%, 03/15/31 (a)	150,000	138,828
1.65%, 06/15/31 (a)	200,000	190,128
4.02%, 11/01/32 (a)	150,000	172,017
4.75%, 04/30/43 (a)(b)	100,000	102,283
4.40%, 11/01/48 (a)	100,000	127,191
4.30%, 03/15/49 (a)	100,000	127,829
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	277,845
6.75%, 07/01/37	100,000	150,259
3.13%, 08/01/50 (a)	100,000	105,877
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	500,000	499,705
3.15%, 04/01/24 (a)	250,000	261,167
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 05/01/25 (a)	400,000	418,876
3.25%, 04/01/26 (a)	100,000	105,975
3.55%, 05/01/27 (a)	250,000	270,002
1.90%, 06/15/28 (a)	300,000	296,676
3.50%, 04/01/29 (a)	150,000	162,756
2.75%, 11/01/29 (a)	150,000	155,067
2.25%, 06/01/30 (a)	300,000	298,875
4.80%, 12/01/77 (a)(b)	200,000	218,042
Northern States Power Co.
5.30%, 06/01/42 (a)	37,000	50,797
3.40%, 08/15/42 (a)	250,000	275,595
4.00%, 08/15/45 (a)	150,000	183,521
3.60%, 05/15/46 (a)	200,000	231,654
3.60%, 09/15/47 (a)	250,000	291,792
NSTAR Electric Co.
5.50%, 03/15/40	250,000	346,310
OGE Energy Corp.
0.70%, 05/26/23 (a)	200,000	199,144
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	134,629
5.38%, 11/01/40	200,000	255,946
3.75%, 08/01/50 (a)	250,000	280,380
Ohio Edison Co.
6.88%, 07/15/36	100,000	145,169
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	208,030
1.63%, 01/15/31 (a)	150,000	143,762
4.00%, 06/01/49 (a)	50,000	59,565
2.90%, 10/01/51 (a)	150,000	148,877
Oklahoma Gas & Electric Co.
0.55%, 05/26/23 (a)	200,000	199,418
3.80%, 08/15/28 (a)	100,000	109,984
3.30%, 03/15/30 (a)	100,000	107,277
3.25%, 04/01/30 (a)	150,000	161,997
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	260,617
2.95%, 04/01/25 (a)	100,000	104,992
0.55%, 10/01/25 (a)	250,000	242,137
3.70%, 11/15/28 (a)	100,000	111,724
4.55%, 12/01/41 (a)	480,000	606,499
3.80%, 06/01/49 (a)	100,000	119,736
3.10%, 09/15/49 (a)	150,000	161,537
3.70%, 05/15/50 (a)	100,000	118,316
5.35%, 10/01/52 (a)	178,000	269,876
Pacific Gas & Electric Co.
1.37%, 03/10/23 (a)	200,000	198,916
4.25%, 08/01/23 (a)	300,000	310,869
3.40%, 08/15/24 (a)	200,000	206,958
3.45%, 07/01/25	200,000	207,582
3.15%, 01/01/26	500,000	512,535
2.95%, 03/01/26 (a)	200,000	203,512
2.10%, 08/01/27 (a)	200,000	193,286
3.30%, 12/01/27 (a)	250,000	254,680
3.00%, 06/15/28 (a)	150,000	150,389
3.75%, 07/01/28	200,000	208,722
4.55%, 07/01/30 (a)	750,000	819,067
2.50%, 02/01/31 (a)	450,000	430,816
3.25%, 06/01/31 (a)	150,000	151,059
4.50%, 07/01/40 (a)	600,000	633,234
3.30%, 08/01/40 (a)	250,000	237,017
4.75%, 02/15/44 (a)	200,000	209,166
4.30%, 03/15/45 (a)	200,000	205,528
3.95%, 12/01/47 (a)	200,000	197,654
4.95%, 07/01/50 (a)	750,000	840,120
3.50%, 08/01/50 (a)	350,000	333,952

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PacifiCorp
3.50%, 06/15/29 (a)	150,000	164,076
2.70%, 09/15/30 (a)	200,000	208,404
6.25%, 10/15/37	100,000	142,187
6.00%, 01/15/39	330,000	460,657
4.13%, 01/15/49 (a)	150,000	180,714
4.15%, 02/15/50 (a)	300,000	360,408
3.30%, 03/15/51 (a)	100,000	106,432
2.90%, 06/15/52 (a)	200,000	200,350
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	121,860
3.90%, 03/01/48 (a)	150,000	179,534
3.00%, 09/15/49 (a)	100,000	104,124
2.80%, 06/15/50 (a)	100,000	101,800
3.05%, 03/15/51 (a)	150,000	160,110
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	173,446
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	157,584
4.15%, 03/15/43 (a)	100,000	119,378
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	250,000	263,597
4.13%, 04/15/30 (a)	200,000	227,864
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	65,333
4.13%, 06/15/44 (a)	100,000	120,842
3.95%, 06/01/47 (a)	150,000	182,079
4.15%, 06/15/48 (a)	100,000	126,171
Progress Energy, Inc.
7.75%, 03/01/31	150,000	211,084
6.00%, 12/01/39	250,000	346,505
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	200,000	223,064
1.90%, 01/15/31 (a)	150,000	147,107
6.25%, 09/01/37	100,000	148,834
3.60%, 09/15/42 (a)	100,000	113,769
4.30%, 03/15/44 (a)	40,000	49,131
3.80%, 06/15/47 (a)	200,000	233,942
4.05%, 09/15/49 (a)	200,000	247,052
3.20%, 03/01/50 (a)	100,000	107,976
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	208,854
2.20%, 06/15/31 (a)	100,000	100,776
3.60%, 07/01/49 (a)	150,000	174,630
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	98,462
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	245,912
2.25%, 09/15/26 (a)	300,000	309,612
3.20%, 05/15/29 (a)	300,000	326,655
1.90%, 08/15/31 (a)	250,000	246,567
3.95%, 05/01/42 (a)	150,000	177,132
3.80%, 03/01/46 (a)	150,000	177,734
3.60%, 12/01/47 (a)	100,000	116,763
3.85%, 05/01/49 (a)	150,000	182,511
3.15%, 01/01/50 (a)	100,000	107,495
2.70%, 05/01/50 (a)	150,000	149,996
2.05%, 08/01/50 (a)	200,000	177,686
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	208,126
0.80%, 08/15/25 (a)	250,000	243,222
1.60%, 08/15/30 (a)	200,000	186,388
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	271,870
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	508,418
4.22%, 06/15/48 (a)	100,000	122,753
3.25%, 09/15/49 (a)	100,000	106,250
2.89%, 09/15/51 (a)	100,000	103,320
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	155,841
1.70%, 10/01/30 (a)	200,000	191,846
6.00%, 06/01/39	150,000	212,992
4.50%, 08/15/40	100,000	124,647
4.15%, 05/15/48 (a)	100,000	122,797
4.10%, 06/15/49 (a)	100,000	121,083
3.32%, 04/15/50 (a)	100,000	108,862
2.95%, 08/15/51 (a)	150,000	153,233
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	103,404
0.70%, 08/01/23	100,000	99,593
3.50%, 10/01/23 (a)	300,000	312,129
3.70%, 08/01/25 (a)	200,000	214,382
1.20%, 02/01/26 (a)	250,000	245,432
3.65%, 03/01/28 (a)	250,000	271,637
4.20%, 03/01/29 (a)	100,000	112,307
2.85%, 08/01/29 (a)	100,000	103,618
2.25%, 06/01/30 (a)	150,000	148,188
6.00%, 01/15/34	150,000	197,629
5.55%, 01/15/37	150,000	188,634
5.95%, 02/01/38	100,000	131,242
5.50%, 03/15/40	100,000	126,412
4.50%, 09/01/40 (a)	150,000	172,199
4.05%, 03/15/42 (a)	100,000	109,913
3.90%, 03/15/43 (a)	150,000	161,261
4.65%, 10/01/43 (a)	150,000	177,171
3.60%, 02/01/45 (a)	100,000	104,259
4.00%, 04/01/47 (a)	400,000	447,328
4.13%, 03/01/48 (a)	250,000	284,520
4.88%, 03/01/49 (a)	100,000	125,987
3.65%, 02/01/50 (a)	200,000	214,930
2.95%, 02/01/51 (a)	200,000	191,776
3.65%, 06/01/51 (a)	200,000	217,880
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	109,224
0.90%, 01/15/26 (a)	150,000	145,542
5.25%, 07/15/43	50,000	63,636
4.95%, 12/15/46 (a)	100,000	123,971
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	149,421
2.75%, 10/01/26 (a)	150,000	156,330
4.10%, 09/15/28 (a)	150,000	167,943
6.20%, 03/15/40	100,000	141,815
3.90%, 04/01/45 (a)	150,000	167,730
3.85%, 02/01/48 (a)	150,000	167,456
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	186,003
3.40%, 08/15/46 (a)	150,000	164,787
3.70%, 08/15/47 (a)	100,000	115,914
3.15%, 05/01/50 (a)	150,000	160,233
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	101,680
4.10%, 06/15/42 (a)	200,000	233,494
4.30%, 06/15/48 (a)	250,000	314,335
The AES Corp.
1.38%, 01/15/26 (a)	150,000	145,844
2.45%, 01/15/31 (a)	400,000	390,152
The Connecticut Light and Power Co
0.75%, 12/01/25 (a)	200,000	195,454
2.05%, 07/01/31 (a)	100,000	99,952
4.00%, 04/01/48 (a)	200,000	246,064

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Dayton Power & Light Co
3.95%, 06/15/49 (a)	100,000	117,266
The Southern Co.
2.95%, 07/01/23 (a)	250,000	256,817
0.60%, 02/26/24 (a)	200,000	197,428
3.25%, 07/01/26 (a)	400,000	423,780
3.70%, 04/30/30 (a)	250,000	270,735
4.25%, 07/01/36 (a)	150,000	170,727
4.40%, 07/01/46 (a)	450,000	533,241
4.00%, 01/15/51 (a)(b)	250,000	253,777
3.75%, 09/15/51 (a)(b)	200,000	198,336
The Toledo Edison Co.
6.15%, 05/15/37	100,000	139,075
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	188,852
4.85%, 12/01/48 (a)	50,000	66,416
4.00%, 06/15/50 (a)	100,000	118,831
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	164,463
2.95%, 03/15/30 (a)	200,000	214,394
2.15%, 03/15/32 (a)	100,000	99,303
3.90%, 09/15/42 (a)	40,000	46,526
4.00%, 04/01/48 (a)	250,000	304,285
2.63%, 03/15/51 (a)	250,000	245,632
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	100,000	101,943
3.50%, 03/15/27 (a)	250,000	271,155
3.80%, 04/01/28 (a)	150,000	165,767
2.88%, 07/15/29 (a)	250,000	263,510
6.00%, 05/15/37	300,000	415,788
8.88%, 11/15/38	150,000	270,040
4.00%, 01/15/43 (a)	100,000	116,867
4.65%, 08/15/43 (a)	200,000	254,394
4.45%, 02/15/44 (a)	100,000	125,268
4.20%, 05/15/45 (a)	100,000	122,048
3.80%, 09/15/47 (a)	150,000	175,554
4.60%, 12/01/48 (a)	150,000	196,887
3.30%, 12/01/49 (a)	350,000	382,977
WEC Energy Group, Inc.
0.55%, 09/15/23	200,000	198,578
1.38%, 10/15/27 (a)	200,000	193,786
1.80%, 10/15/30 (a)	250,000	238,625
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	127,341
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	107,500
3.65%, 04/01/50 (a)	100,000	116,438
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	284,580
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	450,000	446,530
4.00%, 06/15/28 (a)	250,000	280,032
2.60%, 12/01/29 (a)	100,000	102,714
3.40%, 06/01/30 (a)	100,000	108,244
3.50%, 12/01/49 (a)	100,000	110,642
		104,005,355
Natural Gas 0.2%
Atmos Energy Corp.
0.63%, 03/09/23 (a)	250,000	249,645
2.63%, 09/15/29 (a)	125,000	130,014
1.50%, 01/15/31 (a)	400,000	376,952
4.13%, 10/15/44 (a)	300,000	353,148
4.30%, 10/01/48 (a)	100,000	124,862
4.13%, 03/15/49 (a)	100,000	122,004
3.38%, 09/15/49 (a)	100,000	109,220
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	111,068
1.75%, 10/01/30 (a)	250,000	239,225
5.85%, 01/15/41 (a)	100,000	138,243
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	341,617
3.49%, 05/15/27 (a)	250,000	269,125
2.95%, 09/01/29 (a)	100,000	104,058
3.60%, 05/01/30 (a)	200,000	215,898
1.70%, 02/15/31 (a)	250,000	235,030
5.25%, 02/15/43 (a)	195,000	256,612
4.80%, 02/15/44 (a)	409,000	508,906
3.95%, 03/30/48 (a)	100,000	115,172
ONE Gas, Inc.
0.85%, 03/11/23 (a)	200,000	199,962
1.10%, 03/11/24 (a)	200,000	198,060
2.00%, 05/15/30 (a)	200,000	196,596
4.66%, 02/01/44 (a)	100,000	124,855
4.50%, 11/01/48 (a)	100,000	126,434
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	161,724
2.50%, 03/15/31 (a)	100,000	100,463
3.64%, 11/01/46 (a)	100,000	108,741
3.35%, 06/01/50 (a)	100,000	107,006
Sempra Energy
2.90%, 02/01/23	250,000	255,670
3.55%, 06/15/24	150,000	159,561
3.75%, 11/15/25	150,000	163,761
3.25%, 06/15/27 (a)	200,000	212,080
3.40%, 02/01/28 (a)	200,000	215,670
3.80%, 02/01/38 (a)	150,000	166,167
6.00%, 10/15/39	150,000	209,462
4.00%, 02/01/48 (a)	150,000	173,655
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	52,535
2.60%, 06/15/26 (a)	130,000	135,942
2.55%, 02/01/30 (a)	100,000	103,111
3.75%, 09/15/42 (a)	150,000	169,196
4.30%, 01/15/49 (a)	250,000	318,230
3.95%, 02/15/50 (a)	100,000	120,989
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	153,435
1.75%, 01/15/31 (a)	250,000	235,342
5.88%, 03/15/41 (a)	150,000	208,047
4.40%, 06/01/43 (a)	75,000	87,364
3.95%, 10/01/46 (a)	150,000	168,893
4.40%, 05/30/47 (a)	200,000	239,136
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	247,300
4.15%, 06/01/49 (a)	100,000	117,479
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	110,637
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	116,880
		9,465,182
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	159,108
3.75%, 09/01/28 (a)	240,000	267,120
3.45%, 06/01/29 (a)	300,000	326,898
2.80%, 05/01/30 (a)	200,000	207,900
2.30%, 06/01/31 (a)	200,000	200,912
3.75%, 09/01/47 (a)	600,000	687,702
4.15%, 06/01/49 (a)	150,000	181,009
3.45%, 05/01/50 (a)	100,000	109,653

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	109,307
2.70%, 04/15/30 (a)	100,000	102,667
2.40%, 05/01/31 (a)	200,000	200,608
4.28%, 05/01/49 (a)	100,000	122,363
3.35%, 04/15/50 (a)	100,000	106,380
		2,781,627
		116,252,164
Total Corporates (Cost $1,358,185,320)		1,421,553,625

TREASURIES 38.7% OF NET ASSETS
Bonds
7.13%, 02/15/23	1,000,000	1,082,207
6.25%, 08/15/23	1,375,000	1,510,942
7.50%, 11/15/24	800,000	957,188
7.63%, 02/15/25	550,000	668,014
6.88%, 08/15/25	500,000	607,441
6.00%, 02/15/26	1,310,800	1,577,824
6.75%, 08/15/26	750,000	942,744
6.50%, 11/15/26	955,300	1,201,738
6.63%, 02/15/27	696,400	888,073
0.38%, 07/31/27	8,800,000	8,397,813
6.38%, 08/15/27	743,300	954,966
0.50%, 08/31/27	7,600,000	7,287,688
6.13%, 11/15/27	1,509,500	1,933,870
5.50%, 08/15/28	1,280,000	1,621,500
5.25%, 11/15/28	1,588,100	2,002,495
5.25%, 02/15/29	795,300	1,008,913
6.13%, 08/15/29	900,000	1,215,703
6.25%, 05/15/30	1,450,000	2,017,539
0.63%, 08/15/30 (h)	22,200,000	20,798,625
5.38%, 02/15/31	1,760,000	2,372,150
4.50%, 02/15/36	2,108,700	2,946,249
4.75%, 02/15/37	2,030,000	2,927,641
5.00%, 05/15/37	2,420,000	3,579,520
4.38%, 02/15/38	1,477,600	2,069,333
4.50%, 05/15/38	2,310,000	3,282,185
3.50%, 02/15/39	1,755,300	2,236,362
4.25%, 05/15/39	2,929,500	4,075,209
4.50%, 08/15/39	2,523,300	3,617,190
4.38%, 11/15/39	2,675,900	3,783,263
4.63%, 02/15/40	2,848,600	4,149,164
1.13%, 05/15/40	7,500,000	6,655,078
4.38%, 05/15/40	2,677,000	3,801,549
1.13%, 08/15/40	10,700,000	9,466,156
3.88%, 08/15/40	2,609,100	3,489,467
1.38%, 11/15/40	11,700,000	10,793,250
4.25%, 11/15/40	2,573,600	3,602,035
1.88%, 02/15/41	13,600,000	13,647,813
4.75%, 02/15/41	2,900,000	4,320,320
2.25%, 05/15/41	13,000,000	13,845,000
4.38%, 05/15/41	2,613,700	3,733,303
1.75%, 08/15/41	15,600,000	15,318,469
3.75%, 08/15/41	2,703,600	3,578,046
2.00%, 11/15/41	4,800,000	4,921,125
3.13%, 11/15/41	2,581,600	3,145,720
3.13%, 02/15/42	2,930,900	3,577,988
3.00%, 05/15/42	2,805,300	3,366,579
2.75%, 08/15/42	3,368,100	3,890,682
2.75%, 11/15/42	4,610,800	5,329,436
3.13%, 02/15/43	3,732,900	4,563,470
2.88%, 05/15/43	6,472,800	7,632,847
3.63%, 08/15/43	4,692,900	6,178,863
3.75%, 11/15/43	4,902,900	6,582,143
3.63%, 02/15/44	4,962,900	6,558,783
3.38%, 05/15/44	4,593,600	5,874,066
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 08/15/44	5,838,200	7,206,984
3.00%, 11/15/44	5,453,600	6,618,455
2.50%, 02/15/45	6,807,000	7,630,753
3.00%, 05/15/45	3,268,600	3,986,671
2.88%, 08/15/45	4,688,200	5,615,951
3.00%, 11/15/45	2,618,600	3,208,399
2.50%, 02/15/46	4,957,900	5,593,131
2.50%, 05/15/46	5,667,800	6,400,186
2.25%, 08/15/46	7,095,800	7,668,453
2.88%, 11/15/46	3,048,900	3,689,645
3.00%, 02/15/47	5,436,600	6,732,889
3.00%, 05/15/47	3,519,000	4,371,258
2.75%, 08/15/47	6,375,000	7,596,211
2.75%, 11/15/47	7,050,000	8,410,981
3.00%, 02/15/48	7,350,000	9,189,797
3.13%, 05/15/48	8,500,000	10,883,320
3.00%, 08/15/48	9,250,000	11,596,465
3.38%, 11/15/48	9,100,000	12,204,664
3.00%, 02/15/49	10,050,000	12,675,562
2.88%, 05/15/49	9,550,000	11,809,172
2.25%, 08/15/49	9,300,000	10,227,820
2.38%, 11/15/49	8,650,000	9,771,121
2.00%, 02/15/50	10,620,000	11,098,730
1.25%, 05/15/50	13,500,000	11,811,445
1.38%, 08/15/50	14,305,000	12,913,615
1.63%, 11/15/50	13,900,000	13,332,055
1.88%, 02/15/51	15,600,000	15,864,469
2.38%, 05/15/51 (h)	15,700,000	17,813,367
2.00%, 08/15/51	15,500,000	16,237,461
1.88%, 11/15/51	5,700,000	5,813,109
Notes
0.13%, 12/31/22	11,000,000	10,983,027
1.50%, 01/15/23	5,000,000	5,067,969
0.13%, 01/31/23	12,000,000	11,974,688
1.75%, 01/31/23	4,910,800	4,994,053
2.38%, 01/31/23	7,500,000	7,681,641
1.38%, 02/15/23	6,400,000	6,483,250
2.00%, 02/15/23	9,414,600	9,608,408
0.13%, 02/28/23	11,000,000	10,972,500
1.50%, 02/28/23	4,393,600	4,459,676
2.63%, 02/28/23	5,500,000	5,657,158
0.50%, 03/15/23	8,300,000	8,317,670
0.13%, 03/31/23	12,000,000	11,962,500
1.50%, 03/31/23	4,600,000	4,671,156
2.50%, 03/31/23	5,500,000	5,657,051
0.25%, 04/15/23	7,000,000	6,989,609
0.13%, 04/30/23	11,500,000	11,458,223
1.63%, 04/30/23	4,260,800	4,336,279
2.75%, 04/30/23	5,200,000	5,374,078
0.13%, 05/15/23	7,200,000	7,174,266
1.75%, 05/15/23	8,884,400	9,061,567
0.13%, 05/31/23	12,000,000	11,949,844
1.63%, 05/31/23	4,329,900	4,409,225
2.75%, 05/31/23	3,600,000	3,726,211
0.25%, 06/15/23	7,200,000	7,182,563
0.13%, 06/30/23	12,500,000	12,443,603
1.38%, 06/30/23	4,913,000	4,987,655
2.63%, 06/30/23	5,500,000	5,690,996
0.13%, 07/15/23	7,500,000	7,462,939
0.13%, 07/31/23	12,000,000	11,935,313
1.25%, 07/31/23	5,500,000	5,574,336
2.75%, 07/31/23	4,800,000	4,983,563
0.13%, 08/15/23	7,700,000	7,655,936
2.50%, 08/15/23	8,402,200	8,692,010
0.13%, 08/31/23	12,500,000	12,424,805
1.38%, 08/31/23	5,500,000	5,585,830
2.75%, 08/31/23	3,800,000	3,949,699
0.13%, 09/15/23	6,500,000	6,458,359
0.25%, 09/30/23	12,500,000	12,445,557

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 09/30/23	5,574,500	5,663,888
2.88%, 09/30/23	5,200,000	5,424,250
0.13%, 10/15/23	8,300,000	8,240,506
0.38%, 10/31/23	13,000,000	12,965,215
1.63%, 10/31/23	4,950,000	5,053,834
2.88%, 10/31/23	5,100,000	5,327,707
0.25%, 11/15/23	10,000,000	9,943,359
2.75%, 11/15/23	11,438,200	11,930,579
0.50%, 11/30/23	12,000,000	11,988,281
2.13%, 11/30/23	5,700,000	5,877,791
2.88%, 11/30/23	5,200,000	5,439,789
0.13%, 12/15/23	10,400,000	10,305,344
2.25%, 12/31/23	4,575,200	4,732,294
2.63%, 12/31/23	5,750,000	5,991,904
0.13%, 01/15/24	9,000,000	8,908,594
2.25%, 01/31/24	5,024,500	5,201,339
2.50%, 01/31/24	6,000,000	6,243,047
0.13%, 02/15/24	12,000,000	11,870,625
2.75%, 02/15/24	9,450,000	9,890,754
2.13%, 02/29/24	4,964,100	5,128,730
2.38%, 02/29/24	4,500,000	4,673,672
0.25%, 03/15/24	12,000,000	11,890,781
2.13%, 03/31/24	11,254,400	11,633,796
0.38%, 04/15/24	9,000,000	8,934,609
2.00%, 04/30/24	5,500,000	5,673,379
2.25%, 04/30/24	7,050,000	7,312,723
0.25%, 05/15/24	10,500,000	10,383,926
2.50%, 05/15/24	11,757,600	12,272,454
2.00%, 05/31/24	8,100,000	8,358,504
0.25%, 06/15/24	11,500,000	11,362,988
1.75%, 06/30/24	6,600,000	6,771,445
2.00%, 06/30/24	4,750,000	4,904,746
0.38%, 07/15/24	9,000,000	8,913,516
1.75%, 07/31/24	7,100,000	7,289,980
2.13%, 07/31/24	4,500,000	4,663,125
0.38%, 08/15/24	9,000,000	8,908,242
2.38%, 08/15/24	12,426,900	12,959,898
1.25%, 08/31/24	5,600,000	5,671,750
1.88%, 08/31/24	4,665,000	4,804,039
0.38%, 09/15/24	11,000,000	10,876,250
1.50%, 09/30/24	5,300,000	5,403,309
2.13%, 09/30/24	3,750,000	3,889,453
0.63%, 10/15/24	10,500,000	10,447,910
1.50%, 10/31/24	6,300,000	6,422,555
2.25%, 10/31/24	3,900,000	4,061,180
0.75%, 11/15/24	11,500,000	11,472,598
2.25%, 11/15/24	11,426,900	11,900,491
1.50%, 11/30/24	6,210,000	6,330,804
2.13%, 11/30/24	4,500,000	4,670,859
1.75%, 12/31/24	6,200,000	6,368,320
2.25%, 12/31/24	5,100,000	5,314,160
1.38%, 01/31/25	6,100,000	6,192,691
2.50%, 01/31/25	4,000,000	4,200,938
2.00%, 02/15/25	12,298,900	12,723,116
1.13%, 02/28/25	6,950,000	6,997,510
2.75%, 02/28/25	5,450,000	5,772,955
0.50%, 03/31/25	8,100,000	7,987,676
2.63%, 03/31/25	3,700,000	3,906,102
0.38%, 04/30/25	8,000,000	7,845,625
2.88%, 04/30/25	5,300,000	5,644,707
2.13%, 05/15/25	11,221,600	11,670,464
0.25%, 05/31/25	8,900,000	8,678,891
2.88%, 05/31/25	4,600,000	4,902,953
0.25%, 06/30/25	9,000,000	8,768,672
2.75%, 06/30/25	3,850,000	4,090,023
0.25%, 07/31/25	10,100,000	9,827,773
2.88%, 07/31/25	4,500,000	4,804,629
2.00%, 08/15/25	12,107,400	12,549,131
0.25%, 08/31/25	9,400,000	9,135,258
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 08/31/25	4,400,000	4,681,531
0.25%, 09/30/25	10,900,000	10,587,902
3.00%, 09/30/25	4,400,000	4,727,938
0.25%, 10/31/25	10,400,000	10,084,344
3.00%, 10/31/25	4,100,000	4,409,582
2.25%, 11/15/25	12,080,200	12,644,572
0.38%, 11/30/25	11,000,000	10,703,945
2.88%, 11/30/25	5,200,000	5,574,156
0.38%, 12/31/25	11,300,000	10,986,602
2.63%, 12/31/25	4,400,000	4,676,891
0.38%, 01/31/26	12,400,000	12,042,047
2.63%, 01/31/26	4,400,000	4,679,297
1.63%, 02/15/26	10,545,800	10,781,433
0.50%, 02/28/26	12,100,000	11,802,699
2.50%, 02/28/26	5,500,000	5,823,555
0.75%, 03/31/26	11,700,000	11,527,699
2.25%, 03/31/26	5,100,000	5,348,227
0.75%, 04/30/26	11,000,000	10,828,555
2.38%, 04/30/26	3,500,000	3,691,680
1.63%, 05/15/26	10,424,500	10,658,237
0.75%, 05/31/26	12,000,000	11,808,281
2.13%, 05/31/26	5,200,000	5,431,766
0.88%, 06/30/26	10,900,000	10,778,652
1.88%, 06/30/26	4,950,000	5,117,836
0.63%, 07/31/26	12,000,000	11,723,438
1.88%, 07/31/26	4,200,000	4,344,539
1.50%, 08/15/26	10,471,600	10,649,944
0.75%, 08/31/26	11,500,000	11,295,156
1.38%, 08/31/26	4,600,000	4,652,648
0.88%, 09/30/26	12,000,000	11,847,188
1.63%, 09/30/26	3,000,000	3,069,727
1.13%, 10/31/26	12,500,000	12,485,352
1.63%, 10/31/26	3,800,000	3,889,211
2.00%, 11/15/26	9,973,900	10,388,830
1.25%, 11/30/26	12,100,000	12,156,719
1.63%, 11/30/26	4,400,000	4,505,188
1.75%, 12/31/26	4,400,000	4,532,688
1.50%, 01/31/27	4,700,000	4,782,617
2.25%, 02/15/27	9,442,600	9,953,828
1.13%, 02/28/27	3,400,000	3,391,898
0.63%, 03/31/27	4,650,000	4,517,766
0.50%, 04/30/27	6,600,000	6,359,719
2.38%, 05/15/27	11,500,000	12,212,461
0.50%, 05/31/27	6,800,000	6,541,547
0.50%, 06/30/27	7,600,000	7,306,984
2.25%, 08/15/27	9,342,000	9,859,094
0.38%, 09/30/27	9,700,000	9,225,609
0.50%, 10/31/27	9,700,000	9,277,898
2.25%, 11/15/27	10,000,000	10,568,750
0.63%, 11/30/27	9,100,000	8,760,172
0.63%, 12/31/27	10,900,000	10,482,309
0.75%, 01/31/28	12,100,000	11,711,004
2.75%, 02/15/28	12,350,000	13,436,414
1.13%, 02/29/28	11,900,000	11,789,832
1.25%, 03/31/28	11,000,000	10,960,898
1.25%, 04/30/28	11,000,000	10,955,312
2.88%, 05/15/28	13,350,000	14,639,631
1.25%, 05/31/28	11,800,000	11,746,992
1.25%, 06/30/28	10,700,000	10,640,648
1.00%, 07/31/28	11,700,000	11,439,492
2.88%, 08/15/28	12,550,000	13,791,273
1.13%, 08/31/28	11,900,000	11,722,430
1.25%, 09/30/28	11,800,000	11,714,266
1.38%, 10/31/28	12,000,000	12,007,500
3.13%, 11/15/28	12,050,000	13,472,465
1.50%, 11/30/28	12,100,000	12,206,820
2.63%, 02/15/29	11,250,000	12,224,707
2.38%, 05/15/29	10,250,000	10,975,508
1.63%, 08/15/29	9,800,000	9,994,469

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 11/15/29	7,300,000	7,515,578
1.50%, 02/15/30	12,700,000	12,822,039
0.63%, 05/15/30 (h)	17,405,000	16,341,663
0.88%, 11/15/30 (h)	23,200,000	22,188,625
1.13%, 02/15/31	23,500,000	22,952,891
1.63%, 05/15/31	24,750,000	25,239,199
1.25%, 08/15/31	25,500,000	25,101,562
1.38%, 11/15/31	9,700,000	9,643,164
Total Treasuries (Cost $2,082,085,667)		2,125,782,584

GOVERNMENT RELATED 5.5% OF NET ASSETS

Agency 2.2%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.63%, 09/17/22	200,000	202,166
2.88%, 03/13/23	250,000	257,725
1.50%, 02/12/25	350,000	355,712
0.38%, 09/17/25	500,000	486,215
0.50%, 02/02/26	500,000	487,065
		1,788,883
Canada 0.0%
Export Development Canada
2.00%, 05/17/22	150,000	151,247
1.75%, 07/18/22	400,000	403,848
2.50%, 01/24/23	150,000	153,610
1.38%, 02/24/23	350,000	354,165
2.75%, 03/15/23	200,000	205,918
2.63%, 02/21/24	250,000	260,420
		1,529,208
Germany 0.3%
FMS Wertmanagement
2.00%, 08/01/22 (i)	450,000	455,283
2.75%, 03/06/23 (i)	200,000	205,858
Kreditanstalt Fuer Wiederaufbau
2.50%, 02/15/22 (i)	275,000	276,317
2.00%, 09/29/22 (i)	750,000	760,875
2.38%, 12/29/22 (i)	650,000	664,183
2.13%, 01/17/23 (i)	1,250,000	1,275,012
1.63%, 02/15/23 (i)	750,000	761,295
0.25%, 04/25/23 (i)	1,000,000	997,640
0.25%, 10/19/23 (i)	1,000,000	994,060
2.63%, 02/28/24 (i)	950,000	990,764
0.25%, 03/08/24 (i)	1,000,000	989,780
1.38%, 08/05/24 (i)	550,000	557,904
0.50%, 09/20/24 (i)	1,000,000	989,970
2.50%, 11/20/24 (i)	1,030,000	1,078,389
2.00%, 05/02/25 (i)	450,000	465,026
0.38%, 07/18/25 (i)	1,250,000	1,220,025
0.63%, 01/22/26 (i)	1,000,000	981,120
1.00%, 10/01/26 (i)	650,000	644,144
2.88%, 04/03/28 (i)	750,000	819,202
1.75%, 09/14/29 (i)	400,000	408,956
0.75%, 09/30/30 (i)	250,000	235,850
0.00%, 04/18/36 (i)(j)	300,000	235,110
0.00%, 06/29/37 (i)(j)	450,000	345,204
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (i)	300,000	309,537
0.50%, 05/27/25 (i)	300,000	294,423
2.38%, 06/10/25 (i)	750,000	784,155
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 03/30/26 (i)	250,000	247,018
1.75%, 07/27/26 (i)	250,000	256,298
2.50%, 11/15/27 (i)	250,000	265,875
0.88%, 09/03/30 (i)	500,000	474,985
		18,984,258
Japan 0.2%
Japan Bank for International Cooperation
2.50%, 06/01/22	200,000	202,220
2.38%, 07/21/22	400,000	405,228
1.75%, 01/23/23	350,000	355,169
0.63%, 05/22/23	600,000	600,768
3.25%, 07/20/23	400,000	417,016
0.38%, 09/15/23	500,000	497,525
3.38%, 10/31/23	500,000	525,595
2.50%, 05/23/24	750,000	779,385
3.00%, 05/29/24	200,000	210,338
1.75%, 10/17/24	200,000	204,284
2.50%, 05/28/25	250,000	261,487
0.63%, 07/15/25	500,000	490,330
2.75%, 01/21/26	200,000	212,104
2.38%, 04/20/26	500,000	523,500
1.88%, 07/21/26	400,000	409,664
2.25%, 11/04/26	300,000	312,222
2.88%, 06/01/27	200,000	214,728
2.88%, 07/21/27	200,000	214,838
2.75%, 11/16/27	450,000	480,897
3.25%, 07/20/28	200,000	221,476
3.50%, 10/31/28	200,000	225,442
2.00%, 10/17/29	200,000	205,372
1.25%, 01/21/31	250,000	242,333
1.88%, 04/15/31	700,000	713,839
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	207,248
2.75%, 04/27/27	200,000	213,304
1.00%, 07/22/30	380,000	361,977
		9,708,289
Norway 0.1%
Equinor A.S.A.
2.45%, 01/17/23	100,000	102,009
2.65%, 01/15/24	150,000	155,166
3.70%, 03/01/24	393,000	416,560
2.88%, 04/06/25 (a)	350,000	367,213
1.75%, 01/22/26 (a)	300,000	302,871
3.00%, 04/06/27 (a)	200,000	211,654
3.63%, 09/10/28 (a)	400,000	442,744
3.13%, 04/06/30 (a)	250,000	269,132
2.38%, 05/22/30 (a)	500,000	509,880
3.63%, 04/06/40 (a)	100,000	111,867
5.10%, 08/17/40	114,000	151,651
4.25%, 11/23/41	100,000	123,184
3.95%, 05/15/43	150,000	175,385
4.80%, 11/08/43	100,000	130,789
3.25%, 11/18/49 (a)	300,000	322,053
3.70%, 04/06/50 (a)	250,000	291,635
		4,083,793
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/14/24	500,000	533,845
2.38%, 06/25/24	200,000	207,860
2.88%, 01/21/25	400,000	420,752
0.75%, 09/21/25	750,000	736,823
3.25%, 11/10/25	750,000	807,495
1.25%, 09/21/30	500,000	479,170
2.50%, 06/29/41	200,000	206,388

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Korea Development Bank
3.00%, 09/14/22	488,000	497,150
3.75%, 01/22/24	500,000	531,770
2.13%, 10/01/24	250,000	258,850
3.00%, 01/13/26	200,000	213,500
2.00%, 10/25/31	250,000	252,445
		5,146,048
Sweden 0.1%
Svensk Exportkredit AB
2.88%, 03/14/23	750,000	773,152
0.25%, 09/29/23	200,000	198,634
0.50%, 11/10/23	250,000	249,203
1.75%, 12/12/23	500,000	510,615
0.38%, 07/30/24	400,000	394,760
0.63%, 10/07/24	300,000	297,603
0.63%, 05/14/25	275,000	270,817
0.50%, 08/26/25	350,000	341,950
		3,036,734
		44,277,213
U.S. 1.4%
Fannie Mae
2.50%, 02/05/24	1,300,000	1,352,923
1.75%, 07/02/24	1,000,000	1,025,720
2.63%, 09/06/24	1,830,000	1,921,701
1.63%, 01/07/25	3,500,000	3,574,585
0.63%, 04/22/25	1,000,000	988,390
0.50%, 06/17/25	2,000,000	1,962,800
2.13%, 04/24/26	1,000,000	1,042,300
1.88%, 09/24/26	1,000,000	1,031,670
6.03%, 10/08/27	164,000	207,491
6.63%, 11/15/30	2,180,000	3,094,401
5.63%, 07/15/37	500,000	755,825
Federal Farm Credit Banks Funding Corp.
0.13%, 02/03/23	600,000	598,746
0.25%, 02/26/24	800,000	793,112
0.88%, 11/18/24	1,000,000	1,000,260
Federal Home Loan Bank
1.88%, 12/09/22	3,640,000	3,698,422
1.38%, 02/17/23	1,000,000	1,012,370
2.50%, 02/13/24	1,300,000	1,353,313
1.50%, 08/15/24	4,000,000	4,075,880
0.50%, 04/14/25	1,000,000	983,920
0.88%, 06/12/26	500,000	493,325
3.25%, 11/16/28	2,850,000	3,189,435
5.50%, 07/15/36	330,000	484,489
Federal Home Loan Mortgage Corp.
0.38%, 05/05/23	2,000,000	1,999,260
0.25%, 09/08/23	1,000,000	995,530
0.13%, 10/16/23	2,500,000	2,480,975
0.25%, 11/06/23	3,500,000	3,479,420
0.25%, 12/04/23	1,000,000	993,340
0.38%, 09/23/25	2,000,000	1,945,960
Federal National Mortgage Association
0.25%, 07/10/23	3,000,000	2,990,040
0.25%, 11/27/23	1,000,000	993,960
0.38%, 08/25/25	1,500,000	1,462,200
0.50%, 11/07/25	2,000,000	1,952,760
0.75%, 10/08/27	500,000	482,815
0.88%, 08/05/30	2,000,000	1,889,780
Freddie Mac
2.75%, 06/19/23	500,000	518,000
0.25%, 06/26/23	4,000,000	3,987,360
0.25%, 08/24/23	5,000,000	4,979,050
1.50%, 02/12/25	4,000,000	4,071,120
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 07/21/25	1,000,000	976,690
6.75%, 03/15/31	200,000	289,356
6.25%, 07/15/32	1,100,000	1,598,355
Tennessee Valley Authority
2.88%, 09/15/24	500,000	527,830
4.65%, 06/15/35	655,000	859,753
4.63%, 09/15/60	150,000	236,720
		74,351,352
		118,628,565

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	410,263
8.50%, 12/01/29	100,000	149,858
Province of Alberta
3.35%, 11/01/23	359,000	377,370
2.95%, 01/23/24	250,000	261,625
1.88%, 11/13/24	550,000	564,052
1.00%, 05/20/25	400,000	398,244
3.30%, 03/15/28	500,000	551,345
1.35%, 05/28/30	250,000	244,045
1.30%, 07/22/30	650,000	624,949
Province of British Columbia
2.00%, 10/23/22	350,000	355,145
1.75%, 09/27/24	400,000	409,544
2.25%, 06/02/26	150,000	156,750
0.90%, 07/20/26	300,000	295,440
1.30%, 01/29/31	500,000	486,805
Province of Manitoba
3.05%, 05/14/24	324,000	341,156
2.13%, 06/22/26	330,000	342,108
1.50%, 10/25/28	250,000	248,825
Province of New Brunswick
3.63%, 02/24/28	150,000	169,095
Province of Ontario
2.40%, 02/08/22	250,000	251,020
1.75%, 01/24/23	600,000	609,096
3.40%, 10/17/23	450,000	472,864
3.05%, 01/29/24	500,000	524,610
3.20%, 05/16/24	200,000	211,336
0.63%, 01/21/26	250,000	244,258
1.05%, 04/14/26	500,000	495,595
2.50%, 04/27/26	200,000	210,540
2.30%, 06/15/26	200,000	208,834
1.05%, 05/21/27	450,000	440,289
2.00%, 10/02/29	200,000	204,996
1.13%, 10/07/30	500,000	476,905
1.60%, 02/25/31	250,000	246,883
1.90%, 04/21/31	250,000	253,955
1.80%, 10/14/31	750,000	748,860
Province of Quebec
2.63%, 02/13/23	250,000	256,382
2.50%, 04/09/24	150,000	155,993
2.88%, 10/16/24	300,000	316,311
1.50%, 02/11/25	350,000	355,012
0.60%, 07/23/25	1,200,000	1,177,428
2.50%, 04/20/26	450,000	474,277
2.75%, 04/12/27	200,000	213,930
7.50%, 09/15/29	421,000	594,149
		15,530,142

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	100,000	144,704
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	477,350
Bay Area Toll Authority
2.57%, 04/01/31	200,000	209,779
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	667,832
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	422,937
Board of Regents of the University of Texas System
3.35%, 08/15/47 (a)	250,000	294,594
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,388,880
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	673,914
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	799,138
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	319,156
California State University
2.98%, 11/01/51 (a)	200,000	205,997
Series 2017B
3.90%, 11/01/47 (a)	50,000	59,210
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010
6.40%, 01/01/40	100,000	154,261
RB Series 2018C
4.47%, 01/01/49	150,000	204,080
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	1,074,808
City of Atlanta GA Water & Wastewater Revenue
Wstwtr Revenu Atlutl 11/35 Fixed 2.257
2.26%, 11/01/35 (a)	125,000	127,052
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	145,212
City of New York
6.27%, 12/01/37	200,000	284,710
City of San Antonio TX Electric & Gas Systems
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	273,556
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	126,890
City of San Francisco CA Public Utilities Commission
RB Series 2020A
3.30%, 11/01/39 (a)	150,000	163,333
RB Series 2020E
2.83%, 11/01/41 (a)	100,000	103,974
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	137,830
GO Series 2019D
2.66%, 09/01/39	144,059	149,850
GO Series 2019D
2.81%, 09/01/43	100,000	105,889
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Series 2019H
2.90%, 09/01/49	100,000	108,463
GO Series 2020C
2.51%, 07/01/41 (a)	185,000	187,140
Commonwealth of Massachusetts Transportation Fund
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	138,584
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	239,372
Connecticut
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	326,623
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	240,140
County of Miami-Dade FL Water & Sewer System
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	107,149
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	210,352
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	142,252
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	107,222
RB Series 2020C
3.09%, 11/01/40 (a)	250,000	263,110
RB Series 2020C
2.92%, 11/01/50	250,000	259,068
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	155,789
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	482,738
Foothill-Eastern Transportation Corridor Agency
RB Series 2019A
3.92%, 01/15/53 (a)	100,000	107,345
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	137,683
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	173,396
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,795,233
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	136,944
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	138,709
JobsOhio Beverage System
4.53%, 01/01/35	300,000	366,731
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	542,604
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	132,635

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	274,340
GO Bonds Series 2020
2.11%, 08/01/32 (a)	250,000	251,475
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	141,939
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	333,556
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	332,309
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	707,697
Maryland Health & Higher Educational Facilities Authority
RB Series 2020D
3.05%, 07/01/40 (a)	150,000	156,434
RB Series 2020D
3.20%, 07/01/50	150,000	159,299
Massachusetts School Building Authority
RB Series 2020B
1.75%, 08/15/30	500,000	496,870
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	143,403
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	327,693
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	481,822
Michigan Finance Authority
RB Series 2019T
3.38%, 12/01/40	200,000	223,198
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	245,627
Municipal Electric Authority of Georgia
7.06%, 04/01/57	300,000	454,065
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	146,000	228,518
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	146,000	234,806
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	317,783
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	388,479
RB Series 2019B
4.13%, 06/15/42	200,000	234,976
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	580,070
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	565,263
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	268,990
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	188,644
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	156,498
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	385,974
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	67,920
RB Series 2009F
5.63%, 03/15/39	100,000	129,635
RB Series 2019B
3.14%, 07/01/43	220,000	231,520
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	123,656
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	256,731
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	506,622
Oregon School Boards Association
GO Bonds (Pension Funding) Series 2002B
5.55%, 06/30/28	240,000	281,578
Port Authority of New York & New Jersey
1.09%, 07/01/23	400,000	402,923
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	212,682
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	140,764
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	285,681
Consolidated Bonds 181th Series
4.96%, 08/01/46	100,000	137,387
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	241,873
New Je Portrn 08/69 Fixed 3.287
3.29%, 08/01/69	100,000	112,109
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	629,098
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	157,279
6.58%, 05/15/49	75,000	115,649
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	80,026
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	122,798
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	16,816
RB Series 2018B
3.82%, 01/01/48	150,000	173,345
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	157,210
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	152,511

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Jose Redevelopment Agency Successor Agency
Tax Allocation Series 2017A-T
3.38%, 08/01/34 (a)	100,000	106,947
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	123,166
State Board of Administration Finance Corp.
1.26%, 07/01/25	300,000	299,903
Series A
1.71%, 07/01/27	400,000	400,493
Series A
2.15%, 07/01/30	600,000	603,593
State of California
2.38%, 10/01/26	175,000	184,019
7.63%, 03/01/40	300,000	503,170
GO Bonds
7.60%, 11/01/40	300,000	522,666
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	100,000	127,833
State of Washington
5.14%, 08/01/40	100,000	137,952
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	837,957
Texas Private Activity Bond Surface Transportation Corp.
RB Series 2019B
3.92%, 12/31/49	150,000	175,041
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	401,605
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	300,000	412,860
RB Series 2016A
3.80%, 12/01/46	100,000	125,864
The Pennsylvania State University
2.84%, 09/01/50	150,000	157,788
University of California
0.88%, 05/15/25 (a)	500,000	496,769
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	704,631
RB Series 2012AD
4.86%, 05/15/12	100,000	151,169
RB Series 2013AJ
4.60%, 05/15/31	100,000	115,915
RB Series 2015AQ
4.77%, 05/15/15	150,000	226,332
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	192,826
RB Series 2020BG
1.61%, 05/15/30 (a)	250,000	243,604
University of Michigan
2.44%, 04/01/40 (a)	250,000	256,461
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	121,726
University of Virginia
RB Series 2017C
4.18%, 09/01/17 (a)	100,000	141,451
RB Series 2020
2.26%, 09/01/50 (a)	400,000	389,662
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	266,806
		36,657,968
		52,188,110

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
2.00%, 11/15/22	300,000	304,836
1.63%, 01/22/25	650,000	664,072
0.75%, 05/19/26	250,000	245,815
		1,214,723
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	210,248
3.13%, 01/21/26	200,000	211,166
3.24%, 02/06/28 (a)	450,000	474,250
2.45%, 01/31/31 (a)	300,000	298,713
2.55%, 01/27/32 (a)	400,000	399,052
2.55%, 07/27/33 (a)	500,000	491,460
3.10%, 05/07/41 (a)	550,000	543,284
3.63%, 10/30/42	150,000	160,088
3.86%, 06/21/47	200,000	219,766
3.50%, 01/25/50 (a)	500,000	517,850
3.10%, 01/22/61 (a)	450,000	421,047
		3,946,924
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	500,000	527,505
5.75%, 11/22/23	300,000	326,958
5.38%, 03/25/24	300,000	327,366
7.63%, 03/29/41	350,000	572,950
		1,754,779
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	150,000	153,504
3.50%, 01/11/28	200,000	216,294
4.10%, 04/24/28	250,000	278,872
4.75%, 02/11/29	200,000	231,968
3.40%, 09/18/29	450,000	482,787
2.85%, 02/14/30	1,000,000	1,033,990
3.85%, 10/15/30 (d)	300,000	334,464
4.35%, 01/11/48	400,000	451,488
5.35%, 02/11/49	200,000	257,410
3.70%, 10/30/49	300,000	310,812
3.50%, 02/14/50	200,000	203,142
4.20%, 10/15/50	250,000	280,385
3.05%, 03/12/51	200,000	194,270
4.45%, 04/15/70	200,000	231,250
3.35%, 03/12/71	200,000	191,352
		4,851,988
Israel 0.1%
Israel Government International Bond
3.15%, 06/30/23	300,000	311,274
2.88%, 03/16/26	200,000	212,140
3.25%, 01/17/28	200,000	217,588
2.75%, 07/03/30	350,000	370,541
4.50%, 01/30/43	500,000	633,650
4.13%, 01/17/48	200,000	241,828

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 07/03/50	500,000	576,685
4.50%, 04/03/20	200,000	249,602
State of Israel
2.50%, 01/15/30	200,000	207,900
3.38%, 01/15/50	350,000	372,736
		3,393,944
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	730,000	807,942
0.88%, 05/06/24	250,000	247,828
2.38%, 10/17/24	550,000	566,055
1.25%, 02/17/26	700,000	684,866
2.88%, 10/17/29	675,000	693,765
5.38%, 06/15/33	250,000	313,920
4.00%, 10/17/49	550,000	621,351
3.88%, 05/06/51	500,000	550,080
		4,485,807
Mexico 0.2%
Mexico Government International Bond
8.00%, 09/24/22	150,000	160,016
4.00%, 10/02/23	108,000	113,938
3.60%, 01/30/25	500,000	533,140
3.90%, 04/27/25 (a)	200,000	215,216
4.13%, 01/21/26	288,000	316,417
4.15%, 03/28/27	500,000	551,900
3.75%, 01/11/28	400,000	430,400
4.50%, 04/22/29	600,000	667,302
3.25%, 04/16/30 (a)(d)	900,000	919,242
2.66%, 05/24/31 (a)	400,000	386,672
8.30%, 08/15/31	150,000	218,580
4.75%, 04/27/32 (a)	700,000	784,266
6.75%, 09/27/34	362,000	478,340
6.05%, 01/11/40	900,000	1,108,035
4.28%, 08/14/41 (a)	400,000	410,308
4.75%, 03/08/44	950,000	1,023,463
5.55%, 01/21/45	750,000	888,075
4.60%, 01/23/46	450,000	473,823
4.35%, 01/15/47	300,000	305,895
4.60%, 02/10/48	400,000	419,688
4.50%, 01/31/50 (a)	675,000	699,266
5.00%, 04/27/51 (a)	650,000	723,001
3.77%, 05/24/61 (a)	600,000	543,732
5.75%, 10/12/10	420,000	477,427
		12,848,142
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	400,000	425,168
3.75%, 03/16/25 (a)	300,000	317,463
8.88%, 09/30/27	250,000	335,085
3.88%, 03/17/28 (a)	400,000	429,368
9.38%, 04/01/29	100,000	143,073
3.16%, 01/23/30 (a)	200,000	204,844
2.25%, 09/29/32 (a)	1,000,000	934,100
6.70%, 01/26/36	131,000	172,630
4.50%, 05/15/47	250,000	269,170
4.50%, 04/16/50 (a)	400,000	428,764
4.30%, 04/29/53	200,000	209,530
4.50%, 04/01/56 (a)	550,000	588,885
3.87%, 07/23/60 (a)	850,000	823,030
		5,281,110
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	299,705
2.39%, 01/23/26 (a)	200,000	203,318
4.13%, 08/25/27	450,000	493,447
2.84%, 06/20/30	150,000	151,446
2.78%, 01/23/31 (a)	900,000	894,438
1.86%, 12/01/32 (a)	500,000	454,245
8.75%, 11/21/33	450,000	695,227
3.00%, 01/15/34 (a)	200,000	197,356
6.55%, 03/14/37	300,000	403,299
3.30%, 03/11/41 (a)	250,000	243,130
5.63%, 11/18/50	395,000	538,263
3.55%, 03/10/51 (a)	200,000	200,518
2.78%, 12/01/60 (a)	250,000	212,813
3.60%, 01/15/72 (a)	200,000	190,898
3.23%, 07/28/21 (a)	250,000	207,828
		5,385,931
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	400,000	426,860
10.63%, 03/16/25	300,000	390,168
5.50%, 03/30/26	600,000	698,112
3.00%, 02/01/28	400,000	425,900
3.75%, 01/14/29	400,000	446,048
9.50%, 02/02/30	250,000	385,818
2.46%, 05/05/30	200,000	204,944
7.75%, 01/14/31	350,000	503,874
6.38%, 01/15/32	300,000	399,228
6.38%, 10/23/34	600,000	825,504
3.95%, 01/20/40	600,000	661,080
3.70%, 03/01/41	750,000	806,452
3.70%, 02/02/42	400,000	430,216
2.95%, 05/05/45	200,000	193,726
3.20%, 07/06/46	500,000	501,185
		7,299,115
Poland 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	400,000	410,544
4.00%, 01/22/24	450,000	476,577
3.25%, 04/06/26	450,000	481,914
		1,369,035
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	211,352
2.00%, 06/19/24	200,000	206,060
5.63%, 11/03/25	232,000	270,904
2.75%, 01/19/27	250,000	265,738
3.50%, 09/20/28	200,000	225,206
2.50%, 06/19/29	200,000	213,530
1.75%, 10/15/31	200,000	202,668
4.13%, 06/10/44	200,000	266,436
		1,861,894
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	113,000	119,781
4.38%, 10/27/27	500,000	563,840
4.38%, 01/23/31 (a)	350,000	402,413
7.63%, 03/21/36	350,000	525,350
4.13%, 11/20/45	150,000	175,629

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 06/18/50	750,000	974,100
4.98%, 04/20/55	600,000	767,670
		3,528,783
		57,222,175

Supranational* 1.4%
African Development Bank
2.13%, 11/16/22	800,000	813,864
0.75%, 04/03/23	500,000	502,080
3.00%, 09/20/23	250,000	260,978
0.88%, 03/23/26	250,000	247,390
0.88%, 07/22/26	500,000	492,915
Asian Development Bank
1.88%, 07/19/22	650,000	656,896
1.75%, 09/13/22	250,000	252,870
1.63%, 01/24/23	450,000	456,665
2.75%, 03/17/23	600,000	618,240
0.25%, 07/14/23	750,000	747,240
0.25%, 10/06/23	1,000,000	994,460
2.63%, 01/30/24	450,000	468,868
0.38%, 06/11/24	750,000	742,417
1.50%, 10/18/24	400,000	407,152
2.00%, 01/22/25	851,000	879,143
0.63%, 04/29/25	400,000	395,088
0.38%, 09/03/25	1,000,000	974,700
0.50%, 02/04/26	750,000	732,037
1.00%, 04/14/26	1,000,000	994,560
2.00%, 04/24/26	500,000	518,725
2.63%, 01/12/27	500,000	534,250
2.50%, 11/02/27	500,000	532,695
2.75%, 01/19/28	200,000	216,676
5.82%, 06/16/28	250,000	318,700
1.75%, 09/19/29	250,000	255,163
1.88%, 01/24/30	400,000	413,704
0.75%, 10/08/30	750,000	706,170
1.50%, 03/04/31	500,000	500,780
Corp. Andina de Fomento
4.38%, 06/15/22	362,000	369,410
2.75%, 01/06/23	250,000	255,558
2.38%, 05/12/23	350,000	357,816
1.63%, 09/23/25	300,000	300,639
Council of Europe Development Bank
1.75%, 09/26/22	350,000	354,204
2.63%, 02/13/23	250,000	256,620
0.25%, 06/10/23	150,000	149,486
0.25%, 10/20/23	200,000	198,738
1.38%, 02/27/25	150,000	151,977
0.88%, 09/22/26	250,000	246,065
European Bank for Reconstruction & Development
2.75%, 03/07/23	350,000	360,381
0.25%, 07/10/23	250,000	249,073
1.63%, 09/27/24	250,000	255,455
0.50%, 05/19/25	350,000	343,763
0.50%, 11/25/25	500,000	487,890
0.50%, 01/28/26	500,000	488,230
European Investment Bank
2.38%, 06/15/22	600,000	607,008
2.25%, 08/15/22	750,000	760,642
2.00%, 12/15/22	250,000	254,285
2.50%, 03/15/23	850,000	872,924
1.38%, 05/15/23	500,000	506,850
2.88%, 08/15/23	650,000	675,980
0.25%, 09/15/23	250,000	248,693
3.13%, 12/14/23	750,000	788,085
3.25%, 01/29/24	1,000,000	1,055,200
2.63%, 03/15/24	500,000	521,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 06/24/24	500,000	518,705
2.50%, 10/15/24	400,000	418,648
1.88%, 02/10/25	450,000	463,244
1.63%, 03/14/25	700,000	715,050
0.63%, 07/25/25	1,000,000	985,220
0.38%, 12/15/25	1,000,000	970,950
0.38%, 03/26/26	500,000	484,370
2.13%, 04/13/26	500,000	521,340
0.75%, 10/26/26	500,000	489,430
2.38%, 05/24/27	450,000	476,010
1.63%, 10/09/29	350,000	354,543
0.88%, 05/17/30	170,000	162,529
0.75%, 09/23/30	750,000	707,010
1.25%, 02/14/31	500,000	490,635
1.63%, 05/13/31	250,000	253,270
4.88%, 02/15/36	500,000	700,240
Inter-American Development Bank
1.75%, 09/14/22	500,000	505,865
2.50%, 01/18/23	600,000	614,448
0.50%, 05/24/23	1,050,000	1,051,029
3.00%, 10/04/23	200,000	208,936
0.25%, 11/15/23	1,500,000	1,490,820
2.63%, 01/16/24	500,000	520,705
3.00%, 02/21/24	1,000,000	1,050,790
0.50%, 09/23/24	250,000	247,555
2.13%, 01/15/25	1,000,000	1,036,620
1.75%, 03/14/25	500,000	512,585
0.88%, 04/03/25	300,000	299,010
0.63%, 07/15/25	400,000	393,980
0.88%, 04/20/26	250,000	247,233
2.00%, 06/02/26	524,000	543,283
2.00%, 07/23/26	300,000	311,025
2.38%, 07/07/27	350,000	369,800
0.63%, 09/16/27	1,000,000	959,920
1.13%, 07/20/28	500,000	491,220
3.13%, 09/18/28	650,000	721,604
2.25%, 06/18/29	700,000	739,179
1.13%, 01/13/31	750,000	727,500
4.38%, 01/24/44	350,000	491,774
International Bank for Reconstruction & Development
1.63%, 02/10/22	705,000	706,932
2.13%, 07/01/22	600,000	606,714
1.88%, 10/07/22	200,000	202,704
2.13%, 02/13/23	505,000	515,554
1.88%, 06/19/23	250,000	255,413
3.00%, 09/27/23	1,250,000	1,305,537
2.50%, 03/19/24	1,150,000	1,197,138
1.50%, 08/28/24	500,000	509,290
2.50%, 11/25/24	600,000	628,554
1.63%, 01/15/25	750,000	766,177
0.75%, 03/11/25	850,000	844,288
0.63%, 04/22/25	1,500,000	1,481,910
0.38%, 07/28/25	1,250,000	1,220,062
2.50%, 07/29/25	1,150,000	1,209,558
0.50%, 10/28/25	1,000,000	977,330
0.88%, 07/15/26	750,000	740,632
1.88%, 10/27/26	200,000	206,524
2.50%, 11/22/27	350,000	372,894
0.75%, 11/24/27	1,000,000	965,280
1.38%, 04/20/28	500,000	500,480
1.13%, 09/13/28	500,000	490,810
1.75%, 10/23/29	450,000	459,275
0.88%, 05/14/30	500,000	477,940
0.75%, 08/26/30	750,000	707,677
1.25%, 02/10/31	750,000	735,322
1.63%, 11/03/31	1,000,000	1,008,210
4.75%, 02/15/35	830,000	1,114,358

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Finance Corp.
2.00%, 10/24/22	200,000	203,066
0.50%, 03/20/23	200,000	200,250
2.88%, 07/31/23	550,000	571,433
1.38%, 10/16/24	350,000	355,082
0.38%, 07/16/25	450,000	439,466
2.13%, 04/07/26	200,000	208,736
0.75%, 08/27/30	400,000	376,616
Nordic Investment Bank
0.38%, 05/19/23	200,000	199,732
2.88%, 07/19/23	250,000	259,543
2.25%, 05/21/24	250,000	259,023
0.38%, 09/11/25	450,000	438,039
0.50%, 01/21/26	250,000	244,180
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	994,390
2.25%, 05/16/24	400,000	414,248
0.50%, 05/28/25	500,000	490,645
0.50%, 01/27/26	750,000	731,767
		75,590,047
Total Government Related (Cost $297,094,321)		303,628,897

SECURITIZED 29.6% OF NET ASSETS

Asset-Backed Securities 0.2%
Automobile 0.1%
Ally Auto Receivables Trust
Series 2018-3 Class A4
3.12%, 07/17/23 (a)	545,054	546,694
Ford Credit Auto Owner Trust
Series 2018-A Class A4
3.16%, 10/15/23 (a)	1,148,832	1,154,192
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	179,930
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	178,824	179,155
Toyota Auto Receivables Owner Trust
Series 2019-B Class A3
2.57%, 08/15/23 (a)	272,849	274,971
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	152,054
1.68%, 05/15/25 (a)	1,030,000	1,045,755
		3,532,751
Credit Card 0.1%
American Express Credit Account Master Trust
Series 2019-3, Class A
2.00%, 04/15/25 (a)	1,000,000	1,013,165
Series 2018-2A
3.01%, 10/15/25 (a)	1,800,000	1,858,046
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	456,926
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	1,000,000	1,033,313
Citibank Credit Card Issuance Trust
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	616,487
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Card Execution Note Trust
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	308,982
		5,286,919
		8,819,670

Commercial Mortgage-Backed Security 2.1%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	236,343	245,687
BANK
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	162,399
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,292,495
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	1,036,378
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	647,567
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	306,529
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	143,747	144,317
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	503,773
Benchmark Mortgage Trust
3.72%, 03/15/62 (a)	5,090,000	5,662,434
Series 2019-B12 Class A5
3.12%, 08/15/52 (a)	700,000	751,996
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,000,000	2,126,363
Series 2019-B9 Class A5
4.02%, 03/15/52 (a)	600,000	677,870
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	1,048,267
CD Mortgage Trust
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	259,202
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	402,000	433,299
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	455,540
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	2,200,000	2,399,599
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	112,375	113,318
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	269,009
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,427,907
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	106,298
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	5,700,000	6,181,610
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	8,623	8,623
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	2,350,000	2,477,321
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	303,820
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(g)(k)	1,200,000	1,262,094

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	421,424	438,881
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	591,914	612,303
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	263,996
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	47,921
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,120,000	1,181,844
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,228,332
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	526,771
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	356,123
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	717,844	745,733
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	648,502
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	323,757
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	1,405,000	1,482,415
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,659,646
CSMC Trust
Series 2016 Class A4
3.79%, 12/15/49 (a)	2,000,000	2,167,779
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	63,030	65,512
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(g)(l)	171,032	178,035
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(g)(l)	785,000	816,951
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K030 Class A2
3.25%, 04/25/23 (a)(g)(m)	199,769	205,355
Series K033 Class A2
3.06%, 07/25/23 (a)	381,000	393,613
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	103,978
Series K037 Class A2
3.49%, 01/25/24 (a)	750,000	783,583
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	105,606
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	417,248
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	210,926
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	676,233
Series K045 Class A2
3.02%, 11/25/25 (a)	500,000	527,547
Series K047 Class A2
3.33%, 05/25/25 (a)(g)(m)	400,000	427,330
Series K048 Class A2
3.28%, 06/25/25 (a)(g)(m)	1,150,000	1,227,299
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	106,629
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	10,549
Series K058 Class A2
2.65%, 08/25/26 (a)	600,000	634,439
Series K061 Class A2
3.35%, 11/25/26 (a)(g)(m)	2,500,000	2,726,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K062 Class A2
3.41%, 12/25/26 (a)	300,000	328,402
Series K064 Class A2
3.22%, 03/25/27 (a)	750,000	815,276
Series K066 Class A2
3.12%, 06/25/27 (a)	1,200,000	1,302,053
Series K067 Class A1
2.90%, 03/25/27 (a)	1,731,363	1,800,695
Series K070 Class A2
3.30%, 11/25/27 (a)(g)(m)	500,000	550,122
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,199,258
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	998,814
Series K074 Class A1
3.60%, 09/25/27 (a)	138,101	148,634
Series K074 Class A2
3.60%, 01/25/28 (a)	3,500,000	3,922,583
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,347,429
Series K083 Class A2
4.05%, 09/25/28 (a)(g)(m)	250,000	289,020
Series K085 Class A2
4.06%, 10/25/28 (a)(g)(m)	700,000	807,355
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	113,871
Series K099 Class A2
2.60%, 09/25/29 (a)	2,210,000	2,359,233
Series K-1512 Class A2
2.99%, 05/25/31 (a)	2,500,000	2,739,668
Series K154 Class A2
3.42%, 04/25/32 (a)	700,000	787,689
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	420,299
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	104,177
Series K728 Class A2
3.06%, 08/25/24 (a)(g)(m)	396,345	413,674
Series K733 Class A2
3.75%, 08/25/25 (a)(g)(m)	1,400,000	1,510,965
Series K735 Class A2
2.86%, 05/25/26 (a)	830,000	878,534
Series KS03 Class A4
3.16%, 05/25/25 (a)(g)(m)	150,000	157,640
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	130,264	130,486
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	237,604
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	3,179,702
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49 (a)(g)(m)	2,034,000	2,204,309
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	211,350
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	782,456	819,090
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	2,550,000	2,760,077
JPMCC Commercial Mortgage Securities Trust
3.72%, 03/15/50 (a)	2,430,000	2,648,201
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32 Class A5
3.60%, 11/15/48 (a)	1,000,000	1,061,543
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	329,335

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.30%, 08/15/46 (a)(g)(m)	350,000	363,522
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	378,863
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	102,573
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,389,190
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	53,404
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	430,217
Morgan Stanley Capital I Trust 2017-H1
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	264,586
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	992,638
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	216,003
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	653,727
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	254,701
Wells Fargo Commercial Mortgage Trust
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	127,075	133,152
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(g)(k)	1,409,000	1,471,275
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	265,138	275,219
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	213,894
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,100,000	2,258,944
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,200,000	1,286,858
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	733,683
Series 2016-NXS5 Class A6
3.64%, 01/15/59 (a)	1,330,400	1,430,604
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	336,518	346,662
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	1,108,909
Series 2017-C41 Class A4
3.47%, 11/15/50 (a)	300,000	323,971
Series 2017-C42 Class A4
3.59%, 12/15/50 (a)	1,400,000	1,527,893
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	1,071,128
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	500,000	557,801
Series 2019-C50 Class A5
3.73%, 05/15/52 (a)	675,000	748,617
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	533,027
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	2,040,246
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,635,690
WFRBS Commercial Mortgage Trust
3.90%, 12/15/46 (a)	422,862	440,603
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(g)(m)	710,000	739,936
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	485,407	500,656
		115,660,231

Mortgage-Backed Securities Pass-Through 27.3%
Fannie Mae
4.00%, 04/01/24 to 08/01/50 (a)	49,736,975	53,773,650
4.50%, 12/01/24 to 05/01/50 (a)	20,797,176	22,786,982
3.50%, 10/01/25 to 09/01/50 (a)	76,053,068	81,039,871
3.00%, 10/01/26 to 09/01/51 (a)	100,223,511	104,999,769
2.50%, 07/01/27 to 12/01/51 (a)	135,865,086	139,712,241
2.00%, 12/01/27 to 12/01/51 (a)	193,482,591	194,868,478
5.50%, 12/01/32 to 11/01/48 (a)	3,640,634	4,146,089
5.00%, 11/01/33 to 01/01/50 (a)	6,466,640	7,211,302
6.50%, 08/01/34 to 05/01/40 (a)	160,371	188,719
6.00%, 04/01/35 to 07/01/41 (a)	1,498,674	1,733,223
1.50%, 08/01/35 to 11/01/51 (a)	40,347,316	39,932,025
1.00%, 03/01/36 to 07/01/36 (a)	941,783	927,843
Freddie Mac
2.00%, 08/01/23 to 12/01/51 (a)	170,125,744	171,193,822
4.00%, 03/01/24 to 07/01/50 (a)	22,801,380	24,584,666
3.50%, 01/01/26 to 09/01/51 (a)	34,497,593	36,757,660
3.00%, 08/01/26 to 12/01/51 (a)	56,395,769	59,078,862
2.50%, 04/01/27 to 11/01/51 (a)	96,942,768	99,589,889
6.00%, 05/01/32 to 07/01/40 (a)	901,940	1,044,876
5.50%, 06/01/33 to 08/01/41 (a)	1,880,932	2,144,861
5.00%, 11/01/33 to 12/01/49 (a)	4,105,571	4,589,156
4.50%, 05/01/34 to 08/01/49 (a)	11,752,327	12,911,752
1.50%, 08/01/35 to 08/01/51 (a)	48,621,642	47,800,733
6.50%, 02/01/36 (a)	98,695	115,728
1.00%, 09/01/36 (a)	394,502	388,655
Ginnie Mae
3.00%, 04/20/27 to 10/20/51 (a)	58,279,159	60,802,408
2.50%, 08/20/27 to 11/20/51 (a)	76,474,774	78,636,631
3.50%, 09/20/32 to 06/20/51 (a)	50,257,135	53,250,349
5.00%, 02/20/33 to 07/20/49 (a)	5,410,504	6,049,891
5.50%, 04/15/33 to 03/20/49 (a)	851,640	974,772
2.00%, 04/20/36 to 11/20/51 (a)	76,625,273	77,695,401
4.00%, 06/15/39 to 04/20/50 (a)	24,304,432	26,102,375
4.50%, 07/15/39 to 02/20/50 (a)	10,016,407	10,920,124
6.00%, 04/20/44 (a)	183,571	216,374
1.50%, 03/20/51 to 10/20/51 (a)	964,431	944,105
Ginnie Mae TBA
2.50%, 12/20/51 (a)(n)	500,000	513,769
3.00%, 12/20/51 (a)(n)	4,500,000	4,663,101
UMBS TBA
2.50%, 12/16/35 to 12/13/51 (a)(n)	25,000,000	25,691,355
1.50%, 12/16/36 to 12/13/51 (a)(n)	2,000,000	1,952,458
2.00%, 12/16/36 to 12/13/51 (a)(n)	30,000,000	30,160,180
3.00%, 12/13/51 (a)(n)	7,000,000	7,269,535
		1,497,363,680
Total Securitized (Cost $1,622,297,050)		1,621,843,581

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.2% OF NET ASSETS

Money Market Funds 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (o)	118,915,931	118,915,931
Wells Fargo Government Money Market Fund, Select Class 0.03% (o)(p)	1,733,280	1,733,280
		120,649,211
Total Short-Term Investments (Cost $120,649,211)		120,649,211
Total Investments in Securities (Cost $5,480,311,569)		5,593,457,898

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $16,320,730 or 0.3% of net assets.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $1,703,337.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Variable-rate security.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond.
(k)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(n)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(o)	The rate shown is the 7-day yield.
(p)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
CMT —	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI —	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO —	General obligation
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2021:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/21	FACE AMOUNT AT 11/30/21	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
TD Ameritrade Holding Corp.
3.75%, 04/01/24	$53,990	$—	($53,743)	$3,851	($4,100)	$2	$—	$—	$120
3.63%, 04/01/25	109,256	—	(108,518)	5,883	(6,573)	(48)	—	—	232
3.30%, 04/01/27	110,396	—	(109,386)	(586)	(310)	(114)	—	—	211
2.75%, 10/01/29	107,222	—	(105,263)	(717)	(1,198)	(44)	—	—	176
The Charles Schwab Corp.
2.65%, 01/25/23	154,670	—	—	—	(541)	(799)	153,330	150,000	994
3.55%, 02/01/24	107,332	—	—	—	(952)	(774)	105,606	100,000	887
0.75%, 03/18/24	251,702	—	—	—	(2,490)	(172)	249,040	250,000	469
3.75%, 04/01/24	—	53,693	—	—	(391)	(282)	53,020	50,000	349
4.20%, 03/24/25	111,511	—	—	—	(1,777)	(334)	109,400	100,000	1,050
3.63%, 04/01/25	—	108,418	(54,151)	(25)	(442)	(252)	53,548	50,000	388
3.85%, 05/21/25	165,626	—	—	—	(2,455)	(580)	162,591	150,000	1,444
0.90%, 03/11/26	249,300	—	—	—	(4,660)	(98)	244,542	250,000	562
1.15%, 05/13/26	201,410	—	—	—	(3,657)	(61)	197,692	200,000	575
3.20%, 03/02/27	109,889	—	—	—	(1,732)	(525)	107,632	100,000	800
3.30%, 04/01/27	—	109,286	—	—	(1,351)	(302)	107,633	100,000	614
3.20%, 01/25/28	110,264	—	—	—	(1,804)	(162)	108,298	100,000	800
2.00%, 03/20/28	154,758	50,499	—	—	(2,834)	(65)	202,358	200,000	831
4.00%, 02/01/29	115,666	—	—	—	(2,084)	(376)	113,206	100,000	1,000
3.25%, 05/22/29	110,773	—	—	—	(2,121)	(211)	108,441	100,000	812
2.75%, 10/01/29	—	105,163	(52,845)	271	229	(63)	52,755	50,000	294
4.63%, 03/22/30	122,280	—	—	—	(2,454)	(254)	119,572	100,000	1,156
1.65%, 03/11/31	97,913	—	—	—	(1,763)	20	96,170	100,000	412
2.30%, 05/13/31	103,370	—	—	—	(1,902)	(88)	101,380	100,000	575
1.95%, 12/01/31	—	149,972	—	—	(2,084)	—	147,888	150,000	561
Total	$2,547,328	$577,031	($483,906)	$8,677	($49,446)	($5,582)	$2,594,102		$15,312

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,421,553,625	$—	$1,421,553,625
Treasuries[1]	—	2,125,782,584	—	2,125,782,584
Government Related[1]	—	303,628,897	—	303,628,897
Securitized[1]	—	1,621,843,581	—	1,621,843,581
Short-Term Investments[1]	120,649,211	—	—	120,649,211
Total	$120,649,211	$5,472,808,687	$—	$5,593,457,898

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 26.0% OF NET ASSETS

Financial Institutions 11.6%
Banking 9.2%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	205,732
1.45%, 10/02/23 (a)	500,000	502,350
3.88%, 05/21/24 (a)	100,000	105,401
5.13%, 09/30/24	250,000	274,980
4.63%, 03/30/25	100,000	109,378
5.80%, 05/01/25 (a)	200,000	226,954
American Express Co.
3.40%, 02/27/23 (a)	500,000	516,180
3.70%, 08/03/23 (a)	500,000	522,765
3.40%, 02/22/24 (a)	150,000	157,515
2.50%, 07/30/24 (a)	400,000	413,496
3.00%, 10/30/24 (a)	450,000	472,644
3.63%, 12/05/24 (a)	100,000	106,879
4.20%, 11/06/25 (a)	250,000	276,280
3.13%, 05/20/26 (a)	250,000	265,613
1.65%, 11/04/26 (a)	150,000	149,963
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	500,000	546,510
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	200,030
1.13%, 09/18/25	200,000	196,342
Banco Santander S.A.
3.13%, 02/23/23	200,000	205,636
3.85%, 04/12/23	400,000	415,904
2.71%, 06/27/24	600,000	622,734
2.75%, 05/28/25	400,000	414,620
5.18%, 11/19/25	400,000	446,512
1.85%, 03/25/26	400,000	398,880
1.72%, 09/14/27 (a)(b)	400,000	393,036
Bank of America Corp.
3.30%, 01/11/23	1,250,000	1,287,425
4.10%, 07/24/23	650,000	686,517
3.00%, 12/20/23 (a)(b)	1,450,000	1,483,132
4.13%, 01/22/24	500,000	532,830
3.55%, 03/05/24 (a)(b)	900,000	929,430
4.00%, 04/01/24	550,000	585,975
1.49%, 05/19/24 (a)(b)	150,000	151,133
0.52%, 06/14/24 (a)(b)	400,000	397,180
3.86%, 07/23/24 (a)(b)	500,000	522,645
4.20%, 08/26/24	800,000	857,848
0.81%, 10/24/24 (a)(b)	750,000	745,275
4.00%, 01/22/25	750,000	802,567
3.46%, 03/15/25 (a)(b)	650,000	681,304
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 04/21/25	650,000	697,970
0.98%, 04/22/25 (a)(b)	500,000	496,070
3.88%, 08/01/25	350,000	380,495
0.98%, 09/25/25 (a)(b)	550,000	543,345
3.09%, 10/01/25 (a)(b)	300,000	313,803
2.46%, 10/22/25 (a)(b)	750,000	771,240
3.37%, 01/23/26 (a)(b)	600,000	633,912
2.02%, 02/13/26 (a)(b)	450,000	456,889
4.45%, 03/03/26	550,000	605,880
3.50%, 04/19/26	600,000	646,218
1.32%, 06/19/26 (a)(b)	750,000	743,010
4.25%, 10/22/26	500,000	551,225
1.20%, 10/24/26 (a)(b)	750,000	735,510
1.66%, 03/11/27 (a)(b)	650,000	644,832
3.56%, 04/23/27 (a)(b)	750,000	800,947
1.73%, 07/22/27 (a)(b)	1,500,000	1,487,295
Bank of Montreal
0.40%, 09/15/23	400,000	397,912
0.45%, 12/08/23	150,000	148,862
3.30%, 02/05/24	300,000	314,553
2.50%, 06/28/24	450,000	465,795
0.63%, 07/09/24	250,000	246,938
1.85%, 05/01/25	350,000	356,188
1.25%, 09/15/26	500,000	490,265
0.95%, 01/22/27 (a)(b)	350,000	340,707
4.34%, 10/05/28 (a)(b)	300,000	316,830
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	221,256
Barclays Bank PLC
3.75%, 05/15/24	200,000	213,268
Barclays PLC
3.68%, 01/10/23 (a)	400,000	401,272
4.34%, 05/16/24 (a)(b)	400,000	418,880
4.38%, 09/11/24	400,000	428,400
1.01%, 12/10/24 (a)(b)	300,000	298,206
3.65%, 03/16/25	425,000	451,579
3.93%, 05/07/25 (a)(b)	600,000	634,086
4.38%, 01/12/26	650,000	711,678
2.85%, 05/07/26 (a)(b)	400,000	413,652
5.20%, 05/12/26	600,000	675,036
2.28%, 11/24/27 (a)(b)	600,000	600,822
BBVA USA
2.50%, 08/27/24 (a)	250,000	259,565
3.88%, 04/10/25 (a)	250,000	269,762
BNP Paribas S.A.
3.25%, 03/03/23	400,000	413,144
4.25%, 10/15/24	200,000	216,574
BPCE S.A.
4.00%, 04/15/24	250,000	266,925

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	52,162
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	300,000	298,383
0.95%, 06/23/23	500,000	501,440
3.50%, 09/13/23	150,000	157,548
0.50%, 12/14/23	250,000	247,298
3.10%, 04/02/24	150,000	156,951
2.25%, 01/28/25	150,000	154,152
0.95%, 10/23/25	250,000	245,580
1.25%, 06/22/26	200,000	194,728
Capital One Bank USA NA
3.38%, 02/15/23	250,000	257,500
Capital One Financial Corp.
3.20%, 01/30/23 (a)	150,000	153,977
2.60%, 05/11/23 (a)	150,000	153,623
3.50%, 06/15/23	500,000	520,465
3.90%, 01/29/24 (a)	150,000	158,388
3.75%, 04/24/24 (a)	100,000	105,810
3.30%, 10/30/24 (a)	700,000	737,317
3.20%, 02/05/25 (a)	350,000	368,802
4.25%, 04/30/25 (a)	300,000	326,139
4.20%, 10/29/25 (a)	500,000	543,655
3.75%, 07/28/26 (a)	250,000	268,495
1.88%, 11/02/27 (a)(b)	300,000	298,533
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	255,180
Citibank NA
3.65%, 01/23/24 (a)	500,000	527,825
Citigroup, Inc.
3.50%, 05/15/23	400,000	414,480
3.88%, 10/25/23	400,000	423,716
1.68%, 05/15/24 (a)(b)	250,000	252,655
4.04%, 06/01/24 (a)(b)	350,000	366,296
3.75%, 06/16/24	100,000	106,575
4.00%, 08/05/24	300,000	321,030
0.78%, 10/30/24 (a)(b)	500,000	497,140
3.88%, 03/26/25	200,000	214,156
3.35%, 04/24/25 (a)(b)	900,000	942,579
3.30%, 04/27/25	500,000	531,705
0.98%, 05/01/25 (a)(b)	500,000	496,595
4.40%, 06/10/25	700,000	761,523
5.50%, 09/13/25	400,000	452,756
3.70%, 01/12/26	500,000	541,130
4.60%, 03/09/26	350,000	387,548
3.11%, 04/08/26 (a)(b)	750,000	788,317
3.40%, 05/01/26	500,000	537,175
3.20%, 10/21/26 (a)	800,000	848,432
4.30%, 11/20/26	250,000	276,077
1.12%, 01/28/27 (a)(b)	750,000	729,105
1.46%, 06/09/27 (a)(b)	750,000	735,997
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	259,170
2.25%, 04/28/25 (a)	250,000	257,315
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	218,906
Comerica Bank
2.50%, 07/23/24	250,000	259,470
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	208,924
Cooperatieve Rabobank UA
2.75%, 01/10/23	500,000	511,900
4.63%, 12/01/23	750,000	801,270
3.38%, 05/21/25	250,000	268,497
4.38%, 08/04/25	250,000	273,165
3.75%, 07/21/26	500,000	540,810
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Credit Suisse AG
1.00%, 05/05/23	550,000	552,062
0.52%, 08/09/23	400,000	398,168
0.50%, 02/02/24	250,000	247,418
3.63%, 09/09/24	900,000	957,600
2.95%, 04/09/25	300,000	315,108
1.25%, 08/07/26	500,000	488,440
Credit Suisse Group AG
3.80%, 06/09/23	500,000	520,690
3.75%, 03/26/25	500,000	532,425
4.55%, 04/17/26	600,000	663,612
Deutsche Bank AG
3.95%, 02/27/23	400,000	414,008
0.90%, 05/28/24	300,000	298,038
3.70%, 05/30/24	300,000	315,792
2.22%, 09/18/24 (a)(b)	450,000	456,534
1.45%, 04/01/25 (a)(b)	200,000	199,292
3.96%, 11/26/25 (a)(b)	600,000	638,154
4.10%, 01/13/26	200,000	216,352
1.69%, 03/19/26	200,000	199,624
2.13%, 11/24/26 (a)(b)	500,000	500,430
2.31%, 11/16/27 (a)(b)	750,000	749,160
Discover Bank
4.20%, 08/08/23	250,000	263,468
2.45%, 09/12/24 (a)	250,000	256,248
3.45%, 07/27/26 (a)	250,000	265,548
4.68%, 08/09/28 (a)(b)	250,000	262,710
Discover Financial Services
3.95%, 11/06/24 (a)	250,000	266,995
3.75%, 03/04/25 (a)	200,000	213,198
4.50%, 01/30/26 (a)	250,000	275,102
Fifth Third Bancorp
1.63%, 05/05/23 (a)	100,000	101,172
4.30%, 01/16/24 (a)	250,000	265,705
3.65%, 01/25/24 (a)	300,000	315,582
2.38%, 01/28/25 (a)	250,000	257,568
Fifth Third Bank NA
1.80%, 01/30/23 (a)	250,000	253,113
3.95%, 07/28/25 (a)	250,000	273,585
3.85%, 03/15/26 (a)	200,000	217,486
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	50,892
First Horizon Corp.
3.55%, 05/26/23 (a)	200,000	206,906
4.00%, 05/26/25 (a)	100,000	107,285
First Republic Bank/CA
1.91%, 02/12/24 (a)(b)	250,000	253,250
FNB Corp/PA
2.20%, 02/24/23 (a)	50,000	50,645
HSBC Holdings PLC
3.60%, 05/25/23	400,000	416,428
4.25%, 03/14/24	650,000	688,408
3.95%, 05/18/24 (a)(b)	600,000	625,350
0.73%, 08/17/24 (a)(b)	400,000	397,228
3.80%, 03/11/25 (a)(b)	600,000	632,112
0.98%, 05/24/25 (a)(b)	400,000	395,248
4.25%, 08/18/25	350,000	377,496
2.63%, 11/07/25 (a)(b)	600,000	617,070
4.30%, 03/08/26	800,000	877,520
1.65%, 04/18/26 (a)(b)	625,000	622,150
3.90%, 05/25/26	800,000	865,576
2.10%, 06/04/26 (a)(b)	350,000	352,807
4.29%, 09/12/26 (a)(b)	600,000	649,764
4.38%, 11/23/26	500,000	546,730
1.59%, 05/24/27 (a)(b)	600,000	586,980
2.25%, 11/22/27 (a)(b)	500,000	500,840

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HSBC USA, Inc.
3.50%, 06/23/24	100,000	105,837
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	350,000	362,057
ING Groep N.V.
4.10%, 10/02/23	200,000	211,428
3.55%, 04/09/24	450,000	474,655
1.73%, 04/01/27 (a)(b)	400,000	398,360
JPMorgan Chase & Co.
2.97%, 01/15/23 (a)	500,000	501,410
3.20%, 01/25/23	550,000	566,450
3.38%, 05/01/23	600,000	621,570
2.70%, 05/18/23 (a)	500,000	512,650
3.88%, 02/01/24	250,000	265,485
0.70%, 03/16/24 (a)(b)	500,000	499,565
3.56%, 04/23/24 (a)(b)	450,000	466,771
3.63%, 05/13/24	450,000	477,319
1.51%, 06/01/24 (a)(b)	600,000	605,550
3.80%, 07/23/24 (a)(b)	650,000	679,367
3.88%, 09/10/24	800,000	854,120
0.65%, 09/16/24 (a)(b)	300,000	298,596
4.02%, 12/05/24 (a)(b)	800,000	845,936
3.13%, 01/23/25 (a)	550,000	578,671
0.56%, 02/16/25 (a)(b)	250,000	247,220
3.22%, 03/01/25 (a)(b)	550,000	574,260
0.82%, 06/01/25 (a)(b)	550,000	543,609
0.97%, 06/23/25 (a)(b)	500,000	495,685
3.90%, 07/15/25 (a)	600,000	649,074
7.75%, 07/15/25	100,000	121,497
0.77%, 08/09/25 (a)(b)	250,000	246,690
2.30%, 10/15/25 (a)(b)	650,000	664,781
2.01%, 03/13/26 (a)(b)	550,000	558,437
3.30%, 04/01/26 (a)	700,000	746,256
2.08%, 04/22/26 (a)(b)	850,000	864,662
3.20%, 06/15/26 (a)	350,000	371,679
2.95%, 10/01/26 (a)	800,000	844,904
1.05%, 11/19/26 (a)(b)	850,000	828,189
3.96%, 01/29/27 (a)(b)	500,000	543,515
1.04%, 02/04/27 (a)(b)	500,000	485,315
1.58%, 04/22/27 (a)(b)	950,000	939,322
1.47%, 09/22/27 (a)(b)	750,000	736,380
KeyBank NA
3.38%, 03/07/23	250,000	258,653
1.25%, 03/10/23	250,000	251,990
0.42%, 01/03/24 (a)(b)	250,000	249,198
3.30%, 06/01/25	250,000	267,627
KeyCorp
4.15%, 10/29/25	250,000	274,890
Lloyds Banking Group PLC
4.05%, 08/16/23	400,000	420,872
3.90%, 03/12/24	200,000	212,210
0.70%, 05/11/24 (a)(b)	200,000	199,348
4.50%, 11/04/24	200,000	216,340
4.45%, 05/08/25	450,000	492,147
3.87%, 07/09/25 (a)(b)	500,000	531,410
4.58%, 12/10/25	450,000	493,951
2.44%, 02/05/26 (a)(b)	400,000	410,360
4.65%, 03/24/26	400,000	442,332
1.63%, 05/11/27 (a)(b)	250,000	246,398
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	260,158
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	263,488
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/23	400,000	413,572
3.76%, 07/26/23	450,000	471,991
3.41%, 03/07/24	650,000	682,903
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 07/18/24	200,000	208,326
0.85%, 09/15/24 (a)(b)	800,000	798,048
2.19%, 02/25/25	550,000	563,491
3.78%, 03/02/25	250,000	269,077
1.41%, 07/17/25	400,000	398,456
0.95%, 07/19/25 (a)(b)	500,000	495,690
0.96%, 10/11/25 (a)(b)	250,000	247,293
3.85%, 03/01/26	650,000	707,382
2.76%, 09/13/26	200,000	208,976
1.54%, 07/20/27 (a)(b)	550,000	542,206
1.64%, 10/13/27 (a)(b)	250,000	247,513
Mizuho Financial Group, Inc.
3.55%, 03/05/23	300,000	310,599
1.24%, 07/10/24 (a)(b)	250,000	251,153
0.85%, 09/08/24 (a)(b)	375,000	374,197
3.92%, 09/11/24 (a)(b)	200,000	210,264
2.84%, 07/16/25 (a)(b)	200,000	207,600
2.56%, 09/13/25 (a)(b)	200,000	206,230
2.23%, 05/25/26 (a)(b)	250,000	254,300
1.23%, 05/22/27 (a)(b)	400,000	388,872
1.55%, 07/09/27 (a)(b)	400,000	393,732
Morgan Stanley
3.13%, 01/23/23	650,000	667,823
3.75%, 02/25/23	850,000	881,220
4.10%, 05/22/23	500,000	522,935
0.53%, 01/25/24 (a)(b)	750,000	747,202
0.73%, 04/05/24 (a)(b)	500,000	498,815
3.74%, 04/24/24 (a)(b)	700,000	726,474
3.88%, 04/29/24	750,000	796,192
3.70%, 10/23/24	650,000	693,030
0.79%, 01/22/25 (a)(b)	500,000	495,110
0.79%, 05/30/25 (a)(b)	750,000	738,937
2.72%, 07/22/25 (a)(b)	500,000	516,325
4.00%, 07/23/25	750,000	813,840
0.86%, 10/21/25 (a)(b)	500,000	493,040
1.16%, 10/21/25 (a)(b)	500,000	496,045
5.00%, 11/24/25	600,000	671,208
3.88%, 01/27/26	750,000	814,552
2.19%, 04/28/26 (a)(b)	750,000	766,057
3.13%, 07/27/26	900,000	952,794
6.25%, 08/09/26	250,000	299,705
4.35%, 09/08/26	500,000	552,640
0.99%, 12/10/26 (a)(b)	750,000	725,850
1.59%, 05/04/27 (a)(b)	900,000	889,866
1.51%, 07/20/27 (a)(b)	750,000	736,552
National Australia Bank Ltd.
2.88%, 04/12/23	300,000	309,117
3.63%, 06/20/23	250,000	261,345
2.50%, 07/12/26	400,000	418,956
National Bank of Canada
2.10%, 02/01/23	250,000	254,110
0.75%, 08/06/24	250,000	247,210
Natwest Group PLC
6.13%, 12/15/22	400,000	420,856
3.88%, 09/12/23	800,000	836,816
6.00%, 12/19/23	400,000	436,968
2.36%, 05/22/24 (a)(b)	200,000	203,808
5.13%, 05/28/24	400,000	433,112
4.52%, 06/25/24 (a)(b)	200,000	210,458
4.27%, 03/22/25 (a)(b)	600,000	637,956
4.80%, 04/05/26	400,000	446,360
1.64%, 06/14/27 (a)(b)	400,000	393,764
3.75%, 11/01/29 (a)(b)	200,000	210,042
Northern Trust Corp.
3.95%, 10/30/25	200,000	220,534
People's United Financial, Inc.
3.65%, 12/06/22 (a)	100,000	102,164

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Bank NA
2.95%, 01/30/23 (a)	250,000	256,190
3.50%, 06/08/23 (a)	250,000	260,240
3.80%, 07/25/23 (a)	250,000	261,693
2.95%, 02/23/25 (a)	250,000	263,623
3.25%, 06/01/25 (a)	250,000	266,890
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	205,440
Royal Bank of Canada
1.95%, 01/17/23	200,000	203,134
1.60%, 04/17/23	300,000	304,104
3.70%, 10/05/23	325,000	341,968
0.50%, 10/26/23	750,000	745,612
0.43%, 01/19/24	250,000	247,443
2.55%, 07/16/24	250,000	259,273
0.75%, 10/07/24	200,000	197,734
2.25%, 11/01/24	200,000	206,246
1.15%, 06/10/25	300,000	297,603
0.88%, 01/20/26	500,000	487,530
4.65%, 01/27/26	500,000	555,795
1.20%, 04/27/26	200,000	196,996
1.15%, 07/14/26	250,000	245,373
1.40%, 11/02/26	250,000	246,533
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	100,000	102,556
3.50%, 06/07/24 (a)	100,000	104,633
3.45%, 06/02/25 (a)	300,000	316,602
4.50%, 07/17/25 (a)	500,000	543,190
3.24%, 10/05/26 (a)(c)	200,000	209,948
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	200,604
3.37%, 01/05/24 (a)(b)	250,000	256,420
4.80%, 11/15/24 (a)(b)	200,000	213,940
1.09%, 03/15/25 (a)(b)	200,000	198,394
1.53%, 08/21/26 (a)(b)	400,000	395,168
1.67%, 06/14/27 (a)(b)	250,000	245,420
Santander UK PLC
2.10%, 01/13/23	400,000	406,616
4.00%, 03/13/24	200,000	212,856
2.88%, 06/18/24	200,000	209,056
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	105,925
State Street Corp.
3.10%, 05/15/23	250,000	258,828
3.70%, 11/20/23	350,000	370,279
3.78%, 12/03/24 (a)(b)	100,000	105,706
3.30%, 12/16/24	200,000	213,126
3.55%, 08/18/25	400,000	433,812
2.35%, 11/01/25 (a)(b)	450,000	465,219
2.90%, 03/30/26 (a)(b)	150,000	158,855
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	250,000	256,618
3.95%, 07/19/23	250,000	262,895
3.95%, 01/10/24	250,000	265,285
3.40%, 07/11/24	250,000	264,153
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	250,000	256,713
3.75%, 07/19/23	200,000	209,352
3.94%, 10/16/23	400,000	422,756
0.51%, 01/12/24	200,000	197,990
2.70%, 07/16/24	400,000	414,972
2.45%, 09/27/24	200,000	206,544
2.35%, 01/15/25	400,000	410,152
1.47%, 07/08/25	700,000	698,978
0.95%, 01/12/26	250,000	243,568
3.78%, 03/09/26	200,000	216,826
2.63%, 07/14/26	600,000	622,656
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.40%, 09/17/26	500,000	490,175
3.01%, 10/19/26	200,000	211,666
SVB Financial Group
3.50%, 01/29/25	100,000	106,268
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	265,368
Synchrony Financial
4.38%, 03/19/24 (a)	275,000	292,264
4.25%, 08/15/24 (a)	400,000	426,000
4.50%, 07/23/25 (a)	250,000	271,497
The Bank of New York Mellon Corp.
1.85%, 01/27/23 (a)	100,000	101,434
2.95%, 01/29/23 (a)	150,000	153,821
3.50%, 04/28/23	150,000	156,008
3.45%, 08/11/23	250,000	261,745
2.20%, 08/16/23 (a)	350,000	358,316
0.35%, 12/07/23 (a)	250,000	248,133
3.65%, 02/04/24 (a)	150,000	158,466
3.25%, 09/11/24 (a)	100,000	105,693
2.10%, 10/24/24	400,000	411,340
0.85%, 10/25/24 (a)	250,000	248,508
3.00%, 02/24/25 (a)	200,000	211,128
1.60%, 04/24/25 (a)	200,000	202,216
3.95%, 11/18/25 (a)	250,000	274,480
0.75%, 01/28/26 (a)	250,000	244,078
2.80%, 05/04/26 (a)	200,000	210,488
2.45%, 08/17/26 (a)	300,000	313,221
The Bank of Nova Scotia
2.38%, 01/18/23	150,000	153,024
1.95%, 02/01/23	300,000	304,548
1.63%, 05/01/23	300,000	304,056
0.80%, 06/15/23	200,000	200,386
0.40%, 09/15/23	250,000	248,235
0.55%, 09/15/23	650,000	647,666
3.40%, 02/11/24	250,000	262,975
0.70%, 04/15/24	300,000	297,126
2.20%, 02/03/25	200,000	205,666
1.30%, 06/11/25	200,000	199,486
4.50%, 12/16/25	250,000	277,127
1.05%, 03/02/26	400,000	391,956
1.35%, 06/24/26	250,000	247,248
2.70%, 08/03/26	400,000	418,640
1.30%, 09/15/26 (a)	250,000	245,715
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	750,000	774,472
0.48%, 01/27/23 (a)	500,000	498,770
3.20%, 02/23/23 (a)	450,000	462,469
0.52%, 03/08/23 (a)	150,000	149,537
3.63%, 02/20/24 (a)	350,000	368,497
4.00%, 03/03/24	850,000	902,972
0.67%, 03/08/24 (a)(b)	450,000	448,488
3.85%, 07/08/24 (a)	700,000	742,665
0.66%, 09/10/24 (a)(b)	450,000	446,733
0.93%, 10/21/24 (a)(b)	450,000	448,150
3.50%, 01/23/25 (a)	625,000	661,219
3.50%, 04/01/25 (a)	850,000	902,368
3.75%, 05/22/25 (a)	700,000	748,797
3.27%, 09/29/25 (a)(b)	550,000	577,269
4.25%, 10/21/25	500,000	544,290
0.86%, 02/12/26 (a)(b)	250,000	244,783
3.75%, 02/25/26 (a)	500,000	538,230
3.50%, 11/16/26 (a)	500,000	532,680
1.09%, 12/09/26 (a)(b)	550,000	535,414
1.43%, 03/09/27 (a)(b)	750,000	735,705
1.54%, 09/10/27 (a)(b)	750,000	734,640
1.95%, 10/21/27 (a)(b)	750,000	748,530

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	261,963
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	200,000	210,154
3.90%, 04/29/24 (a)	300,000	319,320
2.20%, 11/01/24 (a)	200,000	206,350
2.60%, 07/23/26 (a)	250,000	262,158
1.15%, 08/13/26 (a)	250,000	247,105
The Toronto-Dominion Bank
0.25%, 01/06/23	250,000	249,205
0.30%, 06/02/23	250,000	248,753
0.75%, 06/12/23	850,000	851,062
3.50%, 07/19/23	400,000	418,728
0.45%, 09/11/23	400,000	398,024
3.25%, 03/11/24	150,000	157,584
2.65%, 06/12/24	300,000	311,916
0.70%, 09/10/24	200,000	197,858
1.15%, 06/12/25	250,000	248,640
0.75%, 09/11/25	400,000	390,804
0.75%, 01/06/26	250,000	243,200
1.20%, 06/03/26	350,000	345,159
1.25%, 09/10/26	400,000	393,220
3.63%, 09/15/31 (a)(b)	400,000	432,188
Truist Bank
1.25%, 03/09/23 (a)	400,000	402,676
2.75%, 05/01/23 (a)	200,000	205,628
3.20%, 04/01/24 (a)	200,000	209,788
3.69%, 08/02/24 (a)(b)	100,000	104,826
2.15%, 12/06/24 (a)	250,000	256,923
1.50%, 03/10/25 (a)	500,000	505,215
3.63%, 09/16/25 (a)	300,000	322,752
3.30%, 05/15/26 (a)	200,000	213,630
3.80%, 10/30/26 (a)	250,000	274,085
2.64%, 09/17/29 (a)(b)	250,000	258,090
Truist Financial Corp.
2.20%, 03/16/23 (a)	350,000	356,436
3.75%, 12/06/23 (a)	450,000	474,948
2.50%, 08/01/24 (a)	200,000	206,842
2.85%, 10/26/24 (a)	150,000	156,663
4.00%, 05/01/25 (a)	500,000	542,430
1.20%, 08/05/25 (a)	250,000	249,168
1.27%, 03/02/27 (a)(b)	400,000	393,000
US Bancorp
3.70%, 01/30/24 (a)	200,000	211,572
3.38%, 02/05/24 (a)	250,000	262,945
2.40%, 07/30/24 (a)	350,000	362,572
3.60%, 09/11/24 (a)	300,000	320,271
1.45%, 05/12/25 (a)	400,000	403,052
3.95%, 11/17/25 (a)	250,000	274,845
3.10%, 04/27/26 (a)	300,000	318,771
2.38%, 07/22/26 (a)	400,000	416,416
US Bank NA/Cincinnati OH
1.95%, 01/09/23 (a)	250,000	253,793
3.40%, 07/24/23 (a)	250,000	260,648
2.05%, 01/21/25 (a)	250,000	256,765
2.80%, 01/27/25 (a)	250,000	262,045
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	101,699
Wells Fargo & Co.
3.07%, 01/24/23 (a)	250,000	250,653
3.45%, 02/13/23	500,000	515,800
4.13%, 08/15/23	400,000	421,220
4.48%, 01/16/24	100,000	106,993
3.75%, 01/24/24 (a)	750,000	790,920
1.65%, 06/02/24 (a)(b)	600,000	606,450
3.30%, 09/09/24	800,000	844,600
3.00%, 02/19/25	850,000	887,366
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.81%, 05/19/25 (a)(b)	250,000	247,508
3.55%, 09/29/25	750,000	804,112
2.41%, 10/30/25 (a)(b)	700,000	718,704
2.16%, 02/11/26 (a)(b)	650,000	663,416
3.00%, 04/22/26	900,000	945,225
2.19%, 04/30/26 (a)(b)	950,000	970,776
4.10%, 06/03/26	700,000	762,447
3.00%, 10/23/26	900,000	947,853
3.20%, 06/17/27 (a)(b)	650,000	687,290
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	200,000	204,186
Westpac Banking Corp.
2.75%, 01/11/23	500,000	512,160
2.00%, 01/13/23	150,000	152,474
3.65%, 05/15/23	500,000	521,770
3.30%, 02/26/24	150,000	157,950
2.35%, 02/19/25	200,000	207,144
2.85%, 05/13/26	400,000	423,640
1.15%, 06/03/26	250,000	246,303
2.70%, 08/19/26	300,000	316,251
2.89%, 02/04/30 (a)(b)	400,000	410,320
4.32%, 11/23/31 (a)(b)	400,000	434,772
		206,429,195
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	106,851
3.50%, 08/01/25	200,000	213,964
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	158,744
3.70%, 10/15/24	250,000	268,935
3.00%, 04/02/25 (a)	200,000	210,332
BGC Partners, Inc.
5.38%, 07/24/23	250,000	264,845
3.75%, 10/01/24 (a)	100,000	104,889
BlackRock, Inc.
3.50%, 03/18/24	250,000	265,037
Blackstone Private Credit Fund
1.75%, 09/15/24 (c)	100,000	98,757
2.35%, 11/22/24 (c)	150,000	150,059
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	107,667
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	300,000	317,877
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	421,548
Eaton Vance Corp.
3.63%, 06/15/23	100,000	104,227
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	105,336
Intercontinental Exchange, Inc.
0.70%, 06/15/23	300,000	299,331
3.45%, 09/21/23 (a)	200,000	208,846
4.00%, 10/15/23	100,000	105,569
3.75%, 12/01/25 (a)	500,000	541,990
Invesco Finance PLC
4.00%, 01/30/24	100,000	106,056
3.75%, 01/15/26	150,000	162,920
Lazard Group LLC
3.75%, 02/13/25	100,000	106,796
Legg Mason, Inc.
4.75%, 03/15/26	150,000	169,424

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
0.45%, 12/21/22 (a)	250,000	249,502
4.25%, 06/01/24 (a)	50,000	53,433
3.85%, 06/30/26 (a)	150,000	164,091
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	413,288
1.85%, 07/16/25	400,000	402,144
1.65%, 07/14/26	400,000	394,196
Stifel Financial Corp.
4.25%, 07/18/24	200,000	214,600
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	75,000	76,665
3.55%, 02/01/24 (a)(d)	100,000	105,606
0.75%, 03/18/24 (a)(d)	350,000	348,656
3.00%, 03/10/25 (a)(d)	50,000	52,728
4.20%, 03/24/25 (a)(d)	100,000	109,400
3.63%, 04/01/25 (a)(d)	100,000	107,095
3.85%, 05/21/25 (a)(d)	150,000	162,591
3.45%, 02/13/26 (a)(d)	50,000	53,908
0.90%, 03/11/26 (a)(d)	250,000	244,542
1.15%, 05/13/26 (a)(d)	200,000	197,692
		7,950,137
Finance Companies 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	200,000	205,040
4.13%, 07/03/23 (a)	200,000	208,548
4.50%, 09/15/23 (a)	250,000	263,657
1.15%, 10/29/23	450,000	449,401
4.88%, 01/16/24 (a)	300,000	320,955
3.15%, 02/15/24 (a)	300,000	310,341
2.88%, 08/14/24 (a)	150,000	155,079
1.65%, 10/29/24 (a)	850,000	848,861
1.75%, 10/29/24 (a)	250,000	250,045
3.50%, 01/15/25 (a)	300,000	316,215
6.50%, 07/15/25 (a)	350,000	400,858
4.45%, 10/01/25 (a)	150,000	162,764
1.75%, 01/30/26 (a)	250,000	246,012
2.45%, 10/29/26 (a)	1,000,000	1,003,570
Air Lease Corp.
2.25%, 01/15/23	100,000	101,583
2.75%, 01/15/23 (a)	350,000	356,629
3.88%, 07/03/23 (a)	150,000	156,179
3.00%, 09/15/23 (a)	100,000	102,969
4.25%, 02/01/24 (a)	300,000	317,487
0.70%, 02/15/24 (a)	250,000	246,430
4.25%, 09/15/24 (a)	100,000	106,891
2.30%, 02/01/25 (a)	200,000	203,428
3.25%, 03/01/25 (a)	200,000	208,434
3.38%, 07/01/25 (a)	225,000	236,128
2.88%, 01/15/26 (a)	400,000	411,328
3.75%, 06/01/26 (a)	150,000	159,498
1.88%, 08/15/26 (a)	350,000	344,837
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	157,835
4.13%, 05/01/24 (a)	300,000	315,180
4.25%, 06/15/26 (a)	150,000	161,733
Ares Capital Corp.
3.50%, 02/10/23 (a)	75,000	76,933
4.20%, 06/10/24 (a)	400,000	420,944
4.25%, 03/01/25 (a)	100,000	106,082
3.25%, 07/15/25 (a)	300,000	308,880
3.88%, 01/15/26 (a)	250,000	263,472
2.15%, 07/15/26 (a)	250,000	247,315
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	100,239
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	101,102
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	106,030
1.65%, 10/12/24	200,000	196,802
4.13%, 02/01/25 (a)	50,000	52,428
3.40%, 01/15/26 (a)	250,000	255,192
GATX Corp.
4.35%, 02/15/24 (a)	100,000	106,744
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	52,498
2.88%, 01/15/26 (a)	300,000	306,663
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	100,000	102,911
2.50%, 08/24/26 (a)	100,000	98,837
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	100,000	98,745
Main Street Capital Corp.
5.20%, 05/01/24	50,000	53,718
3.00%, 07/14/26 (a)	150,000	151,035
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	52,186
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	150,000	160,889
4.00%, 03/30/25 (a)	50,000	52,175
3.75%, 07/22/25 (a)	250,000	259,710
4.25%, 01/15/26 (a)	100,000	105,481
3.40%, 07/15/26 (a)	250,000	254,347
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	152,654
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	100,000	105,041
2.50%, 08/01/26 (a)	100,000	99,762
		13,176,730
Financial Other 0.0%
Blackstone Secured Lending Fund
3.65%, 07/14/23	200,000	206,972
3.63%, 01/15/26 (a)	200,000	208,614
2.75%, 09/16/26 (a)	200,000	201,036
ORIX Corp.
4.05%, 01/16/24	150,000	159,123
3.25%, 12/04/24	200,000	211,338
		987,083
Insurance 0.8%
Aetna, Inc.
2.80%, 06/15/23 (a)	300,000	307,944
3.50%, 11/15/24 (a)	300,000	318,303
Aflac, Inc.
3.63%, 11/15/24	250,000	268,142
1.13%, 03/15/26 (a)	100,000	99,090
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	162,123
American International Group, Inc.
4.13%, 02/15/24	400,000	426,368
2.50%, 06/30/25 (a)	250,000	258,773
3.75%, 07/10/25 (a)	500,000	537,265
3.90%, 04/01/26 (a)	500,000	545,240
Anthem, Inc.
3.30%, 01/15/23	200,000	205,842
3.50%, 08/15/24 (a)	350,000	369,540
3.35%, 12/01/24 (a)	200,000	211,618

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 01/15/25 (a)	300,000	309,003
1.50%, 03/15/26 (a)	200,000	198,798
Aon PLC
4.00%, 11/27/23 (a)	100,000	105,334
3.50%, 06/14/24 (a)	250,000	264,617
3.88%, 12/15/25 (a)	200,000	217,518
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	106,644
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	105,519
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	198,000	216,440
Berkshire Hathaway, Inc.
3.00%, 02/11/23	100,000	102,887
2.75%, 03/15/23 (a)	350,000	358,491
3.13%, 03/15/26 (a)	700,000	749,147
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	300,000	321,711
Chubb INA Holdings, Inc.
2.70%, 03/13/23	150,000	153,909
3.35%, 05/15/24	100,000	105,760
3.15%, 03/15/25	450,000	478,021
3.35%, 05/03/26 (a)	400,000	431,452
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	106,223
4.50%, 03/01/26 (a)	150,000	166,818
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	222,076
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	65,000	67,621
Humana, Inc.
3.15%, 12/01/22 (a)	200,000	203,720
2.90%, 12/15/22 (a)	50,000	51,065
0.65%, 08/03/23 (a)	400,000	398,256
3.85%, 10/01/24 (a)	100,000	106,738
4.50%, 04/01/25 (a)	250,000	273,605
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	107,638
Lincoln National Corp.
4.00%, 09/01/23	150,000	157,928
Loews Corp.
2.63%, 05/15/23 (a)	150,000	153,462
Manulife Financial Corp.
4.15%, 03/04/26	250,000	276,035
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	100,000	102,953
3.88%, 03/15/24 (a)	250,000	265,472
3.50%, 06/03/24 (a)	100,000	105,559
3.50%, 03/10/25 (a)	150,000	159,615
3.75%, 03/14/26 (a)	200,000	217,286
MetLife, Inc.
4.37%, 09/15/23	300,000	318,819
3.60%, 04/10/24	150,000	158,951
3.00%, 03/01/25	150,000	158,639
3.60%, 11/13/25 (a)	250,000	270,727
Old Republic International Corp.
4.88%, 10/01/24 (a)	300,000	328,737
Principal Financial Group, Inc.
3.13%, 05/15/23	200,000	206,762
3.40%, 05/15/25 (a)	100,000	106,269
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	100,444
5.63%, 06/15/43 (a)(b)	350,000	364,899
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 03/15/44 (a)(b)	200,000	209,150
5.38%, 05/15/45 (a)(b)	250,000	269,600
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	106,466
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	107,386
The Allstate Corp.
3.15%, 06/15/23	250,000	259,533
0.75%, 12/15/25 (a)	150,000	146,739
5.75%, 08/15/53 (a)(b)	175,000	183,748
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	164,835
UnitedHealth Group, Inc.
2.75%, 02/15/23 (a)	250,000	255,093
2.88%, 03/15/23	300,000	309,018
3.50%, 06/15/23	100,000	104,342
3.50%, 02/15/24	297,000	313,495
2.38%, 08/15/24	100,000	103,739
3.75%, 07/15/25	500,000	541,715
3.70%, 12/15/25	200,000	218,236
1.25%, 01/15/26	250,000	249,028
3.10%, 03/15/26	400,000	426,972
Unum Group
4.00%, 03/15/24	70,000	74,109
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	300,000	312,027
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	210,510
XLIT Ltd.
4.45%, 03/31/25	100,000	109,565
		17,767,122
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	200,000	213,986
4.30%, 01/15/26 (a)	150,000	165,852
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	100,000	103,205
4.13%, 07/01/24 (a)	150,000	160,670
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	106,423
3.45%, 06/01/25 (a)	200,000	213,830
3.50%, 11/15/25 (a)	200,000	215,440
Boston Properties LP
3.13%, 09/01/23 (a)	200,000	206,726
3.80%, 02/01/24 (a)	150,000	157,343
3.20%, 01/15/25 (a)	200,000	210,010
3.65%, 02/01/26 (a)	300,000	322,194
2.75%, 10/01/26 (a)	250,000	260,480
Brandywine Operating Partnership LP
3.95%, 02/15/23 (a)	150,000	154,361
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	100,000	105,504
3.85%, 02/01/25 (a)	100,000	106,551
4.13%, 06/15/26 (a)	200,000	218,364
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	150,000	160,910
3.65%, 08/15/26 (a)	100,000	105,771
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	101,479
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	158,442
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	300,000	311,154

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Digital Realty Trust LP
4.75%, 10/01/25 (a)	200,000	222,764
Duke Realty LP
3.25%, 06/30/26 (a)	100,000	106,979
EPR Properties
4.50%, 04/01/25 (a)	100,000	107,025
ERP Operating LP
3.00%, 04/15/23 (a)	150,000	153,909
3.38%, 06/01/25 (a)	100,000	106,465
2.85%, 11/01/26 (a)	200,000	210,948
Essex Portfolio LP
3.25%, 05/01/23 (a)	100,000	102,888
3.88%, 05/01/24 (a)	100,000	105,714
3.50%, 04/01/25 (a)	150,000	159,812
3.38%, 04/15/26 (a)	150,000	159,989
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	75,000	79,046
1.25%, 02/15/26 (a)	200,000	197,116
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	161,144
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	100,000	105,945
4.00%, 06/01/25 (a)	200,000	216,410
3.25%, 07/15/26 (a)	200,000	213,868
Host Hotels & Resorts LP
3.75%, 10/15/23	150,000	157,392
3.88%, 04/01/24 (a)	100,000	105,024
4.00%, 06/15/25 (a)	100,000	106,182
4.50%, 02/01/26 (a)	100,000	108,273
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	105,349
Kimco Realty Corp.
2.70%, 03/01/24 (a)	200,000	206,300
3.30%, 02/01/25 (a)	200,000	211,428
LifeStorage LP/CA
3.50%, 07/01/26 (a)	200,000	215,270
Mid-America Apartments LP
4.30%, 10/15/23 (a)	100,000	105,333
3.75%, 06/15/24 (a)	100,000	105,794
4.00%, 11/15/25 (a)	250,000	272,595
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	106,316
4.00%, 11/15/25 (a)	200,000	218,184
Office Properties Income Trust
4.25%, 05/15/24 (a)	100,000	104,661
4.50%, 02/01/25 (a)	250,000	264,702
2.65%, 06/15/26 (a)	100,000	99,762
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	100,000	104,783
4.50%, 01/15/25 (a)	100,000	107,316
5.25%, 01/15/26 (a)	250,000	279,170
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	102,797
4.45%, 03/15/24 (a)	300,000	317,331
Public Storage
0.88%, 02/15/26 (a)	150,000	146,475
1.50%, 11/09/26 (a)	100,000	99,784
Realty Income Corp.
4.65%, 08/01/23 (a)	350,000	369,624
4.60%, 02/06/24 (a)	100,000	106,739
3.88%, 04/15/25 (a)	250,000	270,640
4.63%, 11/01/25 (a)	250,000	278,335
4.13%, 10/15/26 (a)	150,000	166,873
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	166,489
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Simon Property Group LP
2.75%, 06/01/23 (a)	250,000	256,297
3.75%, 02/01/24 (a)	100,000	105,199
2.00%, 09/13/24 (a)	300,000	306,315
3.38%, 10/01/24 (a)	300,000	317,175
3.50%, 09/01/25 (a)	350,000	374,601
3.30%, 01/15/26 (a)	100,000	107,245
3.25%, 11/30/26 (a)	150,000	160,725
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	52,566
4.25%, 02/01/26 (a)	100,000	107,156
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	110,794
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	105,229
3.75%, 05/01/24 (a)	100,000	105,349
2.65%, 01/15/25 (a)	100,000	103,628
3.50%, 02/01/25 (a)	100,000	105,894
4.13%, 01/15/26 (a)	200,000	218,310
3.25%, 10/15/26 (a)	150,000	160,154
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	105,288
2.15%, 06/01/26 (a)	100,000	100,615
Welltower, Inc.
4.50%, 01/15/24 (a)	300,000	318,897
3.63%, 03/15/24 (a)	250,000	263,322
4.00%, 06/01/25 (a)	300,000	323,361
4.25%, 04/01/26 (a)	200,000	220,362
WP Carey, Inc.
4.00%, 02/01/25 (a)	250,000	267,842
		15,473,962
		261,784,229

Industrial 13.1%
Basic Industry 0.4%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	80,990
3.35%, 07/31/24 (a)	100,000	105,681
1.50%, 10/15/25 (a)	200,000	201,442
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	107,571
BHP Billiton Finance (USA) Ltd.
3.85%, 09/30/23	200,000	211,466
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	105,053
1.40%, 08/05/26 (a)	150,000	146,427
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	213,184
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	650,000	687,453
4.49%, 11/15/25 (a)	500,000	553,345
Eastman Chemical Co.
3.80%, 03/15/25 (a)	200,000	214,002
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	101,181
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	104,763
FMC Corp.
4.10%, 02/01/24 (a)	100,000	105,374
Kinross Gold Corp.
5.95%, 03/15/24 (a)	350,000	382,084

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Linde, Inc.
2.70%, 02/21/23 (a)	100,000	102,178
2.65%, 02/05/25 (a)	200,000	208,984
3.20%, 01/30/26 (a)	100,000	107,290
LYB International Finance BV
4.00%, 07/15/23	255,000	267,653
LYB International Finance III LLC
1.25%, 10/01/25 (a)	250,000	247,323
LyondellBasell Industries N.V.
5.75%, 04/15/24 (a)	250,000	273,707
Newmont Corp.
3.70%, 03/15/23 (a)	27,000	27,768
Nucor Corp.
4.00%, 08/01/23 (a)	100,000	104,563
2.00%, 06/01/25 (a)	200,000	203,472
Nutrien Ltd.
1.90%, 05/13/23	200,000	202,834
3.50%, 06/01/23 (a)	250,000	259,063
3.38%, 03/15/25 (a)	300,000	320,694
3.00%, 04/01/25 (a)	100,000	104,875
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	106,212
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	102,933
2.40%, 08/15/24 (a)	100,000	103,351
1.20%, 03/15/26 (a)	200,000	195,982
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	99,069
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25	250,000	271,237
Southern Copper Corp.
3.88%, 04/23/25	250,000	267,885
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	150,000	155,930
2.40%, 06/15/25 (a)	100,000	102,722
The Dow Chemical Co.
3.63%, 05/15/26 (a)	200,000	216,028
The Mosaic Co.
4.25%, 11/15/23 (a)	200,000	210,744
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	104,604
3.45%, 08/01/25 (a)	200,000	213,888
3.95%, 01/15/26 (a)	100,000	108,984
Vale Overseas Ltd.
6.25%, 08/10/26	550,000	625,966
Westlake Chemical Corp.
0.88%, 08/15/24 (a)	150,000	148,647
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	104,523
3.75%, 03/15/25 (a)	350,000	375,326
4.65%, 03/15/26 (a)	200,000	224,606
		9,489,057
Capital Goods 1.5%
3M Co.
1.75%, 02/14/23 (a)	200,000	202,708
2.25%, 03/15/23 (a)	150,000	152,865
3.25%, 02/14/24 (a)	350,000	367,157
2.00%, 02/14/25 (a)	100,000	102,534
2.65%, 04/15/25 (a)	350,000	366,103
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	104,498
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	107,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	104,479
Berry Global, Inc.
0.95%, 02/15/24 (a)	400,000	396,252
1.57%, 01/15/26 (a)	250,000	245,157
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	150,000	149,051
3.50%, 12/01/24 (a)	100,000	105,711
Carrier Global Corp.
2.24%, 02/15/25 (a)	700,000	716,338
Caterpillar Financial Services Corp.
0.25%, 03/01/23	300,000	298,770
2.63%, 03/01/23	100,000	102,515
3.45%, 05/15/23	150,000	156,069
0.65%, 07/07/23	350,000	350,024
0.45%, 09/14/23	400,000	398,720
3.75%, 11/24/23	100,000	105,953
3.65%, 12/07/23	100,000	105,778
0.45%, 05/17/24	300,000	296,307
2.85%, 05/17/24	100,000	104,505
3.30%, 06/09/24	100,000	105,674
2.15%, 11/08/24	200,000	206,052
3.25%, 12/01/24	100,000	106,353
1.45%, 05/15/25	200,000	201,190
0.80%, 11/13/25	400,000	391,384
0.90%, 03/02/26	350,000	343,245
1.15%, 09/14/26	150,000	147,858
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	105,439
CNH Industrial Capital LLC
1.95%, 07/02/23	250,000	253,905
4.20%, 01/15/24	50,000	53,029
1.88%, 01/15/26 (a)	200,000	200,846
1.45%, 07/15/26 (a)	150,000	147,419
CNH Industrial N.V.
4.50%, 08/15/23	100,000	105,576
Deere & Co.
2.75%, 04/15/25 (a)	250,000	262,010
Dover Corp.
3.15%, 11/15/25 (a)	200,000	212,530
Emerson Electric Co.
2.63%, 02/15/23 (a)	200,000	203,984
0.88%, 10/15/26 (a)	200,000	192,876
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	266,687
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	350,000	367,874
GE Capital Funding LLC
3.45%, 05/15/25 (a)	400,000	426,972
GE Capital International Funding Co.
3.37%, 11/15/25	500,000	540,720
General Dynamics Corp.
3.38%, 05/15/23 (a)	300,000	311,271
1.88%, 08/15/23 (a)	200,000	203,774
3.25%, 04/01/25 (a)	325,000	344,776
1.15%, 06/01/26 (a)	150,000	148,775
General Electric Co.
3.38%, 03/11/24	150,000	158,114
3.45%, 05/15/24 (a)	250,000	263,562
5.55%, 01/05/26	250,000	292,130
Honeywell International, Inc.
3.35%, 12/01/23	50,000	52,583
2.30%, 08/15/24 (a)	150,000	155,091
1.35%, 06/01/25 (a)	300,000	301,263
2.50%, 11/01/26 (a)	200,000	209,120

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hubbell, Inc.
3.35%, 03/01/26 (a)	200,000	211,506
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(c)	150,000	149,118
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	157,833
John Deere Capital Corp.
2.70%, 01/06/23	250,000	255,862
2.80%, 03/06/23	150,000	154,205
1.20%, 04/06/23	100,000	100,846
3.45%, 06/07/23	350,000	364,920
0.70%, 07/05/23	250,000	250,330
0.40%, 10/10/23	150,000	149,322
3.65%, 10/12/23	100,000	105,351
3.45%, 01/10/24	200,000	211,062
0.45%, 01/17/24	200,000	198,344
2.60%, 03/07/24	150,000	155,672
0.45%, 06/07/24	100,000	98,747
2.65%, 06/24/24	100,000	104,224
2.05%, 01/09/25	100,000	103,009
3.45%, 03/13/25	400,000	429,104
0.70%, 01/15/26	300,000	292,107
1.05%, 06/17/26	250,000	245,605
2.25%, 09/14/26	200,000	206,996
1.30%, 10/13/26	150,000	148,563
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	105,700
3.90%, 02/14/26 (a)	200,000	218,006
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	104,303
3.83%, 04/27/25 (a)	400,000	428,744
Lennox International, Inc.
1.35%, 08/01/25 (a)	250,000	248,535
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	200,000	204,872
2.90%, 03/01/25 (a)	100,000	105,181
3.55%, 01/15/26 (a)	500,000	541,810
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	150,000	149,763
4.25%, 07/02/24 (a)	150,000	160,958
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	205,690
Northrop Grumman Corp.
3.25%, 08/01/23	150,000	155,930
2.93%, 01/15/25 (a)	500,000	522,695
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	450,000	458,523
Owens Corning
3.40%, 08/15/26 (a)	150,000	159,158
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	259,535
3.30%, 11/21/24 (a)	50,000	52,660
Precision Castparts Corp.
2.50%, 01/15/23 (a)	100,000	101,723
3.25%, 06/15/25 (a)	250,000	267,320
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	150,000	157,727
3.20%, 03/15/24 (a)	300,000	313,080
3.95%, 08/16/25 (a)	350,000	379,536
2.65%, 11/01/26 (a)	200,000	209,934
Republic Services, Inc.
4.75%, 05/15/23 (a)	109,000	114,186
2.50%, 08/15/24 (a)	200,000	206,422
3.20%, 03/15/25 (a)	100,000	105,622
0.88%, 11/15/25 (a)	250,000	243,345
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rockwell Automation, Inc.
0.35%, 08/15/23 (a)	150,000	149,460
2.88%, 03/01/25 (a)	100,000	104,896
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	300,000	313,797
2.35%, 09/15/24 (a)	100,000	102,987
1.00%, 09/15/25 (a)	250,000	244,198
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	200,000	214,564
4.00%, 03/15/60 (a)(b)	325,000	330,297
Teledyne Technologies, Inc.
0.65%, 04/01/23	100,000	99,657
0.95%, 04/01/24 (a)	150,000	149,001
1.60%, 04/01/26 (a)	100,000	99,355
Textron, Inc.
4.30%, 03/01/24 (a)	350,000	371,157
The Boeing Co.
1.17%, 02/04/23 (a)	350,000	350,238
2.80%, 03/01/23 (a)	50,000	51,047
4.51%, 05/01/23 (a)	630,000	658,237
1.88%, 06/15/23 (a)	100,000	101,025
1.95%, 02/01/24	400,000	405,580
1.43%, 02/04/24 (a)	750,000	750,127
2.80%, 03/01/24 (a)	600,000	618,414
4.88%, 05/01/25 (a)	900,000	986,472
2.75%, 02/01/26 (a)	350,000	359,744
2.20%, 02/04/26 (a)	1,450,000	1,447,491
3.10%, 05/01/26 (a)	150,000	155,979
The Timken Co.
3.88%, 09/01/24 (a)	150,000	158,595
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	200,000	209,762
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	106,403
3.50%, 03/21/26 (a)	100,000	107,269
Vontier Corp.
1.80%, 04/01/26 (a)(c)	150,000	148,511
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	109,362
Waste Management, Inc.
2.40%, 05/15/23 (a)	100,000	102,157
3.13%, 03/01/25 (a)	100,000	105,465
0.75%, 11/15/25 (a)	200,000	195,022
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)(f)	200,000	213,200
3.20%, 06/15/25 (a)	100,000	104,908
3.45%, 11/15/26 (a)	200,000	213,012
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	101,896
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	107,184
		32,641,337
Communications 1.1%
American Tower Corp.
3.50%, 01/31/23	300,000	308,859
3.00%, 06/15/23	400,000	412,444
0.60%, 01/15/24	250,000	247,448
5.00%, 02/15/24	100,000	108,081
3.38%, 05/15/24 (a)	100,000	104,773
2.95%, 01/15/25 (a)	100,000	104,111
2.40%, 03/15/25 (a)	500,000	512,965
4.40%, 02/15/26 (a)	150,000	164,504
1.60%, 04/15/26 (a)	100,000	98,876

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.45%, 09/15/26 (a)	250,000	245,063
3.38%, 10/15/26 (a)	250,000	265,485
AT&T, Inc.
2.63%, 12/01/22 (a)	250,000	253,815
4.05%, 12/15/23	100,000	106,284
3.90%, 03/11/24 (a)	100,000	105,467
0.90%, 03/25/24 (a)	600,000	597,012
4.45%, 04/01/24 (a)	350,000	374,251
3.95%, 01/15/25 (a)	150,000	161,049
3.40%, 05/15/25 (a)	750,000	796,537
3.60%, 07/15/25 (a)	300,000	321,645
4.13%, 02/17/26 (a)	500,000	547,445
1.70%, 03/25/26 (a)	600,000	599,376
2.95%, 07/15/26 (a)	150,000	158,093
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	212,810
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	155,783
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	266,242
4.91%, 07/23/25 (a)	1,250,000	1,380,262
Comcast Corp.
3.60%, 03/01/24	400,000	425,648
3.70%, 04/15/24 (a)	650,000	689,240
3.38%, 02/15/25 (a)	150,000	159,167
3.10%, 04/01/25	300,000	317,508
3.38%, 08/15/25 (a)	500,000	533,065
3.95%, 10/15/25 (a)	750,000	818,970
3.15%, 03/01/26 (a)	600,000	639,120
Crown Castle International Corp.
3.15%, 07/15/23 (a)	300,000	310,251
3.20%, 09/01/24 (a)	100,000	104,738
1.35%, 07/15/25 (a)	200,000	198,200
4.45%, 02/15/26 (a)	250,000	274,955
3.70%, 06/15/26 (a)	200,000	215,072
1.05%, 07/15/26 (a)	300,000	289,989
Discovery Communications LLC
2.95%, 03/20/23 (a)	229,000	234,927
3.80%, 03/13/24 (a)	200,000	210,830
3.90%, 11/15/24 (a)	200,000	213,464
3.45%, 03/15/25 (a)	50,000	52,881
4.90%, 03/11/26 (a)	200,000	223,892
Fox Corp.
4.03%, 01/25/24 (a)	300,000	317,700
3.05%, 04/07/25 (a)	250,000	263,372
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	114,866
4.63%, 01/30/26 (a)	200,000	218,572
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	200,000	211,812
3.60%, 04/15/26 (a)	350,000	375,123
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	225,000	229,775
4.10%, 10/01/23 (a)	250,000	262,067
3.63%, 12/15/25 (a)	150,000	160,296
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	99,146
The Walt Disney Co.
1.75%, 08/30/24 (a)	550,000	558,288
3.70%, 09/15/24 (a)	100,000	106,342
3.35%, 03/24/25	575,000	611,449
1.75%, 01/13/26	500,000	503,855
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	164,421
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	800,000	847,184
1.50%, 02/15/26 (a)	250,000	246,770
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	212,420
3.00%, 02/13/26	350,000	370,580
1.85%, 07/30/26	300,000	303,225
Verizon Communications, Inc.
0.75%, 03/22/24	250,000	248,343
3.50%, 11/01/24 (a)	350,000	372,302
3.38%, 02/15/25	300,000	318,732
0.85%, 11/20/25 (a)	500,000	486,110
1.45%, 03/20/26 (a)	500,000	496,400
2.63%, 08/15/26	450,000	468,909
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	100,000	105,594
3.70%, 08/15/24 (a)	200,000	212,492
4.75%, 05/15/25 (a)	600,000	661,332
Vodafone Group PLC
2.95%, 02/19/23	250,000	256,410
3.75%, 01/16/24	300,000	317,766
4.13%, 05/30/25	250,000	272,205
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	206,430
WPP Finance 2010
3.75%, 09/19/24	100,000	106,503
		25,227,388
Consumer Cyclical 2.0%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	205,424
3.60%, 11/28/24 (a)	600,000	636,240
Amazon.com, Inc.
2.40%, 02/22/23 (a)	250,000	255,240
0.25%, 05/12/23	150,000	149,507
0.40%, 06/03/23	500,000	498,470
0.45%, 05/12/24	650,000	643,136
2.80%, 08/22/24 (a)	550,000	574,860
3.80%, 12/05/24 (a)	250,000	268,715
0.80%, 06/03/25 (a)	200,000	197,250
5.20%, 12/03/25 (a)	350,000	400,106
1.00%, 05/12/26 (a)	750,000	741,697
American Honda Finance Corp.
2.05%, 01/10/23	250,000	254,100
1.95%, 05/10/23	150,000	152,622
0.88%, 07/07/23	250,000	250,535
0.65%, 09/08/23	450,000	449,010
3.63%, 10/10/23	100,000	105,132
3.55%, 01/12/24	150,000	157,989
2.90%, 02/16/24	250,000	259,822
2.40%, 06/27/24	200,000	206,646
0.55%, 07/12/24	100,000	98,607
0.75%, 08/09/24	250,000	247,538
2.15%, 09/10/24	200,000	205,488
1.20%, 07/08/25	250,000	248,633
1.00%, 09/10/25	250,000	246,845
1.30%, 09/09/26	200,000	197,280
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	105,385
4.50%, 10/01/25 (a)	150,000	163,908
AutoZone, Inc.
3.13%, 07/15/23 (a)	250,000	257,972
3.13%, 04/18/24 (a)	100,000	104,451
3.63%, 04/15/25 (a)	300,000	321,066
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	111,756

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	102,483
3.60%, 06/01/26 (a)	300,000	324,264
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	53,024
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	224,708
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	350,000	364,794
Cummins, Inc.
0.75%, 09/01/25 (a)	300,000	295,356
D.R. Horton, Inc.
4.75%, 02/15/23 (a)	50,000	51,894
2.50%, 10/15/24 (a)	300,000	310,656
2.60%, 10/15/25 (a)	50,000	51,903
Dollar General Corp.
3.25%, 04/15/23 (a)	350,000	359,467
4.15%, 11/01/25 (a)	100,000	109,462
Dollar Tree, Inc.
3.70%, 05/15/23	350,000	364,847
4.00%, 05/15/25 (a)	200,000	215,702
eBay, Inc.
2.75%, 01/30/23 (a)	150,000	153,242
3.45%, 08/01/24 (a)	300,000	315,894
1.90%, 03/11/25 (a)	250,000	253,515
1.40%, 05/10/26 (a)	200,000	197,234
Expedia Group, Inc.
3.60%, 12/15/23 (a)	250,000	261,242
4.50%, 08/15/24 (a)	50,000	53,615
5.00%, 02/15/26 (a)	200,000	223,708
General Motors Co.
4.88%, 10/02/23	200,000	212,876
5.40%, 10/02/23	450,000	484,672
4.00%, 04/01/25	200,000	214,690
6.13%, 10/01/25 (a)	500,000	576,650
General Motors Financial Co., Inc.
3.25%, 01/05/23 (a)	250,000	256,028
3.70%, 05/09/23 (a)	350,000	362,033
4.25%, 05/15/23	200,000	209,084
4.15%, 06/19/23 (a)	100,000	104,474
1.70%, 08/18/23	350,000	353,566
5.10%, 01/17/24 (a)	400,000	430,460
3.95%, 04/13/24 (a)	350,000	369,124
3.50%, 11/07/24 (a)	350,000	368,690
4.00%, 01/15/25 (a)	200,000	212,966
2.90%, 02/26/25 (a)	400,000	414,572
4.35%, 04/09/25 (a)	250,000	270,522
2.75%, 06/20/25 (a)	250,000	258,525
4.30%, 07/13/25 (a)	400,000	432,512
1.25%, 01/08/26 (a)	350,000	341,831
5.25%, 03/01/26 (a)	350,000	393,981
1.50%, 06/10/26 (a)	350,000	344,025
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	106,649
3.35%, 09/01/24 (a)	200,000	208,724
5.25%, 06/01/25 (a)	250,000	275,915
5.38%, 04/15/26 (a)	200,000	221,912
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	158,996
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	102,932
5.38%, 04/23/25 (a)	100,000	110,865
4.85%, 03/15/26 (a)	100,000	109,308
JD.com, Inc.
3.88%, 04/29/26	200,000	214,868
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	107,908
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	408,004
2.90%, 06/25/25 (a)	200,000	201,996
3.50%, 08/18/26 (a)	200,000	203,950
Lennar Corp.
4.88%, 12/15/23 (a)	350,000	373,376
4.50%, 04/30/24 (a)	150,000	160,461
4.75%, 05/30/25 (a)	200,000	219,860
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	300,000	314,247
3.13%, 09/15/24 (a)	200,000	210,610
4.00%, 04/15/25 (a)	175,000	189,926
2.50%, 04/15/26 (a)	400,000	416,348
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	106,204
4.15%, 10/01/25 (a)	250,000	273,362
Marriott International, Inc.
4.15%, 12/01/23 (a)	200,000	210,950
3.60%, 04/15/24 (a)	250,000	262,857
5.75%, 05/01/25 (a)	450,000	508,221
3.13%, 06/15/26 (a)	200,000	210,128
McDonald's Corp.
3.35%, 04/01/23 (a)	300,000	309,831
3.25%, 06/10/24	100,000	105,490
3.38%, 05/26/25 (a)	150,000	159,693
3.30%, 07/01/25 (a)	200,000	213,106
1.45%, 09/01/25 (a)	150,000	150,690
3.70%, 01/30/26 (a)	500,000	540,680
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	101,985
2.40%, 03/27/25 (a)	150,000	155,879
2.38%, 11/01/26 (a)	250,000	261,705
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	161,733
PACCAR Financial Corp.
1.90%, 02/07/23	150,000	152,321
2.65%, 04/06/23	250,000	256,870
0.35%, 08/11/23	200,000	198,774
0.35%, 02/02/24	100,000	98,922
2.15%, 08/15/24	100,000	102,731
1.80%, 02/06/25	200,000	204,106
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	171,176
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	274,945
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	220,244
0.88%, 04/15/26 (a)	150,000	145,794
Sands China Ltd.
5.13%, 08/08/25 (a)	500,000	527,615
3.80%, 01/08/26 (a)	400,000	405,052
Starbucks Corp.
3.10%, 03/01/23 (a)	300,000	308,424
3.85%, 10/01/23 (a)	100,000	104,783
3.80%, 08/15/25 (a)	300,000	324,213
2.45%, 06/15/26 (a)	150,000	156,153
Stellantis N.V.
5.25%, 04/15/23	500,000	528,125
Tapestry, Inc.
4.25%, 04/01/25 (a)	200,000	217,564

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Target Corp.
3.50%, 07/01/24	200,000	212,674
2.25%, 04/15/25 (a)	400,000	412,652
2.50%, 04/15/26	250,000	262,480
The Home Depot, Inc.
2.70%, 04/01/23 (a)	225,000	230,252
3.75%, 02/15/24 (a)	200,000	211,268
3.35%, 09/15/25 (a)	300,000	321,681
3.00%, 04/01/26 (a)	400,000	426,028
2.13%, 09/15/26 (a)	300,000	309,717
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	102,221
2.25%, 09/15/26 (a)	300,000	310,065
Toyota Motor Corp.
0.68%, 03/25/24 (a)	400,000	396,844
2.36%, 07/02/24	100,000	103,361
1.34%, 03/25/26 (a)	300,000	298,203
Toyota Motor Credit Corp.
2.63%, 01/10/23	300,000	306,846
2.70%, 01/11/23	500,000	511,725
2.90%, 03/30/23	650,000	669,695
0.40%, 04/06/23	150,000	149,636
0.50%, 08/14/23	450,000	448,569
1.35%, 08/25/23	200,000	202,114
3.45%, 09/20/23	350,000	366,978
2.25%, 10/18/23	100,000	102,781
0.45%, 01/11/24	200,000	198,114
2.90%, 04/17/24	100,000	104,397
0.63%, 09/13/24	200,000	197,532
2.00%, 10/07/24	200,000	204,862
1.80%, 02/13/25	300,000	305,376
3.00%, 04/01/25	350,000	369,509
3.40%, 04/14/25	150,000	160,425
0.80%, 10/16/25	350,000	342,212
0.80%, 01/09/26	100,000	97,578
1.13%, 06/18/26	200,000	196,822
VF Corp.
2.40%, 04/23/25 (a)	150,000	154,709
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	424,908
3.45%, 06/01/26 (a)	250,000	265,905
Walmart, Inc.
2.35%, 12/15/22 (a)	250,000	254,645
2.55%, 04/11/23 (a)	300,000	306,606
3.40%, 06/26/23 (a)	650,000	677,196
3.30%, 04/22/24 (a)	350,000	367,878
2.85%, 07/08/24 (a)	450,000	472,140
2.65%, 12/15/24 (a)	300,000	315,123
3.55%, 06/26/25 (a)	300,000	325,287
3.05%, 07/08/26 (a)	400,000	429,596
1.05%, 09/17/26 (a)	100,000	98,907
		44,686,419
Consumer Non-Cyclical 3.2%
Abbott Laboratories
3.40%, 11/30/23 (a)	450,000	471,802
2.95%, 03/15/25 (a)	245,000	258,612
3.75%, 11/30/26 (a)	300,000	330,834
AbbVie, Inc.
2.85%, 05/14/23 (a)	150,000	153,785
3.75%, 11/14/23 (a)	400,000	420,456
3.85%, 06/15/24 (a)	250,000	264,987
2.60%, 11/21/24 (a)	1,000,000	1,035,100
3.80%, 03/15/25 (a)	800,000	855,896
3.60%, 05/14/25 (a)	1,000,000	1,065,820
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 05/14/26 (a)	550,000	582,252
2.95%, 11/21/26 (a)	750,000	788,025
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	275,000	286,520
Altria Group, Inc.
4.00%, 01/31/24	200,000	212,188
3.80%, 02/14/24 (a)	250,000	264,080
2.35%, 05/06/25 (a)	200,000	205,604
4.40%, 02/14/26 (a)	200,000	220,290
2.63%, 09/16/26 (a)	150,000	155,276
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	400,000	400,020
3.40%, 05/15/24 (a)	150,000	157,356
3.25%, 03/01/25 (a)	97,000	102,347
Amgen, Inc.
2.25%, 08/19/23 (a)	250,000	255,640
3.63%, 05/22/24 (a)	250,000	263,980
1.90%, 02/21/25 (a)	300,000	305,076
3.13%, 05/01/25 (a)	200,000	210,670
2.60%, 08/19/26 (a)	300,000	311,610
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	800,000	862,448
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	500,000	538,965
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	250,000	261,195
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	500,000	495,385
1.20%, 05/28/26 (a)	250,000	246,645
AstraZeneca PLC
0.30%, 05/26/23	350,000	348,467
3.50%, 08/17/23 (a)	200,000	208,986
3.38%, 11/16/25	500,000	536,835
0.70%, 04/08/26 (a)	400,000	386,308
BAT Capital Corp.
3.22%, 08/15/24 (a)	650,000	677,573
2.79%, 09/06/24 (a)	150,000	155,027
3.22%, 09/06/26 (a)	300,000	313,224
BAT International Finance PLC
1.67%, 03/25/26 (a)	400,000	393,096
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	216,252
Baxter International, Inc.
1.32%, 11/29/24 (c)(g)	200,000	199,370
2.60%, 08/15/26 (a)	500,000	518,935
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	250,000	262,225
3.73%, 12/15/24 (a)	400,000	426,792
Biogen, Inc.
4.05%, 09/15/25 (a)	500,000	544,120
Boston Scientific Corp.
3.45%, 03/01/24 (a)	200,000	209,726
3.85%, 05/15/25	250,000	269,305
1.90%, 06/01/25 (a)	200,000	202,674
3.75%, 03/01/26 (a)	150,000	161,769
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (a)	350,000	358,456
3.25%, 02/20/23 (a)	337,000	347,204
0.54%, 11/13/23 (a)	400,000	398,580
2.90%, 07/26/24 (a)	700,000	732,368
3.88%, 08/15/25 (a)	550,000	596,673
0.75%, 11/13/25 (a)	200,000	195,184
3.20%, 06/15/26 (a)	500,000	537,250
Brunswick Corp.
0.85%, 08/18/24 (a)	200,000	197,556

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bunge Ltd. Finance Corp.
4.35%, 03/15/24 (a)	100,000	106,873
1.63%, 08/17/25 (a)	250,000	250,280
3.25%, 08/15/26 (a)	100,000	106,102
Campbell Soup Co.
3.65%, 03/15/23 (a)	300,000	310,197
3.95%, 03/15/25 (a)	150,000	161,234
3.30%, 03/19/25 (a)	100,000	105,995
Cardinal Health, Inc.
3.20%, 03/15/23	200,000	205,696
3.08%, 06/15/24 (a)	250,000	260,147
3.75%, 09/15/25 (a)	150,000	161,757
Cigna Corp.
3.00%, 07/15/23 (a)	400,000	412,568
3.75%, 07/15/23 (a)	348,000	363,249
3.50%, 06/15/24 (a)	97,000	102,182
3.25%, 04/15/25 (a)	300,000	316,407
4.13%, 11/15/25 (a)	500,000	546,145
4.50%, 02/25/26 (a)	300,000	332,376
1.25%, 03/15/26 (a)	250,000	246,180
Colgate-Palmolive Co.
2.10%, 05/01/23	100,000	102,093
3.25%, 03/15/24	300,000	317,139
CommonSpirit Health
2.76%, 10/01/24 (a)	150,000	155,510
1.55%, 10/01/25 (a)	300,000	298,530
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	78,000	79,644
4.30%, 05/01/24 (a)	200,000	213,882
4.60%, 11/01/25 (a)	300,000	332,619
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	250,000	256,632
4.25%, 05/01/23	350,000	366,691
4.75%, 11/15/24	150,000	164,756
4.40%, 11/15/25 (a)	150,000	165,413
CVS Health Corp.
2.75%, 12/01/22 (a)	450,000	457,114
3.70%, 03/09/23 (a)	750,000	776,152
3.38%, 08/12/24 (a)	100,000	105,266
2.63%, 08/15/24 (a)	100,000	103,498
4.10%, 03/25/25 (a)	400,000	432,704
3.88%, 07/20/25 (a)	700,000	754,817
2.88%, 06/01/26 (a)	500,000	524,225
3.00%, 08/15/26 (a)	200,000	211,102
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	300,000	308,277
Diageo Capital PLC
2.63%, 04/29/23 (a)	350,000	357,672
3.50%, 09/18/23 (a)	200,000	209,240
2.13%, 10/24/24 (a)	200,000	205,380
1.38%, 09/29/25 (a)	200,000	200,086
General Mills, Inc.
3.70%, 10/17/23 (a)	250,000	262,377
3.65%, 02/15/24 (a)	150,000	157,587
4.00%, 04/17/25 (a)	100,000	108,052
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	200,000	205,344
0.75%, 09/29/23 (a)	488,000	486,697
3.70%, 04/01/24 (a)	250,000	263,370
3.50%, 02/01/25 (a)	500,000	530,135
3.65%, 03/01/26 (a)	750,000	808,440
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	400,000	398,476
3.00%, 06/01/24 (a)	200,000	209,200
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	200,000	205,332
3.38%, 05/15/23	500,000	519,575
3.63%, 05/15/25	250,000	269,672
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	104,535
3.55%, 11/19/26 (a)	200,000	215,030
HCA, Inc.
4.75%, 05/01/23	400,000	420,908
5.00%, 03/15/24	550,000	593,488
5.25%, 04/15/25	300,000	333,633
5.25%, 06/15/26 (a)	500,000	562,690
Hormel Foods Corp.
0.65%, 06/03/24 (a)	250,000	248,158
Johnson & Johnson
2.05%, 03/01/23 (a)	300,000	304,728
2.63%, 01/15/25 (a)	100,000	104,632
0.55%, 09/01/25 (a)	400,000	390,816
2.45%, 03/01/26 (a)	500,000	521,215
Kellogg Co.
2.65%, 12/01/23	150,000	155,054
3.25%, 04/01/26	200,000	213,048
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	251,000	262,157
3.13%, 12/15/23 (a)	100,000	104,138
0.75%, 03/15/24 (a)	200,000	198,320
4.42%, 05/25/25 (a)	450,000	492,349
3.40%, 11/15/25 (a)	200,000	213,140
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	160,134
2.75%, 02/15/26	100,000	106,068
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	55,000	57,812
3.25%, 09/01/24 (a)	250,000	262,637
2.30%, 12/01/24 (a)	100,000	102,811
3.60%, 02/01/25 (a)	150,000	159,128
1.55%, 06/01/26 (a)	150,000	148,559
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	250,000	262,067
0.90%, 02/15/26 (a)	200,000	193,202
McKesson Corp.
2.85%, 03/15/23 (a)	150,000	153,159
3.80%, 03/15/24 (a)	150,000	158,234
0.90%, 12/03/25 (a)	200,000	194,732
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	219,332
Medtronic, Inc.
3.50%, 03/15/25	420,000	449,900
Merck & Co., Inc.
2.80%, 05/18/23	500,000	515,890
2.90%, 03/07/24 (a)	100,000	104,326
2.75%, 02/10/25 (a)	600,000	627,126
0.75%, 02/24/26 (a)	250,000	243,808
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	600,000	629,658
Mondelez International, Inc.
1.50%, 05/04/25 (a)	100,000	100,316
3.63%, 02/13/26 (a)	100,000	108,308
Mylan, Inc.
4.20%, 11/29/23 (a)	150,000	157,988
Novartis Capital Corp.
3.40%, 05/06/24	600,000	635,130
1.75%, 02/14/25 (a)	300,000	305,088
3.00%, 11/20/25 (a)	550,000	583,737

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	250,000	250,627
PepsiCo, Inc.
2.75%, 03/01/23	400,000	411,144
0.75%, 05/01/23	250,000	250,850
0.40%, 10/07/23	200,000	199,124
3.60%, 03/01/24 (a)	350,000	369,015
2.25%, 03/19/25 (a)	400,000	413,280
2.75%, 04/30/25 (a)	150,000	157,185
3.50%, 07/17/25 (a)	200,000	215,352
2.85%, 02/24/26 (a)	200,000	211,956
2.38%, 10/06/26 (a)	200,000	209,362
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	150,000	149,040
0.85%, 09/15/24 (a)	200,000	197,498
Pfizer, Inc.
3.00%, 06/15/23	400,000	414,256
3.20%, 09/15/23 (a)	300,000	312,948
2.95%, 03/15/24 (a)	150,000	156,813
3.40%, 05/15/24	150,000	158,810
0.80%, 05/28/25 (a)	250,000	246,815
2.75%, 06/03/26	300,000	318,378
Philip Morris International, Inc.
2.63%, 03/06/23	250,000	256,355
1.13%, 05/01/23	250,000	251,650
2.13%, 05/10/23 (a)	300,000	305,412
2.88%, 05/01/24 (a)	200,000	208,614
3.25%, 11/10/24	200,000	212,332
1.50%, 05/01/25 (a)	250,000	251,292
3.38%, 08/11/25 (a)	200,000	213,160
2.75%, 02/25/26 (a)	200,000	208,982
0.88%, 05/01/26 (a)	150,000	145,152
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	159,467
3.45%, 06/01/26 (a)	200,000	214,724
Reynolds American, Inc.
4.85%, 09/15/23	100,000	106,635
4.45%, 06/12/25 (a)	700,000	758,198
Royalty Pharma PLC
0.75%, 09/02/23	250,000	248,683
1.20%, 09/02/25 (a)	350,000	344,074
Sanofi
3.38%, 06/19/23 (a)	150,000	156,191
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	650,000	670,761
3.20%, 09/23/26 (a)	800,000	848,176
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	198,578
3.38%, 05/15/24 (a)	100,000	105,046
1.15%, 06/15/25 (a)	250,000	248,140
3.38%, 11/01/25 (a)	200,000	213,996
3.50%, 03/15/26 (a)	250,000	268,790
Sutter Health
1.32%, 08/15/25 (a)	150,000	149,873
Sysco Corp.
3.55%, 03/15/25 (a)	100,000	106,850
5.65%, 04/01/25 (a)	350,000	394,782
3.75%, 10/01/25 (a)	200,000	215,144
3.30%, 07/15/26 (a)	300,000	319,167
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	400,000	425,756
The Clorox Co.
3.50%, 12/15/24 (a)	200,000	212,996
The Coca-Cola Co.
1.75%, 09/06/24	300,000	306,294
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	154,001
The Hershey Co.
3.38%, 05/15/23 (a)	150,000	155,702
0.90%, 06/01/25 (a)	100,000	98,944
2.30%, 08/15/26 (a)	150,000	155,843
The JM Smucker Co.
3.50%, 03/15/25	200,000	213,192
The Kroger Co.
4.00%, 02/01/24 (a)	200,000	211,572
3.50%, 02/01/26 (a)	200,000	215,518
The Procter & Gamble Co.
0.55%, 10/29/25	350,000	341,883
2.70%, 02/02/26	300,000	317,784
1.00%, 04/23/26	250,000	247,683
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	200,000	199,598
1.22%, 10/18/24 (a)	700,000	700,434
4.13%, 03/25/25	200,000	217,464
2.95%, 09/19/26 (a)	400,000	423,012
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	105,161
3.95%, 08/15/24 (a)	300,000	319,482
4.00%, 03/01/26 (a)	250,000	271,715
Unilever Capital Corp.
0.38%, 09/14/23	250,000	248,752
3.25%, 03/07/24 (a)	150,000	157,797
2.60%, 05/05/24 (a)	300,000	311,556
0.63%, 08/12/24 (a)	100,000	99,248
3.38%, 03/22/25 (a)	200,000	213,994
3.10%, 07/30/25	200,000	213,792
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(c)	200,000	196,270
UPMC
1.80%, 04/15/26 (a)	100,000	99,919
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	650,000	699,894
Viatris, Inc.
1.65%, 06/22/25 (a)	250,000	249,742
Whirlpool Corp.
4.00%, 03/01/24	100,000	106,556
3.70%, 05/01/25	100,000	107,399
Wyeth LLC
6.45%, 02/01/24	100,000	111,742
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	100,000	103,479
3.55%, 04/01/25 (a)	450,000	479,281
3.05%, 01/15/26 (a)	200,000	210,306
Zoetis, Inc.
3.25%, 02/01/23 (a)	300,000	306,471
4.50%, 11/13/25 (a)	250,000	276,975
		70,873,979
Energy 1.9%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	408,368
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	108,762
BP Capital Markets America, Inc.
2.94%, 04/06/23	400,000	411,000
2.75%, 05/10/23	450,000	462,307
3.22%, 11/28/23 (a)	450,000	470,506
3.79%, 02/06/24 (a)	200,000	211,636
3.22%, 04/14/24 (a)	100,000	105,257

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.19%, 04/06/25 (a)	350,000	368,900
3.80%, 09/21/25 (a)	500,000	541,440
3.41%, 02/11/26 (a)	100,000	106,978
3.12%, 05/04/26 (a)	300,000	317,517
BP Capital Markets PLC
3.81%, 02/10/24	250,000	264,122
3.54%, 11/04/24	100,000	106,402
3.51%, 03/17/25	300,000	319,506
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	255,093
3.80%, 04/15/24 (a)	100,000	105,132
3.90%, 02/01/25 (a)	200,000	213,818
2.05%, 07/15/25 (a)	250,000	252,898
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	200,000	222,304
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	300,000	333,459
5.88%, 03/31/25 (a)	500,000	556,940
Chevron Corp.
1.14%, 05/11/23	500,000	503,875
2.57%, 05/16/23 (a)	150,000	153,596
3.19%, 06/24/23 (a)	250,000	258,255
2.90%, 03/03/24 (a)	150,000	156,162
1.55%, 05/11/25 (a)	700,000	706,545
3.33%, 11/17/25 (a)	300,000	321,387
2.95%, 05/16/26 (a)	500,000	530,675
Chevron USA, Inc.
0.43%, 08/11/23	300,000	298,905
3.90%, 11/15/24 (a)	100,000	107,494
0.69%, 08/12/25 (a)	300,000	293,967
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	300,000	328,803
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	106,048
4.95%, 03/15/26 (a)	400,000	452,028
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	260,902
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(c)	200,000	212,884
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	200,000	217,130
5.85%, 12/15/25 (a)	200,000	229,432
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	250,000	259,442
4.75%, 05/31/25 (a)	150,000	164,528
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	200,000	206,732
3.60%, 12/15/24 (a)	67,000	71,334
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	104,821
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	200,000	229,114
Enbridge, Inc.
4.00%, 10/01/23 (a)	200,000	209,536
3.50%, 06/10/24 (a)	100,000	105,070
2.50%, 01/15/25 (a)	150,000	154,497
1.60%, 10/04/26 (a)	150,000	148,022
Energy Transfer LP
3.45%, 01/15/23 (a)	150,000	153,059
3.60%, 02/01/23 (a)	200,000	204,676
4.25%, 03/15/23 (a)	250,000	258,103
4.20%, 09/15/23 (a)	150,000	157,457
5.88%, 01/15/24 (a)	400,000	431,792
4.90%, 02/01/24 (a)	100,000	106,381
4.25%, 04/01/24 (a)	100,000	105,423
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/15/24 (a)	200,000	213,140
4.05%, 03/15/25 (a)	350,000	370,688
2.90%, 05/15/25 (a)	300,000	309,681
4.75%, 01/15/26 (a)	250,000	274,860
3.90%, 07/15/26 (a)	200,000	215,422
Energy Transfer LP/Regency Energy Finance Corp
4.50%, 11/01/23 (a)	100,000	105,265
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	300,000	308,211
3.90%, 02/15/24 (a)	300,000	316,500
3.75%, 02/15/25 (a)	300,000	320,682
3.70%, 02/15/26 (a)	250,000	269,237
EOG Resources, Inc.
2.63%, 03/15/23 (a)	400,000	407,528
3.15%, 04/01/25 (a)	100,000	105,788
4.15%, 01/15/26 (a)	200,000	219,980
Exxon Mobil Corp.
2.73%, 03/01/23 (a)	400,000	409,328
1.57%, 04/15/23	750,000	759,277
3.18%, 03/15/24 (a)	100,000	104,589
2.02%, 08/16/24 (a)	450,000	461,691
2.71%, 03/06/25 (a)	600,000	625,596
2.99%, 03/19/25 (a)	650,000	684,690
3.04%, 03/01/26 (a)	500,000	530,480
2.28%, 08/16/26 (a)	250,000	258,723
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	155,466
3.80%, 11/15/25 (a)	350,000	378,791
HollyFrontier Corp.
2.63%, 10/01/23	250,000	256,118
5.88%, 04/01/26 (a)	150,000	169,031
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	150,000	153,653
3.50%, 09/01/23 (a)	100,000	103,750
4.15%, 02/01/24 (a)	300,000	317,016
4.30%, 05/01/24 (a)	200,000	213,264
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	400,000	409,464
4.30%, 06/01/25 (a)	400,000	433,880
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	200,000	225,004
Marathon Petroleum Corp.
4.50%, 05/01/23	200,000	209,674
4.75%, 12/15/23	100,000	107,031
3.63%, 09/15/24 (a)	100,000	105,445
4.70%, 05/01/25 (a)	400,000	437,308
MPLX LP
3.50%, 12/01/22 (a)	100,000	102,447
3.38%, 03/15/23 (a)	100,000	102,805
4.50%, 07/15/23 (a)	400,000	418,312
4.88%, 12/01/24 (a)	200,000	217,346
4.00%, 02/15/25 (a)	250,000	267,935
4.88%, 06/01/25 (a)	250,000	274,000
1.75%, 03/01/26 (a)	400,000	395,976
National Fuel Gas Co.
5.20%, 07/15/25 (a)	250,000	274,967
5.50%, 01/15/26 (a)	100,000	113,417
ONEOK Partners LP
5.00%, 09/15/23 (a)	400,000	423,720
4.90%, 03/15/25 (a)	100,000	109,825
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	164,273
2.75%, 09/01/24 (a)	100,000	103,453
5.85%, 01/15/26 (a)	275,000	316,723

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	200,000	220,592
Phillips 66
3.70%, 04/06/23	200,000	207,226
0.90%, 02/15/24 (a)	250,000	247,935
3.85%, 04/09/25 (a)	250,000	267,587
1.30%, 02/15/26 (a)	100,000	98,142
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	102,863
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	250,000	247,213
1.13%, 01/15/26 (a)	150,000	146,205
4.45%, 01/15/26 (a)	200,000	220,036
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	100,000	101,661
3.85%, 10/15/23 (a)	100,000	104,219
3.60%, 11/01/24 (a)	300,000	314,586
4.65%, 10/15/25 (a)	250,000	272,835
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	400,000	420,428
5.75%, 05/15/24 (a)	500,000	546,335
5.63%, 03/01/25 (a)	500,000	557,115
5.88%, 06/30/26 (a)	400,000	460,568
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	250,000	249,993
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	261,765
Shell International Finance BV
2.25%, 01/06/23	150,000	153,014
3.40%, 08/12/23	391,000	409,486
0.38%, 09/15/23	250,000	248,768
3.50%, 11/13/23 (a)	250,000	262,795
2.00%, 11/07/24 (a)	400,000	409,992
2.38%, 04/06/25 (a)	450,000	466,452
3.25%, 05/11/25	700,000	746,648
2.88%, 05/10/26	500,000	530,225
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	200,000	214,276
3.50%, 03/15/25 (a)	150,000	158,757
3.38%, 10/15/26 (a)	150,000	159,747
Suncor Energy, Inc.
2.80%, 05/15/23	200,000	205,112
3.10%, 05/15/25 (a)	250,000	262,362
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	216,346
The Williams Cos., Inc.
3.70%, 01/15/23 (a)	200,000	205,042
4.50%, 11/15/23 (a)	150,000	158,640
4.30%, 03/04/24 (a)	200,000	212,228
4.55%, 06/24/24 (a)	400,000	430,076
3.90%, 01/15/25 (a)	250,000	267,357
4.00%, 09/15/25 (a)	200,000	216,008
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	450,000	464,121
TotalEnergies Capital International S.A.
2.70%, 01/25/23	100,000	102,347
3.70%, 01/15/24	350,000	369,705
3.75%, 04/10/24	150,000	159,411
2.43%, 01/10/25 (a)	300,000	310,332
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	200,000	208,824
1.00%, 10/12/24 (a)	300,000	297,798
4.88%, 01/15/26 (a)	100,000	111,893
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	307,127
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Valero Energy Corp.
2.70%, 04/15/23	100,000	102,615
1.20%, 03/15/24	250,000	249,880
3.65%, 03/15/25	250,000	267,725
2.85%, 04/15/25 (a)	350,000	364,395
3.40%, 09/15/26 (a)	300,000	318,198
		43,196,876
Industrial Other 0.0%
Yale University
0.87%, 04/15/25 (a)	150,000	149,751
Technology 2.6%
Adobe, Inc.
1.70%, 02/01/23	350,000	354,753
1.90%, 02/01/25 (a)	100,000	102,193
3.25%, 02/01/25 (a)	100,000	105,952
Alphabet, Inc.
3.38%, 02/25/24	200,000	211,180
0.45%, 08/15/25 (a)	250,000	244,240
2.00%, 08/15/26 (a)	550,000	566,604
Altera Corp.
4.10%, 11/15/23	150,000	159,282
Analog Devices, Inc.
2.95%, 04/01/25 (a)	350,000	369,257
Apple Inc.
2.40%, 01/13/23 (a)	100,000	101,918
2.85%, 02/23/23 (a)	400,000	409,900
2.40%, 05/03/23	1,500,000	1,537,245
0.75%, 05/11/23	600,000	601,590
3.00%, 02/09/24 (a)	300,000	312,729
3.45%, 05/06/24	825,000	873,147
2.85%, 05/11/24 (a)	500,000	521,780
1.80%, 09/11/24 (a)	100,000	102,264
2.75%, 01/13/25 (a)	450,000	471,393
2.50%, 02/09/25	250,000	260,603
1.13%, 05/11/25 (a)	650,000	648,849
3.20%, 05/13/25	500,000	532,575
0.55%, 08/20/25 (a)	550,000	537,460
0.70%, 02/08/26 (a)	300,000	293,055
3.25%, 02/23/26 (a)	750,000	803,017
2.45%, 08/04/26 (a)	600,000	625,374
2.05%, 09/11/26 (a)	600,000	616,410
Applied Materials, Inc.
3.90%, 10/01/25 (a)	200,000	218,648
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	103,433
3.25%, 09/08/24 (a)	100,000	104,370
Autodesk, Inc.
3.60%, 12/15/22 (a)	100,000	102,215
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	268,272
Avnet, Inc.
4.88%, 12/01/22	100,000	103,988
4.63%, 04/15/26 (a)	150,000	164,916
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	209,170
4.38%, 05/14/24 (a)	450,000	481,977
3.08%, 04/07/25 (a)	250,000	260,617
1.72%, 04/09/26 (a)	200,000	198,282
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	200,000	209,714
3.13%, 01/15/25 (a)	200,000	209,398

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	159,197
4.70%, 04/15/25 (a)	350,000	384,016
3.15%, 11/15/25 (a)	500,000	525,055
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	213,858
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	108,247
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	200,000	218,226
4.13%, 05/01/25 (a)	200,000	205,798
CGI, Inc.
1.45%, 09/14/26 (a)(c)	200,000	195,976
Cisco Systems, Inc.
2.60%, 02/28/23	250,000	256,423
2.20%, 09/20/23 (a)	250,000	256,490
3.63%, 03/04/24	150,000	159,465
2.95%, 02/28/26	100,000	106,729
2.50%, 09/20/26 (a)	400,000	421,500
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	194,268
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	570,000	604,759
4.00%, 07/15/24 (a)	350,000	372,858
5.85%, 07/15/25 (a)	250,000	286,092
6.02%, 06/15/26 (a)	1,250,000	1,459,787
4.90%, 10/01/26 (a)	300,000	339,222
DXC Technology Co.
1.80%, 09/15/26 (a)	200,000	196,788
Equifax, Inc.
2.60%, 12/01/24 (a)	100,000	103,827
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	361,025
1.25%, 07/15/25 (a)	150,000	147,621
1.00%, 09/15/25 (a)	250,000	243,068
1.45%, 05/15/26 (a)	200,000	195,398
2.90%, 11/18/26 (a)	150,000	155,786
Fidelity National Information Services, Inc.
0.38%, 03/01/23	200,000	199,094
0.60%, 03/01/24	200,000	197,274
1.15%, 03/01/26 (a)	400,000	390,416
Fiserv, Inc.
3.80%, 10/01/23 (a)	400,000	419,900
2.75%, 07/01/24 (a)	450,000	465,804
3.85%, 06/01/25 (a)	250,000	267,915
3.20%, 07/01/26 (a)	500,000	527,995
Flex Ltd.
5.00%, 02/15/23	100,000	104,606
4.75%, 06/15/25 (a)	150,000	163,931
3.75%, 02/01/26 (a)	300,000	320,790
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	146,040
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)(e)(f)	150,000	150,123
Global Payments, Inc.
3.75%, 06/01/23 (a)	150,000	155,141
4.00%, 06/01/23 (a)	100,000	104,352
1.50%, 11/15/24 (a)	200,000	199,746
2.65%, 02/15/25 (a)	250,000	257,508
1.20%, 03/01/26 (a)	200,000	194,004
4.80%, 04/01/26 (a)	250,000	277,720
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (a)	300,000	305,067
4.45%, 10/02/23 (a)	300,000	317,292
1.45%, 04/01/24 (a)	500,000	502,775
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 10/15/25 (a)	600,000	667,614
1.75%, 04/01/26 (a)	150,000	150,281
HP, Inc.
2.20%, 06/17/25 (a)	350,000	358,445
1.45%, 06/17/26 (a)(c)	250,000	246,460
IHS Markit Ltd.
4.13%, 08/01/23 (a)	250,000	262,272
3.63%, 05/01/24 (a)	100,000	105,306
Intel Corp.
2.88%, 05/11/24 (a)	450,000	469,876
3.40%, 03/25/25 (a)	400,000	426,300
3.70%, 07/29/25 (a)	550,000	594,709
2.60%, 05/19/26 (a)	250,000	262,397
International Business Machines Corp.
3.38%, 08/01/23	450,000	469,539
3.63%, 02/12/24	700,000	739,641
3.00%, 05/15/24	850,000	889,508
3.45%, 02/19/26	400,000	429,552
3.30%, 05/15/26	800,000	857,488
Intuit, Inc.
0.65%, 07/15/23	150,000	149,816
0.95%, 07/15/25 (a)	150,000	148,256
Jabil, Inc.
1.70%, 04/15/26 (a)	150,000	148,967
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	200,000	197,736
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	108,768
KLA Corp.
4.65%, 11/01/24 (a)	300,000	326,847
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(c)	200,000	195,262
Lam Research Corp.
3.80%, 03/15/25 (a)	200,000	215,402
3.75%, 03/15/26 (a)	100,000	109,388
Leidos, Inc.
3.63%, 05/15/25 (a)	200,000	213,430
Marvell Technology, Inc.
4.20%, 06/22/23 (a)(c)	100,000	104,538
1.65%, 04/15/26 (a)	100,000	99,471
Mastercard, Inc.
3.38%, 04/01/24	350,000	369,925
2.00%, 03/03/25 (a)	100,000	102,821
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	209,372
2.67%, 09/01/23	250,000	256,705
4.25%, 09/01/25 (a)	200,000	207,250
Micron Technology, Inc.
4.98%, 02/06/26 (a)	200,000	224,212
Microsoft Corp.
2.38%, 05/01/23 (a)	500,000	510,715
2.00%, 08/08/23 (a)	250,000	255,350
3.63%, 12/15/23 (a)	450,000	473,859
2.88%, 02/06/24 (a)	500,000	520,570
2.70%, 02/12/25 (a)	500,000	524,670
3.13%, 11/03/25 (a)	800,000	853,952
2.40%, 08/08/26 (a)	1,000,000	1,043,780
Moody's Corp.
2.63%, 01/15/23 (a)	250,000	255,200
4.88%, 02/15/24 (a)	250,000	268,935
3.75%, 03/24/25 (a)	50,000	53,555
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	106,723

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	253,078
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	248,810
0.58%, 06/14/24 (a)	250,000	247,655
3.20%, 09/16/26 (a)	300,000	324,384
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	250,000	268,915
5.35%, 03/01/26 (a)(c)	200,000	227,464
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	100,000	103,662
3.88%, 06/18/26 (a)(c)	200,000	216,964
Oracle Corp.
2.63%, 02/15/23 (a)	300,000	306,306
3.63%, 07/15/23	150,000	156,710
2.40%, 09/15/23 (a)	750,000	767,370
3.40%, 07/08/24 (a)	650,000	683,637
2.95%, 11/15/24 (a)	600,000	626,856
2.50%, 04/01/25 (a)	800,000	825,008
2.95%, 05/15/25 (a)	650,000	679,165
1.65%, 03/25/26 (a)	700,000	696,745
2.65%, 07/15/26 (a)	750,000	774,337
PayPal Holdings, Inc.
1.35%, 06/01/23	350,000	353,608
2.40%, 10/01/24 (a)	250,000	258,563
1.65%, 06/01/25 (a)	350,000	353,745
2.65%, 10/01/26 (a)	300,000	315,234
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	250,000	255,310
2.90%, 05/20/24 (a)	200,000	209,002
3.45%, 05/20/25 (a)	400,000	427,492
RELX Capital, Inc.
3.50%, 03/16/23 (a)	200,000	206,482
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	217,874
salesforce.com, Inc.
3.25%, 04/11/23 (a)	250,000	258,340
0.63%, 07/15/24 (a)	250,000	247,998
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	250,000	250,428
SYNNEX Corp.
1.25%, 08/09/24 (a)(c)	150,000	148,407
1.75%, 08/09/26 (a)(c)	200,000	195,650
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	225,000	227,009
1.13%, 09/15/26 (a)	250,000	247,360
The Western Union Co.
2.85%, 01/10/25 (a)	150,000	155,942
1.35%, 03/15/26 (a)	250,000	244,148
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	211,292
Trimble, Inc.
4.15%, 06/15/23 (a)	100,000	104,491
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	351,718
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	105,385
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	166,236
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	216,782
Visa, Inc.
2.80%, 12/14/22 (a)	700,000	714,252
3.15%, 12/14/25 (a)	1,000,000	1,069,620
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VMware, Inc.
0.60%, 08/15/23	300,000	298,392
1.00%, 08/15/24 (a)	300,000	297,945
4.50%, 05/15/25 (a)	250,000	273,160
1.40%, 08/15/26 (a)	400,000	391,268
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	156,069
		59,057,873
Transportation 0.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	200,000	226,534
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	300,000	314,241
3.75%, 04/01/24 (a)	100,000	105,810
3.40%, 09/01/24 (a)	100,000	105,903
3.00%, 04/01/25 (a)	250,000	264,850
7.00%, 12/15/25	200,000	243,710
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	104,839
2.75%, 03/01/26 (a)	150,000	157,730
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	103,855
1.35%, 12/02/24 (a)	400,000	400,000
2.90%, 02/01/25 (a)	200,000	209,630
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/24	60,119	62,593
CSX Corp.
3.40%, 08/01/24 (a)	150,000	158,633
3.35%, 11/01/25 (a)	250,000	268,067
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	208,194
FedEx Corp.
3.25%, 04/01/26 (a)	200,000	214,714
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(c)	150,000	147,795
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	217,364
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	100,000	102,075
3.85%, 01/15/24 (a)	100,000	105,315
3.65%, 08/01/25 (a)	200,000	215,382
2.90%, 06/15/26 (a)	150,000	158,145
Ryder System, Inc.
3.40%, 03/01/23 (a)	350,000	360,699
3.75%, 06/09/23 (a)	150,000	156,188
3.88%, 12/01/23 (a)	100,000	105,488
3.65%, 03/18/24 (a)	100,000	105,642
4.63%, 06/01/25 (a)	250,000	275,755
3.35%, 09/01/25 (a)	75,000	79,789
Southwest Airlines Co.
4.75%, 05/04/23	225,000	236,308
5.25%, 05/04/25 (a)	600,000	669,174
Union Pacific Corp.
3.50%, 06/08/23 (a)	150,000	156,071
3.65%, 02/15/24 (a)	100,000	105,245
3.15%, 03/01/24 (a)	100,000	104,749
3.75%, 03/15/24 (a)	250,000	264,005
3.25%, 01/15/25 (a)	300,000	317,466
2.75%, 03/01/26 (a)	200,000	210,196
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	29,082	30,466
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	65,296	69,173

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	96,377	101,115
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	99,430	104,917
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	179,600	186,827
United Parcel Service, Inc.
2.50%, 04/01/23 (a)	250,000	255,695
2.20%, 09/01/24 (a)	250,000	257,675
2.80%, 11/15/24 (a)	75,000	78,538
3.90%, 04/01/25 (a)	200,000	216,680
		8,543,240
		293,865,920

Utility 1.3%
Electric 1.2%
Alabama Power Co.
3.55%, 12/01/23	150,000	157,853
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	103,096
3.65%, 02/15/26 (a)	250,000	268,400
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	250,000	244,965
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	262,517
3.20%, 04/15/25 (a)	100,000	105,547
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	250,000	255,590
3.75%, 11/15/23 (a)	300,000	315,264
3.50%, 02/01/25 (a)	100,000	106,451
4.05%, 04/15/25 (a)	450,000	489,699
Black Hills Corp.
4.25%, 11/30/23 (a)	250,000	264,272
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	102,888
1.45%, 06/01/26 (a)	150,000	147,935
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	200,000	214,222
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	104,995
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	200,000	198,972
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	103,834
Dominion Energy, Inc.
3.07%, 08/15/24	300,000	312,678
3.30%, 03/15/25 (a)	100,000	105,250
3.90%, 10/01/25 (a)	250,000	270,637
1.45%, 04/15/26 (a)	200,000	197,794
5.75%, 10/01/54 (a)(b)	122,000	130,977
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	105,457
DTE Energy Co.
2.53%, 10/01/24	100,000	103,530
1.05%, 06/01/25 (a)	200,000	197,144
2.85%, 10/01/26 (a)	200,000	209,476
Duke Energy Corp.
3.75%, 04/15/24 (a)	300,000	316,146
0.90%, 09/15/25 (a)	300,000	292,485
2.65%, 09/01/26 (a)	400,000	415,168
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	200,000	208,830
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	266,640
Edison International
3.55%, 11/15/24 (a)	100,000	105,326
4.95%, 04/15/25 (a)	150,000	163,617
Emera US Finance LP
3.55%, 06/15/26 (a)	250,000	267,517
Enel Americas S.A.
4.00%, 10/25/26 (a)	150,000	158,972
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	105,241
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	105,872
3.50%, 04/01/26 (a)	200,000	216,194
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	243,568
2.95%, 09/01/26 (a)	200,000	209,370
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	400,000	397,988
0.95%, 10/01/24 (a)	250,000	247,770
5.40%, 11/01/24	100,000	111,780
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	150,000	155,910
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	256,940
Eversource Energy
2.80%, 05/01/23 (a)	600,000	612,570
2.90%, 10/01/24 (a)	200,000	208,222
0.80%, 08/15/25 (a)	200,000	194,702
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	268,602
3.40%, 04/15/26 (a)	200,000	213,352
Exelon Generation Co., LLC
3.25%, 06/01/25 (a)	450,000	473,310
Florida Power & Light Co.
2.75%, 06/01/23 (a)	200,000	204,386
2.85%, 04/01/25 (a)	250,000	262,212
3.13%, 12/01/25 (a)	200,000	212,864
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	261,472
Georgia Power Co.
2.10%, 07/30/23	100,000	101,923
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	250,000	263,702
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	52,598
ITC Holdings Corp.
3.65%, 06/15/24 (a)	100,000	105,249
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	106,070
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	350,000	365,564
2.95%, 02/07/24 (a)	150,000	156,051
0.35%, 02/08/24	150,000	148,064
2.85%, 01/27/25 (a)	100,000	104,650
3.25%, 11/01/25 (a)	200,000	213,524
1.00%, 06/15/26 (a)	200,000	195,316
4.75%, 04/30/43 (a)(b)	250,000	255,707
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/23 (a)	300,000	307,359
0.65%, 03/01/23	600,000	599,646
3.15%, 04/01/24 (a)	145,000	151,477
2.75%, 05/01/25 (a)	350,000	366,516

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	152,747
OGE Energy Corp.
0.70%, 05/26/23 (a)	100,000	99,572
Oklahoma Gas & Electric Co.
0.55%, 05/26/23 (a)	100,000	99,709
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	104,247
2.95%, 04/01/25 (a)	200,000	209,984
0.55%, 10/01/25 (a)	250,000	242,138
Pacific Gas & Electric Co.
3.25%, 06/15/23 (a)	200,000	203,882
4.25%, 08/01/23 (a)	200,000	207,246
3.40%, 08/15/24 (a)	200,000	206,958
3.50%, 06/15/25 (a)	150,000	155,679
3.45%, 07/01/25	400,000	415,164
3.15%, 01/01/26	500,000	512,535
2.95%, 03/01/26 (a)	200,000	203,512
PacifiCorp
2.95%, 06/01/23 (a)	250,000	257,090
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	425,000	421,226
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	105,056
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	210,878
Public Service Electric and Gas Co.
2.38%, 05/15/23 (a)	100,000	102,060
3.25%, 09/01/23 (a)	150,000	155,913
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	208,126
0.80%, 08/15/25 (a)	250,000	243,223
Puget Energy, Inc.
3.65%, 05/15/25 (a)	200,000	212,518
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	150,000	156,258
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	103,404
3.50%, 10/01/23 (a)	150,000	156,065
1.10%, 04/01/24 (a)	250,000	249,770
3.70%, 08/01/25 (a)	250,000	267,977
1.20%, 02/01/26 (a)	100,000	98,173
Southern Power Co.
4.15%, 12/01/25 (a)	250,000	273,060
0.90%, 01/15/26 (a)	200,000	194,056
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	149,421
2.75%, 10/01/26 (a)	100,000	104,220
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	104,486
The AES Corp.
1.38%, 01/15/26 (a)	300,000	291,687
The Southern Co.
2.95%, 07/01/23 (a)	500,000	513,635
0.60%, 02/26/24 (a)	150,000	148,071
3.25%, 07/01/26 (a)	500,000	529,725
4.00%, 01/15/51 (a)(b)	250,000	253,778
3.75%, 09/15/51 (a)(b)	250,000	247,920
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	150,000	157,235
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	150,000	152,915
3.45%, 02/15/24 (a)	200,000	209,340
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 05/15/25 (a)	100,000	105,539
3.15%, 01/15/26 (a)	200,000	211,668
WEC Energy Group, Inc.
0.55%, 09/15/23	450,000	446,800
0.80%, 03/15/24 (a)	200,000	198,402
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	500,000	496,145
		26,279,098
Natural Gas 0.1%
Atmos Energy Corp.
0.63%, 03/09/23 (a)	200,000	199,716
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (a)	200,000	199,536
3.55%, 04/01/23 (a)	100,000	103,411
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	341,617
ONE Gas, Inc.
0.85%, 03/11/23 (a)	300,000	299,943
1.10%, 03/11/24 (a)	200,000	198,060
Sempra Energy
2.90%, 02/01/23	150,000	153,402
4.05%, 12/01/23	100,000	105,903
3.55%, 06/15/24	350,000	372,309
3.75%, 11/15/25	150,000	163,761
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	52,535
2.60%, 06/15/26 (a)	150,000	156,857
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	102,290
3.25%, 06/15/26 (a)	100,000	105,976
		2,555,316
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	159,108
		28,993,522
Total Corporates (Cost $583,516,919)		584,643,671

TREASURIES 63.9% OF NET ASSETS
Bonds
7.13%, 02/15/23	1,200,000	1,298,648
6.25%, 08/15/23	1,500,000	1,648,301
7.50%, 11/15/24	600,000	717,891
7.63%, 02/15/25	800,000	971,656
6.88%, 08/15/25	1,000,000	1,214,883
6.00%, 02/15/26	2,000,000	2,407,422
6.75%, 08/15/26	1,000,000	1,256,992
6.50%, 11/15/26	1,000,000	1,257,969
Notes
0.13%, 12/31/22	14,739,400	14,716,658
1.50%, 01/15/23	5,900,000	5,980,203
0.13%, 01/31/23	15,110,800	15,078,926
1.75%, 01/31/23	6,605,000	6,716,975
2.38%, 01/31/23	7,125,000	7,297,559
1.38%, 02/15/23	9,500,000	9,623,574
2.00%, 02/15/23	10,200,000	10,409,977
0.13%, 02/28/23	14,700,000	14,663,250
1.50%, 02/28/23	6,250,000	6,343,994
2.63%, 02/28/23	6,950,000	7,148,591
0.50%, 03/15/23	8,400,000	8,417,883
0.13%, 03/31/23	15,000,000	14,953,125
1.50%, 03/31/23	7,000,000	7,108,281

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 03/31/23	6,235,000	6,413,038
0.25%, 04/15/23	9,000,000	8,986,641
0.13%, 04/30/23	14,200,000	14,148,414
1.63%, 04/30/23	6,200,000	6,309,832
2.75%, 04/30/23	6,400,000	6,614,250
0.13%, 05/15/23	8,300,000	8,270,334
1.75%, 05/15/23	11,270,000	11,494,740
0.13%, 05/31/23	15,000,000	14,937,305
1.63%, 05/31/23	4,750,000	4,837,021
2.75%, 05/31/23	5,600,000	5,796,328
0.25%, 06/15/23	7,330,400	7,312,647
0.13%, 06/30/23	15,000,000	14,932,324
1.38%, 06/30/23	5,400,000	5,482,055
2.63%, 06/30/23	6,700,000	6,932,668
0.13%, 07/15/23	8,700,000	8,657,010
0.13%, 07/31/23	15,000,000	14,919,141
1.25%, 07/31/23	5,500,000	5,574,336
2.75%, 07/31/23	5,600,000	5,814,156
0.13%, 08/15/23	9,400,000	9,346,207
2.50%, 08/15/23	9,800,000	10,138,023
0.13%, 08/31/23	13,500,000	13,418,789
1.38%, 08/31/23	6,300,000	6,398,314
2.75%, 08/31/23	4,000,000	4,157,578
0.13%, 09/15/23	8,900,000	8,842,984
0.25%, 09/30/23	15,700,000	15,631,619
1.38%, 09/30/23	6,800,000	6,909,039
2.88%, 09/30/23	6,600,000	6,884,625
0.13%, 10/15/23	8,700,000	8,637,639
0.38%, 10/31/23	15,400,000	15,358,793
1.63%, 10/31/23	5,600,000	5,717,469
2.88%, 10/31/23	6,350,000	6,633,518
0.25%, 11/15/23	11,500,000	11,434,863
2.75%, 11/15/23	14,150,000	14,759,113
0.50%, 11/30/23	15,000,000	14,985,352
2.13%, 11/30/23	6,300,000	6,496,506
2.88%, 11/30/23	3,900,000	4,079,842
0.13%, 12/15/23	11,476,000	11,371,550
2.25%, 12/31/23	6,400,000	6,619,750
2.63%, 12/31/23	6,800,000	7,086,078
0.13%, 01/15/24	12,046,000	11,923,658
2.25%, 01/31/24	6,500,000	6,728,770
2.50%, 01/31/24	7,750,000	8,063,936
0.13%, 02/15/24	15,000,000	14,838,281
2.75%, 02/15/24	12,500,000	13,083,008
2.13%, 02/29/24	5,600,000	5,785,719
2.38%, 02/29/24	6,200,000	6,439,281
0.25%, 03/15/24	14,300,000	14,169,848
2.13%, 03/31/24	13,850,000	14,316,897
0.38%, 04/15/24	11,000,000	10,920,078
2.00%, 04/30/24	6,300,000	6,498,598
2.25%, 04/30/24	9,350,000	9,698,434
0.25%, 05/15/24	13,100,000	12,955,184
2.50%, 05/15/24	15,500,000	16,178,730
2.00%, 05/31/24	10,550,000	10,886,693
0.25%, 06/15/24	12,500,000	12,351,074
1.75%, 06/30/24	8,700,000	8,925,996
2.00%, 06/30/24	6,685,000	6,902,785
0.38%, 07/15/24	11,400,000	11,290,453
1.75%, 07/31/24	8,800,000	9,035,469
2.13%, 07/31/24	5,700,000	5,906,625
0.38%, 08/15/24	12,800,000	12,669,500
2.38%, 08/15/24	14,500,000	15,121,914
1.25%, 08/31/24	6,900,000	6,988,406
1.88%, 08/31/24	6,600,000	6,796,711
0.38%, 09/15/24	15,000,000	14,831,250
1.50%, 09/30/24	6,900,000	7,034,496
2.13%, 09/30/24	5,810,000	6,026,059
0.63%, 10/15/24	15,000,000	14,925,586
1.50%, 10/31/24	5,350,000	5,454,074
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 10/31/24	5,800,000	6,039,703
0.75%, 11/15/24	14,500,000	14,465,449
2.25%, 11/15/24	14,500,000	15,100,957
1.50%, 11/30/24	6,250,000	6,371,582
2.13%, 11/30/24	5,100,000	5,293,641
1.75%, 12/31/24	8,100,000	8,319,902
2.25%, 12/31/24	6,800,000	7,085,547
1.38%, 01/31/25	7,750,000	7,867,764
2.50%, 01/31/25	6,100,000	6,406,430
2.00%, 02/15/25	14,800,000	15,310,484
1.13%, 02/28/25	8,200,000	8,256,055
2.75%, 02/28/25	6,800,000	7,202,953
0.50%, 03/31/25	10,488,600	10,343,153
2.63%, 03/31/25	4,700,000	4,961,805
0.38%, 04/30/25	11,400,000	11,180,016
2.88%, 04/30/25	6,500,000	6,922,754
2.13%, 05/15/25	13,800,000	14,352,000
0.25%, 05/31/25	11,100,000	10,824,234
2.88%, 05/31/25	6,400,000	6,821,500
0.25%, 06/30/25	11,200,000	10,912,125
2.75%, 06/30/25	4,900,000	5,205,484
0.25%, 07/31/25	11,700,000	11,384,648
2.88%, 07/31/25	5,700,000	6,085,863
2.00%, 08/15/25	15,300,000	15,858,211
0.25%, 08/31/25	12,900,000	12,536,684
2.75%, 08/31/25	6,200,000	6,596,703
0.25%, 09/30/25	13,900,000	13,502,004
3.00%, 09/30/25	5,800,000	6,232,281
0.25%, 10/31/25	14,665,000	14,219,894
3.00%, 10/31/25	5,200,000	5,592,641
2.25%, 11/15/25	15,700,000	16,433,484
0.38%, 11/30/25	13,841,600	13,469,066
2.88%, 11/30/25	6,300,000	6,753,305
0.38%, 12/31/25	14,330,000	13,932,566
2.63%, 12/31/25	6,000,000	6,377,578
0.38%, 01/31/26	15,740,600	15,286,213
2.63%, 01/31/26	7,073,000	7,521,970
1.63%, 02/15/26	13,800,000	14,108,344
0.50%, 02/28/26	15,800,000	15,411,789
2.50%, 02/28/26	7,300,000	7,729,445
0.75%, 03/31/26	15,100,000	14,877,629
2.25%, 03/31/26	7,200,000	7,550,438
0.75%, 04/30/26	15,100,000	14,864,652
2.38%, 04/30/26	5,300,000	5,590,258
1.63%, 05/15/26	14,000,000	14,313,906
0.75%, 05/31/26	15,000,000	14,760,352
2.13%, 05/31/26	6,600,000	6,894,164
0.88%, 06/30/26	13,300,000	13,151,934
1.88%, 06/30/26	6,600,000	6,823,781
0.63%, 07/31/26	15,400,000	15,045,078
1.88%, 07/31/26	6,800,000	7,034,016
1.50%, 08/15/26	13,800,000	14,035,031
0.75%, 08/31/26	15,600,000	15,322,125
1.38%, 08/31/26	6,500,000	6,574,395
0.88%, 09/30/26	16,600,000	16,388,609
1.63%, 09/30/26	5,200,000	5,320,859
1.13%, 10/31/26	16,300,000	16,280,899
1.63%, 10/31/26	6,900,000	7,061,988
2.00%, 11/15/26	13,200,000	13,749,141
1.25%, 11/30/26	15,000,000	15,070,312
1.63%, 11/30/26	5,600,000	5,733,875
Total Treasuries (Cost $1,439,484,309)		1,433,039,831

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 9.5% OF NET ASSETS

Agency 4.9%
Foreign 1.8%
Austria 0.1%
Oesterreichische Kontrollbank AG
2.88%, 03/13/23	350,000	360,815
3.13%, 11/07/23	550,000	576,246
1.50%, 02/12/25	200,000	203,264
0.38%, 09/17/25	500,000	486,215
0.50%, 02/02/26	500,000	487,065
		2,113,605
Canada 0.1%
Export Development Canada
2.50%, 01/24/23	500,000	512,035
1.38%, 02/24/23	750,000	758,925
2.75%, 03/15/23	400,000	411,836
2.63%, 02/21/24	250,000	260,420
		1,943,216
Germany 0.9%
FMS Wertmanagement
2.75%, 03/06/23 (h)	500,000	514,645
2.75%, 01/30/24 (h)	250,000	260,925
Kreditanstalt Fuer Wiederaufbau
2.63%, 01/25/22 (h)	605,000	607,226
2.38%, 12/29/22 (h)	1,250,000	1,277,275
2.13%, 01/17/23 (h)	2,000,000	2,040,020
1.63%, 02/15/23 (h)	1,400,000	1,421,084
0.25%, 04/25/23 (h)	1,000,000	997,640
0.25%, 10/19/23 (h)	1,000,000	994,060
2.63%, 02/28/24 (h)	950,000	990,764
0.25%, 03/08/24 (h)	500,000	494,890
1.38%, 08/05/24 (h)	850,000	862,214
0.50%, 09/20/24 (h)	350,000	346,490
2.50%, 11/20/24 (h)	1,850,000	1,936,913
0.38%, 07/18/25 (h)	2,250,000	2,196,045
0.63%, 01/22/26 (h)	1,600,000	1,569,792
1.00%, 10/01/26 (h)	1,000,000	990,990
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (h)	200,000	209,680
2.00%, 01/13/25 (h)	250,000	257,948
0.50%, 05/27/25 (h)	500,000	490,705
2.38%, 06/10/25 (h)	750,000	784,155
0.88%, 03/30/26 (h)	500,000	494,035
1.75%, 07/27/26 (h)	400,000	410,076
		20,147,572
Japan 0.3%
Japan Bank for International Cooperation
1.75%, 01/23/23	300,000	304,431
0.63%, 05/22/23	750,000	750,960
3.25%, 07/20/23	750,000	781,905
3.38%, 07/31/23	200,000	209,116
0.38%, 09/15/23	500,000	497,525
3.38%, 10/31/23	450,000	473,036
2.50%, 05/23/24	450,000	467,631
3.00%, 05/29/24	200,000	210,338
1.75%, 10/17/24	200,000	204,284
2.13%, 02/10/25	200,000	206,518
2.50%, 05/28/25	1,000,000	1,045,950
0.63%, 07/15/25	250,000	245,165
2.75%, 01/21/26	250,000	265,130
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 04/20/26	500,000	523,500
1.88%, 07/21/26	350,000	358,456
2.25%, 11/04/26	500,000	520,370
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	207,248
		7,271,563
Norway 0.1%
Equinor A.S.A.
2.45%, 01/17/23	150,000	153,014
2.65%, 01/15/24	193,000	199,647
3.70%, 03/01/24	200,000	211,990
3.25%, 11/10/24	100,000	105,891
2.88%, 04/06/25 (a)	500,000	524,590
1.75%, 01/22/26 (a)	250,000	252,392
		1,447,524
Republic of Korea 0.2%
Export-Import Bank of Korea
2.38%, 06/25/24	200,000	207,860
0.63%, 06/29/24	200,000	199,052
2.88%, 01/21/25	200,000	210,376
0.75%, 09/21/25	500,000	491,215
3.25%, 11/10/25	500,000	538,330
2.63%, 05/26/26	400,000	422,552
The Korea Development Bank
2.75%, 03/19/23	200,000	205,460
3.75%, 01/22/24	900,000	957,186
0.40%, 03/09/24	200,000	198,402
0.40%, 06/19/24	500,000	495,065
3.38%, 09/16/25	250,000	269,720
0.80%, 07/19/26	200,000	194,946
		4,390,164
Sweden 0.1%
Svensk Exportkredit AB
2.88%, 03/14/23	250,000	257,717
0.25%, 09/29/23	500,000	496,585
0.50%, 11/10/23	250,000	249,203
1.75%, 12/12/23	550,000	561,676
0.38%, 03/11/24	500,000	495,640
0.38%, 07/30/24	300,000	296,070
0.63%, 10/07/24	300,000	297,603
0.63%, 05/14/25	225,000	221,578
0.50%, 08/26/25	350,000	341,950
		3,218,022
		40,531,666
U.S. 3.1%
Fannie Mae
2.38%, 01/19/23	1,250,000	1,279,088
0.25%, 05/22/23	3,000,000	2,992,500
2.88%, 09/12/23	800,000	833,224
1.75%, 07/02/24	500,000	512,860
1.63%, 01/07/25	1,500,000	1,531,965
0.63%, 04/22/25	2,500,000	2,470,975
0.50%, 06/17/25	1,500,000	1,472,100
Federal Farm Credit Banks Funding Corp.
0.13%, 02/03/23	400,000	399,164
0.13%, 03/09/23	1,000,000	997,730
0.20%, 10/02/23	1,500,000	1,489,905
0.29%, 10/12/23	1,000,000	995,830
0.25%, 02/26/24	400,000	396,556
0.30%, 03/18/24	1,000,000	991,280
0.88%, 11/18/24	1,000,000	1,000,260

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Home Loan Bank
1.88%, 12/09/22	3,000,000	3,048,150
1.38%, 02/17/23	3,000,000	3,037,110
0.13%, 03/17/23	2,000,000	1,993,540
2.50%, 02/13/24	1,800,000	1,873,818
1.50%, 08/15/24	200,000	203,794
0.50%, 04/14/25	3,000,000	2,951,760
0.50%, 06/13/25	500,000	491,225
0.38%, 09/04/25	1,000,000	974,860
Federal Home Loan Mortgage Corp.
0.38%, 04/20/23	3,000,000	2,999,640
0.13%, 10/16/23	5,000,000	4,961,950
0.25%, 12/04/23	3,000,000	2,980,020
0.38%, 09/23/25	1,000,000	972,980
Federal National Mortgage Association
0.25%, 07/10/23	3,000,000	2,990,040
0.25%, 11/27/23	3,000,000	2,981,880
1.63%, 10/15/24	2,700,000	2,758,374
0.38%, 08/25/25	2,000,000	1,949,600
0.50%, 11/07/25	3,000,000	2,929,140
Freddie Mac
2.75%, 06/19/23	2,100,000	2,175,600
0.25%, 06/26/23	3,000,000	2,990,520
0.25%, 08/24/23	5,000,000	4,979,050
1.50%, 02/12/25	200,000	203,556
0.38%, 07/21/25	1,000,000	976,690
		68,786,734
		109,318,400

Local Authority 0.6%
Foreign 0.6%
Canada 0.6%
Hydro-Quebec
8.05%, 07/07/24	300,000	351,654
Province of Alberta
3.35%, 11/01/23	323,000	339,528
2.95%, 01/23/24	600,000	627,900
1.88%, 11/13/24	750,000	769,162
1.00%, 05/20/25	600,000	597,366
Province of British Columbia
1.75%, 09/27/24	350,000	358,351
2.25%, 06/02/26	300,000	313,500
0.90%, 07/20/26	650,000	640,120
Province of Manitoba
2.60%, 04/16/24	250,000	260,270
3.05%, 05/14/24	300,000	315,885
2.13%, 06/22/26	200,000	207,338
Province of New Brunswick
2.50%, 12/12/22	100,000	101,906
Province of Ontario
1.75%, 01/24/23	900,000	913,644
3.40%, 10/17/23	1,000,000	1,050,810
3.05%, 01/29/24	700,000	734,454
3.20%, 05/16/24	200,000	211,336
0.63%, 01/21/26	1,000,000	977,030
1.05%, 04/14/26	500,000	495,595
2.50%, 04/27/26	250,000	263,175
2.30%, 06/15/26	400,000	417,668
Province of Quebec
2.38%, 01/31/22	200,000	200,704
2.63%, 02/13/23	250,000	256,383
7.13%, 02/09/24	100,000	113,337
2.50%, 04/09/24	250,000	259,988
2.88%, 10/16/24	1,000,000	1,054,370
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 02/11/25	450,000	456,444
0.60%, 07/23/25	750,000	735,892
2.50%, 04/20/26	500,000	526,975
		13,550,785
U.S. 0.0%
Illinois
4.95%, 06/01/23	63,636	66,141
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	302,192
State Board of Administration Finance Corp.
1.26%, 07/01/25	350,000	349,886
University of California
0.88%, 05/15/25 (a)	250,000	248,385
		966,604
		14,517,389

Sovereign 0.7%
Canada 0.1%
Canada Government International Bond
1.63%, 01/22/25	900,000	919,485
0.75%, 05/19/26	950,000	934,097
		1,853,582
Chile 0.0%
Chile Government International Bond
3.13%, 01/21/26	250,000	263,958
Hungary 0.1%
Hungary Government International Bond
5.38%, 02/21/23	500,000	527,505
5.75%, 11/22/23	210,000	228,871
5.38%, 03/25/24	700,000	763,854
		1,520,230
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	204,672
4.45%, 02/11/24	200,000	214,570
		419,242
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	255,165
3.15%, 06/30/23	250,000	259,395
		514,560
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	950,000	1,051,431
0.88%, 05/06/24	250,000	247,828
2.38%, 10/17/24	750,000	771,892
1.25%, 02/17/26	950,000	929,461
		3,000,612
Mexico 0.1%
Mexico Government International Bond
4.00%, 10/02/23	148,000	156,137
3.60%, 01/30/25	750,000	799,710

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 04/27/25 (a)	200,000	215,216
4.13%, 01/21/26	500,000	549,335
		1,720,398
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	212,584
3.75%, 03/16/25 (a)	400,000	423,284
7.13%, 01/29/26	350,000	420,329
		1,056,197
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	550,000	659,351
2.39%, 01/23/26 (a)	300,000	304,977
		964,328
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	600,000	640,290
10.63%, 03/16/25	500,000	650,280
5.50%, 03/30/26	300,000	349,056
		1,639,626
Poland 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	500,000	513,180
4.00%, 01/22/24	600,000	635,436
3.25%, 04/06/26	500,000	535,460
		1,684,076
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	211,352
2.00%, 06/19/24	200,000	206,060
		417,412
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	424,004
		15,478,225

Supranational* 3.3%
African Development Bank
0.75%, 04/03/23	875,000	878,640
3.00%, 09/20/23	850,000	887,323
0.88%, 03/23/26	500,000	494,780
0.88%, 07/22/26	750,000	739,373
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)	500,000	494,960
Asian Development Bank
1.63%, 01/24/23	800,000	811,848
2.75%, 03/17/23	550,000	566,720
0.25%, 07/14/23	1,050,000	1,046,136
0.25%, 10/06/23	1,000,000	994,460
2.63%, 01/30/24	600,000	625,158
0.38%, 06/11/24	1,000,000	989,890
0.63%, 10/08/24	500,000	496,680
1.50%, 10/18/24	900,000	916,092
2.00%, 01/22/25	200,000	206,614
0.63%, 04/29/25	1,250,000	1,234,650
0.38%, 09/03/25	1,000,000	974,700
0.50%, 02/04/26	1,000,000	976,050
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 04/14/26	1,250,000	1,243,200
2.00%, 04/24/26	500,000	518,725
1.75%, 08/14/26	250,000	256,520
Corp. Andina de Fomento
2.75%, 01/06/23	100,000	102,223
2.38%, 05/12/23	300,000	306,699
3.75%, 11/23/23	150,000	158,313
1.63%, 09/23/25	400,000	400,852
Council of Europe Development Bank
2.63%, 02/13/23	250,000	256,620
0.25%, 06/10/23	150,000	149,486
0.25%, 10/20/23	400,000	397,476
2.50%, 02/27/24	400,000	415,752
1.38%, 02/27/25	150,000	151,977
0.88%, 09/22/26	250,000	246,065
European Bank for Reconstruction & Development
2.75%, 03/07/23	650,000	669,279
0.25%, 07/10/23	500,000	498,145
1.63%, 09/27/24	150,000	153,273
1.50%, 02/13/25	150,000	152,588
0.50%, 05/19/25	600,000	589,308
0.50%, 11/25/25	300,000	292,734
0.50%, 01/28/26	1,000,000	976,460
European Investment Bank
2.00%, 12/15/22	750,000	762,855
2.50%, 03/15/23	1,650,000	1,694,500
1.38%, 05/15/23	250,000	253,425
2.88%, 08/15/23	1,200,000	1,247,964
0.25%, 09/15/23	650,000	646,601
3.13%, 12/14/23	1,000,000	1,050,780
3.25%, 01/29/24	2,150,000	2,268,680
2.63%, 03/15/24	700,000	730,513
2.25%, 06/24/24	1,250,000	1,296,762
2.50%, 10/15/24	200,000	209,324
1.88%, 02/10/25	950,000	977,958
1.63%, 03/14/25	1,150,000	1,174,725
0.63%, 07/25/25	750,000	738,915
0.38%, 12/15/25	1,000,000	970,950
0.38%, 03/26/26	1,500,000	1,453,110
Inter-American Development Bank
2.50%, 01/18/23	1,100,000	1,126,488
0.50%, 05/24/23	1,250,000	1,251,225
3.00%, 10/04/23	950,000	992,446
0.25%, 11/15/23	1,000,000	993,880
2.63%, 01/16/24	1,100,000	1,145,551
3.00%, 02/21/24	600,000	630,474
0.50%, 09/23/24	250,000	247,555
2.13%, 01/15/25	1,600,000	1,658,592
1.75%, 03/14/25	400,000	410,068
0.88%, 04/03/25	150,000	149,505
0.63%, 07/15/25	1,100,000	1,083,445
0.88%, 04/20/26	1,250,000	1,236,162
2.00%, 06/02/26	750,000	777,600
2.00%, 07/23/26	400,000	414,700
International Bank for Reconstruction & Development
2.13%, 02/13/23	150,000	153,135
1.75%, 04/19/23	250,000	254,565
0.13%, 04/20/23	500,000	498,000
1.88%, 06/19/23	550,000	561,908
3.00%, 09/27/23	1,500,000	1,566,645
0.25%, 11/24/23	1,000,000	993,570
2.50%, 03/19/24	1,050,000	1,093,039
1.50%, 08/28/24	550,000	560,219
2.50%, 11/25/24	1,200,000	1,257,108
1.63%, 01/15/25	1,500,000	1,532,355
2.13%, 03/03/25	100,000	103,776
0.75%, 03/11/25	950,000	943,616

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 04/22/25	2,000,000	1,975,880
0.38%, 07/28/25	1,250,000	1,220,062
2.50%, 07/29/25	1,500,000	1,577,685
0.50%, 10/28/25	1,500,000	1,465,995
0.88%, 07/15/26	500,000	493,755
International Finance Corp.
0.50%, 03/20/23	350,000	350,438
2.88%, 07/31/23	400,000	415,588
1.38%, 10/16/24	550,000	557,986
0.38%, 07/16/25	750,000	732,443
2.13%, 04/07/26	250,000	260,920
0.75%, 10/08/26	600,000	587,592
Nordic Investment Bank
0.38%, 05/19/23	200,000	199,732
2.88%, 07/19/23	300,000	311,451
2.25%, 05/21/24	400,000	414,436
0.38%, 09/11/25	400,000	389,368
0.50%, 01/21/26	250,000	244,180
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	994,390
2.25%, 05/16/24	700,000	724,934
0.50%, 10/30/24	750,000	741,187
0.50%, 05/28/25	500,000	490,645
0.50%, 01/27/26	1,000,000	975,690
		73,506,815
Total Government Related (Cost $213,372,056)		212,820,829

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (i)	11,855,154	11,855,154
Total Short-Term Investments (Cost $11,855,154)		11,855,154
Total Investments in Securities (Cost $2,248,228,438)		2,242,359,485
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,403,045 or 0.2% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Variable-rate security.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2021:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/21	FACE AMOUNT AT 11/30/21	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
TD Ameritrade Holding Corp.
3.63%, 04/01/25	$109,256	$—	($108,518)	$2,628	($3,257)	($109)	$—	—	$232
The Charles Schwab Corp.
2.65%, 01/25/23	77,335	—	—	—	(533)	(137)	76,665	75,000	497
3.55%, 02/01/24	107,332	—	—	—	(1,124)	(602)	105,606	100,000	888
0.75%, 03/18/24	352,383	—	—	—	(3,493)	(234)	348,656	350,000	656
3.00%, 03/10/25	53,594	—	—	—	(577)	(289)	52,728	50,000	375
4.20%, 03/24/25	111,511	—	—	—	(1,788)	(323)	109,400	100,000	1,050
3.63%, 04/01/25	—	108,418	—	—	(884)	(439)	107,095	100,000	675
3.85%, 05/21/25	165,626	—	—	—	(1,968)	(1,067)	162,591	150,000	1,444
3.45%, 02/13/26	55,197	—	—	—	(1,003)	(286)	53,908	50,000	431
0.90%, 03/11/26	249,300	—	—	—	(4,876)	118	244,542	250,000	563
1.15%, 05/13/26	201,410	—	—	—	(3,700)	(18)	197,692	200,000	575
Total	$1,482,944	$108,418	($108,518)	$2,628	($23,203)	($3,386)	$1,458,883		$7,386

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$584,643,671	$—	$584,643,671
Treasuries[1]	—	1,433,039,831	—	1,433,039,831
Government Related[1]	—	212,820,829	—	212,820,829
Short-Term Investments[1]	11,855,154	—	—	11,855,154
Total	$11,855,154	$2,230,504,331	$—	$2,242,359,485

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450NOV21